UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – October 31, 2014

Item 1: Reports to Shareholders

Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Tax-Exempt Money Market Fund	9
Short-Term Tax-Exempt Fund	33
Limited-Term Tax-Exempt Fund	41
Intermediate-Term Tax-Exempt Fund	49
Long-Term Tax-Exempt Fund	57
High-Yield Tax-Exempt Fund	65
About Your Fund’s Expenses	75
Glossary	77
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields[1]	Yields[2]	Returns	Returns	Returns
Vanguard Tax-Exempt Money Market Fund	0.01%	0.02%	0.01%	0.00%	0.01%
Tax-Exempt Money Market Funds Average[3]					0.01

Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.28%	0.65%	0.72%	–0.06%	0.66%
Admiral ™ Shares[4]	0.36	0.83	0.80	–0.06	0.74
Barclays 1 Year Municipal Bond Index					0.72
1–2 Year Municipal Funds Average[3]					0.43

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	0.70%	1.61%	1.63%	0.18%	1.81%
Admiral Shares [4]	0.78	1.80	1.71	0.18	1.89
Barclays 1–5 Year Municipal Bond Index					1.98
1–5 Year Municipal Funds Average[3]					1.50

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.54%	3.55%	3.28%	3.03%	6.31%
Admiral Shares [4]	1.62	3.73	3.36	3.03	6.39
Barclays 1–15 Year Municipal Bond Index					5.56
Intermediate Municipal Funds Average[3]					5.11

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.22%	5.12%	4.22%	5.30%	9.52%
Admiral Shares [4]	2.30	5.30	4.30	5.30	9.60
Barclays Municipal Bond Index					7.82
General & Insured Municipal Debt Funds Average[3]					8.63

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.56%	5.90%	4.23%	5.64%	9.87%
Admiral Shares [4]	2.64	6.08	4.32	5.64	9.96
Barclays Municipal Bond Index					7.82
General & Insured Municipal Debt Funds Average[3]					8.63

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Derived from data provided by Lipper, a Thomson Reuters Company.
4 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

After getting off to a rough start, the broad U.S. municipal bond market posted ten consecutive months of positive returns to finish the fiscal year ended October 31, 2014, with a return of almost 8%.

Demand was strongest for longer-dated and lower-rated munis, a trend that helped Vanguard High-Yield Tax-Exempt Fund and Vanguard Long-Term Tax-Exempt Fund return about 10% and Vanguard Intermediate-Term Tax-Exempt Fund return about 6%. Price appreciation accounted for a healthy portion of the funds’ returns, unlike in the previous fiscal year when price depreciation was a significant detractor.

The returns of our two shorter-maturity muni bond funds were more modest, with earned income playing a central role in their performances. Vanguard Limited-Term Tax-Exempt Fund produced a result of about 2% and Vanguard Short-Term Tax-Exempt Fund returned less than 1%.

For a look at the relative contributions of price changes and income to the long-term performance of muni bonds, please see the box on page 5.

All five bond funds fared better than their peers: The outperformance ranged from 23 basis points for Investor Shares of the Short-Term Fund to 133 basis points for Admiral Shares of the High-Yield Fund. (A basis point is one-hundredth of a percentage point.) The bond funds’ returns were roughly in line with or slightly ahead of those of their benchmark indexes.

The rise in muni bond prices drove the 30-day SEC yields for the Vanguard funds lower. Over the 12 months, the yield of Investor Shares dropped from 0.38% to 0.28% for the Short-Term Fund and from 3.68% to 2.56% for the High-Yield Fund.

With Federal Reserve policy pinning short-term interest rates near zero, Vanguard Tax-Exempt Money Market Fund, which invests in securities maturing in less than one year, performed in line with its peer group with a return of 0.01%.

U.S. taxable bonds made gains as their low yields fell further
The broad U.S. taxable bond market returned 4.14%. Bond prices, which backtracked at times over the summer, climbed in October as investors sought sanctuary from stock market volatility.

Market Barometer
		Average Annual Total Returns
	Periods Ended October 31, 2014
	One Year	Three Years	Five Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.14%	2.73%	4.22%
Barclays Municipal Bond Index (Broad tax-exempt market)	7.82	4.93	5.26
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

Stocks
Russell 1000 Index (Large-caps)	16.78%	19.90%	16.98%
Russell 2000 Index (Small-caps)	8.06	18.18	17.39
Russell 3000 Index (Broad U.S. market)	16.07	19.77	17.01
FTSE All-World ex US Index (International)	0.45	8.07	6.38

CPI
Consumer Price Index	1.66%	1.60%	1.89%

2

Although there was some upward pressure on shorter-term Treasury yields as the Fed gradually brought its stimulative bond-buying program to an end in October, yields of longer-term Treasuries fell. Over the 12 months, the yield of the 5-year Treasury note moved up from 1.32% to 1.57%, while the 10-year note slipped from 2.54% to 2.31%, and the 30-year dropped from 3.64% to 3.05%.

Overall, Treasuries gained close to 3%, while their riskier investment-grade counterparts climbed by more than double that figure.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) slid in September and October en route to a –2.53% return for the 12 months.

Their smooth ride turned jagged, but U.S. stocks ended higher
The broad U.S. stock market returned about 16% for the 12 months ended October 31, after taking investors on a roller-coaster ride in the period’s final month.

Impressive corporate earnings and various global stimulus measures generally supported stocks against a bleaker backdrop that included tensions in the Middle East and Ukraine and other international economic concerns. But over the first two weeks of October, stocks declined sharply as investors reacted to weakness in the global economy, especially the slowdown in China and the threat of deflation in Europe. Reflecting confidence in the U.S. economy, however, the Federal Reserve announced October 29 that it was ending its stimulative bond-buying program as anticipated.

U.S. stocks staged an impressive rebound in the period’s final two weeks, and several major indexes finished at record highs. International stocks didn’t fare as well. Emerging markets posted a modest advance, while stocks from the developed markets of Europe and the Pacific region slipped.

Both supply and demand worked in munis’ favor
Municipal bonds were under pressure through much of 2013 amid the prospect that the Federal Reserve would scale back its bond purchases and unsettling news headlines about distressed issuers such as Puerto Rico and Detroit. Other considerations took center stage in the new year, however, including a domestic economic recovery marked by stops and starts, instability in Eastern Europe and the Middle East, and muni yields that were attractive on their own and relative to those of Treasuries and corporate bonds.

Those factors contributed to a resurgence in demand for munis in 2014 among the usual clients for these securities—people in high income tax brackets looking for tax-exempt income. Munis’ compelling yields also elicited demand from nontraditional buyers, including foreign investors and U.S. banks, insurance companies, and hedge funds.

At the same time, supply remained light. Despite a blip in the second quarter of 2014, tax collection remained solid at state and local levels, broadly speaking. Generally improving finances made those entities reluctant to take on more debt despite the low cost of borrowing. New issuance was down about 10% over the previous 12-month period. That number reflects a drop in the refunding of outstanding debt (which may have run its course now that rates have been so low for so long) and the financing of new capital projects.

The funds were well positioned for this environment thanks to the skill of their advisor, Vanguard Fixed Income Group. Their outsized allocation to longer-dated maturities relative to their benchmarks

Expense Ratios1
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Tax-Exempt Money Market Fund	0.16%	—	0.20%
Short-Term Tax-Exempt Fund	0.20	0.12%	0.62
Limited-Term Tax-Exempt Fund	0.20	0.12	0.70
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.81
Long-Term Tax-Exempt Fund	0.20	0.12	0.97
High-Yield Tax-Exempt Fund	0.20	0.12	0.97
1 The fund expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, expense ratios were: for the Tax-Exempt Money Market Fund, 0.09%; for the Short-Term
Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor
Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral
Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund,
0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.
2 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2
Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund,
Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt
Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

3

provided an advantage. Another significant contributor to relative performance for the longer-maturity funds in particular was their holdings in premium callable bonds—these bonds may be redeemed prior to maturity, so they tend to pay slightly higher coupons as compensation for that risk.

The funds also had a much smaller allocation than their benchmarks did to Puerto Rico’s beleaguered muni bond issuers. Despite their high coupons and the allure of their exemption from federal, state, and local taxes, these securities underperformed because of the economic and fiscal challenges facing the commonwealth.

A more modest contribution to relative performance came from good calls by the advisor on individual securities. A tilt toward lower-rated investment-grade bonds helped as well, although the advisor began to pare back its allocations over the period as credit spreads tightened, meaning investors were being paid less for taking on the credit risk of these securities.

Although it was a very strong year for munis, keep in mind that given how low yields have fallen, it’s unlikely that the funds, the longer-maturity funds especially, will produce similar returns next year.

For more information about the advisor’s approach and the funds’ positioning during the year, please see the Advisor’s Report that follows this letter.

Strong credit analysis helped steer the funds through rough waters
Over the ten years ended October 31, media scares about the creditworthiness of municipal issuers and a small number of widely publicized municipal bankruptcies rattled the muni market at times. Here at Vanguard, however, our in-house analysis has always been one of the main pillars of our investment process, helping us to identify opportunities among muni bonds and to sidestep potential problems. And that process is ongoing, even for the bonds already held in our portfolios.

Our credit analysts, along with the competitive advantage of having low costs, have been instrumental in enabling the Vanguard tax-exempt municipal bond funds to outperform their peer groups over the last decade by between 57 and 129 basis points a year, on average. The funds’ annual returns for Investor Shares ranged from 2.06% for the Short-Term Fund to 4.87% for the High-Yield Fund.

Total Returns
Ten Years Ended October 31, 2014
Average Annual
Return
Tax-Exempt Money Market Fund	1.25%
Tax-Exempt Money Market Funds Average[1]	0.93

Short-Term Tax-Exempt Fund Investor Shares	2.06%
Barclays 1 Year Municipal Bond Index	2.20
1–2 Year Municipal Funds Average[1]	0.77

Limited-Term Tax-Exempt Fund Investor Shares	2.71%
Barclays 1–5 Year Municipal Bond Index	3.17
1–5 Year Municipal Funds Average[1]	2.14

Intermediate-Term Tax-Exempt Fund Investor Shares	4.21%
Barclays 1–15 Year Municipal Bond Index	4.32
Intermediate Municipal Funds Average[1]	3.57

Long-Term Tax-Exempt Fund Investor Shares	4.59%
Barclays Municipal Bond Index	4.71
General & Insured Municipal Debt Funds Average[1]	3.98

High-Yield Tax-Exempt Fund Investor Shares	4.87%
Barclays Municipal Bond Index	4.71
General & Insured Municipal Debt Funds Average[1]	3.98
1 Derived from data provided by Lipper, a Thomson Reuters Company.
The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-
end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

4

Relative to their benchmark indexes, the bond funds produced roughly comparable results, the Limited-Term Fund being an exception.

High costs don’t equal strong fund performance
The adage “You get what you pay for” doesn’t apply to mutual funds. In fact, the reverse is true: Research suggests that higher costs are consistent with weaker returns. (See, for example, Shopping for Alpha: You Get What You Don’t Pay For, at vanguard.com/research.)

Wouldn’t paying the highest fees allow you to purchase the services of the greatest talents, and therefore get you the best returns? As it turns out, the data don’t support that argument. The explanation is simple: Every dollar paid for management fees is a dollar less earning potential return. Keeping expenses down can help narrow the gap between what the markets return and what investors actually earn.

That’s why Vanguard always seeks to minimize costs. It’s a strategy that reflects decades of experience and research, boiled down to one tenet: The less you pay, the more you keep.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 13, 2014

Income remains the main source of long-term muni returns

Once considered a staid investment vehicle, municipal bonds have thrown investors a few curve balls in recent years with some dramatic price fluctuations. The volatility included sharp declines in the first six months of 2013, followed by large price gains in the first six months of 2014.

For patient muni investors who resist the urge to jump in and out of the market, however, prices play a limited role in long-term returns. In the chart below, which shows the annualized returns for Vanguard’s five muni bond funds over the past decade, income has contributed far more to total returns—about 90% or more—than price changes have. So price swings may make headlines, but for long-term muni investors, income is still the real story.

Income and price contributions to muni returns
Annualized ten-year total returns for Vanguard municipal bond funds’ Investor Shares, as of October 31, 2014

Source: Vanguard.

5

Your Fund’s Performance at a Glance
October 31, 2013–October 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	$15.87	$15.86	$0.115	$0.000
Admiral Shares	15.87	15.86	0.128	0.000
Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	$11.06	$11.08	$0.178	$0.000
Admiral Shares	11.06	11.08	0.187	0.000
Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	$13.84	$14.26	$0.440	$0.000
Admiral Shares	13.84	14.26	0.451	0.000
Vanguard Long-Term Tax-Exempt Fund
Investor Shares	$11.14	$11.73	$0.450	$0.000
Admiral Shares	11.14	11.73	0.459	0.000
Vanguard High-Yield Tax-Exempt Fund
Investor Shares	$10.63	$11.23	$0.430	$0.000
Admiral Shares	10.63	11.23	0.438	0.000

6

Advisor’s Report

For the 12 months ended October 31, 2014, the Vanguard Municipal Bond Funds posted returns that ranged from 0.66% for the Investor Shares of the Short-Term Tax-Exempt Fund to 9.96% for the Admiral Shares of the High-Yield Tax-Exempt Fund. All of the bond funds performed in line with their benchmark indexes or outpaced them, and all surpassed the average returns of peer-group funds. The Tax-Exempt Money Market Fund returned 0.01%, matching the average return of its peer group.

The investment environment
It was a remarkable year for municipal bonds. While the macroeconomic environment helped the overall bond market produce solid returns, light supply and a surge in demand helped munis perform even better.

The bond market was shaken last year when the Federal Reserve signaled its intention to wind down its unprecedented bond-buying program. The Fed eventually succeeded in reassuring investors that the tapering would take place gradually, that it would proceed only if it saw sufficient underlying strength in the economy, and that interest rates were likely to remain low for a considerable period even after the program ended.

The economy provided the signals the Fed was looking for to end its program. Gross domestic product increased at a rate of about 2.4% over the 12 months despite a sharp contraction in the first quarter of 2014 resulting in part from severe winter weather. The labor market also improved, with the unemployment rate falling from 7.2% to 5.8%, and inflation remained well below the Fed’s target of 2%.

This benign environment for bonds—moderate economic growth, low inflation, and continuing easy monetary policy—helped revive demand. Heightened tensions in Eastern Europe and the Middle East were factors as well, with more risk-averse investors turning to bonds as a safe harbor for their assets.

Over the period, the Treasury yield curve flattened, as securities with longer maturities strongly outperformed those with shorter maturities. And corporate bonds as a whole fared even better as investors were lured by their higher yields, drawing credit spreads tighter.

A lack of supply helped the muni market outperform both Treasuries and corporates. Muni issuers remained focused on austerity, despite continued improvement in tax collections overall. That translated into a drop in new issuance of roughly 10% for this 12-month period.

At the same time, demand for these securities rebounded. After munis fell out of favor with investors last year, their valuations reached very attractive levels compared with Treasuries and corporate bonds. Those valuations drew back individual investors looking for tax-free income, but also many buyers who would not otherwise have been interested, including insurance companies, pension funds, and foreign investors.

Management of the funds
Our outsized allocation to longer-dated bonds worked out well. While many investors were of the view that rates were headed significantly higher and wanted to limit their exposure to the longer end of the curve, we thought that rates would remain relatively stable and that holding bonds with maturities of 10 years or more would help us maximize yield.

In terms of credit exposure in the funds, we saw relative value in A-rated bonds in particular at the beginning of the period. The prices of these bonds rose significantly as investors intensified their search for yield, and so, as with longer-dated bonds, we gradually reduced our exposure.

Other good calls included our allocation to premium callable bonds; these bonds carry a reinvestment risk as the issuers may redeem them before they mature, and for that they offer a higher yield than non-callable bonds.

We were significantly underweighted in Puerto Rico bonds, as we have been for some time. While the yields of those bonds are high, so is the level of credit risk associated with them because of the territory’s debt load, unbalanced budget, and poor economic prospects. That choice boosted the relative performance of the funds as well.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2013	2014
2 years	0.34%	0.14%
5 years	1.06	0.86
10 years	2.44	1.96
30 years	4.04	3.00
Source: Vanguard.

7

A look ahead
The strong performance of municipal bonds has put their valuations at much fuller levels than where they were 12 months ago. And with yields having fallen so low, the economy continuing to improve, and a potential rise in interest rates in the offing, we expect muni returns over the next year to be more or less in line with the coupons they pay out.

Our outlook is for the U.S. economy to grow at a moderate pace in 2015. The Fed is likely to begin raising the federal funds target rate in the second half of next year. Although market volatility will probably pick up as we approach that point, we believe that the pace of tightening in monetary policy will be slow and that the target rate will end up at a level below its historical average. For muni bonds, that’s likely to mean their interest rates will remain lower than the levels we’ve seen over the past 10 to 15 years.

As we enter the new fiscal year, the funds have durations that are modestly shorter than their benchmarks’ (because of the prospect of rising interest rates) and allocations favoring longer maturities, but we’ve taken a more neutral stance regarding quality. In terms of sectors, the funds still have a tilt toward health care, project finance, and corporate-backed munis that we believe provide attractive compensation for the level of risk being taken. As for Puerto Rico, we are likely to remain largely on the sidelines until we see sustained economic growth and budget discipline.

Since, as we mentioned, an eventual tightening of monetary policy is likely to be accompanied by an increase in market volatility, we will continue to hold above-average levels of liquidity that will give us the “dry powder” to take advantage of any dislocations in pricing that may arise.

As always, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Group

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

Marlin G. Brown, Portfolio Manager

James D’Arcy, CFA, Portfolio Manager

Vanguard Fixed Income Group

November 18, 2014

8

Tax-Exempt Money Market Fund

Fund Profile
As of October 31, 2014

Financial Attributes

Ticker Symbol	VMSXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted Maturity	42 days

Largest Area Concentrations

Texas	10.6%
New York	8.3
Illinois	5.0
Florida	4.3
Indiana	4.0
California	3.7
Georgia	3.5
Maryland	3.3
New Jersey	3.0
Colorado	2.7
Top Ten	48.4%

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating
category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more
information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated February 26, 2014, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratio was 0.09%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

9

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: October 31, 2004–October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2014			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund	0.01%	0.06%	1.25%	$11,319
Tax-Exempt Money Market Funds Average[1]	0.01	0.00	0.93	10,975

Fiscal-Year Total Returns (%): October 31, 2004–October 31, 2014

		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2005	2.13%	1.48%
2006	3.26	2.63
2007	3.65	2.99
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
7-day SEC yield (10/31/2014): 0.01%

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.01%	0.06%	0.00%	1.26%	1.26%

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend information.

10

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (96.4%)
Alabama (0.1%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.050%	11/7/14		16,100	16,100
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.090%	11/7/14		1,055	1,055
					17,155
Alaska (0.9%)
Alaska GO BAN	1.000%	3/23/15		100,000	100,338
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.060%	11/7/14		10,365	10,365
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.040%	11/7/14		13,400	13,400
Alaska Student Loan Corp. Education Loan Revenue VRDO	0.060%	11/7/14	LOC	18,800	18,800
North Slope Borough AK	2.000%	6/30/15		10,000	10,124
					153,027
Arizona (1.2%)
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.060%	11/7/14		21,000	21,000
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.080%	11/7/14		9,995	9,995
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.050%	11/7/14	LOC	9,910	9,910
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.050%	11/7/14	LOC	67,905	67,905
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.060%	11/7/14		7,260	7,260
Coconino County AZ Pollution Control Corp. Revenue (Tucson Electric Power Navajo Project)
VRDO	0.110%	11/7/14	LOC	18,300	18,300
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.070%	11/7/14		11,995	11,995
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.150%	11/7/14		1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.050%	11/7/14	LOC	20,260	20,260
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.050%	11/7/14		8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.060%	11/7/14		4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.050%	11/7/14		4,000	4,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.050%	11/7/14		16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.060%	11/7/14		3,320	3,320
1 Tempe AZ Union High School District No. 213 GO TOB VRDO	0.050%	11/7/14		6,840	6,840
					211,020
California (3.7%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum)
VRDO	0.050%	11/7/14	LOC	7,000	7,000
California Community College Financing Authority TRAN	2.000%	6/30/15		5,000	5,062
California Educational Facilities Authority Revenue (Stanford University) CP	0.100%	1/30/15		40,000	40,000
1 California Educational Facilities Authority Revenue (University of Southern California)
TOB VRDO	0.050%	11/7/14		20,000	20,000
1 California Educational Facilities Authority Revenue (University of Southern California)
TOB VRDO	0.060%	11/7/14		5,050	5,050
1 California Health Facilities Financing Authority Revenue (Providence Health Services)
TOB VRDO	0.090%	11/7/14		9,480	9,480
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.050%	11/7/14		78,710	78,710
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.060%	11/7/14		5,545	5,545
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.100%	4/20/15		15,000	15,000
2 Eastern Municipal Water District CA Water & Sewer Revenue PUT	0.070%	2/27/15		24,575	24,575
2 Eastern Municipal Water District CA Water & Sewer Revenue PUT	0.060%	5/22/15		10,000	10,000
1 Golden State Tobacco Securitization Corp. California TOB VRDO	0.090%	11/7/14	(13)(3)	9,900	9,900
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/12/15		8,550	8,550
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/12/15		5,695	5,695
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.060%	11/7/14		17,500	17,500
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	12/31/14		4,200	4,213
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	1/30/15		3,000	3,013
Los Angeles County CA TRAN	1.500%	6/30/15		120,000	121,092
Los Angeles International Airport Revenue CP	0.100%	2/10/15	LOC	6,000	6,000
2 Metropolitan Water District of Southern California Revenue PUT	0.070%	6/5/15		22,910	22,910
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.120%	11/7/14	LOC	26,000	26,000

11

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.140%	11/7/14	LOC	20,000	20,000
2 Riverside CA Water Revenue PUT	0.070%	4/1/15		14,085	14,085
Riverside County CA TRAN	1.500%	6/30/15		65,000	65,594
Sacramento CA Municipal Utility District Revenue VRDO	0.040%	11/7/14	LOC	10,000	10,000
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	2.000%	6/15/15		3,630	3,672
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	2.000%	6/15/15		6,655	6,732
1 University of California Revenue TOB VRDO	0.060%	11/7/14		7,600	7,600
University of California Revenue VRDO	0.040%	11/7/14		26,800	26,800
Ventura County CA TRAN	1.500%	7/1/15		36,610	36,943
					636,721
Colorado (2.7%)
1 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.050%	11/7/14	LOC	21,995	21,995
Castle Rock CO COP VRDO	0.070%	11/7/14	LOC	9,765	9,765
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/15	(Prere.)	2,600	2,731
1 Colorado Board of Governors University Enterprise System Revenue TOB VRDO	0.080%	11/7/14		14,995	14,995
Colorado General Fund TRAN	2.000%	6/26/15		45,000	45,548
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.040%	11/7/14	LOC	400	400
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.050%	11/7/14		7,000	7,000
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.060%	11/7/14		12,700	12,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.060%	11/7/14		4,000	4,000
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.060%	11/7/14		6,000	6,000
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) TOB VRDO	0.060%	11/7/14		7,175	7,175
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth
Health System) VRDO	0.050%	11/7/14		13,780	13,780
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.060%	11/7/14		16,200	16,200
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.060%	11/7/14		45,545	45,545
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.060%	11/7/14		25,320	25,320
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.060%	11/7/14		14,905	14,905
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.040%	11/7/14		22,990	22,990
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.040%	11/7/14		6,100	6,100
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.050%	11/7/14		44,225	44,225
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.050%	11/7/14		26,710	26,710
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.050%	11/7/14		9,435	9,435
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.070%	11/7/14		11,000	11,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.080%	11/7/14		15,700	15,700
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.060%	11/7/14		11,210	11,210
Colorado Springs CO Utility System Revenue VRDO	0.040%	11/7/14		12,500	12,500
Colorado Springs CO Utility System Revenue VRDO	0.060%	11/7/14		32,240	32,240
1 Denver CO City & County Airport Revenue TOB VRDO	0.070%	11/7/14	LOC	25,000	25,000
					465,169
Connecticut (1.0%)
Connecticut GO	1.000%	12/15/14		40,160	40,204
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.090%	11/7/14		10,335	10,335
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.030%	11/7/14		20,665	20,665
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.040%	11/7/14		10,445	10,445
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.050%	11/7/14		40,205	40,205
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.060%	11/7/14		29,050	29,050
Greenwich CT BAN	1.000%	1/22/15		20,000	20,039
Hartford CT GO	5.000%	8/1/15	(Prere.)	1,970	2,041
					172,984
Delaware (0.0%)
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.310%	11/7/14		1,245	1,245

District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.050%	11/7/14	LOC	22,725	22,725
2 District of Columbia Income Tax Revenue	0.090%	12/1/14		30,000	30,000
1 District of Columbia Income Tax Revenue TOB VRDO	0.050%	11/7/14		7,855	7,855
1 District of Columbia Income Tax Revenue TOB VRDO	0.060%	11/7/14		9,995	9,995
1 District of Columbia Income Tax Revenue TOB VRDO	0.070%	11/7/14		4,200	4,200
District of Columbia Revenue (Georgetown University) VRDO	0.040%	11/7/14	LOC	32,000	32,000
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.090%	11/7/14		26,000	26,000
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.050%	11/7/14	LOC	12,790	12,790
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.060%	11/7/14		6,190	6,190

12

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.070%	11/7/14		9,500	9,500
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.070%	11/7/14		11,865	11,865
District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.030%	11/7/14		12,125	12,125
District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.050%	11/7/14		10,000	10,000
1 Metropolitan Washington DC/VA Airports Authority Airport System Revenue TOB VRDO	0.080%	11/7/14		9,750	9,750
					204,995
Florida (4.3%)
1 Broward County FL GO TOB VRDO	0.050%	11/7/14		10,775	10,775
1 Broward County FL School Board COP TOB VRDO	0.050%	11/7/14	LOC	34,295	34,295
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.060%	11/7/14		5,660	5,660
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.050%	11/7/14		12,715	12,715
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.050%	11/7/14		6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.050%	11/7/14		12,000	12,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.060%	11/7/14		9,000	9,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.060%	11/7/14		10,110	10,110
1 Florida Department of Management Services COP TOB VRDO	0.060%	11/7/14		6,955	6,955
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.110%	11/7/14		1,420	1,420
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	(ETM)	12,065	12,454
Florida Keys Aqueduct Authority Water Revenue VRDO	0.040%	11/7/14	LOC	28,350	28,350
1 Florida Ports Financing Commission Revenue TOB PUT	0.600%	7/8/15		3,930	3,930
1 Florida Turnpike Authority Revenue TOB VRDO	0.080%	11/7/14		56,335	56,335
Gainesville FL Utility System Revenue VRDO	0.070%	11/3/14		4,600	4,600
Gainesville FL Utility System Revenue VRDO	0.070%	11/3/14		2,140	2,140
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.060%	11/7/14		12,000	12,000
Jacksonville FL Electric Authority Electric System Revenue CP	0.060%	11/4/14		7,300	7,300
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.060%	11/3/14		1,700	1,700
1 Jacksonville FL Special Revenue TOB VRDO	0.060%	11/7/14		3,900	3,900
1 Jacksonville FL Special Revenue TOB VRDO	0.080%	11/7/14		11,995	11,995
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.080%	11/7/14	(13)(12)	11,500	11,500
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.050%	11/7/14	LOC	23,260	23,260
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.050%	11/7/14	LOC	53,625	53,625
1 Miami-Dade County FL School Board COP TOB VRDO	0.050%	11/7/14	LOC	15,880	15,880
Miami-Dade County FL Seaport Revenue VRDO	0.050%	11/7/14	LOC	57,800	57,800
Miami-Dade County FL Seaport Revenue VRDO	0.060%	11/7/14	LOC	6,000	6,000
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.080%	11/7/14		21,620	21,620
North Broward FL Hospital District Revenue VRDO	0.050%	11/7/14	LOC	79,050	79,050
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.040%	11/7/14	LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.050%	11/7/14		20,000	20,000
1 Orange County FL Housing Finance Authority Homeowner Revenue (Multi-County Program)
TOB VRDO	0.110%	11/7/14		1,300	1,300
1 Orange County FL School Board COP TOB VRDO	0.050%	11/7/14	LOC	34,555	34,555
1 Orange County FL School Board COP TOB VRDO	0.060%	11/7/14		8,000	8,000
1 Orange County FL School Board COP TOB VRDO	0.060%	11/7/14		19,070	19,070
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.040%	11/7/14	LOC	19,900	19,900
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.050%	11/7/14		8,295	8,295
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.110%	11/7/14	LOC	11,065	11,065
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.070%	11/7/14	LOC	5,700	5,700
1 Palm Beach County FL School Board COP TOB VRDO	0.090%	11/7/14		2,935	2,935
1 South Florida Water Management District COP TOB VRDO	0.090%	11/3/14		11,405	11,405
1 South Florida Water Management District COP TOB VRDO	0.070%	11/7/14		7,225	7,225
1 South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	0.080%	11/7/14		9,360	9,360
1 South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	0.080%	11/7/14		37,995	37,995
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program) VRDO	0.050%	11/7/14	LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.070%	11/7/14		6,730	6,730
University of Central Florida Athletic Association Inc. COP	5.000%	10/1/15	(Prere.)	1,805	1,885
University of Central Florida Athletic Association Inc. COP	5.000%	10/1/15	(Prere.)	3,275	3,419
					751,283
Georgia (3.5%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.050%	11/7/14	LOC	22,280	22,280
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.050%	11/7/14	LOC	6,600	6,600
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.050%	11/7/14	LOC	25,000	25,000
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.050%	11/7/14	LOC	26,260	26,260
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.060%	11/7/14		11,990	11,990

13

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.060%	11/7/14		22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.050%	11/7/14	LOC	64,095	64,095
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.050%	11/7/14	LOC	36,170	36,170
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.050%	11/7/14	LOC	48,075	48,075
Fulton County GA TAN	1.000%	12/31/14		100,000	100,149
Georgia GO	3.350%	12/1/14		12,335	12,368
Georgia GO	5.000%	7/1/15		1,000	1,032
1 Georgia GO TOB VRDO	0.080%	11/7/14		10,620	10,620
1 Gwinnett County GA School District GO TOB VRDO	0.050%	11/7/14		12,105	12,105
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.050%	11/7/14	LOC	39,650	39,650
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.050%	11/7/14	LOC	11,860	11,860
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.050%	11/7/14		89,300	89,300
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.050%	11/7/14		15,145	15,145
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.060%	11/7/14		5,630	5,630
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.070%	11/7/14		4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.040%	11/7/14		22,100	22,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.050%	11/7/14		28,400	28,400
					615,664
Hawaii (0.3%)
Honolulu HI City & County GO CP	0.080%	2/4/15		7,500	7,500
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.050%	11/7/14	LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.060%	11/7/14	(13)(1)	19,800	19,800
					43,425
Idaho (1.0%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.050%	11/7/14		7,385	7,385
2 Idaho Health Facilities Authority Hospital Revenue (Trinity Health Group) PUT	0.120%	5/29/15		10,915	10,915
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		7,515	7,515
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		6,950	6,950
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		8,330	8,330
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		4,485	4,485
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		6,590	6,590
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		5,375	5,375
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		6,620	6,620
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		7,150	7,150
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		10,170	10,170
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		10,250	10,250
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		9,865	9,865
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	11/7/14		8,835	8,835
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15		5,000	5,187
Idaho TAN	2.000%	6/30/15		60,000	60,748
					176,370
Illinois (5.0%)
Channahon IL Revenue (Morris Hospital) VRDO	0.050%	11/7/14	LOC	3,760	3,760
Channahon IL Revenue (Morris Hospital) VRDO	0.050%	11/7/14	LOC	4,825	4,825
Chicago IL Board of Education GO VRDO	0.050%	11/7/14	LOC	14,220	14,220
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.050%	11/7/14		9,385	9,385
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.100%	11/7/14		12,000	12,000
Chicago IL Midway Airport Revenue VRDO	0.060%	11/7/14	LOC	41,570	41,570
Chicago IL Water Revenue VRDO	0.070%	11/7/14	LOC	6,440	6,440
Chicago IL Water Revenue VRDO	0.080%	11/7/14	LOC	18,015	18,015
Chicago IL Water Revenue VRDO	0.080%	11/7/14	LOC	4,860	4,860
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.080%	11/4/14	LOC	20,655	20,655
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.060%	11/6/14	LOC	25,223	25,223
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.070%	12/3/14	LOC	35,000	35,000
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.050%	11/7/14	LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.160%	3/12/15		10,000	10,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.050%	11/7/14		5,200	5,200
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.070%	11/7/14		9,185	9,185
2 Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	0.170%	5/29/15		11,500	11,500
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.060%	11/7/14		25,000	25,000
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.080%	11/7/14		33,140	33,140
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.050%	11/7/14		61,640	61,640
Illinois Finance Authority Revenue (Bradley University) VRDO	0.050%	11/7/14	LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.060%	11/7/14		13,125	13,125
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.060%	11/7/14	LOC	21,000	21,000
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.080%	11/7/14		9,990	9,990
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.050%	11/7/14	LOC	4,670	4,670
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.090%	11/5/14		25,000	25,000

14

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Methodist Medical Center) VRDO	0.060%	11/7/14	LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.060%	11/7/14		4,375	4,375
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.060%	11/7/14		6,000	6,000
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.050%	11/7/14		8,165	8,165
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.030%	11/7/14		14,000	14,000
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.040%	11/7/14	LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.050%	11/7/14	LOC	11,490	11,490
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.080%	11/7/14		10,200	10,200
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.050%	11/7/14		20,500	20,500
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.060%	11/7/14		14,999	14,999
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.060%	11/7/14		16,000	16,000
Illinois GO VRDO	0.040%	11/7/14	LOC	18,000	18,000
Illinois GO VRDO	0.050%	11/7/14	LOC	17,000	17,000
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.050%	11/7/14	LOC	16,100	16,100
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.070%	11/3/14		2,500	2,500
Illinois Housing Development Authority (Lakeshore Plaza) VRDO	0.050%	11/7/14	LOC	9,875	9,875
Illinois Housing Development Authority (Larkin Village) VRDO	0.060%	11/7/14	LOC	5,370	5,370
Illinois Toll Highway Authority Revenue	5.000%	7/1/15	(Prere.)	9,715	10,029
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.060%	11/7/14		14,900	14,900
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.060%	11/7/14		8,995	8,995
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.050%	11/7/14		41,760	41,760
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.050%	11/7/14		28,685	28,685
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.050%	11/7/14		11,750	11,750
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.050%	11/7/14		8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.060%	11/7/14		12,640	12,640
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.070%	11/7/14		13,400	13,400
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.080%	11/7/14		28,500	28,500
1 University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.090%	11/7/14		19,300	19,300
					864,846
Indiana (4.0%)
Indiana Bond Bank Revenue Interim Advance Funding Program TAN	1.250%	1/6/15		12,700	12,723
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project)
VRDO	0.040%	11/7/14	LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.050%	11/7/14	LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.040%	11/7/14	LOC	16,215	16,215
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.050%	11/7/14	LOC	42,600	42,600
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric
Corp. Project) VRDO	0.050%	11/7/14	LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.050%	11/7/14		26,825	26,825
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.050%	11/7/14		17,000	17,000
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.060%	11/7/14	LOC	6,200	6,200
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.050%	11/7/14		40	40
1 Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.060%	11/7/14		12,750	12,750
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.050%	11/7/14		54,475	54,475
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.110%	11/7/14		485	485
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.240%	11/7/14		13,360	13,360
Lawrenceburg IN Pollution Control Revenue VRDO	0.040%	11/7/14	LOC	5,500	5,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.300%	11/18/14		415,000	415,000
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.050%	11/7/14	LOC	30,575	30,575
					699,748
Iowa (0.3%)
1 Iowa Finance Authority Health Facilities Revenue (UnityPoint Health) TOB VRDO	0.080%	11/7/14		10,500	10,500
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.080%	11/7/14		8,830	8,830
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.080%	11/7/14		9,205	9,205
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.080%	11/7/14		9,020	9,020
1 Iowa Special Obligation Revenue (Ijobs Program) TOB VRDO	0.100%	11/7/14		8,500	8,500
1 Iowa Special Obligation Revenue TOB VRDO	0.100%	11/7/14		11,200	11,200
					57,255
Kansas (0.8%)
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.050%	11/7/14		5,990	5,990
2 Kansas Department of Transportation Revenue	0.092%	9/1/15		7,400	7,400
1 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group) TOB VRDO	0.060%	11/7/14		9,225	9,225

15

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group) TOB VRDO	0.070%	11/7/14		8,000	8,000
Leawood KS GO	1.000%	9/1/15		22,060	22,212
Sedgwick County KS Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.110%	11/7/14		34,000	34,000
Wichita KS BAN	0.250%	10/15/15		24,550	24,556
Wichita KS BAN	0.300%	10/15/15		24,435	24,440
					135,823
Kentucky (0.7%)
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.050%	11/7/14		32,500	32,500
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.040%	11/7/14	LOC	12,000	12,000
Kentucky Higher Education Student Loan Corp. Student Loan Revenue VRDO	0.060%	11/7/14	LOC	26,000	26,000
Kentucky Housing Corp. Housing Revenue VRDO	0.060%	11/7/14		17,540	17,540
Kentucky Housing Corp. Housing Revenue VRDO	0.060%	11/7/14		9,750	9,750
1 Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)
TOB VRDO	0.050%	11/7/14		10,220	10,220
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.060%	11/7/14		6,125	6,125
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.060%	11/7/14	LOC	5,900	5,900
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.060%	11/7/14	LOC	2,700	2,700
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.060%	11/7/14	LOC	3,500	3,500
					126,235
Louisiana (1.6%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.050%	11/7/14	LOC	85,000	85,000
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	2/1/15	(Prere.)	1,300	1,316
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.050%	11/7/14	LOC	13,905	13,905
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project)
VRDO	0.050%	11/7/14	LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project)
VRDO	0.050%	11/7/14	LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.050%	11/7/14	LOC	18,675	18,675
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.050%	11/7/14	LOC	45,740	45,740
					269,636
Maine (0.3%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.060%	11/7/14	LOC	13,650	13,650
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.110%	11/7/14		5,510	5,510
Maine Housing Authority Mortgage Revenue VRDO	0.050%	11/7/14		20,000	20,000
Maine Housing Authority Mortgage Revenue VRDO	0.050%	11/7/14		9,000	9,000
					48,160
Maryland (3.3%)
Baltimore County MD BAN	1.000%	2/25/15		84,000	84,231
Baltimore County MD BAN	1.000%	2/25/15		114,000	114,314
Baltimore County MD GO	5.000%	2/1/15		9,000	9,110
1 Baltimore MD GO TOB VRDO	0.060%	11/7/14		7,500	7,500
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.080%	11/7/14		7,440	7,440
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.090%	11/7/14		7,520	7,520
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.090%	11/7/14		3,340	3,340
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.090%	11/7/14		4,430	4,430
Maryland Department of Housing & Community Development Revenue VRDO	0.070%	11/7/14		37,200	37,200
Maryland GO	5.250%	2/15/15		1,325	1,344
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins
Health System) TOB VRDO	0.060%	11/7/14		5,000	5,000
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
CP	0.060%	11/5/14		20,000	20,000
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.050%	11/7/14		7,585	7,585
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.050%	11/7/14		8,265	8,265
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.050%	11/7/14	LOC	40,340	40,340
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.050%	11/7/14		15,265	15,265
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.060%	11/7/14		13,860	13,860
Montgomery County MD GO	5.000%	11/1/14		9,675	9,675
Montgomery County MD GO CP	0.100%	11/5/14		30,895	30,895
Montgomery County MD GO CP	0.090%	11/6/14		37,000	37,000
Montgomery County MD GO CP	0.100%	11/6/14		39,105	39,105
Montgomery County MD GO CP	0.070%	12/3/14		9,105	9,105
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.050%	11/7/14	LOC	8,030	8,030
Prince Georges County MD	2.000%	9/1/15		5,435	5,518

16

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Suburban Sanitation District Maryland GO VRDO	0.040%	11/7/14		16,700	16,700
Washington Suburban Sanitation District Maryland GO VRDO	0.050%	11/7/14		15,400	15,400
Washington Suburban Sanitation District Maryland GO VRDO	0.050%	11/7/14		12,500	12,500
					570,672
Massachusetts (2.4%)
Massachusetts Bay Transportation Authority Sales Tax Revenue CP	0.090%	12/9/14		27,575	27,575
2 Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	0.140%	5/29/15		3,210	3,210
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.050%	11/7/14		43,625	43,625
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.050%	11/7/14		50,400	50,400
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.060%	11/7/14		12,085	12,085
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.050%	11/7/14	LOC	8,365	8,365
2 Massachusetts GO	0.220%	1/1/15		7,500	7,500
Massachusetts GO	5.000%	3/1/15	(Prere.)	6,500	6,604
1 Massachusetts GO TOB VRDO	0.050%	11/7/14		15,195	15,195
1 Massachusetts GO TOB VRDO	0.060%	11/7/14		3,750	3,750
1 Massachusetts GO TOB VRDO	0.060%	11/7/14		1,850	1,850
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)
TOB VRDO	0.080%	11/3/14		13,500	13,500
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	0.050%	11/7/14		42,630	42,630
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.060%	11/3/14		4,500	4,500
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.060%	11/7/14	LOC	18,100	18,100
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.100%	11/7/14		5,515	5,515
Massachusetts RAN	1.500%	5/28/15		54,000	54,427
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	845	877
Massachusetts School Building Authority Dedicated Sales Tax Revenue BAN	1.500%	7/16/15		15,000	15,145
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.060%	11/7/14		5,000	5,000
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.060%	11/7/14		4,125	4,125
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/15		5,000	5,182
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.050%	11/7/14		7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.050%	11/7/14		7,500	7,500
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.060%	11/7/14		5,000	5,000
Massachusetts Water Resources Authority Revenue VRDO	0.040%	11/7/14		24,800	24,800
Methuen MA GO BAN	2.000%	8/7/15		15,415	15,609
2 University of Massachusetts Building Authority Revenue PUT	0.140%	5/29/15		16,155	16,155
					425,524
Michigan (2.4%)
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.050%	11/7/14	LOC	15,000	15,000
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.030%	11/7/14		22,825	22,825
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.050%	11/7/14		57,850	57,850
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.060%	11/7/14		31,220	31,220
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.060%	11/7/14		107,040	107,040
Michigan State University Board of Trustees General Revenue VRDO	0.040%	11/7/14		42,140	42,140
Michigan State University Board of Trustees General Revenue VRDO	0.040%	11/7/14		33,400	33,400
Michigan State University Revenue CP	0.080%	11/5/14		13,690	13,690
Michigan State University Revenue CP	0.080%	1/14/15		9,160	9,160
Michigan State University Revenue CP	0.080%	1/15/15		8,220	8,220
Regents of the University of Michigan CP	0.060%	12/11/14		51,000	51,000
University of Michigan Revenue VRDO	0.040%	11/7/14		25,145	25,145
1 Wayne State University Michigan Revenue TOB VRDO	0.100%	11/7/14		5,000	5,000
					421,690
Minnesota (1.8%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.050%	11/7/14	LOC	20,000	20,000
Minnesota GO	5.000%	11/1/14	(Prere.)	4,865	4,865
1 Minnesota GO TOB VRDO	0.060%	11/7/14		3,510	3,510
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.070%	11/7/14		25,000	25,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.070%	11/7/14		6,025	6,025
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program) VRDO	0.060%	11/7/14	LOC	99,700	99,700
Minnesota School District TRAN	2.000%	9/15/15		9,420	9,572
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.120%	11/13/14		8,400	8,400
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.150%	11/20/14		105,000	105,000
University of Minnesota Revenue CP	0.090%	12/4/14		8,700	8,700
University of Minnesota Revenue CP	0.060%	12/8/14		17,260	17,260
					308,032
Mississippi (0.4%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc. Project) VRDO	0.070%	11/3/14		15,950	15,950
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.080%	11/3/14		5,700	5,700

17

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.050%	11/7/14		28,400	28,400
Mississippi GO	5.500%	9/1/15		4,035	4,213
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi
Health Services) VRDO	0.060%	11/7/14		14,890	14,890
					69,153
Missouri (2.4%)
Kansas City MO GO	2.000%	2/1/15		5,000	5,024
2 Missouri Health & Education Facilities Authority Revenue (BJC Health System) PUT	0.120%	5/29/15		20,000	20,000
1 Missouri Health & Education Facilities Authority Revenue (St. Luke’s Health System)TOB VRDO	0.050%	11/7/14	LOC	41,995	41,995
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.030%	11/7/14		17,175	17,175
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.030%	11/7/14		28,000	28,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.040%	11/7/14		45,800	45,800
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.040%	11/7/14		34,700	34,700
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.060%	11/7/14		40,645	40,645
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
VRDO	0.040%	11/7/14		23,810	23,810
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
VRDO	0.040%	11/7/14		22,000	22,000
1 Missouri Health & Educational Facilities Authority Revenue (BJC Health System) TOB VRDO	0.080%	11/7/14		64,995	64,995
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.050%	11/7/14		15,800	15,800
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.060%	11/7/14		5,570	5,570
Missouri Highways & Transportation Commission Road Revenue VRDO	0.050%	11/7/14	LOC	8,950	8,950
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.050%	11/7/14	LOC	17,500	17,500
St. Louis MO General Fund TRAN	2.000%	5/29/15		32,500	32,844
					424,808
Multiple States (8.0%)
1 BlackRock Municipal Bond Investment Trust VRDP VRDO	0.140%	11/7/14	LOC	8,500	8,500
1 BlackRock MuniYield Quality Fund, Inc. VRDP VRDO	0.140%	11/7/14	LOC	27,000	27,000
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.060%	11/7/14	LOC	26,105	26,105
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.060%	11/7/14	LOC	11,495	11,495
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.070%	11/7/14	LOC	14,855	14,855
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.080%	11/7/14	LOC	15,330	15,330
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.090%	11/7/14	LOC	340,775	340,775
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.090%	11/7/14	LOC	34,687	34,687
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.130%	11/7/14	LOC	24,000	24,000
1 Nuveen Dividend Advantage Municipal Fund 2, Inc. VRDP VRDO	0.150%	11/7/14	LOC	39,300	39,300
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.140%	11/7/14	LOC	203,500	203,500
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.130%	11/7/14	LOC	166,700	166,700
1 Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.170%	11/7/14	LOC	29,900	29,900
1 Nuveen Premium Income Municipal Fund 2, Inc. VRDP VRDO	0.140%	11/7/14	LOC	42,000	42,000
1 Nuveen Premium Income Municipal Fund 4, Inc. VRDP VRDO	0.130%	11/7/14	LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund, Inc. VRDP VRDO	0.130%	11/7/14	LOC	212,800	212,800
1 Nuveen Select Quality Municipal Fund, Inc. VRDP VRDO	0.140%	11/7/14	LOC	25,000	25,000
					1,391,947
Nebraska (1.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.050%	11/7/14		102,565	102,565
Lincoln NE Electric System Revenue CP	0.090%	12/4/14		15,500	15,500
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.080%	11/7/14	LOC	5,740	5,740
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.040%	11/7/14		61,425	61,425
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.050%	11/7/14		10,060	10,060
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.060%	11/7/14	(13)	34,610	34,610
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.090%	11/7/14		9,510	9,510
					239,410
Nevada (1.7%)
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project)
VRDO	0.050%	11/7/14	LOC	17,000	17,000
1 Clark County NV GO TOB VRDO	0.050%	11/7/14	LOC	50,850	50,850
1 Clark County NV GO TOB VRDO	0.080%	11/7/14		7,615	7,615
1 Las Vegas NV GO TOB VRDO	0.050%	11/7/14		10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.060%	11/7/14		8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.090%	11/5/14		11,600	11,600

18

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Las Vegas Valley Water District Nevada GO CP	0.090%	11/5/14		16,000	16,000
Las Vegas Valley Water District Nevada GO CP	0.090%	11/6/14		37,945	37,945
Las Vegas Valley Water District Nevada GO CP	0.090%	11/6/14		38,995	38,995
Las Vegas Valley Water District Nevada GO CP	0.100%	1/8/15		53,000	53,000
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.080%	11/7/14		4,685	4,685
Nevada GO	5.000%	2/1/15	(Prere.)	2,000	2,024
Nevada GO	5.000%	2/1/15	(Prere.)	5,000	5,060
1 Nevada GO TOB VRDO	0.100%	11/7/14		9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.050%	11/7/14	LOC	12,935	12,935
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.200%	11/7/14	LOC	7,440	7,440
1 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.050%	11/7/14	LOC	9,990	9,990
					303,719
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
TOB VRDO	0.050%	11/7/14		8,000	8,000
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
TOB VRDO	0.050%	11/7/14		6,945	6,945
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
TOB VRDO	0.060%	11/7/14		10,000	10,000
					24,945
New Jersey (3.0%)
Burlington County NJ BAN	0.750%	5/19/15		24,834	24,918
Cherry Hill Township NJ BAN	1.000%	10/22/15		5,600	5,645
Clifton NJ BANS	1.000%	10/14/15		5,100	5,135
Essex County NJ Improvement Authority Revenue	1.500%	10/1/15		3,600	3,641
Fair Lawn NJ BAN	1.000%	9/18/15		5,500	5,538
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15	(Prere.)	6,000	6,337
Hudson County NJ BAN	2.000%	12/5/14		25,535	25,575
Mahwah Township NJ BAN	1.000%	8/7/15		5,000	5,033
Mahwah Township NJ BAN	1.000%	10/9/15		2,750	2,772
Mercer County NJ BAN	1.000%	12/2/14		25,000	25,017
Mercer County NJ BAN	5.000%	2/13/15		24,800	25,143
Middlesex County NJ BAN	0.750%	6/5/15		10,000	10,037
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	2.000%	12/4/14		6,000	6,010
New Jersey Economic Development Authority Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.160%	11/7/14	LOC	8,000	8,000
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/15	(Prere.)	2,500	2,540
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/15	(Prere.)	2,700	2,744
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.125%	3/1/15	(Prere.)	21,455	21,812
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.125%	3/1/15	(Prere.)	2,175	2,211
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/15	(Prere.)	3,300	3,356
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/15	(Prere.)	6,000	6,102
1 New Jersey GO TOB VRDO	0.070%	11/3/14	LOC	94,000	94,000
1 New Jersey GO TOB VRDO	0.070%	11/3/14	LOC	59,995	59,995
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/15		3,750	3,851
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.080%	11/7/14	LOC	34,900	34,900
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.050%	11/7/14		2,200	2,200
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.060%	11/7/14		3,500	3,500
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15	(Prere.)	6,120	6,304
North Bergen Township NJ BAN	1.000%	4/1/15		10,645	10,680
1 Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.150%	11/7/14	LOC	16,000	16,000
1 Nuveen New Jersey Investment Quality Municipal Fund VRDP VRDO	0.130%	11/7/14	LOC	15,000	15,000
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.130%	11/7/14	LOC	24,000	24,000
Paramus Borough NJ BAN	1.000%	2/20/15		10,100	10,121
Secaucus NJ BAN	1.000%	6/12/15		4,800	4,820
Wayne Township NJ BAN	0.750%	7/20/15		4,300	4,316
West Orange Township NJ BAN	1.000%	10/20/15		3,680	3,706
Woodbridge Township NJ BAN	1.000%	8/21/15		35,000	35,224
					526,183
New Mexico (0.3%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.080%	11/7/14		39,395	39,395
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.070%	11/7/14		12,165	12,165
					51,560
New York (8.3%)
Albany NY GO BAN	1.000%	7/2/15		14,500	14,581
Connetquot NY Central School District BAN	1.000%	9/4/15		6,150	6,193
Erie County NY Fiscal Stability Authority BAN	1.250%	7/31/15		20,500	20,667

19

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Huntington NY Union Free School District TAN	1.000%	6/26/15		10,000	10,056
Islip NY BAN	0.500%	12/11/14		4,960	4,962
New York City NY GO	4.000%	8/1/15		1,000	1,029
New York City NY GO	5.000%	8/1/15		24,690	25,587
New York City NY GO	5.000%	8/1/15		8,000	8,290
1 New York City NY GO TOB VRDO	0.050%	11/7/14		15,000	15,000
1 New York City NY GO TOB VRDO	0.060%	11/7/14		8,250	8,250
1 New York City NY GO TOB VRDO	0.070%	11/7/14		17,320	17,320
New York City NY GO VRDO	0.070%	11/3/14		2,400	2,400
New York City NY GO VRDO	0.040%	11/7/14	LOC	53,580	53,580
New York City NY Housing Development Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.050%	11/7/14	LOC	18,000	18,000
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	11/7/14		21,650	21,650
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.050%	11/7/14	LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Elliot Chelsea Development) VRDO	0.050%	11/7/14	LOC	12,925	12,925
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.060%	11/7/14	LOC	3,600	3,600
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	0.060%	11/7/14	LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.050%	11/7/14		100,200	100,200
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.050%	11/7/14	LOC	11,300	11,300
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.060%	11/7/14	LOC	15,000	15,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(The Balton) VRDO	0.050%	11/7/14	LOC	7,500	7,500
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.040%	11/7/14	LOC	18,055	18,055
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.060%	11/7/14		12,300	12,300
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.060%	11/7/14		21,055	21,055
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.060%	11/7/14		5,000	5,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.060%	11/7/14		7,300	7,300
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.080%	11/7/14		23,405	23,405
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.080%	11/7/14		49,995	49,995
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		13,300	13,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		9,500	9,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		5,400	5,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	11/7/14		50,000	50,000
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.070%	11/7/14		10,000	10,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.040%	11/7/14		90,700	90,700
New York Liberty Development Corp. Revenue PUT	0.150%	3/19/15		87,500	87,500
New York Liberty Development Corp. Revenue PUT	0.150%	3/19/15		141,000	141,000
New York Liberty Development Corp. Revenue PUT	0.150%	3/19/15		11,500	11,500
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)
TOB VRDO	0.050%	11/7/14	(13)	7,800	7,800
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.070%	11/7/14	(13)	15,935	15,935
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.040%	11/7/14	LOC	14,800	14,800
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.050%	11/7/14	LOC	4,130	4,130
1 New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
TOB VRDO	0.160%	11/7/14		3,835	3,835
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.040%	11/7/14	LOC	6,895	6,895
New York State Dormitory Authority Revenue (New York Public Library) VRDO	0.040%	11/7/14	LOC	4,660	4,660
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.050%	11/7/14		5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	11/7/14		13,000	13,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	11/7/14		6,420	6,420
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.080%	11/7/14		23,485	23,485
1 New York State Dormitory Authority Revenue (Vassar College) TOB VRDO	0.050%	11/7/14		1,000	1,000
1 New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.060%	11/7/14		3,640	3,640
New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.060%	11/7/14	LOC	16,100	16,100
New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	0.050%	11/7/14	LOC	16,500	16,500
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	0.040%	11/7/14	LOC	12,000	12,000

20

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.060%	11/7/14	LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.050%	11/7/14	LOC	10,400	10,400
New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	0.060%	11/7/14	LOC	50,000	50,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.050%	11/7/14	LOC	13,000	13,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.080%	11/3/14		12,520	12,520
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.090%	11/3/14		1,350	1,350
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.060%	11/7/14		25,605	25,605
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.060%	11/7/14		25,000	25,000
1 New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.080%	11/7/14		10,115	10,115
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.030%	11/7/14	LOC	36,945	36,945
North Hempstead NY BAN	0.500%	4/8/15		14,263	14,278
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.140%	11/7/14	LOC	2,200	2,200
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.110%	11/7/14	LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.110%	11/7/14	LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.110%	11/7/14	LOC	25,500	25,500
1 Nuveen New York Performance Plus Municipal Fund VRDP VRDO	0.140%	11/7/14	LOC	11,200	11,200
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.080%	11/7/14		3,335	3,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.080%	11/7/14		5,555	5,555
Port Washington NY Union Free School District BAN	1.000%	8/7/15		3,475	3,497
Tompkins County NY BAN	1.000%	7/14/15		4,790	4,818
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.040%	11/7/14	LOC	18,090	18,090
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.050%	11/7/14	LOC	1,685	1,685
					1,445,393
North Carolina (1.7%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina
Hospitals at Chapel Hill) VRDO	0.050%	11/7/14		43,110	43,110
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.050%	11/7/14		7,520	7,520
Mecklenburg County NC GO	4.000%	12/1/14		1,740	1,746
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.100%	12/2/14		8,237	8,237
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.110%	12/4/14		14,051	14,051
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.100%	12/10/14		17,928	17,928
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.110%	12/16/14		14,289	14,289
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.080%	2/4/15		14,133	14,133
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.080%	2/5/15		14,051	14,051
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.050%	11/7/14		9,200	9,200
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.060%	11/7/14		2,495	2,495
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.070%	11/7/14	LOC	11,510	11,510
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.070%	11/7/14	LOC	10,135	10,135
1 North Carolina Capital Improvement Revenue TOB VRDO	0.050%	11/7/14		10,610	10,610
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.040%	11/7/14		19,685	19,685
North Carolina GO	5.000%	3/1/15		8,000	8,129
North Carolina Limited Obligation Revenue	4.000%	11/1/14		2,000	2,000
North Carolina Medical Care Commission Health Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.040%	11/7/14	LOC	12,575	12,575
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.050%	11/7/14	LOC	6,095	6,095
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.170%	5/29/15		11,905	11,905
Raleigh Durham NC Airport Authority Revenue VRDO	0.040%	11/7/14	LOC	13,700	13,700
1 University of North Carolina University Revenue TOB VRDO	0.050%	11/7/14		25,345	25,345
1 University of North Carolina University Revenue TOB VRDO	0.060%	11/7/14		6,710	6,710
Wake County NC GO	5.000%	2/1/15		1,100	1,113
Winston-Salem NC Water & Sewer System Revenue VRDO	0.040%	11/7/14		13,660	13,660
					299,932
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.050%	11/7/14		19,950	19,950
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.050%	11/7/14		9,600	9,600
					29,550
Ohio (2.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Akron General
Health System) VRDO	0.070%	11/7/14	LOC	600	600
Akron OH Income Tax Revenue BAN	1.000%	11/12/14		3,095	3,095
1 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.080%	11/7/14		16,010	16,010
Butler County OH BAN	0.300%	7/30/15		2,400	2,400
Columbus OH BAN	1.000%	8/28/15		4,500	4,532
1 Columbus OH GO TOB VRDO	0.050%	11/7/14		10,040	10,040
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	11/7/14	LOC	16,565	16,565
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	11/7/14	LOC	15,265	15,265

21

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.050%	11/7/14	LOC	5,245	5,245
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.080%	6/3/15		10,000	10,000
1 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.090%	11/7/14		4,330	4,330
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.040%	11/7/14		13,150	13,150
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.040%	11/7/14		24,400	24,400
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.050%	11/7/14	LOC	6,380	6,380
Franklin County OH Hospital Revenue (Nationwide Hospital) VRDO	0.030%	11/7/14		10,165	10,165
2 Franklin County OH Revenue (Trinity Health Credit Group) PUT	0.120%	5/29/15		9,685	9,685
Huber Heights OH BAN	1.000%	11/7/14		6,500	6,501
3 Huber Heights OH BAN	1.000%	6/3/15		13,583	13,637
Kent OH BAN	1.000%	9/2/15		2,355	2,369
1 Nuveen Ohio Quality Income Municipal Fund VRDP VRDO	0.140%	11/7/14	LOC	11,000	11,000
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.040%	11/7/14	LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.030%	11/7/14		15,475	15,475
Ohio GO VRDO	0.030%	11/7/14		2,100	2,100
Ohio GO VRDO	0.040%	11/7/14		8,375	8,375
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.060%	11/7/14		2,710	2,710
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.060%	11/7/14		32,360	32,360
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.070%	11/7/14		20,565	20,565
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.070%	11/7/14		28,565	28,565
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.070%	11/7/14		17,380	17,380
Ohio State University General Receipts Revenue VRDO	0.030%	11/7/14		39,160	39,160
Ohio State University General Receipts Revenue VRDO	0.030%	11/7/14		13,495	13,495
1 South-Western City OH School District GO TOB VRDO	0.050%	11/7/14		4,980	4,980
					374,534
Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB VRDO	0.110%	11/7/14		1,395	1,395

Oregon (1.2%)
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.070%	11/7/14		34,775	34,775
Oregon Health & Science University Revenue VRDO	0.050%	11/7/14	LOC	15,925	15,925
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue
TOB VRDO	0.090%	11/7/14		8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.050%	11/7/14		6,640	6,640
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.070%	11/7/14		15,000	15,000
Oregon TAN	2.000%	6/15/15		117,000	118,360
Portland OR TAN	1.750%	6/24/15		12,735	12,868
					212,233
Pennsylvania (0.8%)
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.050%	11/7/14	LOC	11,300	11,300
1 Central Bradford PA Progress Authority Revenue (Robert Packer Hospital) TOB VRDO	0.050%	11/7/14	LOC	4,935	4,935
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.060%	11/7/14		11,300	11,300
Emmaus PA General Authority Revenue VRDO	0.050%	11/7/14	LOC	5,285	5,285
Northampton County PA General Purpose Authority University Revenue (Lafayette College)
VRDO	0.060%	11/7/14		14,290	14,290
Nuveen PA Investment Quality Municipal Fund VRDP VRDO	0.150%	11/7/14	LOC	22,000	22,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation
Revenue VRDO	0.050%	11/7/14	LOC	13,875	13,875
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.150%	11/7/14		3,875	3,875
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.050%	11/7/14		11,130	11,130
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.050%	11/7/14		20,000	20,000
1 Philadelphia PA Authority for Industrial Development Revenue (Girard Estate Aramark Project)
VRDO	0.090%	11/7/14	LOC	15,350	15,350
					133,340
Rhode Island (0.1%)
1 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.050%	11/7/14	LOC	11,750	11,750
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.060%	11/7/14	LOC	7,065	7,065
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.060%	11/7/14	LOC	4,420	4,420
					23,235
South Carolina (1.3%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB VRDO	0.050%	11/7/14		1,550	1,550
Greenville County SC School District BAN	1.000%	6/1/15		58,370	58,668
Richland County SC BAN	1.000%	11/6/14		50,000	50,006
Richland County SC BAN	1.500%	10/30/15		50,000	50,677

22

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina GO	4.000%	4/1/15		590	599
South Carolina GO	4.000%	4/1/15		1,285	1,306
South Carolina GO	4.000%	6/1/15		3,500	3,578
1 South Carolina Housing Finance & Development Authority Revenue TOB VRDO	0.060%	11/7/14		5,880	5,880
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.080%	11/7/14	LOC	6,900	6,900
1 South Carolina Public Service Authority Revenue TOB VRDO	0.050%	11/7/14	LOC	20,195	20,195
1 South Carolina Public Service Authority Revenue TOB VRDO	0.050%	11/7/14	LOC	30,185	30,185
					229,544
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.040%	11/7/14		17,000	17,000
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.050%	11/7/14		20,085	20,085
					37,085
Tennessee (2.1%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.040%	11/7/14	LOC	4,600	4,600
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.040%	11/7/14	LOC	10,685	10,685
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.040%	11/7/14	LOC	14,170	14,170
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.040%	11/7/14		18,300	18,300
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.060%	11/7/14		15,945	15,945
Metropolitan Government of Nashville & Davidson County TN GO CP	0.110%	7/4/15		12,500	12,500
1 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) TOB VRDO	0.060%	11/7/14		8,250	8,250
1 Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.060%	11/7/14		6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue
VRDO	0.040%	11/7/14	LOC	4,500	4,500
Sevier County TN Public Building Authority Local Government Public Improvement Revenue
VRDO	0.040%	11/7/14		23,600	23,600
Sevier County TN Public Building Authority Local Government Public Improvement Revenue
VRDO	0.100%	11/7/14	LOC	11,100	11,100
Shelby County TN GO VRDO	0.050%	11/7/14		70,000	70,000
Tennessee GO CP	0.070%	11/4/14		16,500	16,500
Tennessee GO CP	0.070%	12/4/14		20,620	20,620
Tennessee GO CP	0.070%	12/4/14		61,527	61,527
Tennessee GO CP	0.090%	2/3/15		25,000	25,000
Tennessee GO CP	0.100%	2/11/15		28,000	28,000
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.100%	11/7/14		8,000	8,000
					359,547
Texas (10.6%)
Arlington TX Independent School District GO	5.000%	2/15/15	(Prere.)	7,225	7,325
Austin TX Combined Utility System Revenue CP	0.080%	12/3/14	LOC	68,305	68,305
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.050%	11/7/14	(13)	5,635	5,635
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.050%	11/7/14	LOC	16,795	16,795
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.110%	11/7/14		10,010	10,010
City of Austin TX Water Wastewater System Revenue BOND	5.000%	5/15/15	(Prere.)	3,120	3,201
1 Comal TX Independent School District GO TOB VRDO	0.050%	11/7/14	LOC	10,095	10,095
1 Conroe TX Independent School District GO TOB VRDO	0.060%	11/7/14		6,010	6,010
Dallas Area Rapid Transit Sales Tax Revenue CP	0.080%	11/5/14		20,000	20,000
Dallas Area Rapid Transit Sales Tax Revenue CP	0.090%	12/5/14		10,000	10,000
Dallas Area Rapid Transit Sales Tax Revenue CP	0.100%	1/7/15		12,500	12,500
Dallas Area Rapid Transit Sales Tax Revenue CP	0.100%	1/8/15		12,500	12,500
Dallas Area Rapid Transit Sales Tax Revenue CP	0.100%	2/20/15		10,000	10,000
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.050%	11/7/14	LOC	19,305	19,305
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.050%	11/7/14		5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.050%	11/7/14		18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.070%	11/7/14		12,465	12,465
Dallas TX Waterworks & Sewer System Revenue CP	0.060%	11/3/14		20,000	20,000
Dallas TX Waterworks & Sewer System Revenue CP	0.070%	12/5/14		31,385	31,385
Dallas TX Waterworks & Sewer System Revenue CP	0.070%	12/5/14		9,065	9,065
Frisco TX GO	4.000%	2/15/15		1,250	1,264
Garland TX Electric Utility System Revenue CP	0.090%	3/3/15	LOC	5,000	5,000
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.050%	11/7/14	LOC	37,395	37,395
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.070%	11/3/14		8,470	8,470

23

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Harris County TX GO	5.000%	10/1/15		1,500	1,566
Harris County TX GO CP	0.050%	11/4/14		30,188	30,188
1 Harris County TX GO TOB VRDO	0.060%	11/7/14		8,070	8,070
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.050%	11/7/14	LOC	34,795	34,795
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.070%	11/3/14		3,400	3,400
Harris County TX TAN	1.000%	2/27/15		43,500	43,629
Harris County TX TAN	2.000%	2/27/15		12,500	12,577
1 Harris County TX Toll Road Revenue TOB VRDO	0.060%	11/7/14	(13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.050%	11/7/14		12,000	12,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.110%	11/13/14		9,535	9,535
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.060%	11/7/14		6,665	6,665
Houston TX TRAN	1.000%	6/30/15		37,500	37,720
1 Houston TX Utility System Revenue TOB VRDO	0.050%	11/7/14	LOC	15,195	15,195
1 Houston TX Utility System Revenue TOB VRDO	0.050%	11/7/14		12,240	12,240
Houston TX Utility System Revenue VRDO	0.050%	11/7/14	LOC	20,000	20,000
1 Hutto TX Independent School District GO TOB VRDO	0.060%	11/7/14		21,130	21,130
1 Lone Star College System Texas Revenue TOB VRDO	0.080%	11/7/14		11,740	11,740
1 McKinney TX Independent School District GO TOB VRDO	0.050%	11/7/14	LOC	10,095	10,095
Mesquite TX Independent School District GO PUT	0.120%	11/20/14		18,255	18,255
1 North East TX Independent School District GO TOB VRDO	0.050%	11/7/14	LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.050%	11/7/14		31,305	31,305
1 North East TX Independent School District GO TOB VRDO	0.060%	11/7/14		3,355	3,355
1 North Texas Health Facilities Development Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.050%	11/7/14	LOC	13,035	13,035
1 North Texas Tollway Authority System Revenue TOB VRDO	0.060%	11/7/14	(13)	10,000	10,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.060%	11/7/14	(13)	6,000	6,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.110%	11/7/14	(13)	22,360	22,360
1 Northside TX Independent School District GO TOB VRDO	0.050%	11/7/14		4,500	4,500
1 Northside TX Independent School District GO TOB VRDO	0.060%	11/7/14		17,315	17,315
Northwest Texas Independent School District GO VRDO	0.060%	11/7/14		8,170	8,170
1 Pearland TX GO TOB VRDO	0.050%	11/7/14	LOC	10,075	10,075
1 Pearland TX Independent School District GO TOB VRDO	0.100%	11/7/14		9,000	9,000
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15		1,480	1,499
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.050%	11/7/14		15,800	15,800
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.050%	11/7/14		14,465	14,465
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.060%	11/7/14		4,700	4,700
San Antonio TX Electric & Gas Systems Revenue VRDO	0.050%	11/7/14		96,400	96,400
San Antonio TX Electric and Gas Systems Rev	5.000%	2/1/15	(Prere.)	2,185	2,211
1 San Antonio TX Public Facilities Corp. Lease Revenue TOB VRDO	0.050%	11/7/14	LOC	11,610	11,610
1 San Antonio TX Water Revenue TOB VRDO	0.050%	11/7/14		21,550	21,550
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist
University Project) VRDO	0.040%	11/7/14		16,600	16,600
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.050%	11/7/14	LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.050%	11/7/14	LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.040%	11/7/14	LOC	38,305	38,305
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.050%	11/7/14	LOC	43,900	43,900
Texas (Veterans Housing Assistance Program) GO VRDO	0.060%	11/7/14		37,870	37,870
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.110%	11/7/14		480	480
1 Texas GO TOB VRDO	0.080%	11/7/14		5,360	5,360
1 Texas GO TOB VRDO	0.130%	11/7/14		8,750	8,750
Texas Public Finance Authority GO CP	0.090%	12/9/14		10,000	10,000
Texas Public Finance Authority GO CP	0.090%	12/9/14		5,000	5,000
Texas Tech University CP	0.060%	11/5/14		18,500	18,500
Texas Tech University CP	0.070%	11/6/14		7,825	7,825
Texas TRAN	1.500%	8/31/15		483,000	488,473
1 Texas Transportation Commission Revenue TOB VRDO	0.050%	11/7/14		20,300	20,300
1 Texas Transportation Commission Revenue TOB VRDO	0.060%	11/7/14		13,740	13,740
1 Texas Water Development Board Revenue TOB VRDO	0.100%	11/7/14		7,500	7,500
Travis County TX GO	1.500%	3/1/15		4,725	4,746
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.050%	11/7/14		12,560	12,560
University of Texas System Revenue Financing System Revenue CP	0.080%	12/4/14		20,384	20,384
University of Texas System Revenue Financing System Revenue CP	0.080%	1/15/15		25,000	25,000
University of Texas System Revenue Financing System Revenue VRDO	0.050%	11/7/14		7,000	7,000
					1,851,113

24

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.030%	11/7/14		34,600	34,600
2 Utah County UT Hospital Revenue (IHC Health Services) PUT	0.110%	5/29/15		8,100	8,100
2 Utah County UT Hospital Revenue (IHC Health Services) PUT	0.110%	5/29/15		8,000	8,000
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.560%	11/7/14		880	880
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.100%	11/7/14		4,900	4,900
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.100%	11/7/14		2,700	2,700
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.050%	11/7/14		16,850	16,850
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.050%	11/7/14		10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.100%	11/7/14		9,720	9,720
					96,440
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.040%	11/7/14	LOC	14,370	14,370
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.110%	11/7/14		40	40
					14,410
Virginia (1.7%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense
Analyses Project) VRDO	0.050%	11/7/14	LOC	6,955	6,955
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.110%	11/7/14	LOC	13,395	13,395
Chesterfield County VA GO	4.000%	1/1/15		5,995	6,033
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.040%	11/7/14		24,150	24,150
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.050%	11/7/14		18,900	18,900
Hanover County VA Economic Development Authority Revenue (Bon Secours
Health System Inc.) VRDO	0.040%	11/7/14	LOC	14,700	14,700
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.040%	11/7/14	LOC	4,500	4,500
Loudoun County VA GO	3.000%	12/1/14		3,725	3,734
1 Newport News VA GO TOB VRDO	0.060%	11/7/14		10,635	10,635
Norfolk VA GO VRDO	0.030%	11/7/14		22,910	22,910
Richmond VA GO	5.000%	7/15/15		4,880	5,047
Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth
Loan Program) VRDO	0.060%	11/7/14	LOC	2,300	2,300
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	9,400	9,697
1 University of Virginia Revenue TOB VRDO	0.050%	11/7/14		22,325	22,325
1 University of Virginia Revenue TOB VRDO	0.060%	11/7/14		12,195	12,195
Virginia College Building Authority Educational Facilities Revenue (21St Century College
& Equipment Programs)	5.000%	2/1/15		9,445	9,559
Virginia College Building Authority Educational Facilities Revenue (21St Century College
& Equipment Programs)	5.000%	2/1/15		3,060	3,097
1 Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.050%	11/7/14		12,070	12,070
1 Virginia Commonwealth Transportation Revenue TOB VRDO	0.060%	11/7/14		8,700	8,700
Virginia GO	5.000%	6/1/15		2,000	2,057
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.070%	11/7/14		5,000	5,000
Virginia Public Building Authority Public Facilities Revenue VRDO	0.050%	11/7/14		49,800	49,800
Virginia Public School Authority Revenue	5.000%	8/1/15		2,405	2,493
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.050%	11/7/14		9,490	9,490
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.050%	11/7/14		8,900	8,900
					288,642
Washington (2.2%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.050%	11/7/14		12,215	12,215
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.050%	11/7/14		30,350	30,350
1 King County WA GO TOB VRDO	0.110%	11/7/14		13,760	13,760
1 King County WA Sewer Revenue TOB VRDO	0.050%	11/7/14		2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.060%	11/7/14		14,850	14,850
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.050%	11/7/14		9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.050%	11/7/14		11,200	11,200
Tacoma WA Electric System Revenue	4.125%	7/1/15	(Prere.)	7,500	7,696
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.080%	11/7/14	LOC	13,100	13,100
3 Tacoma WA School District No. 10 (Pierce County) BAN	2.000%	12/1/14		9,000	9,012
1 University of Washington Revenue TOB VRDO	0.050%	11/7/14	LOC	38,200	38,200
Washington GO	5.000%	7/1/15		12,000	12,388
1 Washington GO TOB VRDO	0.050%	11/7/14		10,420	10,420
1 Washington GO TOB VRDO	0.050%	11/7/14		15,020	15,020
1 Washington GO TOB VRDO	0.060%	11/7/14		5,100	5,100
1 Washington GO TOB VRDO	0.060%	11/7/14		2,000	2,000
1 Washington GO TOB VRDO	0.080%	11/7/14		21,120	21,120

25

Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services)
TOB VRDO	0.050%	11/7/14		12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services)
TOB VRDO	0.050%	11/7/14		8,610	8,610
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.070%	11/7/14		73,250	73,250
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.060%	11/7/14		10,800	10,800
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.060%	11/7/14		9,995	9,995
Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	0.060%	11/7/14	LOC	15,630	15,630
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.060%	11/7/14		14,000	14,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.050%	11/7/14	LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.080%	11/7/14	LOC	11,880	11,880
					388,986
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)
VRDO	0.040%	11/7/14	LOC	9,200	9,200
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	11/7/14	LOC	78,515	78,515
					87,715
Wisconsin (2.6%)
Milwaukee WI (Extendible) CP	0.090%	6/27/15		12,000	12,000
Milwaukee WI (Extendible) CP	0.080%	7/4/15		17,500	17,500
Milwaukee WI RAN	1.500%	6/30/15		100,000	100,914
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.050%	11/7/14	LOC	5,490	5,490
Oak Creek WI GO	2.000%	4/1/15		4,050	4,080
Racine WI BAN	2.000%	8/12/15		1,500	1,504
Racine WI Unified School District BAN	1.700%	7/15/15		9,200	9,237
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.060%	11/7/14		11,085	11,085
Wisconsin Department of Transportation Revenue CP	0.120%	12/4/14		17,500	17,500
Wisconsin GO	5.000%	5/1/15	(Prere.)	1,250	1,280
Wisconsin GO	5.000%	5/1/15		2,000	2,048
Wisconsin GO CP	0.110%	5/4/15		27,200	27,200
Wisconsin GO CP	0.110%	5/31/15		17,456	17,456
Wisconsin GO CP	0.110%	6/1/15		76,682	76,682
1 Wisconsin GO TOB VRDO	0.050%	11/7/14		18,890	18,890
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.060%	11/7/14		750	750
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.080%	11/7/14	LOC	22,000	22,000
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.)
VRDO	0.050%	11/7/14	LOC	17,050	17,050
1 Wisconsin Housing & Economic Development Authority Home Ownership Revenue
TOB VRDO	0.110%	11/7/14		2,130	2,130
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.050%	11/7/14		21,650	21,650
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.060%	11/7/14		44,470	44,470
Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.050%	11/7/14		22,000	22,000
					452,916
Wyoming (0.2%)
Converse County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.050%	11/7/14	LOC	16,000	16,000
Lincoln County WY Pollution Control Revenue (Exxonmobil Project) VRDO	0.060%	11/3/14		10,000	10,000
Sweetwater County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.070%	11/3/14	LOC	8,100	8,100
					34,100
Total Tax-Exempt Municipal Bonds (Cost $16,768,514)					16,768,514

26

Tax-Exempt Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
4 Vanguard Municipal Cash Management Fund (Cost $585,256)	0.047%	585,256,426	585,256
Total Investments (99.8%) (Cost $17,353,770)			17,353,770
Other Assets and Liabilities (0.2%)
Other Assets			154,178
Liabilities			(115,034)
			39,144
Net Assets (100%)
Applicable to 17,390,992,094 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			17,392,914
Net Asset Value Per Share			$1.00

At October 31, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			17,392,896
Undistributed Net Investment Income			—
Accumulated Net Realized Gains			18
Net Assets			17,392,914

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $5,310,367,000, representing 30.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

27

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

28

Tax-Exempt Money Market Fund

Statement of Operations

Statement of Changes in Net Assets

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1]	17,517
Total Income	17,517
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,533
Management and Administrative	20,163
Marketing and Distribution	4,490
Custodian Fees	183
Auditing Fees	27
Shareholders’ Reports	257
Trustees’ Fees and Expenses	13
Total Expenses	28,666
Expense Reduction—Note B	(12,940)
Net Expenses	15,726
Net Investment Income	1,791
Realized Net Gain (Loss) on
Investment Securities Sold	(10)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,781

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,791	3,307
Realized Net Gain (Loss)	(10)	146
Net Increase (Decrease) in Net Assets Resulting from Operations	1,781	3,453
Distributions
Net Investment Income	(1,791)	(3,307)
Realized Capital Gain	—	—
Total Distributions	(1,791)	(3,307)
Capital Share Transactions (at $1.00 per share)
Issued	16,146,472	19,181,910
Issued in Lieu of Cash Distributions	1,737	3,200
Redeemed	(16,874,230)	(18,070,175)
Net Increase (Decrease) from Capital Share Transactions	(726,021)	1,114,935
Total Increase (Decrease)	(726,031)	1,115,081
Net Assets
Beginning of Period	18,118,945	17,003,864
End of Period	17,392,914	18,118,945
1 Interest income from an affiliated company of the fund was $460,000.
See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0004	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0004	.001	.001
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.02%	0.04%	0.09%	0.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,393	$18,119	$17,004	$17,593	$18,405
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.13%[2]	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	0.09%	0.14%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% in 2014 and 0.16% in 2013. See Note B in the
Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value 2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $1,749,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended October 31, 2014, Vanguard’s expenses were reduced by $12,940,000 (an effective annual rate of 0.07% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

31

Tax-Exempt Money Market Fund

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

32

Short-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.28%	0.36%

Financial Attributes
		Barclays
		1 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,626	3,577	45,888
Yield to Maturity
(before expenses)	0.4%	0.5%	2.1%
Average Coupon	2.4%	4.8%	4.8%
Average Duration	1.0 years	1.4 years	6.6 years
Average Stated
Maturity	1.4 years	1.5 years 13.4 years
Short-Term Reserves	26.7%	—	—

Largest Area Concentrations[2]

New York	18.9%
Texas	10.5
California	9.8
Florida	6.1
Pennsylvania	6.0
Illinois	6.0
New Jersey	3.9
Michigan	3.6
Connecticut	3.6
Massachusetts	3.4
Top Ten	71.8%

Volatility Measures
	Barclays
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.54	0.67
Beta	1.86	0.09
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	40.1%
6 Months–1 Year	8.9
1–2 Years	18.2
2–3 Years	16.8
3–4 Years	10.2
4–5 Years	4.7
Over 5 Years	1.1

Distribution by Credit Quality (% of portfolio)

AAA	17.5%
AA	62.0
A	15.2
BBB	3.6
BB	0.3
Not Rated	1.4
Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

33

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004–October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2014			of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	0.66%	1.04%	2.06%	$12,260
Barclays 1 Year Municipal Bond Index	0.72	1.09	2.20	12,432
1–2 Year Municipal Funds Average[1]	0.43	0.88	0.77	10,792
Barclays Municipal Bond Index	7.82	5.26	4.71	15,839

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Admiral Shares	0.74%	1.12%	2.14%	$61,772
Barclays 1 Year Municipal Bond Index	0.72	1.09	2.20	62,161
Barclays Municipal Bond Index	7.82	5.26	4.71	79,197

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

34

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2004–October 31, 2014

				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–0.89%	2.18%	1.29%	1.18%
2006	0.32	2.90	3.22	3.05
2007	0.26	3.44	3.70	3.82
2008	0.38	3.30	3.68	4.22
2009	1.28	2.31	3.59	4.40
2010	0.44	1.38	1.82	1.81
2011	–0.31	1.23	0.92	1.18
2012	0.19	1.08	1.27	1.01
2013	–0.38	0.89	0.51	0.74
2014	–0.06	0.72	0.66	0.72

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.87%	1.00%	0.11%	1.95%	2.06%
Admiral Shares	2/12/2001	0.95	1.08	0.11	2.03	2.14

35

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1]	116,779
Total Income	116,779
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,232
Management and Administrative—
Investor Shares	2,820
Management and Administrative—
Admiral Shares	9,087
Marketing and Distribution—
Investor Shares	450
Marketing and Distribution—
Admiral Shares	2,643
Custodian Fees	135
Auditing Fees	32
Shareholders’ Reports—Investor Shares	80
Shareholders’ Reports—Admiral Shares	88
Trustees’ Fees and Expenses	9
Total Expenses	16,576
Net Investment Income	100,203
Realized Net Gain (Loss)
Investment Securities Sold	3,281
Futures Contracts	(729)
Realized Net Gain (Loss)	2,552
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(5,023)
Net Increase (Decrease) in Net Assets
Resulting from Operations	97,732

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,203	110,026
Realized Net Gain (Loss)	2,552	534
Change in Unrealized Appreciation (Depreciation)	(5,023)	(46,963)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,732	63,597
Distributions
Net Investment Income
Investor Shares	(12,900)	(17,873)
Admiral Shares	(87,303)	(92,153)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(100,203)	(110,026)
Capital Share Transactions
Investor Shares	(109,064)	(272,790)
Admiral Shares	861,870	926,168
Net Increase (Decrease) from Capital Share Transactions	752,806	653,378
Total Increase (Decrease)	750,335	606,949
Net Assets
Beginning of Period	12,061,773	11,454,824
End of Period	12,812,108	12,061,773

1 Interest income from an affiliated company of the fund was $141,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.87	$15.93	$15.90	$15.95	$15.88
Investment Operations
Net Investment Income	.115	.141	.171	.196	.217
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	(. 060)	.030	(. 050)	. 070
Total from Investment Operations	.105	. 081.201		.146	. 287
Distributions
Dividends from Net Investment Income	(.115)	(.141)	(.171)	(.196)	(.217)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.115)	(.141)	(.171)	(.196)	(.217)
Net Asset Value, End of Period	$15.86	$15.87	$15.93	$15.90	$15.95

Total Return[1]	0.66%	0.51%	1.27%	0.92%	1.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,713	$1,822	$2,103	$2,668	$3,126
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.89%	1.07%	1.23%	1.36%
Portfolio Turnover Rate	27%	30%	29%	28%	29%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.87	$15.93	$15.90	$15.95	$15.88
Investment Operations
Net Investment Income	.128	.154	.183	. 209	. 230
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	(. 060)	.030	(. 050)	. 070
Total from Investment Operations	.118	.094	.213	.159	.300
Distributions
Dividends from Net Investment Income	(.128)	(.154)	(.183)	(. 209)	(. 230)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.128)	(.154)	(.183)	(. 209)	(. 230)
Net Asset Value, End of Period	$15.86	$15.87	$15.93	$15.90	$15.95

Total Return	0.74%	0.59%	1.35%	1.00%	1.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,100	$10,240	$9,351	$8,561	$8,863
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.80%	0.97%	1.15%	1.31%	1.44%
Portfolio Turnover Rate	27%	30%	29%	28%	29%

See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

38

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $1,273,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,909,610	—
Temporary Cash Investments	225,345	—	—
Total	225,345	12,909,610	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $2,708,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $15,828,000 to offset future net capital gains of $2,752,000 through October 31, 2015, $2,331,000 through October 31, 2018, and $10,745,000 through October 31, 2019.

At October 31, 2014, the cost of investment securities for tax purposes was $13,058,274,000. Net unrealized appreciation of investment securities for tax purposes was $76,681,000, consisting of unrealized gains of $77,584,000 on securities that had risen in value since their purchase and $903,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2014, the fund purchased $3,541,066,000 of investment securities and sold $2,248,894,000 of investment securities, other than temporary cash investments.

39

Short-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
	2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	688,453	43,385	968,303	60,932
Issued in Lieu of Cash Distributions	10,133	639	14,603	919
Redeemed	(807,650)	(50,899)	(1,255,696)	(79,046)
Net Increase (Decrease) —Investor Shares	(109,064)	(6,875)	(272,790)	(17,195)
Admiral Shares
Issued	4,877,636	307,406	5,674,600	357,264
Issued in Lieu of Cash Distributions	65,029	4,099	71,117	4,477
Redeemed	(4,080,795)	(257,182)	(4,819,549)	(303,300)
Net Increase (Decrease) —Admiral Shares	861,870	54,323	926,168	58,441

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

40

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.70%	0.78%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,652	14,626	45,888
Yield to Maturity
(before expenses)	0.9%	0.9%	2.1%
Average Coupon	3.6%	4.8%	4.8%
Average Duration	2.5 years	2.8 years	6.6 years
Average Stated
Maturity	3.3 years	3.4 years 13.4 years
Short-Term Reserves	12.5%	—	—

Largest Area Concentrations[2]

New York	14.7%
California	12.6
Texas	7.5
Pennsylvania	5.8
Illinois	5.2
New Jersey	4.6
Florida	4.5
Massachusetts	4.5
Ohio	3.5
Washington	3.0
Top Ten	65.9%

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.96	0.75
Beta	1.05	0.28
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	17.2%
6 Months–1 Year	4.3
1–2 Years	11.1
2–3 Years	14.9
3–4 Years	16.6
4–5 Years	14.4
Over 5 Years	21.5

Distribution by Credit Quality (% of portfolio)

AAA	19.9%
AA	55.4
A	20.3
BBB	3.5
BB	0.5
Not Rated	0.4
Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

41

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004–October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2014			of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	1.81%	2.17%	2.71%	$13,062
Barclays 1–5 Year Municipal Bond Index	1.98	2.50	3.17	13,662
1–5 Year Municipal Funds Average[1]	1.50	1.76	2.14	12,359
Barclays Municipal Bond Index	7.82	5.26	4.71	15,839

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	1.89%	2.25%	2.79%	$65,814
Barclays 1–5 Year Municipal Bond Index	1.98	2.50	3.17	68,308
Barclays Municipal Bond Index	7.82	5.26	4.71	79,197

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

42

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2004–October 31, 2014
				Barclays
				1–5 Year
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–2.28%	2.99%	0.71%	0.56%
2006	0.09	3.28	3.37	3.43
2007	0.09	3.53	3.62	3.90
2008	–0.75	3.43	2.68	3.92
2009	3.00	2.92	5.92	7.51
2010	1.64	2.40	4.04	4.32
2011	–0.72	2.25	1.53	2.15
2012	0.99	1.94	2.93	3.17
2013	–1.07	1.67	0.60	0.93
2014	0.18	1.63	1.81	1.98

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Capital	Income	Total
Investor Shares	8/31/1987	2.19%	2.01%	0.10%	2.61%	2.71%
Admiral Shares	2/12/2001	2.27	2.09	0.10	2.69	2.79

43

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1]	337,588
Total Income	337,588
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,808
Management and Administrative—
Investor Shares	3,536
Management and Administrative—
Admiral Shares	13,976
Marketing and Distribution—
Investor Shares	578
Marketing and Distribution—
Admiral Shares	3,717
Custodian Fees	194
Auditing Fees	32
Shareholders’ Reports—Investor Shares	234
Shareholders’ Reports—Admiral Shares	147
Trustees’ Fees and Expenses	13
Total Expenses	24,235
Net Investment Income	313,353
Realized Net Gain (Loss)
Investment Securities Sold	(7,642)
Futures Contracts	(4,290)
Realized Net Gain (Loss)	(11,932)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	39,883
Net Increase (Decrease) in Net Assets
Resulting from Operations	341,304

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	313,353	301,483
Realized Net Gain (Loss)	(11,932)	(5,242)
Change in Unrealized Appreciation (Depreciation)	39,883	(188,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	341,304	107,671
Distributions
Net Investment Income
Investor Shares	(37,104)	(42,849)
Admiral Shares	(276,249)	(258,634)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(313,353)	(301,483)
Capital Share Transactions
Investor Shares	(127,025)	(385,733)
Admiral Shares	2,319,999	1,470,493
Net Increase (Decrease) from Capital Share Transactions	2,192,974	1,084,760
Total Increase (Decrease)	2,220,925	890,948
Net Assets
Beginning of Period	17,640,679	16,749,731
End of Period	19,861,604	17,640,679

1 Interest income from an affiliated company of the fund was $154,000.
See accompanying Notes, which are an integral part of the Financial Statements.

44

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.06	$11.18	$11.07	$11.15	$10.97
Investment Operations
Net Investment Income	.178	.186	.212	.247	. 259
Net Realized and Unrealized Gain (Loss)
on Investments	.020	(.120)	.110	(.080)	.180
Total from Investment Operations	.198	.066	. 322.167		.439
Distributions
Dividends from Net Investment Income	(.178)	(.186)	(.212)	(.247)	(. 259)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.178)	(.186)	(.212)	(.247)	(. 259)
Net Asset Value, End of Period	$11.08	$11.06	$11.18	$11.07	$11.15

Total Return[1]	1.81%	0.60%	2.93%	1.53%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,241	$2,364	$2,779	$3,123	$3,484
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.67%	1.90%	2.24%	2.33%
Portfolio Turnover Rate	15%	14%	15%	14%	14%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.06	$11.18	$11.07	$11.15	$10.97
Investment Operations
Net Investment Income	.187	.195	.221	. 256	. 268
Net Realized and Unrealized Gain (Loss)
on Investments	.020	(.120)	.110	(.080)	.180
Total from Investment Operations	. 207	. 075.331		.176	.448
Distributions
Dividends from Net Investment Income	(.187)	(.195)	(.221)	(. 256)	(. 268)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.187)	(.195)	(.221)	(. 256)	(. 268)
Net Asset Value, End of Period	$11.08	$11.06	$11.18	$11.07	$11.15

Total Return	1.89%	0.68%	3.01%	1.61%	4.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,621	$15,276	$13,970	$11,463	$10,524
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.75%	1.98%	2.32%	2.41%
Portfolio Turnover Rate	15%	14%	15%	14%	14%

See accompanying Notes, which are an integral part of the Financial Statements.

45

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented 0% and 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

46

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $1,966,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	19,624,555	—
Temporary Cash Investments	314,510	—	—
Total	314,510	19,624,555	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

At October 31, 2014, the fund had available capital losses totaling $102,697,000 to offset future net capital gains. Of this amount, $76,395,000 is subject to expiration dates; $12,485,000 may be used to offset future net capital gains through October 31, 2015, $2,743,000 through October 31, 2016, $29,710,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $26,302,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $16,166,000 expired on October 31, 2014; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2014, the cost of investment securities for tax purposes was $19,575,932,000.

Net unrealized appreciation of investment securities for tax purposes was $363,133,000, consisting of unrealized gains of $370,502,000 on securities that had risen in value since their purchase and $7,369,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2014, the fund purchased $5,325,572,000 of investment securities and sold $2,428,563,000 of investment securities, other than temporary cash investments.

47

Limited-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	784,589	70,888	955,275	86,010
Issued in Lieu of Cash Distributions	30,097	2,720	34,682	3,125
Redeemed	(941,711)	(85,092)	(1,375,690)	(123,891)
Net Increase (Decrease) —Investor Shares	(127,025)	(11,484)	(385,733)	(34,756)
Admiral Shares
Issued	6,227,111	562,633	6,769,862	609,929
Issued in Lieu of Cash Distributions	206,336	18,643	196,106	17,678
Redeemed	(4,113,448)	(371,810)	(5,495,475)	(495,714)
Net Increase (Decrease) —Admiral Shares	2,319,999	209,466	1,470,493	131,893

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

48

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.54%	1.62%

Financial Attributes
		Barclays
		1–15 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	4,341	37,228	45,888
Yield to Maturity
(before expenses)	1.8%	1.7%	2.1%
Average Coupon	4.3%	4.8%	4.8%
Average Duration	4.7 years	4.8 years	6.6 years
Average Stated
Maturity	8.8 years	8.1 years 13.4 years
Short-Term Reserves	8.5%	—	—

Largest Area Concentrations[2]

New York	16.7%
California	12.1
Texas	8.5
Illinois	7.7
Florida	6.5
New Jersey	4.3
Massachusetts	3.8
Pennsylvania	3.7
Ohio	2.9
Michigan	2.7
Top Ten	68.9%

Volatility Measures
	Barclays
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.99	0.98
Beta	1.19	0.91

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	12.9%
1–3 Years	9.4
3–5 Years	8.7
5–10 Years	26.4
10–20 Years	41.6
20–30 Years	1.0

Distribution by Credit Quality (% of portfolio)

AAA	18.8%
AA	57.0
A	20.4
BBB	2.7
BB	0.4
B or Lower	0.1
Not Rated	0.6
Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

49

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004–October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2014			of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	6.31%	4.71%	4.21%	$15,103
Barclays 1–15 Year Municipal Bond Index	5.56	4.48	4.32	15,269
Intermediate Municipal Funds Average[1]	5.11	4.11	3.57	14,207
Barclays Municipal Bond Index	7.82	5.26	4.71	15,839

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	6.39%	4.79%	4.29%	$76,094
Barclays 1–15 Year Municipal Bond Index	5.56	4.48	4.32	76,345
Barclays Municipal Bond Index	7.82	5.26	4.71	79,197

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

50

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2004–October 31, 2014
				Barclays
				1–15 Year
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–3.00%	4.02%	1.02%	1.15%
2006	0.83	4.31	5.14	4.91
2007	–1.42	4.16	2.74	3.45
2008	–4.48	3.99	–0.49	0.88
2009	6.27	4.24	10.51	10.72
2010	3.14	3.81	6.95	6.81
2011	–0.36	3.71	3.35	3.62
2012	4.80	3.35	8.15	7.02
2013	–3.96	3.00	–0.96	–0.41
2014	3.03	3.28	6.31	5.56

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	6.58%	4.14%	0.42%	3.80%	4.22%
Admiral Shares	2/12/2001	6.67	4.22	0.42	3.88	4.30

51

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1]	1,205,161
Total Income	1,205,161
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,506
Management and Administrative—
Investor Shares	7,207
Management and Administrative—
Admiral Shares	28,522
Marketing and Distribution—
Investor Shares	1,163
Marketing and Distribution—
Admiral Shares	5,726
Custodian Fees	366
Auditing Fees	33
Shareholders’ Reports—Investor Shares	293
Shareholders’ Reports—Admiral Shares	267
Trustees’ Fees and Expenses	25
Total Expenses	47,108
Net Investment Income	1,158,053
Realized Net Gain (Loss)
Investment Securities Sold	24,323
Futures Contracts	(12,429)
Realized Net Gain (Loss)	11,894
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	1,052,444
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,222,391

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,158,053	1,165,653
Realized Net Gain (Loss)	11,894	(20,482)
Change in Unrealized Appreciation (Depreciation)	1,052,444	(1,542,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,222,391	(397,576)
Distributions
Net Investment Income
Investor Shares	(143,934)	(185,983)
Admiral Shares	(1,014,119)	(979,670)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,158,053)	(1,165,653)
Capital Share Transactions
Investor Shares	(372,441)	(1,848,146)
Admiral Shares	4,715,641	(137,058)
Net Increase (Decrease) from Capital Share Transactions	4,343,200	(1,985,204)
Total Increase (Decrease)	5,407,538	(3,548,433)
Net Assets
Beginning of Period	34,156,275	37,704,708
End of Period	39,563,813	34,156,275

1 Interest income from an affiliated company of the fund was $240,000.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.84	$14.41	$13.75	$13.80	$13.38
Investment Operations
Net Investment Income	.440	.433	.449	.494	.495
Net Realized and Unrealized Gain (Loss)
on Investments	. 420	(. 570)	.660	(. 050)	. 420
Total from Investment Operations	.860	(.137)	1.109	.444	.915
Distributions
Dividends from Net Investment Income	(. 440)	(. 433)	(. 449)	(. 494)	(. 495)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 440)	(. 433)	(. 449)	(. 494)	(. 495)
Net Asset Value, End of Period	$14.26	$13.84	$14.41	$13.75	$13.80

Total Return[1]	6.31%	–0.96%	8.15%	3.35%	6.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,637	$4,878	$6,976	$6,783	$8,122
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.13%	3.06%	3.15%	3.66%	3.63%
Portfolio Turnover Rate	12%	16%	11%	15%	20%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.84	$14.41	$13.75	$13.80	$13.38
Investment Operations
Net Investment Income	.451	.445	.460	.505	.506
Net Realized and Unrealized Gain (Loss)
on Investments	. 420	(. 570)	.660	(. 050)	. 420
Total from Investment Operations	.871	(.125)	1.120	.455	. 926
Distributions
Dividends from Net Investment Income	(.451)	(. 445)	(.460)	(. 505)	(. 506)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.451)	(. 445)	(.460)	(. 505)	(. 506)
Net Asset Value, End of Period	$14.26	$13.84	$14.41	$13.75	$13.80

Total Return	6.39%	–0.88%	8.24%	3.43%	7.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,927	$29,278	$30,729	$24,140	$22,701
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.21%	3.14%	3.23%	3.74%	3.71%
Portfolio Turnover Rate	12%	16%	11%	15%	20%

See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

54

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $3,892,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	38,926,860	—
Temporary Cash Investments	671,354	—	—
Total	671,354	38,926,860	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $16,979,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $42,526,000 to offset future net capital gains. Of this amount, $30,029,000 is subject to expiration on October 31, 2019. Capital losses of $12,497,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $37,337,439,000. Net unrealized appreciation of investment securities for tax purposes was $2,260,775,000, consisting of unrealized gains of $2,282,843,000 on securities that had risen in value since their purchase and $22,068,000 in unrealized losses on securities that had fallen in value since their purchase.

55

Intermediate-Term Tax-Exempt Fund

E. During the year ended October 31, 2014, the fund purchased $6,370,780,000 of investment securities and sold $3,932,311,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:
	Year Ended October 31,
	2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,173,942	83,460	1,354,423	94,710
Issued in Lieu of Cash Distributions	113,146	8,055	138,262	9,788
Redeemed	(1,659,529)	(118,679)	(3,340,831)	(236,255)
Net Increase (Decrease) —Investor Shares	(372,441)	(27,164)	(1,848,146)	(131,757)
Admiral Shares
Issued	8,657,035	616,998	7,576,177	532,566
Issued in Lieu of Cash Distributions	717,116	51,012	699,066	49,553
Redeemed	(4,658,510)	(333,588)	(8,412,301)	(599,727)
Net Increase (Decrease) —Admiral Shares	4,715,641	334,422	(137,058)	(17,608)

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

56

Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.22%	2.30%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,195	45,888
Yield to Maturity
(before expenses)	2.4%	2.1%
Average Coupon	4.6%	4.8%
Average Duration	6.1 years	6.6 years
Average Stated Maturity	16.1 years 13.4 years
Short-Term Reserves	5.3%	—

Largest Area Concentrations[2]

New York	15.6%
California	14.1
Florida	8.7
Illinois	8.5
Texas	7.5
Pennsylvania	4.1
New Jersey	4.1
Massachusetts	3.8
Colorado	2.2
Washington	2.2
Top Ten	70.8%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.99
Beta	1.15
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	8.0%
1–3 Years	4.1
3–5 Years	1.9
5–10 Years	12.7
10–20 Years	36.9
20–30 Years	32.8
Over 30 Years	3.6

Distribution by Credit Quality (% of portfolio)

AAA	11.9%
AA	56.7
A	24.0
BBB	5.6
BB	0.5
B or Lower	0.1
Not Rated	1.2
Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

57

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004–October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2014			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund
Investor Shares	9.52%	5.61%	4.59%	$15,665
Barclays Municipal Bond Index	7.82	5.26	4.71	15,839
General & Insured Municipal Debt
Funds Average[1]	8.63	5.26	3.98	14,775

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	9.60%	5.69%	4.67%	$78,924
Barclays Municipal Bond Index	7.82	5.26	4.71	79,197

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

58

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2004–October 31, 2014
				Barclays
				Municipal
	Investor Shares			Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–2.77%	4.46%	1.69%	2.54%
2006	1.37	4.77	6.14	5.75
2007	–2.20	4.57	2.37	2.91
2008	–9.02	4.28	–4.74	–3.30
2009	8.23	5.09	13.32	13.60
2010	3.02	4.50	7.52	7.78
2011	–1.07	4.36	3.29	3.78
2012	6.20	4.07	10.27	9.03
2013	–5.75	3.68	–2.07	–1.72
2014	5.30	4.22	9.52	7.82

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	9.68%	4.90%	0.19%	4.41%	4.60%
Admiral Shares	2/12/2001	9.76	4.99	0.19	4.49	4.68

59

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1]	332,448
Total Income	332,448
Expenses
The Vanguard Group—Note B
Investment Advisory Services	782
Management and Administrative—
Investor Shares	1,495
Management and Administrative—
Admiral Shares	6,443
Marketing and Distribution—
Investor Shares	234
Marketing and Distribution—
Admiral Shares	1,176
Custodian Fees	90
Auditing Fees	33
Shareholders’ Reports—Investor Shares	78
Shareholders’ Reports—Admiral Shares	62
Trustees’ Fees and Expenses	6
Total Expenses	10,399
Net Investment Income	322,049
Realized Net Gain (Loss)
Investment Securities Sold	29,433
Futures Contracts	(2,733)
Realized Net Gain (Loss)	26,700
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	386,287
Net Increase (Decrease) in Net Assets
Resulting from Operations	735,036

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	322,049	308,788
Realized Net Gain (Loss)	26,700	32,275
Change in Unrealized Appreciation (Depreciation)	386,287	(489,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	735,036	(148,632)
Distributions
Net Investment Income
Investor Shares	(37,837)	(40,551)
Admiral Shares	(284,212)	(268,237)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(322,049)	(308,788)
Capital Share Transactions
Investor Shares	(79,730)	(79,967)
Admiral Shares	288,915	183,283
Net Increase (Decrease) from Capital Share Transactions	209,185	103,316
Total Increase (Decrease)	622,172	(354,104)
Net Assets
Beginning of Period	7,814,904	8,169,008
End of Period	8,437,076	7,814,904

1 Interest income from an affiliated company of the fund was $52,000.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.14	$11.82	$11.13	$11.25	$10.92
Investment Operations
Net Investment Income	.450	.441	. 437.468		.475
Net Realized and Unrealized Gain (Loss)
on Investments	.590	(. 680)	.690	(.120)	.330
Total from Investment Operations	1.040	(. 239)	1.127	.348	.805
Distributions
Dividends from Net Investment Income	(. 450)	(.441)	(. 437)	(. 468)	(.475)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 450)	(.441)	(. 437)	(. 468)	(.475)
Net Asset Value, End of Period	$11.73	$11.14	$11.82	$11.13	$11.25

Total Return[1]	9.52%	–2.07%	10.27%	3.29%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$958	$988	$1,130	$1,100	$1,615
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.95%	3.84%	3.78%	4.33%	4.28%
Portfolio Turnover Rate	21%	35%	15%	19%	23%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.14	$11.82	$11.13	$11.25	$10.92
Investment Operations
Net Investment Income	.459	.450	.446	.477	.484
Net Realized and Unrealized Gain (Loss)
on Investments	.590	(. 680)	.690	(.120)	.330
Total from Investment Operations	1.049	(. 230)	1.136	. 357.814
Distributions
Dividends from Net Investment Income	(. 459)	(. 450)	(. 446)	(.477)	(. 484)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 459)	(. 450)	(. 446)	(.477)	(. 484)
Net Asset Value, End of Period	$11.73	$11.14	$11.82	$11.13	$11.25

Total Return	9.60%	–1.99%	10.36%	3.37%	7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,480	$6,827	$7,039	$6,150	$6,361
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.03%	3.92%	3.86%	4.41%	4.36%
Portfolio Turnover Rate	21%	35%	15%	19%	23%

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

62

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $836,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,311,621	—
Temporary Cash Investments	96,514	—	—
Total	96,514	8,311,621	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $3,177,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2014, the fund had short-term and long-term capital gains of $8,668,000 and $11,081,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At October 31, 2014, the cost of investment securities for tax purposes was $7,786,849,000. Net unrealized appreciation of investment securities for tax purposes was $621,286,000, consisting of unrealized gains of $627,993,000 on securities that had risen in value since their purchase and $6,707,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2014, the fund purchased $1,576,084,000 of investment securities and sold $1,577,820,000 of investment securities, other than temporary cash investments.

63

Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
	Year Ended October 31,
	2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	207,505	18,159	266,723	22,904
Issued in Connection with Acquisition of
Florida Focused Long-Term Tax-Exempt Fund	—	—	105,678	9,572
Issued in Lieu of Cash Distributions	29,949	2,621	31,420	2,735
Redeemed	(317,184)	(27,863)	(483,788)	(42,140)
Net Increase (Decrease) —Investor Shares	(79,730)	(7,083)	(79,967)	(6,929)
Admiral Shares
Issued	1,098,246	96,354	1,263,259	109,409
Issued in Connection with Acquisition of
Florida Focused Long-Term Tax-Exempt Fund	—	—	717,427	64,984
Issued in Lieu of Cash Distributions	182,196	15,931	170,637	14,866
Redeemed	(991,527)	(87,520)	(1,968,040)	(171,909)
Net Increase (Decrease) —Admiral Shares	288,915	24,765	183,283	17,350

G. On July 26, 2013, the fund acquired all the net assets of Vanguard Florida Focused Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on March 22, 2013, and by the shareholders of Vanguard Florida Focused Long-Term Tax-Exempt Fund on July 22, 2013. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 74,556,000 of the Long-Term Tax-Exempt Fund’s capital shares for the 72,777,000 shares of Florida Focused Long-Term Tax-Exempt Fund outstanding on July 26, 2013. Each class of shares of Florida Focused Long-Term Tax-Exempt Fund was exchanged for the like class of shares of Long-Term Tax-Exempt Fund. The Florida Focused Long-Term Tax-Exempt Fund’s net assets of $823,105,000, including $11,895,000 of unrealized appreciation, were combined with Long-Term Tax-Exempt Fund’s net assets of $7,135,448,000, resulting in combined net assets of $7,958,553,000 on July 26, 2013.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

64

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.56%	2.64%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,066	45,888
Yield to Maturity
(before expenses)	2.8%	2.1%
Average Coupon	4.5%	4.8%
Average Duration	6.1 years	6.6 years
Average Stated Maturity	15.8 years 13.4 years
Short-Term Reserves	7.0%	—

Largest Area Concentrations[2]

California	14.4%
New York	12.9
Texas	8.7
Illinois	8.4
New Jersey	8.2
Florida	5.5
Pennsylvania	3.6
Michigan	2.6
Indiana	2.2
Georgia	2.2
Top Ten	68.7%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	10.9%
1–3 Years	5.0
3–5 Years	3.3
5–10 Years	13.6
10–20 Years	28.6
20–30 Years	32.6
Over 30 Years	6.0

Distribution by Credit Quality (% of portfolio)

AAA	8.6%
AA	31.6
A	35.9
BBB	13.1
BB	2.3
B or Lower	3.2
Not Rated	5.3
Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is notavailable. For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

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High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004–October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended October 31, 2014			of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	9.87%	6.12%	4.87%	$16,085
Barclays Municipal Bond Index	7.82	5.26	4.71	15,839
General & Insured Municipal Debt
Funds Average[1]	8.63	5.26	3.98	14,775

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Admiral Shares	9.96%	6.21%	4.95%	$81,043
Barclays Municipal Bond Index	7.82	5.26	4.71	79,197

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

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High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2004–October 31, 2014
				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–1.38%	4.58%	3.20%	2.54%
2006	1.87	4.74	6.61	5.75
2007	–2.66	4.60	1.94	2.91
2008	–12.52	4.32	–8.20	–3.30
2009	10.44	5.65	16.09	13.60
2010	4.00	4.76	8.76	7.78
2011	–1.31	4.57	3.26	3.78
2012	7.22	4.21	11.43	9.03
2013	–5.85	3.74	–2.11	–1.72
2014	5.64	4.23	9.87	7.82

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	9.95%	5.45%	0.34%	4.54%	4.88%
Admiral Shares	11/12/2001	10.04	5.54	0.34	4.62	4.96

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High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Interest[1]	303,177
Total Income	303,177
Expenses
The Vanguard Group—Note B
Investment Advisory Services	710
Management and Administrative—
Investor Shares	2,144
Management and Administrative—
Admiral Shares	5,240
Marketing and Distribution—
Investor Shares	335
Marketing and Distribution—
Admiral Shares	1,176
Custodian Fees	81
Auditing Fees	33
Shareholders’ Reports—Investor Shares	118
Shareholders’ Reports—Admiral Shares	70
Trustees’ Fees and Expenses	5
Total Expenses	9,912
Net Investment Income	293,265
Realized Net Gain (Loss)
Investment Securities Sold	12,089
Futures Contracts	(2,996)
Realized Net Gain (Loss)	9,093
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	390,147
Net Increase (Decrease) in Net Assets
Resulting from Operations	692,505

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	293,265	303,352
Realized Net Gain (Loss)	9,093	31,323
Change in Unrealized Appreciation (Depreciation)	390,147	(499,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	692,505	(164,926)
Distributions
Net Investment Income
Investor Shares	(54,083)	(59,323)
Admiral Shares	(239,182)	(244,029)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(293,265)	(303,352)
Capital Share Transactions
Investor Shares	102,733	(206,915)
Admiral Shares	661,795	(345,536)
Net Increase (Decrease) from Capital Share Transactions	764,528	(552,451)
Total Increase (Decrease)	1,163,768	(1,020,729)
Net Assets
Beginning of Period	6,928,270	7,948,999
End of Period	8,092,038	6,928,270

1 Interest income from an affiliated company of the fund was $72,000.
See accompanying Notes, which are an integral part of the Financial Statements.

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High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.63	$11.29	$10.53	$10.67	$10.26
Investment Operations
Net Investment Income	.430	. 428	. 425.465		.470
Net Realized and Unrealized Gain (Loss)
on Investments	.600	(. 660)	.760	(.140)	.410
Total from Investment Operations	1.030	(. 232)	1.185	. 325.880
Distributions
Dividends from Net Investment Income	(. 430)	(. 428)	(. 425)	(. 465)	(.470)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 430)	(. 428)	(. 425)	(. 465)	(.470)
Net Asset Value, End of Period	$11.23	$10.63	$11.29	$10.53	$10.67

Total Return[1]	9.87%	–2.11%	11.43%	3.26%	8.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,484	$1,307	$1,609	$1,339	$1,861
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.94%	3.88%	3.86%	4.54%	4.49%
Portfolio Turnover Rate	28%	29%	20%	19%	19%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.63	$11.29	$10.53	$10.67	$10.26
Investment Operations
Net Investment Income	.438	.436	.434	.473	.479
Net Realized and Unrealized Gain (Loss)
on Investments	.600	(. 660)	.760	(.140)	.410
Total from Investment Operations	1.038	(. 224)	1.194	.333	.889
Distributions
Dividends from Net Investment Income	(. 438)	(. 436)	(. 434)	(.473)	(.479)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 438)	(. 436)	(. 434)	(.473)	(.479)
Net Asset Value, End of Period	$11.23	$10.63	$11.29	$10.53	$10.67

Total Return	9.96%	–2.04%	11.52%	3.34%	8.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,608	$5,621	$6,340	$4,813	$5,230
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.02%	3.96%	3.94%	4.62%	4.57%
Portfolio Turnover Rate	28%	29%	20%	19%	19%

See accompanying Notes, which are an integral part of the Financial Statements.

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High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

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High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $795,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,899,033	—
Temporary Cash Investments	122,358	—	—
Total	122,358	7,899,033	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $9,077,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $107,611,000 to offset future net capital gains of $62,789,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019.

At October 31, 2014, the cost of investment securities for tax purposes was $7,541,451,000. Net unrealized appreciation of investment securities for tax purposes was $479,940,000, consisting of unrealized gains of $508,094,000 on securities that had risen in value since their purchase and $28,154,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2014, the fund purchased $2,311,457,000 of investment securities and sold $1,896,991,000 of investment securities, other than temporary cash investments.

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High-Yield Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
	Year Ended October 31,
	2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	477,380	43,698	489,396	43,791
Issued in Lieu of Cash Distributions	43,835	4,007	47,720	4,336
Redeemed	(418,482)	(38,466)	(744,031)	(67,813)
Net Increase (Decrease) —Investor Shares	102,733	9,239	(206,915)	(19,686)
Admiral Shares
Issued	1,571,428	143,680	1,588,643	143,071
Issued in Lieu of Cash Distributions	157,956	14,438	163,489	14,861
Redeemed	(1,067,589)	(98,508)	(2,097,668)	(191,076)
Net Increase (Decrease) —Admiral Shares	661,795	59,610	(345,536)	(33,144)

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund: In our opinion, the statement of net assets appearing herein and the accompanying statements of net assets appearing in the insert to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (constituting separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 11, 2014

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Special 2014 tax information (unaudited) for Vanguard Tax-Exempt Money Market Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2014 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2014 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2014 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2014 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,503,000 as capital gain dividends (from net long-term capital gains)
to shareholders during the fiscal year.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2014 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2014	10/31/2014	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.05	$0.40
Short-Term
Investor Shares	$1,000.00	$1,002.86	$1.01
Admiral Shares	1,000.00	1,003.26	0.61
Limited-Term
Investor Shares	$1,000.00	$1,009.78	$1.01
Admiral Shares	1,000.00	1,010.18	0.61
Intermediate-Term
Investor Shares	$1,000.00	$1,028.20	$1.02
Admiral Shares	1,000.00	1,028.61	0.61
Long-Term
Investor Shares	$1,000.00	$1,042.22	$1.03
Admiral Shares	1,000.00	1,042.64	0.62
High-Yield
Investor Shares	$1,000.00	$1,043.16	$1.03
Admiral Shares	1,000.00	1,043.58	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.80	$0.41
Short-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Limited-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Intermediate-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Long-Term
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
High-Yield
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.08%; for the
Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term
Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund,
0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

77

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

78

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	products); Director of Skytop Lodge Corporation	Peter F. Volanakis
	(hotels), the University Medical Center at Princeton,	Born 1955. Trustee Since July 2009. Principal
F. William McNabb III	the Robert Wood Johnson Foundation, and the Center	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	for Talent Innovation; Member of the Advisory Board	and Chief Operating Officer (retired 2010) of Corning
Board. Principal Occupation(s) During the Past Five	of the Maxwell School of Citizenship and Public	Incorporated (communications equipment); Trustee of
Years: Chairman of the Board of The Vanguard Group,	Affairs at Syracuse University.	Colby-Sawyer College; Member of the Advisory Board
Inc., and of each of the investment companies served		of the Norris Cotton Cancer Center and of the Advisory
by The Vanguard Group, since January 2010; Director	F. Joseph Loughrey	Board of the Parthenon Group (strategy consulting).
of The Vanguard Group since 2008; Chief Executive	Born 1949. Trustee Since October 2009. Principal
Officer and President of The Vanguard Group, and of	Occupation(s) During the Past Five Years: President	Executive Officers
each of the investment companies served by The	and Chief Operating Officer (retired 2009) of Cummins
Vanguard Group, since 2008; Director of Vanguard	Inc. (industrial machinery); Chairman of the Board of	Glenn Booraem
Marketing Corporation; Managing Director of The	Hillenbrand, Inc. (specialized consumer services), and	Born 1967. Controller Since July 2010. Principal
Vanguard Group (1995–2008).	of Oxfam America; Director of SKF AB (industrial	Occupation(s) During the Past Five Years: Principal
	machinery), Hyster-Yale Materials Handling, Inc.	of The Vanguard Group, Inc.; Controller of each of
Independent Trustees	(forklift trucks), the Lumina Foundation for Education,	the investment companies served by The Vanguard
	and the V Foundation for Cancer Research; Member	Group; Assistant Controller of each of the investment
Emerson U. Fullwood	of the Advisory Council for the College of Arts and	companies served by The Vanguard Group
Born 1948. Trustee Since January 2008. Principal	Letters and of the Advisory Board to the Kellogg	(2001–2010).
Occupation(s) During the Past Five Years: Executive	Institute for International Studies, both at the
Chief Staff and Marketing Officer for North America	University of Notre Dame.	Thomas J. Higgins
and Corporate Vice President (retired 2008) of Xerox		Born 1957. Chief Financial Officer Since September
Corporation (document management products and	Mark Loughridge	2008. Principal Occupation(s) During the Past Five
services); Executive in Residence and 2009–2010	Born 1953. Trustee Since March 2012. Principal	Years: Principal of The Vanguard Group, Inc.; Chief
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Senior	Financial Officer of each of the investment companies
Institute of Technology; Director of SPX Corporation	Vice President and Chief Financial Officer (retired	served by The Vanguard Group; Treasurer of each of
(multi-industry manufacturing), the United Way of	2013) at IBM (information technology services);	the investment companies served by The Vanguard
Rochester, Amerigroup Corporation (managed health	Fiduciary Member of IBM’s Retirement Plan	Group (1998–2008).
care), the University of Rochester Medical Center,	Committee (2004–2013); Member of the Council
Monroe Community College Foundation, and North	on Chicago Booth.	Kathryn J. Hyatt
Carolina A&T University.		Born 1955. Treasurer Since November 2008.
	Scott C. Malpass	Principal Occupation(s) During the Past Five Years:
Rajiv L. Gupta	Born 1962. Trustee Since March 2012. Principal	Principal of The Vanguard Group, Inc.; Treasurer of
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: Chief	each of the investment companies served by The
Principal Occupation(s) During the Past Five Years:	Investment Officer and Vice President at the	Vanguard Group; Assistant Treasurer of each of
Chairman and Chief Executive Officer (retired 2009)	University of Notre Dame; Assistant Professor	the investment companies served by The Vanguard
and President (2006–2008) of Rohm and Haas Co.	of Finance at the Mendoza College of Business at	Group (1988–2008).
(chemicals); Director of Tyco International, Ltd.	Notre Dame; Member of the Notre Dame 403(b)
(diversified manufacturing and services), Hewlett-	Investment Committee; Board Member of TIFF	Heidi Stam
Packard Co. (electronic computer manufacturing),	Advisory Services, Inc. (investment advisor);	Born 1956. Secretary Since July 2005. Principal
and Delphi Automotive LLP (automotive components);	Member of the Investment Advisory Committees	Occupation(s) During the Past Five Years: Managing
Senior Advisor at New Mountain Capital.	of the Financial Industry Regulatory Authority	Director of The Vanguard Group, Inc.; General Counsel
	(FINRA) and of Major League Baseball.	of The Vanguard Group; Secretary of The Vanguard
Amy Gutmann		Group and of each of the investment companies
Born 1949. Trustee Since June 2006. Principal	André F. Perold	served by The Vanguard Group; Director and Senior
Occupation(s) During the Past Five Years: President of	Born 1952. Trustee Since December 2004. Principal	Vice President of Vanguard Marketing Corporation.
the University of Pennsylvania; Christopher H. Browne	Occupation(s) During the Past Five Years: George
Distinguished Professor of Political Science, School of	Gund Professor of Finance and Banking, Emeritus	Vanguard Senior Management Team
Arts and Sciences, and Professor of Communication,	at the Harvard Business School (retired 2011);	Mortimer J. Buckley	Chris D. McIsaac
Annenberg School for Communication, with secondary	Chief Investment Officer and Managing Partner of	Kathleen C. Gubanich	Michael S. Miller
faculty appointments in the Department of Philosophy,	HighVista Strategies LLC (private investment firm);	Paul A. Heller	James M. Norris
School of Arts and Sciences, and at the Graduate	Director of Rand Merchant Bank; Overseer of the	Martha G. King	Glenn W. Reed
School of Education, University of Pennsylvania;	Museum of Fine Arts Boston.	John T. Marcante
Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of	Alfred M. Rankin, Jr.	Chairman Emeritus and Senior Advisor
Bioethical Issues.	Born 1941. Trustee Since January 1993. Principal
	Occupation(s) During the Past Five Years: Chairman,	John J. Brennan
JoAnn Heffernan Heisen	President, and Chief Executive Officer of NACCO	Chairman, 1996–2009
Born 1950. Trustee Since July 1998. Principal	Industries, Inc. (housewares/lignite), and of Hyster-	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Corporate	Yale Materials Handling, Inc. (forklift trucks); Chairman
Vice President and Chief Global Diversity Officer	of the Board of University Hospitals of Cleveland.	Founder
(retired 2008) and Member of the Executive		John C. Bogle
Committee (1997–2008) of Johnson & Johnson		Chairman and Chief Executive Officer, 1974–1996
(pharmaceuticals/medical devices/consumer

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
Who Are Deaf or Hard of Hearing > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122014

Vanguard® Municipal Bond Funds

Statement of Net Assets
As of October 31, 2014

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	30
Intermediate-Term Tax-Exempt Fund	74
Long-Term Tax-Exempt Fund	143
High-Yield Tax-Exempt Fund	164
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
Alabama (0.7%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.090%	11/7/14		12,360	12,360
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/16		4,560	4,630
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.060%	11/7/14		12,750	12,750
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.500%	11/15/14		27,940	27,940
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.450%	12/1/14		9,200	9,200
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.450%	2/1/15		11,000	11,000
Jefferson County AL Sewer Revenue	5.000%	10/1/15		600	621
Jefferson County AL Sewer Revenue	5.000%	10/1/16		1,000	1,069
Jefferson County AL Sewer Revenue	5.000%	10/1/17		1,625	1,774
Jefferson County AL Sewer Revenue	5.000%	10/1/18		1,500	1,666
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15		1,715	1,732
					84,742
Alaska (0.6%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.040%	11/7/14		46,755	46,755
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15		3,000	3,061
Matanuska-Susitna Borough AK GO	4.000%	3/1/15		1,000	1,013
Matanuska-Susitna Borough AK GO	5.000%	3/1/18		3,775	4,291
North Slope Borough AK	4.000%	6/30/17		9,000	9,818
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		10,000	10,543
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		2,000	2,109
					77,590
Arizona (0.9%)
Arizona COP	2.000%	10/1/15		400	406
Arizona COP	4.000%	10/1/15		1,700	1,756
Arizona COP	3.000%	10/1/16		315	328
Arizona COP	5.000%	10/1/16		750	811
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	3.000%	2/1/16		1,200	1,235
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17		2,000	2,137
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18		1,000	1,121
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16		5,000	5,270
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.050%	11/7/14	LOC	3,885	3,885
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.900%	2/5/20		12,500	12,700
Arizona School Facilities Board COP	4.000%	9/1/15		3,750	3,869
Arizona School Facilities Board COP	4.000%	9/1/16		3,125	3,325
Arizona School Facilities Board COP	5.000%	9/1/17		1,800	2,014

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Arizona School Facilities Board COP	5.000%	9/1/18		1,500	1,715
	Maricopa County AZ Unified School District GO	2.000%	7/1/15		6,250	6,328
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19		3,750	4,229
1	Mesa AZ Utility System Revenue TOB VRDO	0.060%	11/7/14	(4)	8,250	8,250
1	Mesa AZ Utility System Revenue TOB VRDO	0.060%	11/7/14	(4)	7,500	7,500
1	Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.100%	11/7/14		8,990	8,990
1	Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.150%	11/7/14		4,000	4,000
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/15		4,250	4,387
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16		2,325	2,503
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17		4,250	4,749
	Phoenix AZ GO	4.000%	7/1/16		5,360	5,686
	Pima County AZ Sewer Revenue	5.000%	7/1/15		1,250	1,290
	Pima County AZ Sewer Revenue	5.000%	7/1/16		2,000	2,153
	Pima County AZ Sewer Revenue	4.000%	7/1/17		2,000	2,182
1	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.060%	11/7/14		13,940	13,940
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
	(Northern Arizona Healthcare System)	5.000%	10/1/15		1,750	1,825
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
	(Northern Arizona Healthcare System)	5.000%	10/1/16		2,120	2,303
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19		1,000	1,144
						122,031
California (9.8%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.958%	8/1/17		29,500	29,839
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17		7,000	7,091
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17		10,040	10,170
	Bay Area Toll Authority California Toll Bridge Revenue PUT	1.500%	4/2/18		13,500	13,680
	Bay Area Toll Authority California Toll Bridge Revenue PUT	1.875%	4/1/19		7,550	7,742
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project AB)	4.000%	8/1/15		2,825	2,906
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project AB)	4.000%	8/1/16		1,200	1,275
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project AB)	5.000%	8/1/17		1,150	1,285
	California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/15		500	510
	California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/16		500	525
	California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/17		575	616
	California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18		1,000	1,088
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/15		13,750	14,085
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		14,560	15,587
[2,3]	California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.000%	12/1/17		29,750	29,755
	California GO	4.000%	11/1/14		2,650	2,650
	California GO	5.000%	11/1/15		1,600	1,677
	California GO	5.000%	9/1/16		8,000	8,681
	California GO	5.000%	9/1/16		1,465	1,590
	California GO	5.000%	10/1/16		12,070	13,142
	California GO	5.000%	9/1/17		4,250	4,769
	California GO	5.000%	10/1/17		35,000	39,380
	California GO	5.000%	4/1/18		20,385	23,239
2	California GO PUT	0.730%	5/1/15		25,855	25,903
2	California GO PUT	0.600%	12/1/16		39,650	39,838
	California GO PUT	4.000%	12/1/16		27,465	29,020
2	California GO PUT	0.810%	12/1/17		14,250	14,382
2	California GO PUT	0.939%	12/3/18		6,500	6,601
1	California GO TOB VRDO	0.140%	11/7/14	LOC	31,610	31,610
1	California GO TOB VRDO	0.190%	11/7/14	(4)	10,000	10,000
1	California GO TOB VRDO	0.250%	11/7/14	(4)	15,925	15,925
	California GO VRDO	0.040%	11/7/14	LOC	13,700	13,700
	California GO VRDO	0.050%	11/7/14	LOC	8,900	8,900
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15		2,000	2,077
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16		3,000	3,249
2	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	1.850%	7/1/17		8,825	8,891
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/16		1,005	1,099
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/15		940	982
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16		1,500	1,634
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17		1,000	1,128
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/17/17		9,000	10,172
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/15		1,000	1,039
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.060%	11/7/14		15,495	15,495
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.060%	11/7/14		20,885	20,885
	California Housing Finance Agency Multifamily Housing Revenue	0.850%	8/1/16		750	751
2	California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	1.858%	8/1/18		20,000	20,626

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.350%	4/1/15		6,400	6,401
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/3/17		2,900	2,900
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/3/17		22,500	22,502
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16		1,000	1,052
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/17		1,100	1,189
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/14		1,480	1,480
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/15		1,450	1,504
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/16		1,610	1,714
2 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.150%	11/1/16		5,000	5,013
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15		2,120	2,169
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.300%	1/2/15		11,500	11,500
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	1/1/15	(2)	3,900	3,931
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/15		1,250	1,285
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/16		7,160	7,688
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17		8,205	9,120
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17		5,000	5,558
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18		2,500	2,857
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18		10,650	12,171
California Public Works Board Lease Revenue (Department of Public Health)	3.000%	11/1/14		2,000	2,000
California Public Works Board Lease Revenue (Department of Public Health)	4.000%	11/1/15		2,500	2,595
California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17		5,000	5,431
California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18		5,000	5,540
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16		1,500	1,644
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14		4,000	4,000
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15		3,000	3,105
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/16		3,415	3,642
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16		3,070	3,284
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17		2,710	2,996
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18		1,000	1,137
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.350%	11/7/14	(4)	20,650	20,650
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.390%	11/7/14	(4)	8,900	8,900
1 California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital) TOB VRDO	0.280%	11/7/14	LOC	25,000	25,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17		5,000	5,564
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17		5,285	5,881
1 California Statewide Communities Development Authority Revenue
(Kaiser Permanente) TOB VRDO	0.200%	11/7/14		6,050	6,050
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.030%	11/7/14		29,770	29,770
1 California Statewide Communities Development Authority Revenue
(St. Joseph Health System) TOB VRDO	0.220%	11/7/14	(4)	17,832	17,832
California Statewide Communities Development Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20		1,165	1,195
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18		4,700	4,731
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/16		1,220	1,312
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17		585	647
2 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.472%	12/15/15		23,750	23,792
1 Desert CA Community College District GO TOB VRDO	0.070%	11/7/14		14,340	14,340
2 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.370%	7/8/15		1,415	1,414
El Dorado CA Irrigation District Revenue	4.000%	3/1/17	(4)	1,500	1,619
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18		17,765	19,438
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	3.000%	12/1/15	(4)	2,350	2,419
1 Golden State Tobacco Securitization Corp. California TOB VRDO	0.220%	11/7/14	(12)LOC	14,500	14,500
Irvine CA Reassessment District No. 13-1 Improvement Revenue	2.000%	9/2/15		1,560	1,575
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/16		1,065	1,122
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/16		425	450
Jurupa CA Public Financing Authority Special Tax Revenue	3.500%	9/1/17		425	454
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18		380	417
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19		460	529
La Quinta CA Redevelopment Agency Tax Allocation Revenue	3.000%	9/1/15		1,705	1,744
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/16		1,600	1,699
La Verne CA (Brethren Hillcrest Homes) COP	2.000%	5/15/15		465	468
La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17		575	596
La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18		235	253
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18		1,185	1,333
Long Beach CA Harbor Revenue	5.000%	11/15/18		32,500	37,784
Los Angeles CA Department of Water & Power Revenue	4.000%	1/1/16		9,100	9,419

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16		9,800	10,233
Los Angeles CA GO	5.000%	9/1/18		12,900	14,948
Los Angeles CA Unified School District GO	5.000%	7/1/18		23,335	26,842
Los Angeles CA Unified School District GO	5.000%	7/1/18		73,395	84,425
Los Angeles CA Unified School District GO	5.000%	7/1/18		9,830	11,307
1 Los Angeles CA Unified School District GO TOB VRDO	0.060%	11/7/14		6,700	6,700
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18		12,750	14,721
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15		10,850	11,242
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16		3,450	3,730
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	4.000%	9/1/15		1,000	1,030
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/17		3,815	4,242
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18		1,000	1,137
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20		1,665	1,693
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20		925	944
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.060%	11/7/14		24,125	24,125
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15		1,000	1,033
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16		3,100	3,347
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17		1,055	1,181
Monterey Peninsula CA Unified School District BAN	2.500%	11/1/15		4,250	4,346
Northern California Gas Authority No. 1 Revenue	0.788%	7/1/19		12,800	12,600
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16		2,100	2,267
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17		3,500	3,897
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18		1,550	1,766
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19		1,500	1,742
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	4.000%	8/1/16		1,325	1,403
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/16		2,500	2,637
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/16		3,400	3,640
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17		2,000	2,166
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17		3,705	4,106
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18		500	575
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/15		1,500	1,518
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/15		2,635	2,736
San Bernardino CA City Unified School District GO	4.000%	8/1/16		1,250	1,328
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15		2,965	3,066
San Diego CA Unified School District GO	0.500%	7/1/15		13,100	13,127
San Diego CA Unified School District GO	0.500%	7/1/15		3,500	3,507
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.050%	11/7/14		4,000	4,000
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	(4)	5,000	5,123
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15		4,535	4,646
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16		21,100	22,607
3 San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/16		6,000	6,320
3 San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/17		1,500	1,636
1 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.100%	11/7/14		1,400	1,400
1 San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center) TOB VRDO	0.120%	11/7/14		6,275	6,275
					1,254,808
Colorado (1.9%)
Broomfield CO City & County COP	5.000%	12/1/15		5,790	6,080
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	4.000%	4/1/15		1,100	1,117
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/16		1,000	1,060
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14		1,400	1,402
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	4.000%	11/12/15		3,400	3,528
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/7/14		10,000	10,000
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/14		1,320	1,324
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/15		1,050	1,090
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16		1,000	1,046
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17		1,580	1,717
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18		8,460	8,530
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15		1,945	1,961
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15		3,500	3,528
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.060%	11/7/14		7,595	7,595
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.050%	11/7/14		30,900	30,900
Colorado Springs CO Utility System Revenue VRDO	0.050%	11/7/14		11,190	11,190
Denver CO City & County Airport Revenue	0.460%	11/4/14	(12)	21,675	21,675
Denver CO City & County Airport Revenue	0.600%	11/5/14	(12)	26,600	26,600
Denver CO City & County Airport Revenue	0.600%	11/6/14	(12)	26,925	26,925
Denver CO City & County Airport Revenue	0.340%	11/7/14	(12)	21,050	21,050
2 E-470 Public Highway Authority Colorado Revenue PUT	1.230%	8/31/17		7,500	7,508

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
2 E-470 Public Highway Authority Colorado Revenue PUT	1.800%	9/1/17	(14)	7,000	7,051
Regional Transportation District of Colorado COP	5.000%	6/1/15		2,330	2,396
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14		5,250	5,250
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16	(Prere.)	14,230	15,533
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16	(Prere.)	11,280	12,313
1 University of Colorado Enterprise System Revenue TOB VRDO	0.180%	11/7/14	LOC	7,820	7,820
					246,189
Connecticut (3.6%)
Connecticut GO	5.000%	1/1/15		3,400	3,428
2 Connecticut GO	0.450%	4/15/15		6,395	6,405
2 Connecticut GO	0.550%	5/15/15		36,400	36,472
Connecticut GO	4.000%	8/15/15		2,000	2,061
Connecticut GO	3.000%	12/15/15		8,375	8,639
Connecticut GO	5.000%	12/15/15		39,310	41,431
2 Connecticut GO	0.580%	4/15/16		5,000	5,024
2 Connecticut GO	0.700%	5/15/16		22,350	22,502
2 Connecticut GO	0.700%	5/15/16		8,300	8,357
Connecticut GO	4.000%	6/15/16		46,570	49,308
Connecticut GO	0.290%	7/1/16		7,000	7,000
Connecticut GO	5.000%	7/15/16		10,000	10,785
2 Connecticut GO	0.480%	9/15/16		3,000	3,015
Connecticut GO	5.000%	11/1/16		7,000	7,635
Connecticut GO	5.000%	12/1/16		5,000	5,471
Connecticut GO	5.000%	12/15/16		37,470	41,057
Connecticut GO	0.330%	1/1/17		12,740	12,740
2 Connecticut GO	0.360%	3/1/17		3,000	2,999
2 Connecticut GO	0.390%	3/1/17		7,415	7,423
2 Connecticut GO	0.730%	4/15/17		4,000	4,033
2 Connecticut GO	0.820%	5/15/17		3,120	3,155
Connecticut GO	0.330%	7/1/17		15,825	15,825
Connecticut GO	5.000%	7/15/17		5,000	5,589
2 Connecticut GO	0.570%	9/15/17		1,750	1,761
Connecticut GO	0.330%	10/31/17		13,310	13,310
2 Connecticut GO	0.930%	4/15/18		2,250	2,281
2 Connecticut GO	0.820%	9/15/18		4,000	4,052
2 Connecticut GO	1.150%	5/15/19		5,000	5,112
2 Connecticut GO	0.970%	9/15/19		1,000	1,020
2 Connecticut GO PUT	0.700%	9/15/17		10,215	10,313
2 Connecticut GO PUT	1.400%	3/1/18		17,500	17,571
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15		20,810	21,091
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17		40,000	40,217
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/15		1,000	1,049
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16		2,000	2,118
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/16		4,150	4,517
New Britain CT BAN	2.000%	3/26/15		11,000	11,055
University of Connecticut GO	5.000%	2/15/16		1,855	1,967
University of Connecticut GO	5.000%	2/15/16		7,865	8,338
					456,126
Delaware (0.1%)
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16		2,300	2,480
University of Delaware Revenue PUT	0.700%	5/1/16		8,750	8,787
					11,267
District of Columbia (0.2%)
District of Columbia Revenue (Washington Drama Society) VRDO	0.060%	11/7/14	LOC	13,140	13,140
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.530%	12/1/14	(Prere.)	7,390	7,390
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.630%	6/1/16		6,000	6,014
					26,544
Florida (6.1%)
Broward County FL Airport System Revenue	5.000%	10/1/17		1,050	1,178
Broward County FL Airport System Revenue	5.000%	10/1/18		700	804
Broward County FL School Board COP	4.000%	7/1/15		1,000	1,025
Broward County FL School Board COP	5.000%	7/1/16		2,000	2,148
Broward County FL School Board COP	5.000%	7/1/17		5,000	5,557
Broward County FL School Board COP	5.000%	7/1/18		4,415	5,010
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		30,000	30,838
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		15,000	15,419
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		16,545	17,718
2 Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	1.300%	6/1/15		4,100	4,121

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Citizens Property Insurance Corp. Florida Revenue
	(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18		36,700	41,567
	Citizens Property Insurance Corp. Florida Revenue
	(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19		6,700	7,738
	Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16		3,000	3,052
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15		5,835	5,860
3	Florida Board of Education GO	5.000%	1/1/16		57,340	60,518
3	Florida Board of Education GO	5.000%	1/1/17		38,245	42,001
	Florida Board of Education Lottery Revenue	5.000%	7/1/15		12,045	12,435
	Florida Board of Education Lottery Revenue	5.000%	7/1/16		16,710	17,991
	Florida Board of Education Lottery Revenue	5.000%	7/1/16		11,655	12,549
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		5,540	5,698
	Florida Department of Transportation GO	5.000%	7/1/16		9,405	10,136
1	Florida Education System University System Improvement Revenue TOB VRDO	0.070%	11/7/14		9,980	9,980
	Florida GO	4.000%	7/1/15		1,000	1,026
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	(ETM)	21,695	22,396
	Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/16		1,350	1,462
	Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17		1,650	1,798
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.080%	11/7/14		5,000	5,000
	Halifax Hospital Medical Center Florida Hospital Revenue	5.250%	6/1/19		2,375	2,499
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14		2,000	2,004
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.125%	11/15/17		2,075	2,266
1	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.060%	11/7/14		15,730	15,730
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15	(4)	2,000	2,096
	Hillsborough County FL Industrial Development Authority Hospital Revenue
	(Tampa General Hospital Project)	4.000%	10/1/15		375	388
	Hillsborough County FL School Board COP	5.000%	7/1/15		1,170	1,207
	Jacksonville FL Capital Project Revenue VRDO	0.070%	11/7/14	LOC	28,900	28,900
	Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	11/7/14		8,100	8,100
	Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	11/7/14		7,115	7,115
	Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/17		1,500	1,644
	Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.050%	11/7/14		41,390	41,390
	Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.060%	11/7/14		12,300	12,300
	Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15		2,000	2,065
2	Lakeland FL Energy System Revenue	0.800%	10/1/17		10,000	10,046
	Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15		850	878
	Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16		1,000	1,062
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17		1,220	1,361
	Lee County FL School Board COP	5.000%	8/1/17		4,000	4,467
	Lee County FL School Board COP	5.000%	8/1/18		3,530	4,045
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	3.000%	11/15/14		600	601
1	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	6.750%	11/15/14	(Prere.)	1,500	1,503
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17		1,965	2,099
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18		1,125	1,208
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	0.060%	11/7/14		9,995	9,995
1	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.150%	11/7/14		10,140	10,140
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/17		400	440
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18		505	549
	Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project) PUT	2.250%	11/3/14		6,250	6,250
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.490%	11/6/14	LOC	15,760	15,760
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.490%	11/6/14	LOC	15,760	15,760
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.530%	11/6/14	LOC	12,690	12,690
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.510%	12/11/14	LOC	27,245	27,245
1	Miami-Dade County FL School Board COP TOB VRDO	0.150%	11/7/14	(12)	26,000	26,000
	Miami-Dade County FL Seaport Revenue VRDO	0.050%	11/7/14	LOC	3,900	3,900
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.070%	11/7/14	(12)	7,450	7,450
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.070%	11/7/14	(4)	32,570	32,570
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.090%	11/7/14	(4)	7,935	7,935
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.150%	11/7/14	(4)	14,000	14,000
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.240%	11/7/14		17,990	17,990
	Okeechobee County FL Solid Waste Disposal Revenue
	(Waste Management Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16		2,520	2,598
	Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15		500	503
	Orange County FL School Board COP	5.000%	8/1/15		2,700	2,797
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	2.000%	12/1/14		5,185	5,192
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/15		2,180	2,236
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/16		1,000	1,043

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/17		1,000	1,052
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18		750	819
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17		2,095	2,231
Palm Beach County FL School Board COP PUT	5.000%	8/1/16		8,000	8,623
1 Palm Beach County FL School Board COP TOB VRDO	0.090%	11/7/14		2,200	2,200
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.060%	11/7/14		2,215	2,215
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/17		785	877
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.060%	11/7/14		7,500	7,500
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.100%	11/7/14		6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15	(4)	5,240	5,474
1 Tallahassee FL Energy System Revenue TOB VRDO	0.090%	11/7/14		11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16		5,500	5,982
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/15		850	868
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/16		1,000	1,042
Tampa FL Hospital Revenue	4.000%	7/1/15		400	408
Tampa FL Hospital Revenue	5.000%	7/1/16		700	747
Tampa FL Hospital Revenue	4.000%	7/1/17		1,525	1,634
					782,314
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15		2,440	2,460
Atlanta GA Airport Revenue	4.000%	1/1/15		500	503
Atlanta GA Airport Revenue	5.000%	1/1/16		1,000	1,055
Atlanta GA Airport Revenue	5.000%	1/1/16		6,500	6,856
Atlanta GA Airport Revenue	5.000%	1/1/18		500	565
1 Atlanta GA Airport Revenue TOB VRDO	0.250%	11/7/14	(4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.603%	11/1/18		56,750	58,299
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.150%	11/7/14		10,000	10,000
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.375%	8/10/17		8,000	8,220
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15		5,500	5,522
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15		8,500	8,534
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16		10,000	10,109
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.375%	4/4/17		2,275	2,288
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17		10,000	10,186
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18		5,250	5,324
Carroll County GA School District GO	4.000%	4/1/15		3,000	3,048
Cobb County GA Kennestone Hospital Authority Revenue	3.000%	4/1/15		350	354
Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/16		1,050	1,103
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/15		750	772
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/16		1,370	1,456
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17		1,500	1,675
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15		1,000	1,035
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17		500	562
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17		1,000	1,124
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18		800	922
Floyd County GA Development Authority Revenue
(Georgia Power Co. Plant Hammond Project) PUT	0.850%	11/19/15		5,000	5,018
Georgia GO	4.750%	11/1/15		8,035	8,403
Georgia GO	5.000%	2/1/16		21,995	23,297
Georgia GO	5.000%	4/1/16		8,155	8,698
Georgia GO	5.000%	7/1/16		1,195	1,233
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/15		1,500	1,512
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/16		1,250	1,319
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17		1,825	2,001
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18		1,825	2,065
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18		1,400	1,584
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16		6,700	7,122
Henry County GA School District GO	4.000%	12/1/14		2,500	2,508
Henry County GA School District GO	4.000%	12/1/15		4,000	4,165
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15		6,745	6,847
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15		14,550	14,771
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16		5,220	5,497
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17		250	269

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	0.220%	7/1/16		1,800	1,800
2	Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.330%	7/1/17		14,000	14,001
2	Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.350%	7/1/17		17,500	17,502
	Monroe County GA Development Authority Pollution Control Revenue
	(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19		2,000	2,057
	Municipal Electric Authority Georgia Revenue	5.000%	4/1/18		3,565	4,063
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16		1,325	1,447
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17		1,700	1,918
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15		2,000	2,016
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16		3,000	3,167
						296,252
Hawaii (0.5%)
	Hawaii GO	5.000%	2/1/15		3,600	3,644
	Hawaii GO	5.000%	8/1/15		10,000	10,365
	Hawaii GO	5.000%	2/1/16		4,000	4,237
	Hawaii GO	5.000%	7/1/16	(2)	23,095	23,829
	Hawaii Housing Finance & Development Corp. Multifamily Housing Revenue (Halekauwila Place)	0.700%	12/1/15		6,000	6,002
	Honolulu HI City & County GO	5.000%	7/1/15	(14)	4,000	4,130
	Honolulu HI City & County GO	5.000%	11/1/16		7,165	7,825
						60,032
Idaho (0.3%)
	Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.050%	11/7/14		4,735	4,735
	Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15		31,375	32,565
						37,300
Illinois (6.0%)
	Chicago IL Board of Education GO	5.000%	12/1/15	(14)	6,375	6,400
	Chicago IL Board of Education GO	5.000%	12/1/15		2,000	2,095
	Chicago IL Board of Education GO	5.000%	12/1/16		2,855	3,074
	Chicago IL Board of Education GO	5.000%	12/1/17	(4)	3,000	3,310
2	Chicago IL Board of Education GO PUT	1.000%	3/1/16		10,000	9,977
2	Chicago IL Board of Education GO PUT	0.686%	6/2/16		25,750	25,424
[1,2]	Chicago IL Board of Education GO TOB PUT	0.580%	11/20/14	LOC	76,500	76,500
1	Chicago IL Board of Education GO TOB VRDO	0.310%	11/7/14	(4)	6,520	6,520
	Chicago IL GO	5.000%	1/1/15	(ETM)	2,715	2,737
	Chicago IL GO	6.250%	1/1/15	(ETM)	2,500	2,525
1	Chicago IL GO TOB VRDO	0.310%	11/7/14		15,180	15,180
	Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	(Prere.)	10,925	11,013
	Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15		1,000	1,006
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16		3,000	3,163
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17	(14)	4,540	4,992
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.140%	11/7/14	LOC	16,360	16,360
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.170%	11/7/14	(4)	2,500	2,500
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.200%	11/7/14	(4)	21,645	21,645
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.200%	11/7/14	(12)	27,185	27,185
1	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.160%	11/7/14		25,500	25,500
	Chicago IL Water Revenue	5.000%	11/1/18		675	768
1	Chicago IL Water Revenue TOB VRDO	0.220%	11/7/14		7,495	7,495
1	Chicago IL Water Revenue TOB VRDO	0.220%	11/7/14		5,245	5,245
	Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.050%	11/7/14	LOC	8,100	8,100
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15		3,925	3,943
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15		2,675	2,719
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		5,000	5,795
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.060%	11/7/14		9,000	9,000
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.050%	11/7/14		14,030	14,030
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15		3,000	3,048
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15		900	914
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/15		7,050	7,217
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17		4,500	4,986
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16		2,220	2,393
1	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.170%	11/7/14	(12)	12,680	12,680
	Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.040%	11/7/14	LOC	7,700	7,700
	Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.050%	11/7/14	LOC	38,900	38,900
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18		235	261
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/15		1,000	1,037
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/16		1,150	1,242
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17		2,000	2,233
	Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.050%	11/7/14	LOC	33,800	33,800
	Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15		2,555	2,606
	Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16		1,865	1,960
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15		1,500	1,556
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/15		500	522

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16		690	749
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.060%	11/7/14		2,960	2,960
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17		2,445	2,469
Illinois GO	5.000%	9/1/15		2,860	2,871
Illinois GO	5.000%	1/1/16		25,945	27,217
Illinois GO	5.000%	5/1/16		6,500	6,899
Illinois GO	4.000%	2/1/18		4,000	4,305
Illinois GO	5.000%	4/1/18		2,500	2,778
Illinois GO	5.000%	5/1/18		8,000	8,900
Illinois GO	5.000%	8/1/18		22,160	24,742
Illinois GO	4.000%	2/1/19		7,500	8,053
Illinois GO	5.000%	2/1/19		875	975
Illinois GO	5.000%	5/1/19		12,000	13,396
Illinois GO	5.000%	7/1/19		4,725	5,280
Illinois GO	5.000%	8/1/19		15,000	16,773
Illinois Regional Transportation Authority Revenue PUT	0.400%	9/1/15		25,000	25,000
Illinois Sales Tax Revenue	5.500%	6/15/15	(3)	1,500	1,550
Illinois Sales Tax Revenue	5.000%	6/15/16		10,000	10,746
Illinois Sales Tax Revenue	5.500%	6/15/16	(3)	1,140	1,233
Illinois Toll Highway Authority Revenue	5.000%	12/1/17		6,500	7,355
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.060%	11/7/14		15,995	15,995
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.060%	11/7/14		14,305	14,305
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.060%	11/7/14		7,750	7,750
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/14		1,500	1,507
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/14		7,250	7,294
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15		7,265	7,485
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/15		2,750	2,868
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15		3,000	3,162
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16		8,190	8,807
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17		18,250	19,980
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17		7,500	8,203
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18		10,475	11,446
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.060%	11/7/14		10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.160%	11/7/14	LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.160%	11/7/14	(14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15		7,000	7,182
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17		2,500	2,747
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18		1,875	2,112
					767,935
Indiana (0.7%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16		1,000	1,080
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14		1,415	1,415
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17		520	573
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	3/1/15		1,500	1,519
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/16		4,560	4,843
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	12/1/16		1,400	1,475
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17		4,350	4,800
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18		1,500	1,679
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17		500	537
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	3/1/15		250	253
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/16		500	526
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/17		1,000	1,085
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/16		7,630	8,082
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	4.000%	10/1/16		375	400
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/17		350	393
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18		410	471
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16		2,080	2,231
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15		15,305	15,732
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16		4,560	4,634
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16		2,700	2,914
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17		10,000	10,213
Indiana Municipal Power Agency Revenue	5.000%	1/1/16		800	844
Indiana Municipal Power Agency Revenue	5.000%	1/1/17		1,250	1,371
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18		5,500	5,533
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/15		3,190	3,207
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/15		3,255	3,322
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/16		3,320	3,430
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/16		3,385	3,537
					86,099

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Iowa (0.0%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18		3,525	3,940
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15		1,400	1,472
					5,412
Kansas (0.4%)
Burlington KS Environmental Improvement Revenue
(Kansas City Power & Light Co. Project) VRDO	0.050%	11/7/14	LOC	11,000	11,000
2 Kansas Department of Transportation Highway Revenue	0.292%	9/1/16		15,000	15,000
2 Kansas Department of Transportation Highway Revenue	0.342%	9/1/17		4,100	4,100
2 Kansas Department of Transportation Highway Revenue	0.422%	9/1/18		3,500	3,502
2 Kansas Department of Transportation Highway Revenue	0.502%	9/1/19		3,000	3,003
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/14		2,500	2,504
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/14	(ETM)	200	200
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	(ETM)	2,000	2,004
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	(ETM)	2,060	2,064
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15	(ETM)	355	371
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	(ETM)	750	820
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.000%	9/1/17		1,000	1,089
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19		500	584
					46,241
Kentucky (0.6%)
2 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	1.800%	2/1/17		11,675	11,733
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/17		1,500	1,679
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/16		950	1,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/17		510	552
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14		1,000	1,001
Kentucky Property & Building Commission Revenue	5.000%	8/1/15		3,675	3,808
Kentucky Property & Building Commission Revenue	5.000%	11/1/15		4,000	4,192
Kentucky Property & Building Commission Revenue	5.000%	8/1/16	(4)	5,000	5,172
Kentucky Property & Building Commission Revenue	5.000%	10/1/16	(2)	3,950	4,293
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	3.000%	7/1/17		250	263
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17		27,795	30,667
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17		2,500	2,818
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18		1,750	2,020
Russell KY Revenue (Bon Secours Health System)	4.000%	11/1/15		300	310
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/15		1,000	1,014
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/16		1,100	1,151
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/17		200	214
					71,887
Louisiana (1.0%)
2 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.606%	8/1/18		25,000	25,018
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.577%	5/1/17		44,500	44,608
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.577%	5/1/18		12,500	12,517
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.657%	5/1/18		5,100	5,130
Louisiana GO	5.000%	8/1/16		5,000	5,408
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15		1,500	1,536
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15		5,000	5,057
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17		4,125	4,158
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.170%	11/7/14	(4)	4,995	4,995
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15		2,250	2,291
New Orleans LA Sewage Service Revenue	4.000%	6/1/16		880	926
New Orleans LA Sewage Service Revenue	5.000%	6/1/17		1,000	1,102
New Orleans LA Water Revenue	5.000%	12/1/17		290	323
New Orleans LA Water Revenue	5.000%	12/1/18		500	568
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/17		1,730	1,883
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18		9,000	10,045
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19		2,500	2,840
					128,405

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maine (0.0%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.060%	11/7/14	LOC	4,975	4,975

Maryland (1.3%)
Anne Arundel County MD GO	5.000%	4/1/17		6,960	7,709
Anne Arundel County MD GO	5.000%	4/1/18		6,960	7,952
Baltimore County MD GO	4.000%	2/1/15		2,900	2,928
Maryland Department of Transportation Revenue	5.000%	6/1/16		2,010	2,159
Maryland GO	5.000%	3/15/15		1,430	1,456
Maryland GO	5.000%	8/1/15		1,455	1,508
Maryland GO	5.250%	8/15/15		4,250	4,421
Maryland GO	5.000%	8/1/16		27,680	29,928
Maryland GO	5.000%	8/1/16		5,000	5,406
Maryland GO	5.000%	8/1/16		4,500	4,865
Maryland GO	4.000%	8/15/16		9,570	10,193
Maryland GO	5.000%	8/1/18		15,285	17,639
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/15		1,045	1,065
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/16		425	443
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17		500	543
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18		1,000	1,154
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15		2,000	2,053
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.252%	11/15/16		2,000	2,020
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.932%	11/15/17		12,020	12,076
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.682%	5/15/18		5,300	5,297
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.702%	5/15/18		9,625	9,625
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	4.000%	7/1/15		1,000	1,023
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/16		5,000	5,345
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/17		5,000	5,511
Maryland Transportation Authority GAN	5.250%	3/1/16		1,100	1,173
Montgomery County MD GO	5.000%	11/1/15		2,725	2,857
Prince Georges County MD	5.000%	9/1/17		8,015	9,010
Prince Georges County MD GO	5.000%	9/15/15		1,100	1,146
Prince Georges County MD GO	5.000%	3/1/18		5,280	6,022
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/16		4,405	4,698
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19		1,065	1,078
					168,303
Massachusetts (3.4%)
Boston MA GO	5.000%	2/1/18		7,965	9,061
Boston MA GO	5.000%	8/1/18		4,045	4,668
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.150%	11/3/14		25,495	25,495
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.170%	11/7/14		30,043	30,043
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/15		7,500	7,561
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/15		500	515
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/16		1,205	1,297
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.600%	9/30/16		11,000	11,039
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	(Prere.)	23,980	24,785
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16		11,600	12,246
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.600%	1/30/18		8,935	8,932
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15		1,245	1,253
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/15		400	410
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17		2,260	2,433
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.330%	7/1/17		14,860	14,835
Massachusetts GO	5.000%	1/1/15		4,000	4,033
2 Massachusetts GO	0.450%	2/1/15		7,500	7,504
2 Massachusetts GO	0.710%	2/1/15		8,300	8,307
2 Massachusetts GO	0.500%	9/1/15		32,350	32,411
Massachusetts GO	5.000%	10/1/15		2,980	3,113
2 Massachusetts GO	0.170%	2/1/16		42,150	42,154
Massachusetts GO	5.000%	8/1/16		3,375	3,646
2 Massachusetts GO	0.390%	1/1/17		12,100	12,114
2 Massachusetts GO	0.410%	2/1/17		14,335	14,366
2 Massachusetts GO	0.480%	1/1/18		7,000	7,032

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.000%	11/3/14		10,028	10,028
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16		9,115	9,294
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17		2,000	2,001
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/19	(14)	500	518
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.250%	11/5/14	(4)	13,800	13,800
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.450%	11/7/14	(4)	12,000	12,000
1 Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
TOB VRDO	0.060%	11/7/14		13,100	13,100
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/15		1,425	1,462
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(4)	1,000	1,038
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	3,665	3,805
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	2,000	2,076
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	7,370	7,651
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15	(14)	6,000	6,230
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.050%	11/7/14	LOC	22,000	22,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.060%	11/7/14		3,605	3,605
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.190%	11/7/14	LOC	14,765	14,765
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.190%	11/7/14	(4)LOC	19,540	19,540
					432,166
Michigan (3.6%)
1 Detroit MI City School District GO TOB VRDO	0.570%	11/7/14		10,240	10,240
1 Detroit MI City School District GO TOB VRDO	0.570%	11/7/14		8,000	8,000
1 Detroit MI City School District GO TOB VRDO	0.890%	11/7/14		14,115	14,115
1 Detroit MI City School District GO TOB VRDO	0.890%	11/7/14		17,845	17,845
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/15		1,255	1,297
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/16		1,285	1,366
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17		620	671
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/14		1,000	1,002
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15		5,425	5,483
Livonia MI Public Schools School District GO	2.000%	5/1/15	(15)	285	287
Livonia MI Public Schools School District GO	4.000%	5/1/16	(15)	500	524
Livonia MI Public Schools School District GO	4.000%	5/1/17	(15)	1,000	1,073
Livonia MI Public Schools School District GO	5.000%	5/1/18	(15)	850	965
Michigan Building Authority Revenue	5.000%	10/15/15		10,000	10,451
Michigan Building Authority Revenue	5.000%	10/15/16		12,250	13,301
Michigan Finance Authority Revenue	4.000%	10/1/17		1,155	1,259
Michigan Finance Authority Revenue	5.000%	10/1/18		1,135	1,299
Michigan Finance Authority Revenue (Detroit School District)	2.850%	8/20/15		2,550	2,559
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15		6,310	6,356
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15		31,960	32,246
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15		3,160	3,183
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15		22,140	22,338
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16		890	942
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16		5,115	5,445
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16		4,000	4,258
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17		1,105	1,201
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	(14)	5,000	5,501
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17		5,000	5,468
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17		500	543
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18		1,000	1,107
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	(14)	6,000	6,740
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	(14)	5,500	6,178
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18		1,150	1,273
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	2,855	3,247
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	3,500	3,981
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/15		13,050	13,474
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18		6,425	7,280
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18		10,275	11,791
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19		22,000	25,514
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15		3,000	3,145
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.900%	3/16/15		16,000	16,035
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17		7,875	8,027
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18		14,000	14,479
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18		11,750	11,898
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14		1,500	1,502
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/15		1,395	1,434
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/16		1,500	1,608
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17		2,100	2,332
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.060%	11/7/14	LOC	6,620	6,620
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15		1,835	1,916

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15		3,185	3,326
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16		10,000	10,185
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/16		500	524
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/17		250	270
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18		500	551
Michigan Trunk Line Revenue	5.250%	11/1/15	(14)	5,000	5,254
Michigan Trunk Line Revenue	5.000%	11/15/16		5,000	5,467
Michigan Trunk Line Revenue	5.000%	11/15/17		13,500	15,259
Oakland University of Michigan Revenue VRDO	0.050%	11/7/14	LOC	19,260	19,260
3 Royal Oak City MI School District GO	5.000%	5/1/17		1,300	1,437
3 Royal Oak City MI School District GO	5.000%	5/1/18		1,000	1,136
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	8/1/15		2,500	2,587
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15		2,215	2,272
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.200%	11/7/14	(4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.600%	11/2/15		9,285	9,279
St. Johns MI Public Schools School District GO	5.000%	5/1/19		7,250	8,369
University of Michigan Revenue	4.000%	4/1/15		9,600	9,756
2 University of Michigan Revenue PUT	0.250%	4/1/15		1,060	1,060
University of Michigan Revenue VRDO	0.070%	11/7/14		31,095	31,095
					460,886
Minnesota (0.7%)
3 Hennepin County MN GO	5.000%	12/1/16		1,180	1,293
3 Hennepin County MN GO	5.000%	12/1/16		4,035	4,421
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16		1,500	1,578
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.100%	11/3/14	(4)	24,325	24,325
Minnesota General Fund Revenue	5.000%	3/1/17		2,000	2,208
Minnesota GO	5.000%	10/1/15	(ETM)	95	99
Minnesota GO	5.000%	10/1/15		8,155	8,517
Minnesota GO	5.000%	11/1/15		2,150	2,254
Minnesota GO	5.000%	8/1/16		6,045	6,536
Minnesota GO	5.000%	8/1/16	(ETM)	70	76
Minnesota GO	5.000%	8/1/16		4,480	4,844
Minnesota GO	5.000%	10/1/17		3,545	3,996
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.110%	11/7/14		7,555	7,555
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15		11,180	11,362
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16		11,535	12,257
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	4.000%	9/1/16		295	312
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/17		465	519
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18		885	1,007
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19		555	643
					93,802
Mississippi (0.4%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc. Project) VRDO	0.070%	11/3/14		6,400	6,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.050%	11/7/14		30,000	30,000
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.250%	11/3/14		5,750	5,750
Mississippi GO	5.250%	11/1/16	(14)	2,550	2,797
2 Mississippi GO	0.580%	9/1/17		6,215	6,219
1 Mississippi GO TOB VRDO	0.050%	11/7/14		3,680	3,680
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	4.000%	1/1/15		1,250	1,258
					56,104
Missouri (0.8%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.030%	11/7/14		49,835	49,835
3 Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/17		2,000	2,257
Kansas City MO Airport Revenue	4.000%	9/1/15		1,500	1,548
Kansas City MO Airport Revenue	5.000%	9/1/16		900	975
Kansas City MO Airport Revenue	5.000%	9/1/17		1,250	1,396
Missouri Board of Public Buildings Special Obligation Revenue	3.000%	10/1/16		2,795	2,935
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17		4,000	4,058
Missouri GO	5.000%	10/1/15		2,500	2,611
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	3.000%	5/1/15		1,905	1,929
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.060%	11/7/14		11,300	11,300

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Missouri Highways & Transportation Commission Road Revenue	5.250%	5/1/17	(Prere.)	11,000	12,286
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	4.000%	7/1/15		900	922
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/16		1,000	1,072
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/15		1,870	1,894
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/16		2,250	2,369
					97,387
Nebraska (0.1%)
1 Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System) TOB VRDO	0.100%	11/7/14	(13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/16		500	530
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/17		500	540
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/15		550	557
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/16		1,000	1,051
University of Nebraska Student Fee Revenue	5.000%	7/1/16		1,380	1,487
University of Nebraska Student Fee Revenue	5.000%	7/1/17		1,105	1,235
					15,460
Nevada (0.7%)
1 Clark County NV GO TOB VRDO	0.060%	11/7/14		14,720	14,720
1 Clark County NV Water Reclamation District GO TOB VRDO	0.060%	11/7/14		14,800	14,800
1 Clark County NV Water Reclamation District GO TOB VRDO	0.060%	11/7/14		6,000	6,000
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15		500	514
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.080%	11/7/14		4,690	4,690
Nevada Unemployment Compensation Revenue	2.000%	12/1/14		27,310	27,354
Nevada Unemployment Compensation Revenue	4.000%	6/1/15		5,500	5,624
Nevada Unemployment Compensation Revenue	4.000%	12/1/15		6,250	6,509
Nevada Unemployment Compensation Revenue	5.000%	6/1/17		10,000	11,149
					91,360
New Hampshire (0.2%)
New Hampshire GO	5.000%	2/15/15		1,285	1,303
New Hampshire GO	5.000%	8/15/15		5,000	5,192
1 New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.110%	11/7/14		15,645	15,645
					22,140
New Jersey (3.9%)
Bergen County NJ GO	3.000%	9/1/15		2,165	2,215
Bergen County NJ GO	4.000%	9/1/16		1,875	1,996
3 Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/18		2,775	3,099
3 Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19		3,050	3,462
Essex County NJ Improvement Authority Revenue	2.000%	10/1/16		7,910	8,151
3 Essex County NJ Utilities Authority Revenue	3.000%	11/4/16		5,625	5,892
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14	(4)	6,725	6,725
Jersey City NJ BAN	2.000%	12/12/14		23,692	23,724
Middlesex County NJ COP	5.500%	10/15/15		1,305	1,367
Monroe Township NJ Board of Education GO	4.000%	8/1/17		1,085	1,176
Monroe Township NJ Board of Education GO	4.000%	8/1/18		2,070	2,282
New Brunswick NJ BAN	1.500%	6/18/15		25,132	25,307
New Jersey Building Authority BAN	3.000%	6/15/16		12,000	12,192
New Jersey Economic Development Authority Revenue	5.000%	3/1/18		14,425	16,061
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/15		2,840	2,920
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16		20,000	21,354
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17		5,000	5,502
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18		3,235	3,634
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.630%	2/1/15		10,700	10,700
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/15	(Prere.)	8,820	8,970
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	(ETM)	12,000	12,483
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	(ETM)	5,000	5,201
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.750%	2/1/16		11,880	11,989
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16		5,000	5,381
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16		5,415	5,883
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.950%	2/1/17		14,580	14,618
2 New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	0.780%	2/1/17		25,000	25,075
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/1/15		5,100	5,236
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/15	(4)	1,030	1,070
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18		2,500	2,579
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18		4,550	5,104
New Jersey GO	5.250%	7/15/16	(2)	1,010	1,091

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/15		7,880	8,186
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18		2,500	2,828
New Jersey Health Care Facilities Financing Authority Revenue
(Atlanticare Regional Medical Center)	5.000%	7/1/16		250	268
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17		1,000	1,069
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/15		2,000	2,062
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/16		2,000	2,147
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/17		2,000	2,218
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/17		1,305	1,405
New Jersey Health Care Facilities Financing Authority Revenue
(Robert Wood Johnson University) VRDO	0.030%	11/7/14	LOC	4,100	4,100
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18		750	824
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19		2,000	2,213
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19		1,000	1,162
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15		2,500	2,628
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(Broadway Townhouses Project)	0.600%	12/1/16		6,000	5,991
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(Sycamore Ridge Apartments)	0.500%	11/1/15		4,000	4,001
New Jersey Transportation Corp. GAN	5.000%	9/15/17		14,500	16,020
New Jersey Transportation Corp. GAN	5.000%	9/15/18		16,345	18,507
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16		2,000	2,134
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17		3,000	3,292
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.140%	11/7/14	LOC	7,630	7,630
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.300%	11/7/14		10,700	10,700
New Jersey Turnpike Authority Revenue	5.000%	1/1/15	(Prere.)	13,500	13,609
2 New Jersey Turnpike Authority Revenue	0.530%	1/1/17		30,000	30,020
2 New Jersey Turnpike Authority Revenue PUT	0.372%	1/1/16		10,000	10,003
2 New Jersey Turnpike Authority Revenue PUT	0.580%	1/1/16		20,000	20,050
2 New Jersey Turnpike Authority Revenue PUT	0.670%	1/1/17		30,000	30,110
2 New Jersey Turnpike Authority Revenue PUT	0.730%	1/1/18		5,000	5,018
1 New Jersey Turnpike Authority Revenue TOB VRDO	0.250%	11/7/14	(4)	6,500	6,500
1 Rutgers State University New Jersey Revenue TOB VRDO	0.060%	11/7/14		14,800	14,800
Rutgers State University New Jersey Revenue VRDO	0.060%	11/3/14		2,900	2,900
					494,834
New Mexico (1.1%)
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17		4,500	4,559
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15		4,400	4,540
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15		3,800	3,955
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.050%	11/7/14		37,100	37,100
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.672%	2/1/18		5,010	5,032
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.722%	8/1/18		5,200	5,227
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	0.852%	8/1/19		37,500	37,761
New Mexico Severance Tax Revenue	5.000%	7/1/15		5,915	6,107
New Mexico Severance Tax Revenue	5.000%	7/1/15		9,150	9,445
New Mexico Severance Tax Revenue	5.000%	7/1/16		7,545	8,124
New Mexico Severance Tax Revenue	4.000%	7/1/19		16,245	17,929
					139,779
New York (18.9%)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,000	1,024
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/16		1,000	1,070
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17		3,435	3,812
1 Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project) TOB VRDO	0.060%	11/7/14		2,900	2,900
Geneva NY Industrial Development Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.050%	11/7/14	LOC	9,865	9,865
Long Beach NY City School District RAN	1.500%	8/14/15		18,000	18,117
Long Beach NY RAN	1.500%	9/18/15		2,075	2,081
Long Beach NY RAN	1.500%	9/18/15		1,735	1,743
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15	(ETM)	9,320	9,546
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16		4,315	4,596
Long Island NY Power Authority Electric System Revenue	5.000%	6/1/16	(Prere.)	7,525	8,084

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/17		1,000	1,101
Long Island Power Authority Electric System Revenue	5.000%	5/1/15	(ETM)	140	143
Long Island Power Authority Electric System Revenue	5.000%	5/1/15	(14)	860	880
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	3.000%	5/1/15		1,180	1,197
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17		3,730	4,137
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17		1,450	1,608
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18		2,000	2,282
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/14		600	601
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15		875	898
Nassau County NY Health Care Corp. RAN	2.250%	1/15/15		7,825	7,833
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.050%	11/7/14		42,550	42,550
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.060%	11/7/14		18,295	18,295
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/15		750	772
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19		1,305	1,496
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	4.000%	7/1/15		960	981
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17		1,320	1,446
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17		1,500	1,605
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	3.000%	7/1/17		900	947
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/18		800	875
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19		375	411
New York City NY GO	0.150%	11/3/14	(4)	25,900	25,900
New York City NY GO	0.500%	11/3/14	(12)	20,100	20,100
New York City NY GO	0.400%	11/5/14	(4)	28,300	28,300
New York City NY GO	0.450%	11/6/14	(4)	4,100	4,100
New York City NY GO	0.390%	11/7/14	(4)	15,800	15,800
New York City NY GO	0.500%	11/7/14	(4)	1,700	1,700
New York City NY GO	3.000%	3/1/15		5,135	5,183
New York City NY GO	2.000%	8/1/15		8,285	8,398
New York City NY GO	2.000%	8/1/15		63,430	64,293
New York City NY GO	2.000%	8/1/15		2,690	2,727
New York City NY GO	4.000%	8/1/15		5,985	6,156
New York City NY GO	5.000%	8/1/15		5,200	5,388
New York City NY GO	5.000%	8/1/15		7,075	7,330
New York City NY GO	5.000%	8/1/15		18,500	19,167
New York City NY GO	5.000%	8/1/15		1,500	1,554
New York City NY GO	5.000%	8/1/15		8,000	8,289
New York City NY GO	5.250%	8/1/15		35	35
New York City NY GO	5.250%	8/1/15		5	5
New York City NY GO	2.000%	3/1/16		14,975	15,316
New York City NY GO	5.000%	8/1/16		2,325	2,512
New York City NY GO	5.000%	8/1/16		6,000	6,481
New York City NY GO	5.000%	8/1/16		23,810	25,720
New York City NY GO	5.000%	8/1/16		5,000	5,401
New York City NY GO	5.000%	8/1/16		5,000	5,401
New York City NY GO	5.000%	4/1/17		3,000	3,196
New York City NY GO	4.000%	8/1/17		5,705	6,214
New York City NY GO	5.000%	8/1/17		34,730	38,769
New York City NY GO	5.000%	8/1/17		7,280	8,127
New York City NY GO	5.000%	8/1/17		44,560	49,743
New York City NY GO	5.000%	8/1/17		4,305	4,806
New York City NY GO	5.000%	8/1/17		10,000	11,163
New York City NY GO	5.000%	8/1/17		33,680	37,597
New York City NY GO	5.000%	8/1/17		30,990	34,594
New York City NY GO	5.000%	8/1/17		3,715	4,147
New York City NY GO	5.000%	8/1/18		3,250	3,730
New York City NY GO	5.000%	8/1/18		8,790	10,089
New York City NY GO	5.000%	8/1/19		15,000	17,509
2 New York City NY GO	0.430%	8/1/21		4,700	4,701
2 New York City NY GO	0.520%	8/1/21		6,325	6,327

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY GO TOB VRDO	0.060%	11/7/14		5,090	5,090
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15		4,000	4,055
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.150%	11/1/15		17,000	17,101
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	5/1/16		30,000	30,013
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.400%	11/1/16		9,500	9,489
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16		8,865	8,868
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17		6,215	6,227
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18		2,390	2,396
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18		10,010	10,031
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.000%	10/26/17		4,705	4,706
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.200%	11/7/14		9,485	9,485
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/16	(ETM)	2,500	2,690
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18		4,180	4,582
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19		3,100	3,515
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.050%	11/7/14		5,840	5,840
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		14,850	14,850
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		13,400	13,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		9,800	9,800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		5,300	5,300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	11/7/14		28,975	28,975
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.060%	11/6/14		5,000	5,000
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.070%	11/7/14		25,650	25,650
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	(ETM)	9,460	9,460
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14		16,290	16,290
	New York City NY Transitional Finance Authority Future Tax Revenue	0.260%	11/6/14	(4)	21,600	21,600
	New York City NY Transitional Finance Authority Future Tax Revenue	0.390%	11/7/14	(4)	55,025	55,025
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	(ETM)	1,070	1,121
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		9,125	9,568
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/16	(ETM)	1,000	1,059
	New York City NY Transitional Finance Authority Future Tax Revenue	3.000%	11/1/16		2,560	2,695
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		3,500	3,584
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		10,000	10,924
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	(ETM)	115	126
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		3,885	4,244
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		5,495	6,003
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.060%	11/7/14		2,200	2,200
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	11/3/14		8,505	8,505
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	11/3/14		4,000	4,000
	New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17		6,250	6,818
	New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	2.100%	7/1/15		14,000	14,179
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.070%	11/7/14		26,835	26,835
	New York Metropolitan Transportation Authority Revenue	3.000%	11/15/14		1,225	1,226
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/14		3,000	3,005
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14		3,500	3,507
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14		2,675	2,680
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15		8,000	8,311
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15		3,030	3,148
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15		3,895	4,046
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15		2,355	2,472
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15		5,130	5,384
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15		5,435	5,704
2	New York Metropolitan Transportation Authority Revenue	0.792%	11/1/16		3,500	3,526
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16		2,650	2,894
2	New York Metropolitan Transportation Authority Revenue	0.932%	11/1/17		2,950	2,985
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17		1,190	1,343
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17		12,500	14,111
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		4,055	4,687
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		3,500	4,046
1	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.050%	11/7/14	(13)	24,900	24,900
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.430%	6/1/17		20,455	20,457
[2,3]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.280%	11/1/18		2,000	2,000
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.630%	11/1/19		21,000	20,997
[2,3]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.730%	11/1/19		9,070	9,069
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/14		1,135	1,137
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15		2,000	2,099
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15		1,625	1,705
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16		1,000	1,072
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16		2,250	2,457
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17		1,200	1,355
	New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14		7,985	8,000
2	New York Metropolitan Transportation Authority Revenue PUT	0.632%	11/1/15		36,300	36,364

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	New York Metropolitan Transportation Authority Revenue PUT	0.752%	11/1/15		11,700	11,741
2	New York Metropolitan Transportation Authority Revenue PUT	0.320%	5/15/16		15,000	15,002
2	New York Metropolitan Transportation Authority Revenue PUT	0.952%	11/1/16		15,510	15,674
2	New York Metropolitan Transportation Authority Revenue PUT	0.575%	5/15/17	(4)	17,500	17,513
2	New York Metropolitan Transportation Authority Revenue PUT	0.452%	11/1/17		2,280	2,286
[2,3]	New York Metropolitan Transportation Authority Revenue PUT	0.000%	11/15/17		44,600	44,564
2	New York Metropolitan Transportation Authority Revenue PUT	0.705%	5/15/18	(4)	3,500	3,508
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.060%	11/7/14	(13)	19,780	19,780
1	New York State Dormitory Authority Lease Revenue
	(State University Dormitory Facilities) TOB VRDO	0.060%	11/7/14		8,995	8,995
	New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/15	(ETM)	1,760	1,805
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/16	(ETM)	1,750	1,885
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15		11,410	11,780
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/16	(14)	5,000	5,157
1	New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.060%	11/7/14		8,535	8,535
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	(ETM)	10	10
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15		2,435	2,470
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15	(ETM)	15	16
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15		5,110	5,306
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/15		2,095	2,161
	New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	5.000%	5/1/15		2,450	2,507
	New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	5.000%	5/1/16		1,725	1,840
	New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	5.000%	5/1/17		2,000	2,201
	New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	5.000%	5/1/18		2,500	2,819
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	(ETM)	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15		14,115	14,314
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15		9,880	10,019
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15		2,625	2,673
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15		1,000	1,018
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	(ETM)	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16		10,235	10,860
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/16		1,000	1,065
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/16		3,380	3,599
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	11/7/14		5,000	5,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	11/7/14		9,210	9,210
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	11/7/14		3,060	3,060
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.050%	11/7/14		46,415	46,415
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/15	(15)	400	414
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15	(4)	4,600	4,803
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15		3,000	3,128
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/16	(4)	4,000	4,268
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	(4)	2,500	2,719
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	(15)	375	408
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16		10,205	11,091
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	(4)	5,000	5,438
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	(4)	3,300	3,713
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17		3,445	3,847
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	(15)	500	563
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	(15)	1,000	1,154
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18		2,160	2,471
	New York State Energy Research & Development Authority Pollution Control Revenue
	(New York State Electric & Gas Corp. Project)	2.125%	3/15/15		7,000	7,037
	New York State Energy Research & Development Authority Pollution Control Revenue
	(New York State Electric & Gas Corp. Project)	2.250%	12/1/15		7,000	7,108
	New York State Environmental Facilities Corp. Revenue
	(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/15		535	537
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16		2,750	2,763
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16		2,500	2,513
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17		4,850	4,842
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17		2,505	2,501
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17		6,705	6,694
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17		6,890	6,895
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17		6,000	6,007
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18		2,500	2,502
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18		4,750	4,756
	New York State Housing Finance Agency Housing Revenue	1.150%	11/1/16		7,000	7,087
3	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17		5,000	4,993
3	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17		6,000	5,992
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	0.050%	11/7/14	LOC	41,500	41,500
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.050%	11/7/14	LOC	4,600	4,600

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.050%	11/7/14		13,300	13,300
	New York State Local Government Assistance Corp. Revenue VRDO	0.050%	11/7/14		8,900	8,900
	New York State Local Government Assistance Corp. Revenue VRDO	0.050%	11/7/14		22,700	22,700
	New York State Thruway Authority Revenue	4.000%	1/1/15		2,000	2,013
	New York State Thruway Authority Revenue	5.000%	1/1/17		2,000	2,189
	New York State Thruway Authority Revenue	5.000%	1/1/18		1,500	1,689
	New York State Thruway Authority Revenue	5.000%	5/1/19		41,875	48,448
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15		8,500	8,636
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15		2,840	2,886
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15		15,000	15,303
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15	(4)	1,115	1,138
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15		1,450	1,479
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	(14)	2,875	2,999
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	(14)	1,735	1,810
	New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15		7,000	7,142
	New York State Urban Development Corp. Revenue	5.000%	1/1/16		10,000	10,557
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14		27,460	27,624
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/16		23,880	25,427
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17		10,090	11,149
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15		27,900	28,129
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		25,000	26,391
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.050%	11/7/14		17,300	17,300
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.060%	11/7/14		45,980	45,980
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.070%	11/7/14		22,625	22,625
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	0.670%	10/1/17		17,500	17,505
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19		500	538
	Oyster Bay NY BAN	1.500%	2/6/15		51,120	51,226
	Oyster Bay NY GO	3.250%	8/1/15		7,835	7,995
	Oyster Bay NY GO	3.250%	8/1/16		8,070	8,389
	Oyster Bay NY GO	3.250%	8/1/17		4,155	4,370
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/18	(4)	2,855	3,178
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16		1,250	1,338
	Suffolk County NY GO	3.000%	2/1/15		2,460	2,476
	Suffolk County NY GO	5.000%	2/1/16	(4)	4,250	4,493
	Suffolk County NY GO	5.000%	2/1/17	(4)	3,415	3,744
	Suffolk County NY RAN	1.500%	3/26/15		12,250	12,293
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15		15,000	15,427
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/19		12,500	12,842
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		10,000	10,718
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		1,500	1,541
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		6,250	6,697
	Triborough Bridge & Tunnel Authority New York BAN	5.000%	5/15/15		37,500	38,480
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15		6,500	6,844
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16		8,570	9,372
2	Triborough Bridge & Tunnel Authority New York Revenue	0.300%	1/1/17	(4)	10,700	10,716
2	Triborough Bridge & Tunnel Authority New York Revenue	0.400%	1/1/18	(4)	5,000	5,009
2	Triborough Bridge & Tunnel Authority New York Revenue	0.490%	1/1/19	(4)	1,450	1,452
	Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14		8,445	8,461
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.472%	1/1/15		5,500	5,501
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.482%	1/4/16		8,000	8,002
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.622%	1/3/17		5,000	5,012
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/16		18,135	18,242
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/17		875	921
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18		875	942
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18		635	698
	Yonkers NY GO	3.000%	7/1/16		1,300	1,350
	Yonkers NY GO	3.000%	8/15/16		675	703
	Yonkers NY GO	3.000%	7/1/17		1,005	1,056
	Yonkers NY GO	3.000%	8/15/17		510	537
						2,415,879
North Carolina (1.6%)
	Cabarrus NC COP	4.000%	1/1/15		2,975	2,994
	Charlotte NC GO	5.000%	7/1/15		850	878
	Charlotte NC GO	5.000%	7/1/18		5,000	5,757
	Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15		2,140	2,227
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16		1,390	1,522
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System)	5.000%	1/15/16		530	559
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) TOB VRDO	0.070%	11/7/14		3,350	3,350

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.050%	11/7/14		44,100	44,100
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.100%	11/7/14	(4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.100%	11/7/14	(4)	6,427	6,427
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/17		2,585	2,814
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18		1,480	1,636
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.300%	12/1/14		24,750	24,739
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15		5,000	5,041
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15		2,300	2,319
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16		1,200	1,265
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17		5,000	5,465
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17		10,555	11,536
North Carolina GO	5.000%	3/1/15	(Prere.)	4,710	4,786
North Carolina GO	5.000%	3/1/15	(Prere.)	290	295
North Carolina GO	5.000%	4/1/16		2,200	2,347
North Carolina GO	5.000%	3/1/18		4,770	5,410
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	4.000%	10/1/17		3,725	4,063
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/18		3,780	4,300
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.790%	12/1/17		8,570	8,548
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15		1,500	1,542
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17		620	669
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18		500	547
North Carolina Municipal Power Agency Revenue	5.000%	1/1/15		5,650	5,696
North Carolina Municipal Power Agency Revenue	5.000%	1/1/16		5,000	5,273
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/15		1,680	1,754
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16		1,250	1,360
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18		1,695	1,956
Wake County NC GO	5.000%	2/1/16		1,310	1,387
Wake County NC GO	4.000%	2/1/17		6,440	6,949
Wake County NC GO	5.000%	9/1/17		9,000	10,117
Winston-Salem NC Water & Sewer System Revenue VRDO	0.040%	11/7/14		8,710	8,710
					203,258
Ohio (2.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.070%	11/7/14	LOC	19,500	19,500
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17		1,000	1,098
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18		1,480	1,674
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/15		2,500	2,552
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	(ETM)	150	161
Central Ohio Solid Waste Authority GO	4.000%	12/1/16		1,550	1,661
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	(ETM)	150	165
Central Ohio Solid Waste Authority GO	4.000%	12/1/17		1,525	1,675
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.050%	11/7/14	LOC	33,690	33,690
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.040%	11/7/14		2,600	2,600
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.050%	11/7/14		14,100	14,100
Cleveland-Cuyahoga County OH Port Authority Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.050%	11/7/14	LOC	28,880	28,880
Columbus OH GO	5.000%	7/1/15		3,000	3,098
Columbus OH GO	5.000%	7/1/15		2,310	2,385
Columbus OH GO	5.000%	7/1/15		6,735	6,954
Columbus OH GO	5.000%	12/15/15		3,210	3,306
Columbus OH GO	5.000%	2/15/16		1,715	1,819
Columbus OH GO	5.000%	7/1/16		6,760	7,283
Dayton OH City School District GO	4.000%	11/1/16		3,000	3,210
Euclid OH BAN	1.125%	6/11/15		1,755	1,760
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	4.000%	6/15/16		1,000	1,044
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18		1,000	1,102
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.050%	11/7/14	LOC	3,900	3,900
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17		7,500	8,365
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.050%	11/7/14		12,460	12,460
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/15		400	404
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/16		400	417
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/17		375	401

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18		525	570
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB PUT	0.310%	7/9/15		20,000	20,000
1 Miami University of Ohio General Receipts Revenue TOB VRDO	0.060%	11/7/14		3,365	3,365
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/7/14		6,970	6,970
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.060%	11/3/14		1,300	1,300
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19		5,500	5,585
Ohio Common Schools GO	5.000%	9/15/15		5,000	5,211
Ohio Common Schools GO	5.000%	3/15/18		10,860	12,381
Ohio GO	5.000%	9/15/15		10,000	10,422
Ohio GO	5.500%	9/15/15		3,000	3,140
Ohio GO	3.000%	5/1/16		10,480	10,899
Ohio GO	5.000%	9/15/16		10,000	10,865
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) VRDO	0.080%	11/3/14		1,400	1,400
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	11/7/14		10,300	10,300
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.060%	11/3/14		4,700	4,700
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.060%	11/7/14	LOC	2,035	2,035
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14		1,000	1,004
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15		1,000	1,050
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16		625	668
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/15		1,550	1,562
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	11/7/14		12,800	12,800
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15		500	505
3 Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.000%	10/31/17		2,750	2,750
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	0.300%	12/1/14		1,000	1,000
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.170%	11/7/14		10,715	10,715
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19		10,540	10,751
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	4.000%	6/1/15		1,315	1,345
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/16		1,070	1,150
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.250%	7/1/16		2,000	2,062
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/15		2,380	2,485
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16		2,495	2,694
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17		2,215	2,463
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18		1,510	1,708
South-Western City OH School District GO	3.000%	12/1/15		1,000	1,030
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/15		1,515	1,549
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17		2,180	2,429
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18		1,555	1,750
Wright State University Ohio General Revenue	4.000%	5/1/15		1,140	1,161
Wright State University Ohio General Revenue	5.000%	5/1/17		1,195	1,315
					340,753
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/16		1,000	1,074
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17		760	845
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18		1,325	1,508
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19		2,250	2,608
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.060%	11/7/14	(13)	26,100	26,100
Oklahoma City OK GO	2.000%	3/1/16		4,855	4,967
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.070%	11/7/14		7,041	7,041
					44,143
Oregon (0.6%)
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15		2,350	2,406
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15		1,500	1,525
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.280%	9/30/16		7,575	7,575
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.930%	10/1/17		8,750	8,788
Oregon GO	5.000%	5/1/16		2,000	2,141
Oregon GO	5.000%	5/1/16		3,500	3,746
Oregon GO	5.000%	11/1/16		3,000	3,276
Oregon GO	5.000%	5/1/18		1,125	1,289
Oregon GO	5.000%	5/1/18		1,500	1,719
Oregon GO	5.000%	11/1/18		3,750	4,356

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oregon Health & Science University Revenue	5.000%	7/1/16		500	537
Oregon Health & Science University Revenue	5.000%	7/1/18		1,000	1,140
Portland OR Water System Revenue	5.000%	10/1/15		6,000	6,266
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16		10,500	10,640
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17		8,300	8,736
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18		4,490	4,723
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18		5,000	5,537
					74,400
Pennsylvania (6.0%)
Allegheny County PA Higher Education Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/15		5,780	5,874
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15		8,350	8,567
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	10/15/15		750	777
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/16		1,025	1,116
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.881%	2/1/21		9,725	9,722
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.170%	11/3/14	LOC	31,300	31,300
Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/16		2,120	2,269
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17		10,000	10,178
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project) TOB VRDO	0.050%	11/7/14	LOC	5,100	5,100
Bethlehem PA Water Authority Revenue	3.000%	11/15/15	(15)	750	770
Bethlehem PA Water Authority Revenue	4.000%	11/15/16	(15)	1,525	1,624
Bethlehem PA Water Authority Revenue	5.000%	11/15/17	(15)	650	726
Bethlehem PA Water Authority Revenue	5.000%	11/15/18	(15)	500	570
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project) BAN	1.050%	5/1/16		2,500	2,502
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/16		650	686
Delaware County PA GO	5.000%	10/1/17		1,370	1,429
Delaware River Port Authority Pennsylvania & New Jersey Revenue	4.000%	1/1/15		1,000	1,006
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/16		3,615	3,797
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17		1,070	1,165
1 Lancaster County PA Hospital Authority Health System Revenue
(Lancaster General Hospital Project) TOB VRDO	0.060%	11/7/14		6,765	6,765
2 Manheim Township PA School District GO PUT	0.384%	5/1/17		1,400	1,400
2 Manheim Township PA School District GO PUT	0.504%	5/1/18		6,850	6,849
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19		1,000	1,153
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/18		1,000	1,083
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19		500	542
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/16	(7)	1,180	1,247
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/17	(7)	995	1,092
Moon Industrial Development Authority Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.070%	11/7/14	LOC	4,000	4,000
1 Mount Lebanon PA School District GO TOB VRDO	0.140%	11/7/14		15,500	15,500
2 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.450%	8/15/20		8,125	8,050
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.070%	11/7/14		10,700	10,700
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.070%	11/7/14		9,070	9,070
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.030%	11/7/14		1,940	1,940
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		15,750	15,964
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		10,570	10,714
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		11,250	11,403
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15		8,050	8,146
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	4.000%	7/1/16		2,000	2,122
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/16		14,730	15,875
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22		8,000	8,884
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22		15,000	16,111

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	4/1/15		32,880	33,547
Pennsylvania GO	5.250%	7/1/15		15,000	15,511
Pennsylvania GO	5.000%	9/1/15	(4)	45,450	45,634
Pennsylvania GO	5.000%	6/15/16		17,375	18,674
Pennsylvania GO	5.000%	7/1/16		9,075	9,771
Pennsylvania GO	5.000%	7/1/16		40,470	43,573
Pennsylvania GO	5.000%	9/1/16		10,000	10,041
Pennsylvania GO	5.000%	3/1/17		16,540	18,254
Pennsylvania GO	5.000%	4/1/17		11,150	12,342
Pennsylvania GO	5.000%	4/1/18		35,410	40,323
Pennsylvania GO	5.000%	7/1/18		2,675	3,064
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/16	(2)	2,000	2,074
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15		4,250	4,360
1 Pennsylvania State University Revenue TOB VRDO	0.050%	11/7/14	LOC	11,000	11,000
1 Pennsylvania State University Revenue TOB VRDO	0.180%	11/7/14		12,520	12,520
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.100%	11/7/14	(4)	10,000	10,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15		1,600	1,645
2 Pennsylvania Turnpike Commission Revenue	0.600%	12/1/16		23,000	23,074
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16		3,150	3,433
2 Pennsylvania Turnpike Commission Revenue	0.500%	12/1/17		15,000	15,006
2 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/17		10,405	10,444
2 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/18		8,750	8,778
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.170%	11/7/14	(12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue VRDO	0.090%	11/7/14	(4)	34,350	34,350
Philadelphia PA Airport Revenue	5.000%	6/15/15		3,100	3,190
Philadelphia PA Gas Works Revenue	5.375%	7/1/15	(4)	2,880	2,976
Philadelphia PA Gas Works Revenue	5.375%	7/1/18	(4)	2,775	3,172
Philadelphia PA GO	5.000%	8/1/18	(14)	6,170	6,645
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.070%	11/3/14		700	700
Philadelphia PA Municipal Authority Revenue	1.250%	11/15/14		16,685	16,692
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15		3,000	3,142
Philadelphia PA School District GO	5.000%	4/1/17	(2)	5,000	5,096
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16		5,000	5,376
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.170%	11/7/14	(4)	50,465	50,465
Pittsburgh PA Water & Sewer Authority Revenue	4.000%	9/1/16	(4)	1,350	1,438
Pittsburgh PA Water & Sewer Authority Revenue PUT	1.400%	9/1/15	(4)	6,270	6,314
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.130%	11/7/14	(4)	13,825	13,825
2 University Area Joint Authority Pennsylvania Sewer Revenue	0.250%	11/1/15		1,550	1,550
2 University Area Joint Authority Pennsylvania Sewer Revenue PUT	0.450%	11/1/17		2,900	2,902
1 University of Pittsburgh PA Revenue TOB VRDO	0.060%	11/7/14		6,660	6,660
Washington County PA Hospital Authority Revenue (Washington Hospital Project)	5.500%	7/1/16	(2)	2,375	2,545
West Chester University Pennsylvania Student Housing Revenue BAN	1.600%	2/1/15		2,250	2,253
					773,392
Puerto Rico (0.0%)
Puerto Rico Government Development Bank Revenue	4.750%	12/1/15	(14)	1,100	1,101

Rhode Island (0.1%)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	4.000%	9/1/15		1,000	1,026
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/16		4,825	5,154
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/17		2,640	2,885
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18		1,325	1,470
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/15		2,000	2,022
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16		1,000	1,043
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17		2,000	2,126
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18		1,500	1,688
					17,414
South Carolina (0.7%)
Charleston County SC GO	5.250%	11/1/15		3,270	3,436
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.780%	1/1/18		8,770	8,777
Florence County SC GO	3.000%	6/1/16		16,075	16,743

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Greenville County SC School District GO	5.000%	12/1/15		5,000	5,260
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15		1,100	1,151
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16		1,750	1,907
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15		2,000	2,016
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16		1,805	1,901
South Carolina GO	5.000%	4/1/16		1,450	1,547
South Carolina GO	5.000%	4/1/16		7,260	7,744
South Carolina GO	5.000%	4/1/16		30	32
South Carolina GO	5.000%	4/1/16		6,475	6,906
South Carolina GO	5.000%	4/1/16		2,275	2,427
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15		1,000	1,011
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15		1,935	1,963
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16		1,000	1,061
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17		300	326
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18		500	550
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.000%	11/1/15		250	258
South Carolina Jobs Economic Development Authority Revenue
(Waste Management of South Carolina Inc. Project)	2.875%	2/1/15		2,000	2,014
South Carolina Ports Authority Revenue	4.000%	7/1/15		2,355	2,414
South Carolina Public Service Authority Revenue	5.000%	1/1/15		3,500	3,528
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/15		8,870	9,261
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15	(2)	4,295	4,494
					86,727
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/16		500	524
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17		500	531
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18		500	537
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19		395	444
1 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health) TOB VRDO	0.280%	11/7/14	LOC	26,000	26,000
					28,036
Tennessee (2.1%)
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.250%	1/1/15	(14)	5,000	5,042
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19		2,925	3,354
Memphis TN Electric System Revenue	5.000%	12/1/14		31,205	31,333
Memphis TN Electric System Revenue	5.000%	12/1/15		25,000	26,300
2 Metropolitan Government of Nashville & Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University) PUT	0.450%	10/1/15		36,500	36,484
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17		5,500	6,136
Shelby County TN GO VRDO	0.060%	11/7/14		34,725	34,725
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.060%	11/3/14	(4)	34,700	34,700
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.070%	11/3/14	(4)	39,600	39,600
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/15		1,240	1,252
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15		2,295	2,371
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/16		1,290	1,352
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16		2,715	2,899
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17		5,000	5,412
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17		3,155	3,489
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18		4,900	5,439
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19		8,815	9,807
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19		15,000	17,079
					266,774
Texas (10.5%)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/14		2,000	2,004
1 Brownsville TX Utility System Revenue TOB VRDO	0.200%	11/7/14	(4)	6,060	6,060
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/15		575	578
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16		1,250	1,314
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17		500	545
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18		500	562
Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16		2,750	2,787
College Station TX Independent School District GO	4.000%	8/15/16		3,280	3,494
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.050%	11/7/14		5,400	5,400
Dallas TX GO	5.000%	2/15/15	(ETM)	15	15
Dallas TX GO	5.000%	2/15/15		6,280	6,369
Dallas TX GO	5.000%	2/15/16		1,250	1,267
Dallas TX Independent School District GO	5.000%	2/15/15		4,990	5,061
Dallas TX Independent School District GO	4.000%	8/15/16		3,365	3,584

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Denton TX Independent School District GO PUT	2.125%	8/1/15		8,620	8,736
Denton TX Independent School District GO PUT	2.000%	8/1/16		7,000	7,172
Denton TX Independent School District GO VRDO	0.060%	11/7/14		43,900	43,900
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19		9,000	9,265
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16		1,300	1,378
Frisco TX GO	4.000%	2/15/15		1,580	1,598
Grand Parkway TX Transportation Corp. System BAN	3.000%	12/15/16		195,465	205,801
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.350%	6/1/15		1,700	1,701
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.450%	6/1/16		2,000	2,002
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.100%	11/15/15		8,030	8,047
Harris County TX GO	4.750%	10/1/16	(Prere.)	20,100	21,749
Harris County TX GO	5.000%	10/1/18		2,675	3,096
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.290%	11/6/14	(4)	4,600	4,600
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.360%	11/6/14	(4)	1,700	1,700
2 Harris County TX Toll Road Revenue	0.680%	8/15/17		5,260	5,304
Houston TX Airport System Revenue	5.000%	7/1/15		2,000	2,064
1 Houston TX Airport System Revenue TOB VRDO	0.060%	11/7/14		12,000	12,000
1 Houston TX Airport System Revenue TOB VRDO	0.200%	11/7/14	(4)(3)	49,500	49,500
Houston TX GO	3.000%	3/1/15		8,835	8,920
Houston TX GO	4.000%	3/1/16		2,900	3,042
Houston TX GO	4.000%	3/1/17		9,000	9,728
Houston TX GO	4.000%	3/1/17		2,075	2,243
Houston TX GO	5.000%	3/1/18		11,835	13,466
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.580%	11/16/17		11,000	11,042
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16		2,435	2,634
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16		8,310	8,988
Houston TX Independent School District GO PUT	2.500%	6/1/15		7,200	7,291
Houston TX Independent School District GO PUT	0.950%	6/1/17		16,000	16,087
Houston TX Utility System Revenue	5.000%	11/15/16		2,000	2,185
Houston TX Utility System Revenue	5.000%	11/15/17		2,000	2,259
Houston TX Utility System Revenue	5.000%	11/15/18		1,750	2,024
2 Houston TX Utility System Revenue PUT	0.600%	6/1/15		47,010	47,027
2 Houston TX Utility System Revenue PUT	0.650%	8/1/16		32,000	32,136
1 Houston TX Utility System Revenue TOB VRDO	0.070%	11/7/14		17,540	17,540
Katy TX Independent School District GO	5.000%	2/15/15		4,295	4,356
2 Katy TX Independent School District GO PUT	0.752%	8/15/15		25,000	25,036
Katy TX Independent School District GO PUT	1.600%	8/15/17		1,830	1,831
1 Lone Star College System Texas GO TOB VRDO	0.060%	11/7/14		12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	(ETM)	10	10
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15		2,140	2,196
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15		1,125	1,145
Lubbock TX GO	5.000%	2/15/16	(14)	1,000	1,014
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15		4,000	4,124
Mesquite TX Independent School District GO	5.000%	8/15/16		1,500	1,623
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.300%	1/2/15		5,600	5,600
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18		750	859
North East TX Independent School District GO PUT	2.000%	8/1/15		4,900	4,958
North East TX Independent School District GO PUT	2.000%	8/1/18		5,000	5,151
North Texas Tollway Authority System Revenue	4.000%	9/1/15		1,820	1,878
North Texas Tollway Authority System Revenue	5.000%	9/1/16		1,200	1,300
Northside TX Independent School District GO PUT	2.125%	8/1/20		6,750	6,758
Pflugerville TX Independent School District GO	5.000%	2/15/17	(Prere.)	3,760	4,145
1 Port Arthur TX Independent School District GO TOB VRDO	0.060%	11/7/14	(12)	9,125	9,125
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/15		3,180	3,281
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/16		2,000	2,156
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15		14,135	14,321
3 San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19		16,360	18,989
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/14		13,090	13,109
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/15		11,300	11,488
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16		3,500	3,605
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.060%	11/7/14		4,965	4,965
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.070%	11/7/14		11,985	11,985
San Antonio TX Independent School District GO PUT	2.000%	8/1/18		7,500	7,743
2 San Antonio TX Water Revenue PUT	0.730%	11/1/16		15,100	15,200
2 San Antonio TX Water Revenue PUT	0.450%	11/1/17		11,875	11,945
Spring Branch TX Independent School District GO PUT	3.000%	6/15/15		13,500	13,730

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project)	5.000%	11/15/14		1,600	1,603
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/17		1,100	1,235
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	4.000%	10/1/18		1,350	1,504
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15		1,580	1,661
Texas GO	5.000%	10/1/15		10,905	11,391
Texas GO	4.000%	10/1/16		2,965	3,173
Texas GO	5.000%	10/1/18		4,650	5,381
1 Texas GO TOB VRDO	0.050%	11/7/14		25,510	25,510
1 Texas GO TOB VRDO	0.060%	11/7/14		17,875	17,875
1 Texas GO TOB VRDO	0.070%	11/7/14		12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16		5,035	5,465
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17		4,000	4,428
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17		10,900	12,110
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17		18,400	20,060
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18		4,500	5,058
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/16	(15)	1,000	1,077
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17	(15)	2,615	2,875
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18	(15)	1,000	1,111
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15		11,525	11,619
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15		34,500	35,624
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16		13,550	14,304
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	(Prere.)	4,205	4,438
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/16		30,200	32,547
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/17		19,500	20,975
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/18		6,350	6,599
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/19		8,750	8,955
Texas State Veterans Housing VRDO	0.040%	11/7/14		10,000	10,000
Texas State Veterans VRDO	0.060%	11/7/14		57,500	57,500
Texas TRAN	1.500%	8/31/15		55,000	55,622
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.050%	11/7/14		11,700	11,700
Texas Transportation Commission Revenue	4.500%	4/1/15		1,000	1,018
Texas Transportation Commission Revenue PUT	1.250%	2/15/15		28,800	28,870
2 Texas Transportation Commission Revenue PUT	0.400%	4/1/17		43,000	43,113
Texas Water Development Board Revenue	5.000%	7/15/15		5,750	5,947
Texas Water Development Board Revenue	5.000%	7/15/16		4,000	4,316
University of Houston Texas Revenue	5.000%	2/15/15		2,000	2,028
University of North Texas Revenue	5.000%	4/15/15		880	899
University of North Texas Revenue	5.000%	4/15/16		1,000	1,067
University of North Texas Revenue	5.000%	4/15/17		725	802
University of Texas Permanent University Fund Revenue	5.000%	7/1/16		7,500	7,736
					1,340,837
Utah (0.6%)
Salt Lake County UT Sales Tax Revenue	4.000%	2/1/16		3,630	3,799
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18		1,015	1,157
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/15		4,115	4,177
1 Utah Board of Regents Hospital Revenue (University of Utah) TOB VRDO	0.050%	11/7/14	LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14		10,000	10,000
Utah GO	5.000%	7/1/16		1,500	1,616
Utah GO	5.000%	7/1/16		23,735	25,576
Utah GO	5.000%	7/1/17		2,715	3,036
Utah GO	5.000%	7/1/18		2,925	3,369
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17		21,000	21,215
					81,450
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16		3,250	3,391
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17		3,480	3,816
					7,207
Virginia (1.0%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/17		3,730	4,091
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18		2,150	2,398
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19		2,000	2,356
Fairfax County VA Public Improvement GO	5.000%	10/1/15	(Prere.)	2,945	3,075
Fairfax County VA Public Improvement GO	5.000%	10/1/16		5,630	5,876
2 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	1.950%	2/1/17		6,500	6,664
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	4.000%	11/1/16		1,000	1,064

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Norfolk VA GO	4.000%	10/1/16		4,960	5,304
Norfolk VA Water Revenue	5.000%	11/1/18		725	839
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16		1,765	1,899
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17		3,500	3,872
Upper Occoquan VA Sewage Authority Regional Sewerage System Revenue	5.000%	7/1/15	(Prere.)	4,895	5,051
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16		8,660	9,169
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16		8,190	8,673
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/15	(ETM)	10	10
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/15		1,590	1,641
3 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16		13,450	14,578
Virginia GO	5.000%	6/1/17		1,000	1,115
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15		5,000	5,182
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16		2,845	3,073
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16		4,880	5,272
Virginia Public Building Authority Revenue	5.000%	8/1/16		2,000	2,071
Virginia Public School Authority Revenue	5.000%	8/1/15		11,440	11,857
Virginia Public School Authority Revenue	5.000%	4/15/16		2,940	3,140
3 Virginia Public School Authority Revenue	4.000%	8/1/16		3,565	3,789
Virginia Public School Authority Revenue	5.000%	8/1/16		3,860	4,172
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15		16,000	16,306
					132,537
Washington (2.5%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.060%	11/7/14		8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15		1,500	1,512
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/15	(Prere.)	5,505	5,682
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/15	(Prere.)	6,480	6,689
2 Everett WA GO PUT	0.450%	12/1/19		4,000	4,001
King County WA GO	5.000%	6/1/15		2,500	2,570
King County WA GO	5.000%	1/1/18		2,000	2,267
King County WA GO	5.000%	7/1/18		7,515	8,630
1 King County WA Sewer Revenue TOB VRDO	0.060%	11/7/14		6,950	6,950
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.050%	11/7/14		8,100	8,100
3 Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17		3,320	3,730
Seattle WA Water System Revenue	5.000%	9/1/15	(14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17	(14)	2,290	2,299
Tacoma WA School District No. 10 (Pierce County) BAN	2.000%	12/1/14		30,815	30,862
1 TES Properties Washington Lease Revenue TOB VRDO	0.060%	11/7/14		10,120	10,120
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/17		4,130	4,564
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18		3,215	3,635
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/24		4,240	4,255
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16		14,675	15,816
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16		10,000	10,777
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18		1,995	2,267
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17		2,525	2,536
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18		5,000	5,746
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18		13,957	16,040
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19		29,645	34,740
Washington GO	5.000%	1/1/15	(2)	4,500	4,537
Washington GO	5.000%	7/1/15	(2)	1,000	1,033
Washington GO	5.000%	1/1/16		5,000	5,277
3 Washington GO	4.000%	7/1/16		14,160	15,021
Washington GO	5.000%	7/1/16		10,000	10,777
1 Washington GO TOB VRDO	0.060%	11/7/14		5,030	5,030
1 Washington GO TOB VRDO	0.060%	11/7/14		6,325	6,325
1 Washington GO TOB VRDO	0.060%	11/7/14		6,145	6,145
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/7/14		7,515	7,515
1 Washington Health Care Facilities Authority Revenue
(Children’s Hospital & Regional Medical Center)TOB VRDO	0.070%	11/7/14		19,280	19,280
Washington Health Care Facilities Authority Revenue (PeaceHealth)	4.000%	11/15/15		1,000	1,038
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	4.000%	10/1/15		805	832
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15		1,445	1,508
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16		700	760
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17		1,375	1,544
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/15		425	430

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/16		465	492
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17		300	327
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18		250	279
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.050%	11/7/14		28,670	28,670
					320,931
West Virginia (0.1%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18		6,000	6,040
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co.–Amos Project) PUT	3.125%	4/1/15		5,000	5,051
West Virginia University Revenue	5.000%	10/1/16		725	788
2 West Virginia University Revenue PUT	0.580%	10/1/19		3,500	3,502
					15,381
Wisconsin (0.9%)
Milwaukee WI GO	5.000%	5/1/16		6,010	6,428
Wisconsin GO	4.000%	5/1/15		5,000	5,097
Wisconsin GO	5.000%	5/1/15		10,000	10,244
Wisconsin GO	4.000%	11/1/15		2,860	2,970
Wisconsin GO	4.000%	5/1/16		4,470	4,716
Wisconsin GO	4.000%	11/1/16		6,000	6,433
Wisconsin GO	5.000%	5/1/17		1,000	1,111
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15		1,010	1,038
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	3/1/18		7,200	7,955
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	5/30/19		13,000	14,542
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.060%	11/7/14		750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15		1,500	1,530
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15		700	717
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15		6,000	6,187
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17		1,235	1,355
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16		3,100	3,351
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17		3,500	3,530
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.040%	11/7/14	LOC	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.080%	11/7/14	LOC	7,000	7,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/16		1,345	1,456
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services, Inc.)	4.000%	8/15/15		1,100	1,133
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15		1,790	1,857
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16		6,115	6,607
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16		665	719
Wisconsin Transportation Revenue	5.000%	7/1/16		9,830	10,594
					117,320

Wyoming (0.0%)
Lincoln County WY Pollution Control Revenue (Exxonmobil Project) VRDO	0.060%	11/3/14		3,700	3,700
Total Tax-Exempt Municipal Bonds (Cost $12,831,755)					12,909,610

				Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
4 Vanguard Municipal Cash Management Fund (Cost $225,345)	0.047%			225,345,000	225,345
Total Investments (102.5%) (Cost $13,057,100)					13,134,955
Other Assets and Liabilities (–2.5%)
Other Assets					126,638
Liabilities					(449,485)
					(322,847)
Net Assets (100%)					12,812,108

Short-Term Tax-Exempt Fund

At October 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	12,751,255
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(17,002)
Unrealized Appreciation (Depreciation)	77,855
Net Assets	12,812,108

Investor Shares—Net Assets
Applicable to 107,962,620 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,712,513
Net Asset Value Per Share—Investor Shares	$15.86

Admiral Shares—Net Assets
Applicable to 699,756,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,099,595
Net Asset Value Per Share—Admiral Shares	$15.86

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,880,751,000, representing 14.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover of report.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.2%)
Auburn University Alabama General Fee Revenue	5.000%	6/1/19		2,000	2,337
Jefferson County AL Sewer Revenue	5.000%	10/1/16		1,000	1,069
Jefferson County AL Sewer Revenue	5.000%	10/1/17		1,620	1,769
Jefferson County AL Sewer Revenue	5.000%	10/1/18		1,500	1,666
Jefferson County AL Sewer Revenue	5.000%	10/1/21		1,300	1,455
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15		1,615	1,631
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16		3,540	3,700
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17		2,475	2,657
University of Alabama at Birmingham Hospital Revenue	5.000%	9/1/15		1,005	1,045
University of Alabama at Birmingham Revenue	5.000%	10/1/16		3,390	3,686
University of Alabama at Birmingham Revenue	5.000%	10/1/17		1,630	1,836
University of Alabama at Birmingham Revenue	5.000%	10/1/17		3,565	4,016
University of Alabama General Revenue	5.000%	7/1/18		4,680	5,369
University of Alabama General Revenue	5.000%	7/1/19		5,345	6,269
					38,505
Alaska (0.1%)
North Slope Borough AK	5.000%	6/30/18		13,035	14,954
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		10,000	10,543
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		2,000	2,109
					27,606
Arizona (1.0%)
Arizona Board Regents Arizona State University System Revenue	5.000%	8/1/19		2,140	2,508
Arizona Board Regents Arizona State University System Revenue	5.000%	8/1/20		1,700	2,023
Arizona COP	5.000%	9/1/15	(4)	4,000	4,160
Arizona COP	5.000%	10/1/17		1,000	1,114
Arizona COP	5.000%	10/1/18		900	1,024
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18		1,000	1,121
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19		2,500	2,857
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20		3,800	4,403
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.050%	11/7/14	LOC	8,135	8,135
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.900%	2/5/20		20,000	20,320
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.900%	2/5/20		5,000	5,080
Arizona School Facilities Board COP	5.000%	9/1/15		9,000	9,359
Arizona School Facilities Board COP	5.000%	9/1/15	(Prere.)	15,000	15,599
Arizona School Facilities Board COP	5.000%	9/1/18		1,500	1,715
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15		5,000	5,162
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15		5,300	5,472
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15		5,025	5,188
Arizona Transportation Board Highway Revenue	5.000%	7/1/16		7,465	8,043
Arizona Transportation Board Highway Revenue	5.000%	7/1/20		3,360	4,007
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19		2,000	2,366
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15		1,500	1,536
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16		1,665	1,770
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17		3,115	3,405
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16		2,630	2,834
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18		3,220	3,578
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19		3,750	4,229
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15		6,000	6,194
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16		3,055	3,287
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17		3,310	3,698
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19		3,155	3,694
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20		2,840	3,382
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21		3,000	3,613
Pima County AZ Sewer Revenue	5.000%	7/1/19		1,000	1,171
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20		4,850	5,864
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17		1,000	1,103
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18		4,520	5,247
2 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.060%	11/7/14		9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18		165	185
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19		1,565	1,799
Scottsdale AZ GO	5.000%	7/1/17		2,700	3,017
Scottsdale AZ GO	5.000%	7/1/19		1,860	2,190
Scottsdale AZ GO	4.000%	7/1/20		11,150	12,770
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21		2,740	3,070

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
	(Northern Arizona Healthcare System)	5.000%	10/1/17		1,445	1,620
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
	(Northern Arizona Healthcare System)	5.000%	10/1/18		2,185	2,505
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20		1,000	1,158
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21		750	870
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22		1,000	1,162
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23		1,000	1,161
						205,513
Arkansas (0.1%)
	Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21		15,000	15,416
	Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17		10,000	10,154
						25,570
California (12.6%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18		1,000	1,133
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19		750	865
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19		1,000	1,172
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20		500	562
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16	(2)	10,000	9,822
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19		1,000	1,176
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	5,600	4,868
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20		1,730	2,063
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.958%	8/1/17		28,500	28,827
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17		7,000	7,091
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17		17,000	17,228
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.750%	10/1/19		9,825	9,857
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.950%	5/1/23		4,000	4,009
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.950%	5/1/23		28,500	28,562
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.060%	11/7/14		9,270	9,270
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.070%	11/7/14		4,910	4,910
	Bay Area Toll Authority California Toll Bridge Revenue PUT	1.500%	4/2/18		13,500	13,680
	Bay Area Toll Authority California Toll Bridge Revenue PUT	1.875%	4/1/19		15,200	15,586
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project AB)	5.000%	8/1/18		1,200	1,381
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project AB)	5.000%	8/1/19		2,000	2,348
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project AB)	5.000%	8/1/20		2,200	2,629
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19		1,000	1,140
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20		1,200	1,381
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/15		40,000	40,976
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/15		21,250	21,768
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		12,055	12,905
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/17		22,000	24,474
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/19		10,000	11,764
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17		2,500	2,840
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18		1,365	1,592
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		4,000	4,771
[1,3]	California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.000%	12/1/17		29,750	29,755
	California Economic Recovery GO	5.000%	7/1/16		1,500	1,616
	California Economic Recovery GO	5.000%	7/1/17		15,090	16,886
	California Economic Recovery GO	5.000%	7/1/18		41,600	47,982
	California GO	5.000%	12/1/14	(Prere.)	3,250	3,263
	California GO	5.000%	4/1/15		21,300	21,732
	California GO	5.000%	6/1/15	(14)	5,100	5,244
	California GO	5.000%	3/1/16		3,210	3,412
	California GO	5.000%	3/1/16	(14)	1,120	1,190
	California GO	5.000%	3/1/16		4,460	4,741
	California GO	5.000%	4/1/16		6,670	7,115
	California GO	5.000%	5/1/16		2,150	2,201
	California GO	5.000%	8/1/16		2,825	3,055
	California GO	5.000%	10/1/16		28,605	31,146
	California GO	5.000%	10/1/16		1,225	1,334
	California GO	5.000%	11/1/16	(2)	5,375	5,872
	California GO	5.000%	12/1/16		2,500	2,740
	California GO	6.000%	2/1/17	(2)	3,500	3,934
	California GO	5.000%	3/1/17	(14)	1,300	1,378
	California GO	5.000%	3/1/17		3,755	4,145
1	California GO	0.800%	5/1/17		3,700	3,737
	California GO	5.000%	9/1/17		4,250	4,769
	California GO	5.000%	9/1/17		2,805	3,148

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	10/1/17		20,000	22,503
California GO	5.000%	10/1/17		4,005	4,506
California GO	5.000%	9/1/18		32,260	37,201
California GO	5.000%	9/1/18		8,050	9,283
California GO	5.000%	10/1/18		34,000	39,295
California GO	5.000%	2/1/19		11,000	12,783
California GO	5.000%	4/1/19		21,425	24,998
California GO	5.000%	9/1/19		19,000	22,376
California GO	5.000%	9/1/19		17,825	20,993
California GO	5.000%	12/1/19		35,000	41,438
California GO	5.000%	2/1/20		44,500	52,617
California GO	5.000%	11/1/20		21,520	25,798
California GO	5.000%	12/1/20		25,475	30,582
California GO	5.000%	2/1/21		10,000	11,971
California GO	5.000%	10/1/21		28,000	33,832
California GO	5.000%	10/1/21		41,940	50,676
1 California GO PUT	0.600%	12/1/16		7,500	7,535
1 California GO PUT	0.810%	12/1/17		14,250	14,382
1 California GO PUT	0.939%	12/3/18		6,500	6,601
2 California GO TOB VRDO	0.140%	11/7/14	LOC	18,740	18,740
California GO VRDO	0.040%	11/7/14	LOC	31,100	31,100
California GO VRDO	0.040%	11/7/14	LOC	18,000	18,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19		5,125	5,971
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17		3,000	3,366
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18		3,000	3,459
1 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	1.850%	7/1/17		8,825	8,891
California Health Facilities Financing Authority Revenue
(Children’s Hospital of Orange County) VRDO	0.030%	11/7/14	LOC	1,500	1,500
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18		1,000	1,111
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17		5,000	5,108
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21		750	906
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22		2,205	2,682
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16		20,000	21,790
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19		23,500	27,772
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		10,000	11,899
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22		6,000	7,215
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17		5,000	5,491
2 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.060%	11/7/14		24,170	24,170
2 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.060%	11/7/14		850	850
1 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	1.858%	8/1/18		29,000	29,908
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/1/16		22,200	22,202
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/1/16		5,800	5,801
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/3/17		8,500	8,501
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/3/17		32,200	32,202
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16		2,450	2,579
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/17		1,145	1,238
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21		1,300	1,575
1 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.150%	11/1/16		5,000	5,013
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.300%	1/2/15		11,000	11,000
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17		5,000	5,558
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	9/1/17		4,500	4,916
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17		5,820	6,536
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18		2,500	2,857
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18		10,650	12,171
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18		5,790	6,659
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18		1,845	2,126
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18	(14)	1,180	1,374
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19		16,620	19,388
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20		1,690	2,013
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19		5,600	6,532
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20		5,200	6,157
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17		5,200	5,868
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18		4,000	4,627
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20		1,175	1,385
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20		1,240	1,477
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15	(ETM)	10,000	10,283
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18	(ETM)	2,665	3,095
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19	(ETM)	2,960	3,509

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15		5,295	5,550
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17		2,385	2,637
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17		3,000	3,369
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17		1,000	1,126
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18		1,000	1,137
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18		3,500	4,033
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18		2,500	2,886
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18		1,200	1,385
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19		2,000	2,353
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19		2,750	3,236
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		3,050	3,601
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20		2,000	2,385
California State University Revenue Systemwide	5.000%	11/1/17		5,505	6,239
California State University Revenue Systemwide	5.000%	11/1/18		4,000	4,651
2 California State University Revenue Systemwide TOB VRDO	0.060%	11/7/14		9,240	9,240
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	1.375%	4/2/18		45,200	45,653
2 California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital) TOB VRDO	0.280%	11/7/14	LOC	24,995	24,995
2 California Statewide Communities Development Authority Revenue
(Kaiser Permanente) TOB VRDO	0.200%	11/7/14		6,195	6,195
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.030%	11/7/14		3,560	3,560
2 California Statewide Communities Development Authority Revenue
(St. Joseph Health System) TOB VRDO	0.220%	11/7/14	(4)	39,400	39,400
California Statewide Communities Development Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20		1,165	1,195
California Statewide Communities Development Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21		2,600	2,669
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14		260	260
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15		750	774
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16		805	865
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18		9,000	9,059
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17		585	647
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18		2,380	2,691
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19		2,695	3,102
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18		2,000	2,325
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19		2,100	2,501
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20		1,500	1,817
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21		2,000	2,448
1 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.472%	12/15/15		23,750	23,792
1 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.250%	12/1/15		21,935	21,943
1 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.250%	12/1/15		14,540	14,546
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17		2,450	2,737
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19		2,000	2,359
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/1/15	(ETM)	18,535	18,530
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	3,504
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18		19,990	21,873
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20		51,040	57,302
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/17	(4)	2,500	2,742
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/18	(4)	1,185	1,318
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/19	(4)	2,910	3,272
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/21	(4)	1,725	2,071
2 Golden State Tobacco Securitization Corp. California TOB VRDO	0.220%	11/7/14	(12)LOC	14,155	14,155
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/15		1,160	1,185
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/16		2,000	2,085
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18		1,450	1,569
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/17		1,130	1,225
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18		1,745	1,984
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19		1,150	1,333
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		1,045	1,224
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		1,250	1,475
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20		640	728
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21		310	354
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22		250	286
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		1,505	1,733
Long Beach CA Harbor Revenue	5.000%	11/15/18		32,500	37,784

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19		1,000	1,179
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20		1,275	1,523
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16		8,500	8,876
2 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.060%	11/7/14		2,430	2,430
Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	11/7/14		7,500	7,500
Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	11/7/14		5,625	5,625
Los Angeles CA GO	5.000%	9/1/17		32,500	36,651
Los Angeles CA GO	5.000%	9/1/19		5,000	5,925
Los Angeles CA Unified School District GO	5.000%	7/1/15		10,240	10,574
Los Angeles CA Unified School District GO	5.000%	7/1/15		4,200	4,337
Los Angeles CA Unified School District GO	5.000%	7/1/15		14,510	14,983
Los Angeles CA Unified School District GO	5.000%	7/1/15		20,000	20,652
Los Angeles CA Unified School District GO	5.000%	7/1/16		19,595	21,115
Los Angeles CA Unified School District GO	5.000%	7/1/17		19,090	21,346
Los Angeles CA Unified School District GO	5.000%	7/1/19		13,205	15,528
Los Angeles CA Unified School District GO	5.000%	7/1/19		11,100	13,053
Los Angeles CA Unified School District GO	5.000%	7/1/19		7,035	8,273
Los Angeles CA Unified School District GO	5.000%	7/1/19		8,510	10,007
Los Angeles CA Unified School District GO	5.000%	7/1/20		17,195	20,592
Los Angeles CA Unified School District GO	5.000%	7/1/20		22,525	26,975
Los Angeles CA Unified School District GO	5.000%	7/1/20		20,920	25,053
Los Angeles CA Unified School District GO	5.000%	7/1/20		14,755	17,670
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16		22,315	24,085
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16		5,000	5,396
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19		20,000	23,709
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16		3,450	3,730
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17		5,000	5,592
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18		750	862
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19		1,000	1,172
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20		500	595
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18		1,000	1,137
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19		2,000	2,318
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20		5,495	6,461
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21	(4)	5,000	5,930
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20		1,665	1,693
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20		925	944
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21		2,125	2,157
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18		750	864
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19		3,000	3,532
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19		500	589
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20		750	897
Northern California Gas Authority No. 1 Revenue	0.788%	7/1/19		12,815	12,615
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15		3,000	3,078
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15	(12)	4,000	4,131
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16		2,100	2,267
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17		3,500	3,897
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18		1,550	1,766
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19		1,500	1,742
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20		4,000	4,703
Orange County CA Airport Revenue	5.000%	7/1/16		3,435	3,700
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19		1,000	1,169
Palomar Pomerado Health California COP	4.500%	11/1/15		2,265	2,316
Palomar Pomerado Health California COP	5.000%	11/1/16		3,500	3,666
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/15	(14)	1,750	1,745
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18		6,500	7,383
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18		500	575
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19		850	1,001
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20		1,750	2,100
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18		50	55
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15		700	722
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16		1,000	1,075
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16	(4)	7,800	8,447
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17	(14)	5,000	5,368
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.030%	11/7/14		2,600	2,600
Sacramento County CA Airport Revenue	5.000%	7/1/15		8,245	8,489
San Bernardino CA City Unified School District GO	5.000%	8/1/18		850	971
San Bernardino CA City Unified School District GO	5.000%	8/1/19	(4)	600	699
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15		3,000	3,102
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16		5,445	5,848
2 San Diego CA Community College District GO TOB VRDO	0.060%	11/7/14		4,880	4,880
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16		11,840	12,722

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16		14,000	15,043
2 San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	0.060%	11/7/14		9,900	9,900
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.040%	11/7/14		15,400	15,400
2 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.060%	11/7/14		6,450	6,450
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	(4)	5,000	5,123
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16		9,120	9,772
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17		16,555	18,409
2 San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.060%	11/7/14		2,000	2,000
San Juan CA Unified School District GO	5.000%	8/1/19		1,090	1,283
San Juan CA Unified School District GO	5.000%	8/1/21		1,000	1,212
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/17		1,000	1,118
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/18		1,000	1,150
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/19		1,000	1,176
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/20		1,000	1,196
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/21		500	604
2 San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center) TOB VRDO	0.120%	11/7/14		6,200	6,200
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20	(4)	1,045	1,234
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	(4)	500	595
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/15		500	511
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/16		500	522
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19		1,000	1,166
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20		600	711
Southern California Public Power Authority Revenue	5.000%	7/1/18		2,000	2,304
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17		1,000	1,109
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17		9,895	11,065
2 Sweetwater CA Unified School District GO TOB VRDO	0.070%	11/7/14	(13)	13,600	13,600
University of California Revenue	5.000%	5/15/17		2,250	2,512
University of California Revenue	5.000%	5/15/18		2,000	2,299
University of California Revenue	5.000%	5/15/19		4,435	5,224
2 University of California Revenue TOB VRDO	0.060%	11/7/14		9,300	9,300
Ventura County CA Public Financing Authority COP	5.000%	8/15/16		2,750	2,966
					2,499,595
Colorado (1.1%)
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18		3,080	3,537
Colorado Department of Transportation Revenue	5.000%	12/15/15	(14)	3,000	3,162
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20		2,500	2,883
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16		5,000	5,376
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18		3,000	3,429
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/7/14		9,995	9,995
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/7/14		12,495	12,495
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18		8,465	8,535
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		3,165	3,336
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		6,415	6,761
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		3,715	4,071
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		7,920	8,680
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.050%	11/7/14		22,715	22,715
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.050%	11/7/14		4,800	4,800
Colorado Springs CO Utility System Revenue	4.000%	11/15/16		1,250	1,342
Colorado Springs CO Utility System Revenue	5.000%	11/15/17		2,100	2,376
Colorado Springs CO Utility System Revenue	5.000%	11/15/18		2,000	2,319
Colorado Springs CO Utility System Revenue	5.000%	11/15/19		3,000	3,552
Colorado Springs CO Utility System Revenue VRDO	0.050%	11/7/14		22,285	22,285
Denver CO City & County Airport Revenue	5.000%	11/15/14		1,840	1,844
Denver CO City & County Airport Revenue	5.000%	11/15/16		2,500	2,733
Denver CO City & County Airport Revenue	5.000%	11/15/19		1,310	1,547
Denver CO City & County COP VRDO	0.070%	11/3/14		7,600	7,600
Denver CO City & County COP VRDO	0.070%	11/3/14		4,155	4,155
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18	(4)	2,555	2,951
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16	(14)	5,000	4,883
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/17	(14)	500	552
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20	(14)	2,000	1,749
1 E-470 Public Highway Authority Colorado Revenue PUT	1.230%	8/31/17		7,500	7,508
1 E-470 Public Highway Authority Colorado Revenue PUT	1.800%	9/1/17	(14)	7,000	7,051

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jefferson County CO School District GO	5.000%	12/15/17	(4)	7,985	8,405
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16	(Prere.)	22,500	24,561
University of Colorado Enterprise System Revenue	5.000%	6/1/18		2,000	2,290
University of Colorado Enterprise System Revenue	5.000%	6/1/19		1,000	1,171
University of Colorado Enterprise System Revenue	5.000%	6/1/19		2,500	2,928
University of Colorado Hospital Authority Revenue	5.000%	11/15/14		1,000	1,002
University of Colorado Hospital Authority Revenue	5.000%	11/15/16		1,290	1,400
					215,979
Connecticut (2.6%)
Connecticut GO	0.290%	11/3/14		7,000	7,000
Connecticut GO	0.330%	11/3/14		12,735	12,735
Connecticut GO	0.330%	11/3/14		15,825	15,825
Connecticut GO	0.330%	11/3/14		13,315	13,315
Connecticut GO	5.000%	1/1/15		14,710	14,831
Connecticut GO	5.250%	11/1/15		1,000	1,051
Connecticut GO	5.000%	11/15/15	(Prere.)	7,070	7,423
Connecticut GO	5.000%	1/1/16		30,000	31,652
Connecticut GO	5.000%	3/1/16		4,705	4,999
Connecticut GO	5.000%	5/1/16		10,000	10,697
1 Connecticut GO	0.700%	5/15/16		8,300	8,357
1 Connecticut GO	0.640%	8/15/16		4,500	4,529
1 Connecticut GO	0.480%	9/15/16		3,000	3,015
Connecticut GO	5.000%	4/1/17		1,165	1,289
1 Connecticut GO	0.820%	5/15/17		23,000	23,261
Connecticut GO	5.000%	7/15/17		5,000	5,589
1 Connecticut GO	0.570%	9/15/17		1,750	1,761
Connecticut GO	5.000%	12/1/17		15,000	16,423
1 Connecticut GO	0.470%	3/1/18		2,500	2,496
1 Connecticut GO	0.930%	4/15/18		6,750	6,844
Connecticut GO	5.000%	6/1/18		14,955	17,144
Connecticut GO	5.000%	7/15/18		10,000	11,501
1 Connecticut GO	0.930%	8/15/18		3,000	3,047
Connecticut GO	5.000%	11/1/18		1,000	1,158
1 Connecticut GO	0.540%	3/1/19		2,300	2,291
1 Connecticut GO	0.600%	3/1/19		2,000	2,004
1 Connecticut GO	1.150%	4/15/19		6,000	6,131
1 Connecticut GO	1.150%	5/15/19		5,000	5,112
Connecticut GO	5.000%	6/1/19		44,265	51,719
1 Connecticut GO	0.970%	9/15/19		4,000	4,081
1 Connecticut GO	0.700%	3/1/20		7,500	7,519
Connecticut GO	5.000%	6/15/20		17,975	21,371
Connecticut GO	5.000%	12/15/20		5,865	7,044
1 Connecticut GO PUT	0.700%	9/15/17		7,150	7,219
1 Connecticut GO PUT	1.400%	3/1/18		17,500	17,571
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17		2,090	2,318
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18		3,500	3,980
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19		4,270	4,943
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15		1,975	2,037
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16		5,085	5,466
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17		2,365	2,631
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15		20,810	21,091
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17		40,000	40,217
1 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	0.652%	7/1/19		15,000	15,044
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		3,000	3,288
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		9,000	9,895
3 Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		6,600	7,227
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16		5,300	5,612
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16	(2)	7,745	8,376
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/17		5,000	5,487
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18		1,475	1,707
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19		4,915	5,816
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		4,085	4,880
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21		11,340	13,668
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20		200	237
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22		400	481
New Haven CT GO	5.000%	8/1/20	(4)	2,015	2,361
					524,766

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Delaware (0.2%)
Delaware GO	5.000%	7/1/17		5,250	5,872
Delaware GO	5.000%	10/1/18		3,540	4,106
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/18		6,155	6,941
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19		3,760	4,339
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20		225	265
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20		2,575	3,023
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		250	297
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		2,295	2,720
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		325	389
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		3,000	3,583
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16		4,485	4,835
University of Delaware Revenue PUT	0.700%	5/1/16		8,750	8,787
					45,157
District of Columbia (0.4%)
District of Columbia Income Tax Revenue	5.000%	12/1/18		5,500	6,387
District of Columbia Income Tax Revenue	5.000%	12/1/18		5,250	6,097
District of Columbia Income Tax Revenue	5.000%	12/1/19		1,500	1,779
2 District of Columbia Income Tax Revenue TOB VRDO	0.060%	11/7/14		7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.200%	11/7/14	LOC	39,200	39,200
1 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.530%	12/1/14	(Prere.)	7,300	7,300
1 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.630%	6/1/16		6,000	6,014
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15		3,375	3,485
					77,687
Florida (4.5%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14		4,390	4,406
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15		5,000	5,227
Boynton Beach FL Utility System Revenue	5.500%	11/1/18	(14)	3,125	3,534
Broward County FL Airport System Revenue	5.000%	10/1/16		700	760
Broward County FL Airport System Revenue	5.000%	10/1/19		750	876
Broward County FL Airport System Revenue	5.000%	10/1/19		500	584
Broward County FL Airport System Revenue	5.000%	10/1/20		1,060	1,257
Broward County FL Airport System Revenue	5.000%	10/1/21		480	575
Broward County FL School Board COP	5.000%	7/1/18		4,400	4,993
Broward County FL School Board COP	5.000%	7/1/19		8,140	9,415
2 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.060%	11/7/14		5,665	5,665
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/15	(14)	12,675	12,880
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	4.000%	6/1/15		2,500	2,555
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		5,000	5,140
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		45,000	46,258
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		15,150	16,224
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		22,000	23,560
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17	(14)	1,100	1,211
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		19,000	21,150
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18		6,000	6,796
1 Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	1.300%	6/1/15		4,100	4,121
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17		35,445	39,229
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18		36,770	41,646
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19		19,150	22,117
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16		3,000	3,052
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19		2,500	2,573
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15		3,750	3,766
Florida Board of Education Lottery Revenue	5.000%	7/1/15		8,830	9,116
Florida Board of Education Lottery Revenue	5.000%	7/1/15	(14)	9,555	9,864
Florida Board of Education Lottery Revenue	5.000%	7/1/16		7,500	8,075
Florida Board of Education Lottery Revenue	5.000%	7/1/17		2,500	2,793
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17		13,700	15,278
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18		11,240	12,881
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18		3,615	4,143
2 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.060%	11/7/14		7,995	7,995
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15		6,415	6,623
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18		8,585	9,835
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19		9,015	10,543
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	(ETM)	24,050	24,827
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15		2,135	2,226
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16		3,290	3,562
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19		2,800	3,270

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Florida Turnpike Authority Revenue	5.000%	7/1/16		3,480	3,746
	Florida Turnpike Authority Revenue	5.000%	7/1/19		10,000	11,715
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14		2,000	2,004
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16		2,000	2,186
	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19		3,000	3,513
2	Highlands County FL Health Facilities Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.060%	11/7/14	(13)	18,130	18,130
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16		2,505	2,708
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16		4,675	5,088
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16		1,500	1,633
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17		1,000	1,126
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,600	1,901
	Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	11/7/14		5,500	5,500
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/16		15,000	16,308
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18		1,200	1,384
	Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16		1,185	1,286
	Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16	(4)	3,750	4,071
1	Lakeland FL Energy System Revenue	0.800%	10/1/17		10,000	10,046
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/16		200	213
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17		200	217
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18		385	423
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18		1,125	1,208
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19		1,650	1,883
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		400	464
2	Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.060%	11/7/14	(13)	8,700	8,700
2	Miami-Dade County FL Building Better Communities GO TOB VRDO	0.050%	11/7/14	LOC	16,060	16,060
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18		2,000	2,283
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19		1,900	2,210
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		1,500	1,772
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		2,525	2,982
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		1,000	1,195
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		2,250	2,675
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22		625	746
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19		1,000	1,142
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20		2,180	2,401
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21		1,300	1,509
	Miami-Dade County FL School Board COP	5.000%	5/1/15	(ETM)	4,000	4,097
	Miami-Dade County FL School Board COP	5.000%	8/1/18		4,850	5,532
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16		7,000	7,450
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.490%	11/6/14	LOC	15,760	15,760
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.490%	11/6/14	LOC	15,760	15,760
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.530%	11/6/14	LOC	12,690	12,690
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.510%	12/11/14	LOC	27,245	27,245
2	Miami-Dade County FL School Board COP TOB VRDO	0.150%	11/7/14	(12)	26,500	26,500
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17		1,110	1,234
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19		1,250	1,457
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	(4)	2,000	2,331
2	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.090%	11/7/14	(4)	3,800	3,800
2	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.150%	11/7/14	(4)	13,995	13,995
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16		1,000	1,082
	Orange County FL Health Facilities Authority Hospital Revenue
	(Orlando Regional Healthcare System)	6.250%	10/1/18	(14)	5,770	6,684
	Orange County FL School Board COP	5.000%	8/1/15		2,000	2,072
	Orange County FL School Board COP	5.000%	8/1/16		700	754
	Orange County FL School Board COP	5.000%	8/1/17		1,500	1,669
	Orange County FL School Board COP	5.000%	8/1/18		1,400	1,598
	Orange County FL School Board COP	5.000%	8/1/19		1,765	2,054
	Orange County FL Tourist Development Revenue	5.000%	10/1/16		16,260	17,652
	Orange County FL Tourist Development Revenue	5.000%	10/1/20		2,525	2,964
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17		2,000	2,230
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17		4,690	5,230
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18		2,785	3,190
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18		9,000	10,310
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19		3,770	4,409
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19		10,725	12,542
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15		3,500	3,655
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15		3,365	3,514
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16		5,250	5,709

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17		3,000	3,380
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19		5,500	6,486
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15	(14)	3,000	3,117
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18		750	819
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19		1,000	1,097
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20		850	977
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21		1,165	1,337
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18		635	682
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19		2,740	3,082
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20		1,500	1,701
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21		750	851
2 Palm Beach County FL School Board COP TOB VRDO	0.060%	11/7/14		11,400	11,400
2 Palm Beach County FL School Board COP TOB VRDO	0.090%	11/7/14		6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,189
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18		750	857
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21		1,500	1,811
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19	(14)	3,595	4,230
Sunrise FL Utility System Revenue	5.200%	10/1/20	(Prere.)	7,255	8,579
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15		10,000	10,396
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19		2,390	2,763
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19		2,360	2,728
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20		2,830	3,315
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20		1,185	1,388
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21		2,090	2,469
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21		1,500	1,772
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		1,650	1,935
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16		3,000	3,281
Tampa FL Hospital Revenue	4.000%	7/1/18		1,625	1,765
Tampa FL Hospital Revenue	5.000%	7/1/19		1,755	2,001
Tampa FL Hospital Revenue	4.000%	7/1/20		1,100	1,211
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/15		4,305	4,456
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/16		4,515	4,910
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/17		4,505	5,075
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19		1,165	1,371
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20		1,825	2,178
					896,907
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18		2,520	2,853
Atlanta GA Airport Revenue	5.000%	1/1/18		8,500	9,611
Atlanta GA Airport Revenue	5.000%	1/1/18		500	565
Atlanta GA Airport Revenue	5.000%	1/1/19		1,675	1,938
Atlanta GA Airport Revenue	5.000%	1/1/20		1,205	1,415
Atlanta GA Airport Revenue	5.000%	1/1/21		750	890
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14		5,000	5,000
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16		9,385	10,243
1 Atlanta GA Water & Wastewater Revenue PUT	1.603%	11/1/18		47,300	48,591
2 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.150%	11/7/14		9,995	9,995
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.700%	8/23/18		9,000	9,364
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15		5,500	5,522
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15		8,500	8,534
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16		20,000	20,219
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17		13,000	13,241
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17		20,000	20,371
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18		5,250	5,324
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19		3,500	3,575

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,214
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,661
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,214
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,776
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,377
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,133
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,422
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	290
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	411
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,103
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,160
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,742
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,203
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,153
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,527
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,174
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,484
Floyd County GA Development Authority Revenue
(Georgia Power Co. Plant Hammond Project) PUT	0.850%	11/19/15	2,500	2,509
2 Fulton County GA Development Authority Revenue
(Piedmont Healthcare Inc. Project) TOB VRDO	0.060%	11/7/14	11,415	11,415
Georgia GO	4.000%	1/1/15	2,360	2,375
Georgia GO	5.000%	7/1/16	5,000	5,388
Georgia GO	5.000%	7/1/16	9,500	10,237
Georgia GO	5.000%	7/1/16	20,000	21,551
Georgia GO	5.000%	10/1/16	1,910	2,079
Georgia GO	5.000%	7/1/17	2,840	3,175
Georgia GO	5.000%	7/1/17	13,695	15,310
Georgia GO	5.000%	7/1/18	12,050	13,875
Georgia GO	5.000%	7/1/18	2,340	2,694
Georgia GO	5.000%	7/1/18	23,330	26,863
Georgia GO	4.000%	11/1/18	11,000	12,346
Georgia GO	5.000%	12/1/18	7,800	9,079
Georgia GO	5.000%	9/1/20	10,100	12,171
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	4,230	4,629
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,535
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	4,073
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,158
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	884
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,768
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,531
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,127
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,125	8,709
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,750
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,192
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,883
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	5,020
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	16,070	16,951
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	5,350	5,761
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	7,140	7,724
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	2,078
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,814
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,160	1,292
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	2,330	2,633
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.330%	7/1/17	14,000	14,001
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.350%	7/1/17	17,500	17,502
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,057
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,580
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,849
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,692
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,446
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15	2,060	2,077
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	4,015	4,707
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	3,685	3,715
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	8,954
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,303
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,760

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20		1,000	1,189
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21		1,500	1,797
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22		1,000	1,204
						595,707
Guam (0.0%)
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20		350	403
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21		1,050	1,213
	Guam Power Authority Revenue	5.000%	10/1/18		475	536
	Guam Power Authority Revenue	5.000%	10/1/20		520	601
						2,753
Hawaii (0.7%)
	Hawaii GO	5.000%	6/1/16	(ETM)	3,115	3,345
	Hawaii GO	5.000%	6/1/16		13,920	14,951
	Hawaii GO	5.000%	12/1/18		17,250	20,047
	Hawaii GO	5.000%	6/1/19		6,960	8,172
	Hawaii GO	5.000%	6/1/19		2,370	2,783
	Hawaii GO	5.000%	11/1/19		11,960	14,174
	Hawaii GO	5.000%	11/1/19		40,725	48,263
	Hawaii GO	5.000%	12/1/19		5,000	5,936
	Hawaii Highway Revenue	5.500%	7/1/18		2,000	2,332
	Hawaii Highway Revenue	5.000%	1/1/20		1,000	1,185
	Honolulu HI City & County GO	5.000%	8/1/17		4,130	4,628
	Honolulu HI City & County GO	5.000%	8/1/18		2,715	3,125
	Honolulu HI City & County GO	5.000%	11/1/18		4,000	4,634
	Honolulu HI City & County GO	5.000%	11/1/19		6,000	7,101
						140,676
Illinois (5.2%)
	Chicago IL Board of Education GO	5.000%	12/1/14		1,545	1,551
	Chicago IL Board of Education GO	5.000%	12/1/16		2,500	2,692
	Chicago IL Board of Education GO	5.000%	12/1/18	(12)	7,305	8,131
	Chicago IL Board of Education GO	5.250%	12/1/18	(14)	4,970	5,585
	Chicago IL Board of Education GO	5.000%	12/1/19	(2)	3,090	3,328
	Chicago IL Board of Education GO	5.250%	12/1/19	(14)(3)	1,000	1,130
	Chicago IL Board of Education GO	5.000%	12/1/20	(2)	2,000	2,155
	Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	1,250	1,425
1	Chicago IL Board of Education GO PUT	0.686%	6/2/16		25,750	25,424
[1,2]	Chicago IL Board of Education GO TOB PUT	0.580%	11/20/14	LOC	85,000	85,000
	Chicago IL GO	5.500%	1/1/16	(4)	6,070	6,402
	Chicago IL GO	5.000%	12/1/18		2,000	2,212
	Chicago IL GO	5.000%	1/1/19		5,750	6,205
	Chicago IL GO	5.000%	1/1/19	(4)	4,645	4,850
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18		5,000	5,785
	Chicago IL Midway Airport Revenue	5.000%	1/1/20		2,075	2,423
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17		7,500	8,206
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17		750	821
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17	(14)	4,540	4,992
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18		1,250	1,404
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18		1,950	2,168
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19		1,000	1,149
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19		1,170	1,323
2	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.140%	11/7/14	LOC	23,925	23,925
2	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.200%	11/7/14	(4)	21,135	21,135
2	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.160%	11/7/14		24,520	24,520
	Chicago IL Water Revenue	5.000%	11/1/18		675	768
	Cook County IL Forest Preservation District GO	5.000%	12/15/17		1,000	1,124
	Cook County IL Forest Preservation District GO	5.000%	12/15/18		1,000	1,149
	Cook County IL Forest Preservation District GO	5.000%	12/15/19		1,580	1,844
	Cook County IL GO	5.000%	11/15/18		2,000	2,274
	Cook County IL GO	5.000%	11/15/19		1,500	1,718
	Cook County IL GO	5.000%	11/15/20		1,500	1,735
	Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.050%	11/7/14	LOC	19,800	19,800
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15		5,000	5,023
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15		2,500	2,541
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		26,795	31,056
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20		5,850	6,812
2	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.060%	11/7/14		14,840	14,840
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.050%	11/7/14		6,500	6,500
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15		10,000	10,159
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17		3,275	3,629
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17		1,500	1,668

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
2 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.170%	11/7/14	(12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18		235	261
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19		1,115	1,246
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20		500	563
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20		2,940	3,308
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21		975	1,097
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16		4,270	4,584
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18		4,000	4,571
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19		4,205	4,865
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20		4,210	4,899
2 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.070%	11/3/14		2,100	2,100
Illinois Finance Authority Revenue (Northwestern University) VRDN VRDO	0.030%	11/7/14		6,700	6,700
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.030%	11/7/14		9,500	9,500
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		1,925	2,236
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16		1,500	1,602
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17		2,500	2,764
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.060%	11/7/14	LOC	12,200	12,200
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17		3,075	3,275
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15		1,500	1,556
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19		1,745	2,049
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20		7,000	8,332
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17		2,450	2,474
Illinois GO	1.000%	2/1/15		21,000	21,026
Illinois GO	5.000%	8/1/15		11,240	11,612
Illinois GO	5.500%	8/1/15	(14)	1,020	1,058
Illinois GO	5.500%	8/1/17	(14)	1,425	1,585
Illinois GO	5.000%	4/1/18		2,500	2,778
Illinois GO	5.000%	5/1/18		8,000	8,900
Illinois GO	5.000%	8/1/18		22,000	24,563
Illinois GO	5.250%	1/1/19		8,060	9,054
Illinois GO	5.000%	2/1/19		875	975
Illinois GO	5.000%	3/1/19		6,500	7,248
Illinois GO	5.000%	5/1/19		12,000	13,396
Illinois GO	5.000%	7/1/19		4,700	5,252
Illinois GO	5.000%	8/1/19		48,625	54,374
Illinois GO	5.000%	2/1/20		3,000	3,364
Illinois GO	5.000%	3/1/20		10,115	11,354
Illinois GO	5.000%	4/1/20		2,000	2,247
Illinois GO	5.000%	5/1/20		24,500	27,562
Illinois GO	5.000%	7/1/20		12,500	14,092
Illinois GO	5.000%	8/1/20		10,500	11,849
Illinois GO	5.000%	8/1/20	(4)	6,500	7,418
Illinois GO	5.000%	1/1/21	(4)	8,425	9,383
Illinois GO	5.000%	2/1/21		4,000	4,486
Illinois GO	5.000%	4/1/21		8,500	9,544
Illinois GO	5.000%	5/1/21		17,000	19,098
Illinois Sales Tax Revenue	5.000%	6/15/15		10,810	11,137
Illinois Sales Tax Revenue	5.000%	6/15/16		10,000	10,746
Illinois Sales Tax Revenue	5.000%	6/15/19		14,220	16,594
Illinois Sales Tax Revenue	5.000%	6/15/20		15,050	17,790
Illinois Toll Highway Authority Revenue	5.000%	1/1/15	(4)	17,970	18,117
Illinois Toll Highway Authority Revenue	5.000%	12/1/17		6,500	7,355
Illinois Toll Highway Authority Revenue	5.000%	12/1/18		7,000	8,108
Illinois Toll Highway Authority Revenue	5.000%	12/1/19		20,100	23,723
Illinois Toll Highway Authority Revenue	5.000%	12/1/20		20,000	23,920
Illinois Toll Highway Authority Revenue	5.000%	12/1/21		15,000	18,029
2 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.060%	11/7/14		7,915	7,915
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15		6,270	6,460
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15		3,000	3,162
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18		17,875	19,531
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/18		7,000	7,498
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19		3,500	3,600
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17	(14)	5,155	4,889
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	16,775	13,829
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22		2,500	2,731
2 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.160%	11/7/14	LOC	5,500	5,500
2 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.160%	11/7/14	(14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15		5,000	5,130
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16		10,000	10,657
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17		9,580	10,527

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18		1,875	2,111
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		6,600	7,749
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24		2,100	2,282
					1,022,786
Indiana (1.1%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16		4,810	5,195
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19		50	58
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/14		3,485	3,485
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15		2,515	2,633
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/15		3,570	3,738
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16		3,000	3,273
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21		2,380	2,697
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20		860	1,003
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18		10,445	11,884
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19		5,000	5,799
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		1,000	1,192
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19		1,650	1,890
Indiana Finance Authority Lease Revenue	5.000%	2/1/18		4,500	5,118
Indiana Finance Authority Lease Revenue	5.000%	2/1/19		3,700	4,310
Indiana Finance Authority Lease Revenue	5.000%	2/1/20		3,500	4,159
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18		825	916
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19		1,000	1,129
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20		1,300	1,485
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23		750	852
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17		7,625	8,400
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18		1,000	1,146
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19		335	393
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		375	446
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		380	455
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16		10,000	10,726
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15		14,825	15,239
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16		2,695	2,909
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17		7,000	7,149
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/1/17		8,000	8,714
Indiana Municipal Power Agency Revenue	5.000%	1/1/18		1,500	1,697
Indiana University Student Fee Revenue	5.000%	8/1/17		1,000	1,121
Indiana University Student Fee Revenue	5.000%	6/1/18		1,000	1,146
Indiana University Student Fee Revenue	5.000%	8/1/18		4,000	4,604
Indiana University Student Fee Revenue	5.000%	6/1/19		1,500	1,759
Ivy IN Tech Community College Revenue	5.000%	7/1/19		850	990
Ivy IN Tech Community College Revenue	5.000%	7/1/20		500	591
Purdue University Indiana COP VRDO	0.030%	11/7/14		5,750	5,750
Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16		1,500	1,603
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16		1,300	1,400
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17		1,000	1,118
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18		5,500	5,533
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17		3,455	3,641
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17		3,520	3,742
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18		3,590	3,840
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18		3,665	3,943
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19		3,740	4,034
2 Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.060%	11/7/14		14,210	14,210
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17		5,000	5,528
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19		30,000	30,165
					212,808
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19		5,675	6,424
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15	(12)	2,395	2,426
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16	(12)	1,655	1,749
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16		2,320	2,487
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19		4,075	4,704
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19		45,500	48,606
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17		1,300	1,430
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15		5,620	5,867
					73,693

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas (0.3%)
Burlington KS Environmental Improvement Revenue
(Kansas City Power & Light Co. Project) VRDO	0.050%	11/7/14	LOC	18,850	18,850
1 Kansas Department of Transportation Highway Revenue	0.342%	9/1/17		4,000	4,000
1 Kansas Department of Transportation Highway Revenue	0.422%	9/1/18		3,500	3,501
1 Kansas Department of Transportation Highway Revenue	0.502%	9/1/19		3,000	3,003
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17		1,000	1,095
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18		1,035	1,164
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19		1,150	1,319
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15		2,895	2,918
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		5,615	5,916
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		5,670	6,210
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18		2,420	2,755
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15		2,000	2,070
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15	(ETM)	4,000	4,201
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17	(ETM)	1,130	1,279
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18	(ETM)	2,250	2,610
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19		500	584
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20		1,565	1,848
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		750	894
					64,217
Kentucky (0.7%)
1 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	1.800%	2/1/17		11,675	11,734
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18		2,500	2,870
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.070%	11/3/14	LOC	10,100	10,100
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14		17,000	17,022
Kentucky Property & Building Commission Revenue	5.250%	10/1/15	(4)	40,000	41,836
Kentucky Property & Building Commission Revenue	5.250%	10/1/16	(4)	6,100	6,658
Kentucky Property & Building Commission Revenue	5.000%	11/1/16		5,340	5,822
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17		27,800	30,672
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18		2,500	2,866
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17		5,000	4,982
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17		9,500	9,640
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/16		990	1,051
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/18		1,100	1,232
					146,485
Louisiana (0.8%)
1 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.606%	8/1/18		25,000	25,018
Ernest N. Morial–New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18		1,040	1,144
Ernest N. Morial–New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19		1,190	1,370
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.577%	5/1/17		44,500	44,608
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.577%	5/1/18		12,500	12,517
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.657%	5/1/18		5,000	5,030
Louisiana GO	5.000%	8/1/16		5,000	5,408
Louisiana GO	5.250%	8/1/16	(14)	5,000	5,188
Louisiana Highway Improvement Revenue	5.000%	6/15/18		1,325	1,519
Louisiana Highway Improvement Revenue	5.000%	6/15/19		1,000	1,172
Louisiana Highway Improvement Revenue	5.000%	6/15/20		1,325	1,577
Louisiana Highway Improvement Revenue	5.000%	6/15/21		1,100	1,323
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38		1,655	1,754
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15		5,000	5,057
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17		4,125	4,158
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15	(4)	1,320	1,357
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15		2,250	2,291
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18		1,050	1,198
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19		1,250	1,454
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20		1,100	1,299
New Orleans LA GO	5.000%	12/1/18		4,065	4,602
New Orleans LA Sewage Service Revenue	5.000%	6/1/18		500	564

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Orleans LA Sewage Service Revenue	5.000%	6/1/19		500	574
New Orleans LA Sewage Service Revenue	5.000%	6/1/22		1,595	1,869
New Orleans LA Water Revenue	5.000%	12/1/20		400	464
New Orleans LA Water Revenue	5.000%	12/1/22		1,500	1,755
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		9,220	9,912
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19		2,500	2,840
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20		8,085	9,323
					156,345
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16		4,225	4,578

Maryland (3.0%)
Anne Arundel County MD GO	5.000%	4/1/19		6,960	8,147
Anne Arundel County MD GO	5.000%	4/1/19		7,615	8,913
Anne Arundel County MD GO	5.000%	4/1/19		2,640	3,090
Baltimore County MD GO	5.000%	2/1/18		2,900	3,299
Baltimore County MD GO	5.000%	2/1/18		9,000	10,239
Baltimore County MD GO	5.000%	2/1/20		2,100	2,503
Baltimore County MD GO	5.000%	10/15/21		10,400	12,599
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17		500	564
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18		2,280	2,639
Howard County MD GO	5.000%	2/15/17		3,450	3,805
Howard County MD GO	5.000%	2/15/18		3,895	4,436
Howard County MD GO	5.000%	2/15/19		3,830	4,472
Howard County MD GO	5.000%	8/15/19		5,000	5,898
Howard County MD GO	5.000%	2/15/20		4,475	5,338
Maryland Department of Transportation Revenue	4.000%	5/15/15		6,250	6,381
Maryland Department of Transportation Revenue	5.000%	5/1/18		3,250	3,722
Maryland Department of Transportation Revenue	5.000%	5/1/19		14,000	16,407
Maryland Department of Transportation Revenue	5.000%	12/1/20		15,495	18,703
Maryland GO	5.000%	3/1/16		10,000	10,629
Maryland GO	5.000%	11/1/16		15,350	16,762
Maryland GO	5.000%	8/1/17		5,000	5,605
Maryland GO	5.000%	8/1/17		5,070	5,684
Maryland GO	5.000%	8/1/17		26,445	29,646
Maryland GO	5.000%	8/1/17		8,495	9,523
Maryland GO	5.000%	8/15/17	(Prere.)	2,795	3,133
Maryland GO	5.000%	3/1/18		1,150	1,312
Maryland GO	5.250%	3/1/18		2,400	2,757
Maryland GO	5.000%	8/1/18		24,160	27,881
Maryland GO	5.000%	8/1/18		28,795	33,230
Maryland GO	5.000%	11/1/18		2,525	2,933
Maryland GO	5.000%	3/15/19		7,625	8,923
Maryland GO	5.000%	11/1/19		4,265	5,062
Maryland GO	5.000%	3/1/20		34,535	41,230
Maryland GO	5.000%	3/1/20		10,000	11,939
Maryland GO	4.500%	8/1/20		4,215	4,950
Maryland GO	5.000%	3/1/21	(Prere.)	3,745	4,541
Maryland GO	5.000%	8/1/21		30,000	36,539
Maryland GO	5.000%	8/1/26		28,995	33,758
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18		835	916
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19		850	943
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20		1,000	1,165
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.252%	11/15/16		2,000	2,020
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.932%	11/15/17		5,955	5,983
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.932%	11/15/17		19,750	19,843
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.682%	5/15/18		5,300	5,296
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.702%	5/15/18		9,500	9,500
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18		1,095	1,260
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/17		1,500	1,671
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/18		1,400	1,598
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/19		1,400	1,627
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/15		5,900	6,086
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/19		2,500	2,863

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/20		3,150	3,643
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/21		7,045	8,160
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/22		5,000	5,805
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15		9,995	10,319
Montgomery County MD GO	5.000%	11/1/16		4,730	5,165
Montgomery County MD GO	5.000%	8/1/17		12,100	13,564
Montgomery County MD GO	5.000%	7/1/18		32,050	36,904
Montgomery County MD GO	5.000%	7/1/18		3,400	3,915
Montgomery County MD GO	5.000%	8/1/18		2,000	2,308
Montgomery County MD GO	5.000%	11/1/19		2,840	3,371
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16		2,630	2,783
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17		4,000	4,459
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18		2,735	3,142
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20		5,000	5,998
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19		1,060	1,073
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.375%	7/1/21		4,500	4,550
					593,122
Massachusetts (4.5%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18		1,250	1,438
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18	(Prere.)	10,000	11,511
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.170%	11/7/14		19,912	19,911
Massachusetts College Building Authority Revenue	5.000%	5/1/20		3,000	3,568
Massachusetts College Building Authority Revenue	5.000%	5/1/21		5,495	6,608
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.050%	11/7/14		46,695	46,695
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18		1,245	1,401
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19		1,215	1,387
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/15		1,200	1,231
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16		1,600	1,693
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17		2,060	2,233
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18		875	965
1 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.600%	9/30/16		11,000	11,039
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	(Prere.)	42,730	44,164
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20		800	951
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16		6,000	6,334
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.600%	1/30/18		8,935	8,932
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/16		2,475	2,614
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17		2,265	2,439
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19		2,000	2,174
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		3,200	3,474
1 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.330%	7/1/17		14,860	14,835
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		1,000	1,146
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20		5,000	5,982
Massachusetts GO	5.000%	11/1/14		2,350	2,350
Massachusetts GO	5.000%	3/1/15	(Prere.)	5,000	5,081
Massachusetts GO	5.000%	3/1/15	(Prere.)	3,840	3,902
Massachusetts GO	5.000%	8/1/15	(4)	10,000	10,365
1 Massachusetts GO	0.500%	9/1/15		11,500	11,522
1 Massachusetts GO	0.170%	2/1/16		37,185	37,188
1 Massachusetts GO	0.530%	2/1/16		15,645	15,649
Massachusetts GO	5.000%	10/1/16		6,800	7,395
1 Massachusetts GO	0.390%	1/1/17		11,750	11,763
1 Massachusetts GO	0.410%	2/1/17		7,500	7,516
Massachusetts GO	5.000%	10/1/17		27,000	30,434
Massachusetts GO	5.500%	11/1/17		2,100	2,404
Massachusetts GO	5.500%	12/1/17	(14)	3,255	3,737
1 Massachusetts GO	0.480%	1/1/18		10,000	10,045
Massachusetts GO	5.250%	8/1/18	(4)	5,060	5,874
Massachusetts GO	5.500%	8/1/18	(14)	2,000	2,340
Massachusetts GO	5.000%	10/1/18		30,000	34,710
Massachusetts GO	5.500%	10/1/18	(4)	10,200	11,997
Massachusetts GO	5.500%	10/1/18		4,955	5,828
Massachusetts GO	5.000%	12/1/18		30,000	34,863
Massachusetts GO	5.500%	12/1/19	(14)	9,160	11,110
Massachusetts GO	5.000%	4/1/20		45,000	53,577
Massachusetts GO	5.000%	8/1/20		33,155	39,713
Massachusetts GO	5.000%	8/1/21		40,500	49,046
Massachusetts GO	5.000%	11/1/23		10,000	12,123
Massachusetts GO	5.000%	6/1/24		10,000	11,805

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	5.000%	10/1/24		7,860	9,403
Massachusetts GO	5.000%	7/1/25		11,565	13,807
2 Massachusetts GO TOB VRDO	0.070%	11/3/14		6,900	6,900
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16		5,710	5,822
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17		2,000	2,001
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/19	(14)	500	518
Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical Center)	5.000%	7/15/22		500	522
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.060%	11/3/14		3,900	3,900
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17		5,000	5,603
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16		2,000	2,154
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/20		960	1,047
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/21		1,415	1,520
3 Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		5,750	6,317
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15		2,500	2,580
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17		9,560	10,641
Massachusetts Port Authority Revenue	5.500%	7/1/16	(4)	6,000	6,504
Massachusetts Port Authority Revenue	5.000%	7/1/17	(4)	6,600	7,358
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	1,930	2,004
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	5,230	5,430
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	16,725	17,363
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19		2,250	2,639
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19		15,000	17,695
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19		11,460	13,478
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18	(14)	10,000	9,720
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	17,000	15,680
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17		1,500	1,682
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18		1,810	1,956
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18		3,000	3,462
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18		2,065	2,402
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18		1,000	1,163
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19		4,500	5,313
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20		16,000	19,253
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21		4,580	5,578
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20		5,510	6,457
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.190%	11/7/14	(4)LOC	27,335	27,335
Massachusetts Water Resources Authority Revenue VRDO	0.070%	11/7/14		4,000	4,000
University of Massachusetts Building Authority Revenue	5.000%	11/1/16		7,555	8,244
University of Massachusetts Building Authority Revenue	5.000%	11/1/20		1,250	1,497
					894,010
Michigan (2.4%)
Detroit MI Water Supply System Revenue	5.000%	7/1/20		1,755	1,993
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17		625	677
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/18		1,225	1,344
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16		1,050	1,145
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17		1,500	1,687
Livonia MI Public Schools School District GO	5.000%	5/1/19	(15)	1,000	1,159
Livonia MI Public Schools School District GO	5.000%	5/1/20	(15)	3,365	3,955
Livonia MI Public Schools School District GO	5.000%	5/1/21	(15)	2,000	2,367
Michigan Building Authority Revenue	5.000%	10/15/16		2,750	2,986
Michigan Building Authority Revenue	5.000%	10/15/17		1,250	1,396
Michigan Finance Authority Revenue	5.000%	10/1/19		850	989
Michigan Finance Authority Revenue	5.000%	10/1/20		1,200	1,375
Michigan Finance Authority Revenue	5.000%	10/1/21		1,275	1,473
Michigan Finance Authority Revenue	5.000%	10/1/22		525	611
Michigan Finance Authority Revenue (Detroit School District)	2.850%	8/20/15		2,550	2,559
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16		885	937
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16		5,115	5,445
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16		4,000	4,258
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17		1,100	1,195
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	(14)	5,000	5,501
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17		5,000	5,468
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17		500	543
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18		1,000	1,107
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	(14)	6,000	6,740
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	(14)	5,500	6,178
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18		1,150	1,273
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	2,000	2,246
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	2,855	3,247
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	3,500	3,981

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	1,310	1,471
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	8,000	9,166
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	8,500	9,813
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	1,890	2,134
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	3,000	3,388
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	16,260	18,888
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	10,000	11,616
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(14)	3,000	3,445
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17		500	538
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18		500	540
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19		600	651
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17		1,150	1,262
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18		500	578
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19		1,500	1,770
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/17		1,225	1,344
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18		50,500	57,951
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19		39,000	45,764
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22		11,350	12,194
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23		12,365	12,414
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.040%	11/7/14	LOC	9,730	9,730
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17		5,000	5,628
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23		7,330	8,405
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17		12,845	13,092
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18		11,750	11,898
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15		2,000	2,088
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16		6,140	6,577
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18		6,375	7,262
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19		3,350	3,864
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15		1,000	1,050
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17		5,000	5,795
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15		2,315	2,418
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18		400	462
Michigan State University Revenue	5.000%	2/15/15		3,910	3,965
Michigan State University Revenue	5.000%	8/15/15		1,000	1,038
Michigan State University Revenue	5.000%	2/15/17		6,135	6,763
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16		7,425	7,955
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16		20,000	20,371
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/17		250	269
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18		500	551
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/19		1,000	1,159
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20		800	942
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21		600	714
3 Royal Oak City MI School District GO	5.000%	5/1/20		1,250	1,475
3 Royal Oak City MI School District GO	5.000%	5/1/21		600	715
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.250%	8/1/16		5,000	5,409
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/17		1,400	1,561
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19		1,500	1,744
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20		1,200	1,414
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16		2,385	2,527
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17		2,880	3,125
1 Saline MI Area Schools GO PUT	0.600%	11/2/15		9,285	9,279
University of Michigan Revenue	4.000%	4/1/16		10,650	11,211
University of Michigan Revenue	4.000%	4/1/17		11,385	12,344
University of Michigan University Revenue VRDO	0.030%	11/7/14		44,900	44,900
					486,462
Minnesota (0.8%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15		1,245	1,269
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15		1,700	1,783
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16		1,900	2,077
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.100%	11/3/14	(4)	24,325	24,325
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		350	418
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		1,000	1,202
Minnesota 911 Revenue	5.000%	6/1/18		2,320	2,652

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minnesota General Fund Revenue	5.000%	3/1/19		6,410	7,461
Minnesota GO	5.000%	12/1/14		8,145	8,178
Minnesota GO	5.000%	10/1/15		13,970	14,590
Minnesota GO	5.000%	12/1/15		8,145	8,570
Minnesota GO	5.000%	10/1/16	(ETM)	50	54
Minnesota GO	5.000%	10/1/16		4,950	5,388
Minnesota GO	5.000%	12/1/16		8,150	8,929
Minnesota GO	5.000%	10/1/17	(ETM)	35	39
Minnesota GO	5.000%	10/1/17		2,240	2,525
Minnesota GO	5.000%	8/1/18		8,375	9,665
Minnesota GO	5.000%	8/1/18		3,825	4,414
Minnesota GO	5.000%	8/1/18		3,000	3,462
Minnesota GO	5.000%	11/1/19		2,000	2,374
Minnesota GO	5.000%	8/1/21		6,000	7,297
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.110%	11/7/14		10,645	10,645
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20		2,000	2,364
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21		1,250	1,497
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18		8,500	9,688
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20		1,340	1,570
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21		1,195	1,408
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22		1,580	1,864
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15		1,170	1,198
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16		1,250	1,335
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17		1,000	1,107
3 St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/22		2,800	3,318
University of Minnesota Revenue	5.000%	8/1/17		3,215	3,602
University of Minnesota Revenue	5.000%	12/1/17		10,000	11,319
					167,587
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/18		10,340	11,828
DeSoto County MS School District GO	5.000%	5/1/19		8,000	9,354
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.080%	11/3/14		11,345	11,345
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.125%	9/1/17		1,250	1,253
Mississippi GO	5.250%	11/1/14		8,970	8,970
Mississippi GO	5.000%	11/1/15	(14)	7,475	7,835
1 Mississippi GO	0.580%	9/1/17		5,345	5,348
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15		1,500	1,550
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17		2,500	2,798
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.060%	11/7/14		16,000	16,000
					76,281
Missouri (0.8%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19		2,000	2,305
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20		1,000	1,165
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17		3,270	3,699
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18		2,225	2,581
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18		1,445	1,676
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19		805	954
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20		2,000	2,407
Kansas City MO Airport Revenue	5.000%	9/1/18		1,500	1,717
Kansas City MO Airport Revenue	5.000%	9/1/19		2,715	3,164
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19		17,225	20,350
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.070%	11/3/14		13,250	13,250
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20		1,300	1,416
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17		4,200	4,261
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19		750	846
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20		870	987
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21		1,420	1,614
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/16		1,500	1,582
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/17		1,500	1,631

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18		2,890	3,205
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19		3,040	3,430
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20		3,085	3,487
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Louis University) VRDO	0.070%	11/3/14	LOC	2,550	2,550
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		7,295	8,742
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		43,310	51,901
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18		5,400	5,450
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18		1,295	1,475
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17		2,000	2,167
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18		4,000	4,434
					152,446
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16		5,870	6,185
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17		5,305	5,810
					11,995
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15		5,000	5,215
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/18		500	563
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/19		750	822
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/20		600	657
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19		1,500	1,736
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20		1,350	1,587
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43		4,545	4,725
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43		4,150	4,357
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44		5,270	5,513
Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44		6,000	6,585
Nebraska Public Power District Revenue	4.000%	1/1/15		1,000	1,006
Nebraska Public Power District Revenue	5.000%	1/1/16		1,000	1,056
Nebraska Public Power District Revenue	5.000%	1/1/17		1,000	1,097
Nebraska Public Power District Revenue	5.000%	1/1/18		1,500	1,699
Nebraska Public Power District Revenue	5.000%	1/1/19		1,000	1,161
Nebraska Public Power District Revenue	5.000%	1/1/19		1,000	1,161
University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18		8,850	10,088
University of Nebraska Student Fee Revenue	5.000%	7/1/18		1,500	1,722
					50,750
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17		1,915	2,096
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19		1,030	1,164
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		1,165	1,329
Clark County NV Airport Improvement Revenue	5.000%	7/1/18		32,000	36,559
Clark County NV School District GO	5.000%	6/15/15	(4)	17,760	18,294
Clark County NV School District GO	5.000%	6/15/15	(2)	5,020	5,171
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14	(14)	5,905	5,932
Nevada Unemployment Compensation Revenue	4.000%	6/1/15		5,500	5,624
Nevada Unemployment Compensation Revenue	4.000%	12/1/15		6,250	6,509
Nevada Unemployment Compensation Revenue	5.000%	12/1/17		6,000	6,801
					89,479
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15		2,475	2,492
Manchester NH General Airport Revenue	5.000%	1/1/15		1,470	1,480
Manchester NH General Airport Revenue	5.000%	1/1/22		6,820	7,708
New Hampshire GO	5.000%	8/15/17		3,200	3,591
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16		4,280	4,632
					19,903
New Jersey (4.6%)
Atlantic City NJ GO	5.000%	11/1/19		3,315	3,426
Atlantic City NJ GO	5.000%	12/1/19		6,995	7,358
Atlantic City NJ GO	5.000%	11/1/20		4,025	4,118
Atlantic City NJ GO	5.000%	12/1/20		7,185	7,501
Atlantic City NJ GO	5.000%	11/1/21		3,020	3,048
Atlantic City NJ GO	5.000%	12/1/21		1,970	2,035

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
3 Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20		2,040	2,342
3 Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21		2,460	2,833
3 Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22		2,295	2,650
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.050%	11/7/14	LOC	3,000	3,000
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17		3,000	3,127
Jersey City NJ BAN	2.000%	12/12/14		3,300	3,304
Jersey City NJ BAN	2.000%	12/12/14		10,000	10,013
New Jersey Building Authority Revenue	5.000%	6/15/15		7,650	7,870
New Jersey COP	5.000%	6/15/16		6,695	7,173
New Jersey Economic Development Authority Revenue	5.000%	3/1/18		14,425	16,061
New Jersey Economic Development Authority Revenue	5.000%	3/1/19		29,800	33,652
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16		5,500	5,872
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18		7,235	8,127
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19		8,000	9,104
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20		7,000	8,061
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.000%	6/1/15		2,525	2,583
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.000%	6/1/16		2,905	3,068
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.000%	6/1/17		3,525	3,801
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.630%	2/1/15		9,000	9,000
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.750%	2/1/16		9,500	9,587
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16		32,425	35,228
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.950%	2/1/17		14,000	14,037
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17		6,450	7,138
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17		7,500	8,299
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17		14,300	15,934
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18	(14)	5,000	5,759
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19		15,000	16,939
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19		16,780	19,166
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20		9,235	10,517
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20		7,745	8,866
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20	(2)	9,670	11,260
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		18,470	21,105
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	0.150%	11/7/14	LOC	10,000	10,000
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/15		11,255	11,512
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19		1,000	1,132
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	9/1/17		2,500	2,766
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17		5,095	5,702
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18		5,345	6,167
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18		2,500	2,579
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14	(ETM)	5,015	5,040
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15		5,530	5,693
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17		2,625	2,900
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18		4,550	5,104
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19		10,255	11,435
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20		1,500	1,661
New Jersey GO	5.000%	8/15/16		12,120	13,077
New Jersey GO	5.000%	8/15/17		11,660	12,976
New Jersey GO	5.000%	6/1/18		5,000	5,675
New Jersey GO	5.000%	8/15/19		8,395	9,707
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18		2,500	2,828
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/17		2,000	2,210
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18		1,000	1,124
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/22		3,550	3,959
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17		2,595	2,823
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18		3,605	3,994
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17		1,000	1,069
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/18		2,000	2,268

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/19		2,000	2,308
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21		2,000	2,343
2 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.200%	11/7/14	(12)	9,255	9,255
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14		12,655	12,706
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15		15,860	16,549
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15		2,500	2,628
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16		9,990	10,851
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16		3,810	4,138
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.050%	11/7/14		12,100	12,100
New Jersey Transportation Corp. GAN	5.000%	9/15/20		22,550	26,116
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15	(Prere.)	19,130	19,707
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		10,000	11,121
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		30,000	33,364
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		7,500	8,341
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18		2,500	2,800
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18		15,810	17,903
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19		2,815	3,185
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		31,245	35,605
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		14,635	16,719
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,000	5,850
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,800	6,786
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		4,875	5,667
New Jersey Transportation Trust Fund Authority Transportation System Revenue VRDO	0.050%	11/7/14	LOC	6,000	6,000
1 New Jersey Turnpike Authority Revenue	0.600%	1/1/18		40,000	39,984
New Jersey Turnpike Authority Revenue	5.000%	1/1/20		750	879
New Jersey Turnpike Authority Revenue	5.000%	1/1/21		1,000	1,183
1 New Jersey Turnpike Authority Revenue PUT	0.580%	1/1/16		5,000	5,012
1 New Jersey Turnpike Authority Revenue PUT	0.670%	1/1/17		10,000	10,037
1 New Jersey Turnpike Authority Revenue PUT	0.730%	1/1/18		10,000	10,035
1 New Jersey Turnpike Authority Revenue PUT	0.730%	1/1/18		15,000	15,054
Rutgers State University New Jersey Revenue	5.000%	5/1/19		1,000	1,167
Rutgers State University New Jersey Revenue	5.000%	5/1/19		1,000	1,167
Rutgers State University New Jersey Revenue	5.000%	5/1/20		2,000	2,373
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15		2,000	2,045
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41		250,000	61,090
					908,431
New Mexico (0.7%)
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		2,000	2,387
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		3,225	3,849
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,800	2,155
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		6,580	7,877
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		1,130	1,369
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		5,450	6,605
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17		4,500	4,559
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16		10,000	10,647
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16		7,000	7,509
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17		5,000	5,494
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17		9,000	10,041
New Mexico GO	5.000%	3/1/16		19,290	20,509
2 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.060%	11/7/14		6,660	6,660
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.672%	2/1/18		5,000	5,022
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.722%	8/1/18		5,200	5,227
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	0.852%	8/1/19		37,500	37,761
New Mexico Severance Tax Revenue	5.000%	7/1/17		6,015	6,717
					144,388
New York (14.7%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	0.070%	11/7/14	LOC	4,480	4,480
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16		1,195	1,285
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	(ETM)	1,690	1,731
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,945	1,992
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17		1,125	1,248
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17		3,000	3,329

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hempstead NY GO	3.000%	4/15/15	5,260	5,329
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18	2,000	2,255
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	1,500	1,724
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,282
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	1,000	1,141
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	4,106
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,333
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.050%	11/7/14	21,550	21,550
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/20	4,640	5,382
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,852
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,905
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,237
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,000	1,135
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	411
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,561
New York City NY GO	5.000%	8/1/15	26,260	27,207
New York City NY GO	5.000%	8/1/15	10,815	11,205
New York City NY GO	5.000%	8/15/15	17,910	18,590
New York City NY GO	5.000%	9/1/15	21,325	22,179
New York City NY GO	5.000%	2/1/16	1,000	1,059
New York City NY GO	5.000%	3/1/16	2,500	2,657
New York City NY GO	5.000%	3/1/16	10,795	11,472
New York City NY GO	5.000%	4/1/16	3,500	3,732
New York City NY GO	5.000%	8/1/16	16,925	18,283
New York City NY GO	5.000%	8/1/16	27,500	29,706
New York City NY GO	5.000%	8/1/16	7,150	7,724
New York City NY GO	5.000%	8/1/16	5,000	5,401
New York City NY GO	5.000%	8/1/16	1,000	1,080
New York City NY GO	5.000%	8/1/16	1,000	1,080
New York City NY GO	5.000%	8/1/17	3,800	4,242
New York City NY GO	5.000%	8/1/17	6,000	6,698
New York City NY GO	5.000%	8/1/17	13,590	15,171
New York City NY GO	5.000%	8/1/17	9,750	10,884
New York City NY GO	5.000%	8/1/17	8,185	9,137
New York City NY GO	5.000%	10/1/17	2,500	2,805
New York City NY GO	5.000%	10/1/17	5,150	5,779
New York City NY GO	5.000%	8/1/18	6,000	6,887
New York City NY GO	5.000%	8/1/18	4,650	5,337
New York City NY GO	5.000%	8/1/18	3,250	3,730
New York City NY GO	5.000%	8/1/18	13,030	14,955
New York City NY GO	5.000%	8/1/18	25,315	29,056
New York City NY GO	5.000%	8/1/18	6,000	6,887
New York City NY GO	5.000%	8/1/18	5,000	5,739
New York City NY GO	5.000%	8/1/18	7,500	8,608
New York City NY GO	5.000%	10/1/18	7,650	8,819
New York City NY GO	4.000%	8/1/19	12,165	13,642
New York City NY GO	5.000%	8/1/19	7,225	8,433
New York City NY GO	5.000%	8/1/19	20,155	23,526
New York City NY GO	5.000%	8/1/19	15,000	17,509
New York City NY GO	5.000%	8/1/19	8,000	9,338
New York City NY GO	5.000%	8/1/19	15,000	17,509
New York City NY GO	5.000%	8/1/19	5,830	6,805
New York City NY GO	5.000%	8/1/19	5,000	5,836
New York City NY GO	5.000%	8/1/19	5,000	5,836
New York City NY GO	5.000%	8/1/20	20,000	23,692
New York City NY GO	5.000%	8/1/20	4,500	5,331
New York City NY GO	5.000%	10/1/20	4,375	5,194
1 New York City NY GO	0.430%	8/1/21	4,650	4,651
1 New York City NY GO	0.520%	8/1/21	6,350	6,352
New York City NY GO	5.000%	8/1/21	11,985	14,323

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/21		2,000	2,390
New York City NY GO	5.000%	8/1/21		4,000	4,780
1 New York City NY GO	0.600%	8/1/25		5,500	5,499
1 New York City NY GO	0.450%	8/1/27		18,500	18,501
New York City NY GO VRDO	0.070%	11/3/14		7,000	7,000
New York City NY GO VRDO	0.070%	11/3/14		33,200	33,200
New York City NY GO VRDO	0.070%	11/3/14		2,900	2,900
New York City NY GO VRDO	0.070%	11/3/14		4,100	4,100
New York City NY GO VRDO	0.070%	11/3/14		27,065	27,065
New York City NY GO VRDO	0.060%	11/7/14		30,000	30,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17		8,150	8,968
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21		3,000	3,556
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.750%	11/1/16		8,000	8,004
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16		8,865	8,868
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.200%	11/1/17		25,640	25,759
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18		2,390	2,396
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18		10,010	10,031
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18		3,500	3,982
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19		4,300	4,972
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20		4,760	5,579
2 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.200%	11/7/14		10,000	10,000
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.050%	11/7/14	LOC	13,570	13,570
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18		4,180	4,582
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19		16,385	19,223
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19		3,000	3,402
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		3,700	3,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		1,300	1,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		10,400	10,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		43,900	43,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		10,200	10,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		4,500	4,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		11,400	11,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	11/7/14		5,600	5,600
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21		19,510	23,866
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19		1,000	1,169
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	(ETM)	2,720	2,720
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14		2,890	2,890
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		8,000	8,388
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		10,115	11,049
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	(ETM)	24,805	27,072
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		18,680	20,405
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17		2,500	2,752
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		7,000	7,897
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		20,000	22,563
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		16,500	17,284
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		20,000	22,563
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		7,455	8,630
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18		11,950	13,847
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		8,560	10,085
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		25,115	29,590
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		6,395	7,529
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		8,925	10,508
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		3,090	3,684
New York City NY Trust for Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.040%	11/7/14		6,465	6,465
New York City NY Trust for Cultural Resources Revenue (Asia Society) VRDO	0.050%	11/7/14	LOC	9,945	9,945
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17		6,200	6,307
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17		6,250	6,939
2 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.070%	11/7/14		35,220	35,220
1 New York Metropolitan Transportation Authority Revenue	0.792%	11/1/16		3,495	3,521
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16		6,000	6,553
1 New York Metropolitan Transportation Authority Revenue	0.932%	11/1/17		2,950	2,985
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17		5,000	5,645
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17		7,000	7,902
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17		12,500	14,111
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		4,055	4,687
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		2,500	2,890
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		2,650	3,063
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		1,500	1,734
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		2,000	2,312

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		1,000	1,156
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		1,500	1,734
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		4,775	5,519
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18		1,255	1,451
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		9,535	11,199
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		1,000	1,175
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		2,530	2,972
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		4,725	5,550
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		8,930	10,489
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		1,100	1,292
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19	(14)	5,000	5,994
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		5,000	5,936
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		2,400	2,849
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,560	1,852
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		5,000	5,978
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		1,230	1,471
2	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.050%	11/7/14	(13)	6,805	6,805
2	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.060%	11/7/14	(13)	4,495	4,495
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.000%	11/1/19		9,300	9,454
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		4,600	5,515
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.430%	6/1/17		20,400	20,402
[1,3]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.280%	11/1/18		2,000	2,000
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.630%	11/1/19		21,000	20,997
[1,3]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.730%	11/1/19		9,070	9,069
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.070%	11/3/14	LOC	2,880	2,880
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17		2,500	2,822
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18		4,000	4,624
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19		3,500	4,111
	New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14		52,980	53,078
1	New York Metropolitan Transportation Authority Revenue PUT	0.752%	11/1/15		11,925	11,967
1	New York Metropolitan Transportation Authority Revenue PUT	0.802%	11/1/16		12,500	12,595
1	New York Metropolitan Transportation Authority Revenue PUT	0.952%	11/1/16		15,000	15,158
1	New York Metropolitan Transportation Authority Revenue PUT	0.575%	5/15/17	(4)	17,500	17,513
1	New York Metropolitan Transportation Authority Revenue PUT	0.452%	11/1/17		2,280	2,286
1	New York Metropolitan Transportation Authority Revenue PUT	0.942%	11/1/17		8,845	8,939
[1,3]	New York Metropolitan Transportation Authority Revenue PUT	0.000%	11/15/17		44,600	44,564
1	New York Metropolitan Transportation Authority Revenue PUT	0.705%	5/15/18	(4)	14,000	14,033
	New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17	(ETM)	2,360	2,571
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18	(ETM)	2,105	2,422
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19	(ETM)	2,180	2,562
	New York State Dormitory Authority Revenue (Cornell University) VRDO	0.050%	11/7/14		17,330	17,330
	New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16		9,000	9,654
2	New York State Dormitory Authority Revenue (Fordham University) TOB VRDO	0.060%	11/7/14	(13)	3,500	3,500
	New York State Dormitory Authority Revenue (Fordham University) VRDO	0.050%	11/7/14	LOC	3,330	3,330
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	(ETM)	55	62
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17		6,185	6,936
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16		2,270	2,441
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/16		1,260	1,351
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17		1,750	1,940
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18		2,500	2,833
	New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	5.000%	5/1/18		1,115	1,258
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17		1,000	1,073
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20		1,740	1,853
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15		3,935	4,007
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	(ETM)	5	6
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17		16,840	18,552
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	(ETM)	5	6
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17		9,605	10,582
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18		27,490	31,213
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18		11,515	13,075
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18		18,010	20,499
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18		2,400	2,763
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18		22,675	26,328
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19		17,500	20,357
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19		4,150	4,828
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19	(Prere.)	5	6
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19		11,665	13,727
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20		4,000	4,726

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20		9,550	11,382
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		33,395	39,911
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21		7,710	9,243
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22		4,995	5,838
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.030%	11/7/14		26,200	26,200
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	(4)	5,000	5,438
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17		7,030	7,901
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	(4)	3,250	3,657
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17		2,000	2,239
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	(4)	1,350	1,558
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	(4)	2,500	2,886
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18		1,500	1,722
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	(4)	5,000	5,771
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18		2,155	2,466
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(4)	3,200	3,768
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(15)	1,000	1,177
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(4)	6,010	7,077
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		5,905	6,873
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(4)	1,125	1,342
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(15)	1,690	2,017
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(15)	1,425	1,714
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16		8,500	9,143
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17		10,510	11,699
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18		5,000	5,723
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19		3,500	4,096
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21		1,290	1,381
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		2,500	3,055
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15		3,000	3,016
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	10/15/15		5,000	5,069
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16	(14)	2,250	2,382
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18		4,900	5,633
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18		10,000	11,496
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19		3,700	4,357
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20		3,000	3,591
New York State GO	5.000%	3/1/19		12,715	14,826
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18		2,500	2,502
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18		4,750	4,756
New York State Housing Finance Agency Revenue (Dock Street Rental LLC) VRDO	0.050%	11/7/14	LOC	3,800	3,800
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.050%	11/7/14		25,025	25,025
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18		6,325	7,220
New York State Local Government Assistance Corp. Revenue VRDO	0.050%	11/7/14		6,800	6,800
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41		775	800
New York State Thruway Authority Revenue	5.000%	1/1/15	(Prere.)	2,510	2,530
New York State Thruway Authority Revenue	5.000%	1/1/19		3,700	4,255
New York State Thruway Authority Revenue	5.000%	5/1/19		83,125	96,172
New York State Thruway Authority Revenue	5.000%	1/1/20	(2)	8,400	8,465
New York State Thruway Authority Revenue	5.000%	1/1/20		1,500	1,751
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	(14)	7,500	7,823
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16		40,000	42,617
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17		18,145	20,053
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18		3,500	3,981
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16		6,620	7,049
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18		8,440	9,607
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18		625	711
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19		500	583
New York State Urban Development Corp. Revenue	5.000%	1/1/15		5,145	5,187
New York State Urban Development Corp. Revenue	5.250%	1/1/17		10,095	11,132
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15		6,685	7,048
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16		20,000	21,941
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18		20,000	22,764
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19		8,030	9,361
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		23,430	27,726
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		10,145	12,005
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		8,525	10,088

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		24,900	29,759
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		10,625	12,698
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15		27,950	28,179
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		25,000	26,392
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		3,340	3,526
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16		19,295	20,369
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.050%	11/7/14		9,700	9,700
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.060%	11/7/14		10,200	10,200
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/17		1,000	1,099
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	4.000%	4/1/18		500	547
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/19		500	575
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	0.670%	10/1/17		17,500	17,505
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19		500	538
	Oyster Bay NY GO	4.000%	1/15/17	(15)	1,500	1,599
	Oyster Bay NY GO	3.250%	8/1/17		4,155	4,370
	Oyster Bay NY GO	4.000%	8/15/17	(15)	2,500	2,710
	Oyster Bay NY GO	4.000%	1/15/18	(15)	3,000	3,277
	Oyster Bay NY GO	3.250%	8/1/18		8,560	9,064
	Oyster Bay NY GO	4.000%	8/15/18	(15)	2,000	2,188
	Oyster Bay NY GO	5.000%	1/15/19	(15)	5,140	5,900
	Oyster Bay NY GO	5.000%	8/15/19	(15)	3,125	3,627
	Oyster Bay NY GO	5.000%	1/15/20	(15)	3,105	3,619
	Oyster Bay NY GO	5.000%	8/15/20	(15)	4,350	5,114
2	Port Authority of New York & New Jersey Revenue TOB VRDO	0.060%	11/7/14		7,770	7,770
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17		2,000	2,205
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18		4,000	4,505
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19		9,190	10,536
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		835	969
	Suffolk County NY GO	5.000%	2/1/18	(4)	7,805	8,818
	Suffolk County NY GO	5.000%	2/1/19	(4)	3,915	4,526
	Suffolk County NY GO	5.000%	2/1/20	(4)	4,000	4,707
	Suffolk County NY GO	5.000%	2/1/21	(4)	4,580	5,438
	Suffolk County NY RAN	1.500%	3/26/15		12,250	12,293
	Syracuse NY Industrial Development Agency Civic Facility Revenue
	(Syracuse University Project) VRDO	0.070%	11/7/14	LOC	9,900	9,900
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17		1,225	1,363
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17		6,500	7,230
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		1,500	1,541
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		29,615	31,734
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		25,500	27,289
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		10,100	11,205
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		5,000	5,543
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14		11,690	11,712
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17		3,815	4,305
1	Triborough Bridge & Tunnel Authority New York Revenue	0.400%	1/1/18	(4)	5,000	5,009
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18		13,435	15,187
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18		7,000	8,102
1	Triborough Bridge & Tunnel Authority New York Revenue	0.490%	1/1/19	(4)	1,450	1,452
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.472%	1/1/15		3,000	3,000
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.622%	1/3/17		5,000	5,012
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/16		15,200	15,290
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/17		875	921
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18		875	942
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18		500	549
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16		8,170	8,836
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17		8,600	9,553
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		4,700	5,450
	Yonkers NY GO	4.000%	10/1/17		505	547
	Yonkers NY GO	3.000%	7/1/18		500	528
	Yonkers NY GO	3.000%	8/15/18		1,000	1,056
	Yonkers NY GO	3.000%	8/15/19		885	934
	Yonkers NY GO	3.000%	8/15/20		1,115	1,160
						2,929,237
North Carolina (2.3%)
	Cabarrus NC COP	5.000%	1/1/16		4,555	4,800
	Cary NC GO VRDO	0.050%	11/7/14		6,455	6,455
	Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16		1,280	1,356
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17		3,000	3,396
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18		2,625	3,051
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17		5,000	5,524
	Guilford County NC GO	5.000%	8/1/15		8,250	8,551

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guilford County NC GO	5.000%	8/1/16	5,000	5,406
Guilford County NC GO	5.000%	8/1/17	5,000	5,605
Guilford County NC GO	5.000%	3/1/18	3,340	3,809
Mecklenburg County NC GO	5.000%	3/1/20	5,000	5,969
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,163
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,759
2 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.070%	11/3/14	6,200	6,200
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.300%	12/1/14	24,750	24,739
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,659
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	20,525
2 North Carolina Capital Improvement Revenue TOB VRDO	0.050%	11/7/14	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	3,465	3,493
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	20,000	20,162
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	2,725	2,872
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,378
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	3,000	3,162
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	2,500	2,732
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,175	7,842
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18	1,250	1,408
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	1,025	1,179
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	3,515	4,044
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	2,500	2,919
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	13,050	15,235
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,705
North Carolina GO	5.000%	3/1/18	16,770	19,021
North Carolina GO	5.000%	5/1/18	5,000	5,730
North Carolina GO	5.000%	5/1/18	7,050	8,080
North Carolina GO	5.000%	6/1/18	20,720	23,802
North Carolina GO	5.000%	3/1/19	5,200	6,079
North Carolina GO	5.000%	5/1/19	30,000	35,215
North Carolina GO	5.000%	6/1/19	2,000	2,352
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,855
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	9,148
1 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.790%	12/1/17	2,410	2,404
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,243
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,440
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,828
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	6,500	7,201
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,520
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,603
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	553
North Carolina Municipal Power Agency Revenue	5.000%	1/1/18	20,000	22,574
North Carolina Municipal Power Agency Revenue	5.000%	1/1/19	16,500	19,033
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	9,964
Raleigh NC GO	5.000%	12/1/16	2,470	2,706
Raleigh NC GO	5.000%	12/1/16	2,605	2,854
Raleigh NC GO	5.000%	4/1/20	4,700	5,620
Wake County NC GO	5.000%	2/1/20	4,500	5,363
Wake County NC GO	5.000%	2/1/20	17,845	21,268
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,431
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,996
				455,981
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	650	748
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/22	1,200	1,360
				2,108
Ohio (3.5%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/18	1,000	1,143
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/25	3,450	3,990
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,559
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,782
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,674

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19		1,500	1,735
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20		2,000	2,352
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17		6,000	6,580
2 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.200%	11/7/14	(12)	9,315	9,315
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22		3,415	3,961
Butler County OH Waterworks Revenue	5.250%	6/1/15	(Prere.)	4,000	4,158
Chillicothe OH City School District GO	5.250%	12/1/14	(Prere.)	1,745	1,752
Cleveland OH Airport System Revenue	5.000%	1/1/20		1,500	1,721
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17		1,190	1,318
Cleveland OH Water Revenue	5.000%	1/1/18		1,780	2,013
Cleveland OH Water Revenue	5.000%	1/1/19		3,100	3,584
Cleveland OH Water Revenue	5.000%	1/1/20		1,500	1,767
Cleveland OH Water Works Revenue	5.000%	1/1/18		1,000	1,132
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19		2,000	2,309
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19		6,000	7,016
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14	(Prere.)	2,390	2,400
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14	(Prere.)	2,070	2,079
Columbus OH GO	5.000%	9/1/16		5,000	5,424
Columbus OH GO	5.000%	6/1/17		7,510	8,369
Columbus OH GO	5.000%	7/1/17		7,245	8,097
Columbus OH GO	5.000%	7/1/17		5,740	6,415
Columbus OH GO	5.000%	6/1/18		8,000	9,187
Columbus OH GO	5.000%	7/1/18		7,280	8,380
Columbus OH GO	5.000%	7/1/18		4,500	5,180
Columbus OH GO	5.000%	2/15/19		1,910	2,227
Columbus OH GO	5.000%	6/1/19		3,000	3,527
Columbus OH GO	5.000%	7/1/19		6,690	7,884
Columbus OH GO	5.000%	2/15/20		1,905	2,267
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19		5,340	6,255
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20		5,575	6,629
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21		4,075	4,889
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19		7,000	8,143
Dayton OH City School District GO	5.000%	11/1/19		3,500	4,111
Dayton OH City School District GO	5.000%	11/1/20		5,000	5,933
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21		1,045	1,167
Fairfield County OH Hospital Facilities Revenue (Lancaster-Fairfield Community Hospital)	5.375%	6/15/15	(14)	1,050	1,078
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17		7,500	8,365
Franklin County OH Hospital Revenue (Nationwide Hospital) VRDO	0.030%	11/7/14		5,485	5,485
Franklin County OH Revenue (Trinity Health Credit Group)	5.000%	6/1/19		4,035	4,143
Franklin County OH Revenue (Trinity Health Credit Group)	5.000%	6/1/21		4,465	4,581
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	4.000%	5/15/17		785	852
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18		450	513
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19		1,000	1,159
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20		1,000	1,180
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21		1,000	1,194
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22		500	596
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18		525	570
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19		750	854
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20		800	922
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22		500	582
3 Hamilton County OH Sewer System Revenue	5.000%	12/1/20		3,605	4,326
3 Hamilton County OH Sewer System Revenue	5.000%	12/1/21		2,085	2,526
Hilliard OH School District GO	0.000%	12/1/14	(14)	2,720	2,719
Hilliard OH School District GO	0.000%	12/1/15	(14)	3,720	3,706
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18		540	609
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20		14,225	16,699
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21		2,260	2,676
Kent State University OH Revenue	5.000%	5/1/17		500	553
Kent State University OH Revenue	5.000%	5/1/20		1,650	1,942
1 Lancaster OH Port Authority Gas Supply Revenue PUT	0.822%	8/1/19		3,500	3,525
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,303
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.070%	11/7/14		10,500	10,500
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.100%	11/7/14	(4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15	(Prere.)	3,000	3,089
2 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/7/14		3,990	3,990
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15		5,000	5,054
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19		5,500	5,585
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15	(14)	11,780	12,325
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18		1,750	2,024

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15		1,200	1,253
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16	(14)	14,830	16,203
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15		1,225	1,279
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15		2,420	2,526
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16		1,285	1,398
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16		2,540	2,763
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16		1,650	1,795
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17		1,040	1,174
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17		2,670	3,014
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20		1,265	1,516
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19		1,395	1,622
Ohio Common Schools GO	5.000%	9/15/19		3,910	4,615
Ohio GO	5.000%	9/15/15		5,000	5,211
Ohio GO	5.000%	9/15/16		10,000	10,865
Ohio GO	5.000%	9/15/17		19,680	22,151
Ohio GO	5.000%	5/1/18		10,960	12,535
Ohio GO	5.000%	9/15/18		10,000	11,546
Ohio GO	5.000%	9/15/18		5,000	5,773
Ohio GO	5.000%	5/1/19		6,680	7,819
Ohio GO	5.000%	5/1/19		5,000	5,860
Ohio GO	5.000%	9/15/19		5,000	5,901
Ohio GO	5.000%	5/1/20		12,080	14,422
Ohio GO	5.000%	9/15/20		26,315	31,562
Ohio GO	5.000%	5/1/21		2,645	3,197
Ohio Higher Education GO	5.000%	11/1/14		4,250	4,250
2 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	11/7/14		2,200	2,200
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.070%	11/3/14		8,700	8,700
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	11/7/14		6,745	6,745
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	11/7/14		4,995	4,995
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	11/7/14		2,850	2,850
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19		1,595	1,821
3 Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.000%	11/3/14		2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/15		8,600	8,947
Ohio Infrastructure Improvement GO	5.000%	9/1/16		3,210	3,482
Ohio Infrastructure Improvement GO	5.000%	8/1/18		3,450	3,964
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17		8,635	9,768
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17		1,500	1,697
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18		2,750	3,068
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19		2,450	2,757
Ohio Public Facilities Commission GO	5.000%	2/1/21		1,390	1,669
Ohio Public Facilities Commission GO	5.000%	4/1/21		2,280	2,745
Ohio State University General Receipts Revenue	5.000%	12/1/14	(ETM)	300	301
Ohio State University General Receipts Revenue	5.000%	12/1/14		2,700	2,711
Ohio State University General Receipts Revenue	5.000%	12/1/16	(ETM)	355	389
Ohio State University General Receipts Revenue	5.000%	12/1/16		3,160	3,463
Ohio State University General Receipts Revenue	5.000%	12/1/17	(ETM)	280	317
Ohio State University General Receipts Revenue	5.000%	12/1/17		4,720	5,349
Ohio State University General Receipts Revenue	5.000%	12/1/19		1,440	1,658
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15		3,500	3,550
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18	(14)	3,625	4,180
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17		4,500	5,018
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.170%	11/7/14		17,790	17,790
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19		24,000	24,481
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18		1,105	1,284
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19		1,925	2,285
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20		10,205	12,201
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20		7,500	9,039
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17		1,000	1,134
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19		1,695	1,990
Olentangy OH Local School District GO	5.000%	6/1/16	(Prere.)	1,235	1,326
Penta Career Center Ohio COP	5.000%	4/1/19		2,470	2,815
Penta Career Center Ohio COP	5.000%	4/1/20		1,095	1,265
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/19		1,560	1,762
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22		4,750	5,518
Toledo OH City School District GO	5.000%	12/1/18		3,055	3,530
Toledo OH City School District GO	5.000%	12/1/19		2,220	2,610
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18		1,585	1,815
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15		1,435	1,474

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16		3,430	3,664
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17		1,855	2,050
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19		2,805	3,228
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19		1,750	1,999
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20		2,550	2,934
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21		2,495	2,873
					700,775
Oklahoma (0.1%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17		760	845
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18		1,325	1,508
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19		2,250	2,608
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21		1,000	1,200
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18		1,000	1,151
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15		4,670	4,843
					12,155
Oregon (0.6%)
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18		3,000	3,001
Oregon Department of Administrative Services COP	5.000%	5/1/15		4,160	4,261
Oregon Department of Administrative Services COP	5.000%	5/1/16		3,190	3,415
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16		2,185	2,330
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17		2,000	2,168
2 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.060%	11/7/14		5,000	5,000
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/14		5,880	5,891
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16		2,600	2,778
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17		3,090	3,419
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18		3,500	3,984
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14		1,000	1,000
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15		1,500	1,525
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15		1,000	1,047
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16		1,700	1,800
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16		2,000	2,178
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19		1,000	1,174
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20		1,275	1,516
1 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.930%	10/1/17		8,750	8,788
1 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.050%	9/15/18		10,000	10,047
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.070%	11/7/14		6,335	6,335
Oregon GO	5.000%	8/1/18		3,215	3,710
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		5,080	5,574
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16		10,500	10,640
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17		8,300	8,736
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18		3,000	3,446
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18		4,250	4,471
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18		5,000	5,537
					113,771
Pennsylvania (5.8%)
Allegheny County PA GO	5.000%	11/1/14		2,895	2,895
Allegheny County PA GO	4.000%	12/1/16		17,830	19,106
Allegheny County PA GO	5.000%	12/1/18		7,000	8,076
Allegheny County PA GO	5.000%	12/1/19		5,250	6,149
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16		17,175	18,391
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17		22,750	25,284
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/17		1,000	1,126
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/18		1,000	1,154
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.881%	2/1/21		9,725	9,722
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.170%	11/3/14	LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17		2,500	2,742
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18	(4)	3,000	3,420
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18	(4)	3,685	4,255
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17		17,250	17,558
Berks County PA GO	0.000%	11/15/14	(14)	8,615	8,614

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bethlehem PA Water Authority Revenue	5.000%	11/15/17	(15)	650	726
Bethlehem PA Water Authority Revenue	5.000%	11/15/18	(15)	500	570
Bethlehem PA Water Authority Revenue	5.000%	11/15/19	(15)	1,165	1,343
Bethlehem PA Water Authority Revenue	5.000%	11/15/20	(15)	1,000	1,165
Chester County PA GO	5.000%	5/15/15	(Prere.)	13,355	13,703
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project) BAN	1.050%	5/1/16		2,500	2,502
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18		670	762
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19		500	580
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16		2,700	2,830
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14		1,165	1,170
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14		3,280	3,294
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15		1,140	1,181
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15		3,440	3,564
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16		1,175	1,249
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16		3,510	3,732
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18		300	345
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19		600	704
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19		240	282
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20		500	596
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21		700	842
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22		400	485
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.060%	11/7/14		4,500	4,500
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.060%	11/7/14		8,000	8,000
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19	(14)	1,300	1,539
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17		1,065	1,160
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18		1,230	1,378
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19		1,745	1,991
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20		7,320	8,431
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.040%	11/7/14	LOC	5,300	5,300
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.050%	11/7/14	LOC	4,900	4,900
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18		1,625	1,877
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20		2,850	3,369
1 Manheim Township PA School District GO PUT	0.504%	5/1/18		6,850	6,849
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17		750	809
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18		1,250	1,378
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19		1,000	1,160
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15		4,120	4,228
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16		10,510	11,230
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18		1,000	1,132
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19		3,300	3,803
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20		6,410	7,445
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19		500	542
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20		1,265	1,435
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,493
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/22		1,380	1,557
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement–Life Communities Obligated Group)	5.000%	11/15/14		1,570	1,573
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement–Life Communities Obligated Group)	5.250%	11/15/15		1,120	1,168
Moon Industrial Development Authority Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.070%	11/7/14	LOC	18,000	18,000
North Hills PA School District GO	5.250%	12/15/15	(Prere.)	5,030	5,315
1 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.450%	8/15/20		8,125	8,050
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16	(ETM)	7,550	8,128
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		8,250	8,362
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		5,000	5,068

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15		4,250	4,308
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20		1,650	1,861
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21		2,250	2,671
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22		2,775	3,302
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15		7,000	7,126
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15		4,250	4,301
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18		27,000	31,036
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21		19,775	22,247
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/23		5,000	5,263
Pennsylvania GO	5.000%	3/1/15		20,000	20,325
Pennsylvania GO	5.250%	7/1/15		28,630	29,605
Pennsylvania GO	5.000%	2/15/16		12,105	12,833
Pennsylvania GO	5.000%	7/1/16		5,355	5,766
Pennsylvania GO	5.000%	11/1/16		4,700	5,129
Pennsylvania GO	5.000%	6/1/17		3,060	3,407
Pennsylvania GO	5.000%	7/1/17		4,155	4,640
Pennsylvania GO	5.000%	7/15/17		15,005	16,779
Pennsylvania GO	5.000%	10/15/17		8,500	9,582
Pennsylvania GO	5.000%	10/15/18		10,000	11,542
Pennsylvania GO	5.000%	4/1/19		30,390	35,372
Pennsylvania GO	5.000%	5/1/19		5,000	5,831
Pennsylvania GO	5.000%	6/1/19		15,000	17,525
Pennsylvania GO	5.000%	7/1/19		10,000	11,705
Pennsylvania GO	5.000%	7/1/19		9,900	11,587
Pennsylvania GO	5.000%	4/1/20		7,450	8,821
Pennsylvania GO	5.000%	6/15/20		21,120	25,091
Pennsylvania GO	5.000%	7/1/20		20,925	24,877
Pennsylvania GO	5.000%	10/15/20		22,345	26,681
Pennsylvania GO	5.000%	6/1/23		3,000	3,595
2 Pennsylvania GO TOB VRDO	0.060%	11/7/14		6,500	6,500
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17		2,205	2,478
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18		3,490	3,999
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19		2,490	2,902
Pennsylvania Higher Educational Facilities Authority Revenue
(AICUP Financing Program–Delaware Valley College Project)	5.000%	11/1/18		1,075	1,173
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17		4,655	5,185
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19		4,445	5,185
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18		1,000	1,104
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19		1,850	2,072
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17		1,060	1,182
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18		700	795
2 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) TOB VRDO	0.060%	11/7/14		4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	5/15/20		8,000	9,350
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16		3,735	3,997
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17		9,740	10,800
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16		3,000	3,223
Pennsylvania State University Revenue	5.000%	3/1/20		1,500	1,740
2 Pennsylvania State University Revenue TOB VRDO	0.050%	11/7/14	LOC	10,145	10,145
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19		1,020	1,192
2 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.070%	11/7/14		8,500	8,500
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.100%	11/7/14	(4)	11,125	11,125
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	(12)	1,055	1,085
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15		5,500	5,654
1 Pennsylvania Turnpike Commission Revenue	0.450%	12/1/15		22,000	22,001
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	(12)	5,170	5,543
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16		6,680	7,147
1 Pennsylvania Turnpike Commission Revenue	0.600%	12/1/16		8,000	8,026
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17		3,515	3,948
1 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/18		8,750	8,778
1 Pennsylvania Turnpike Commission Revenue	0.730%	12/1/18		10,000	10,055
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18		3,240	3,713
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18		1,150	1,318
1 Pennsylvania Turnpike Commission Revenue	0.750%	12/1/19		15,000	15,079

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Pennsylvania Turnpike Commission Revenue	1.200%	12/1/19		20,000	20,469
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		1,175	1,369
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		1,015	1,183
1 Pennsylvania Turnpike Commission Revenue	0.930%	12/1/20		20,000	20,122
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		1,805	2,127
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21		5,000	5,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		1,000	1,178
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15		4,570	4,740
Philadelphia PA Gas Works Revenue	5.375%	7/1/15	(4)	2,880	2,975
Philadelphia PA Gas Works Revenue	5.375%	7/1/18	(4)	2,780	3,178
Philadelphia PA GO	5.000%	7/15/16		1,120	1,206
Philadelphia PA GO	5.000%	7/15/17		1,000	1,114
Philadelphia PA GO	5.000%	12/15/17	(4)	5,555	6,249
Philadelphia PA GO	5.000%	7/15/18		2,000	2,285
Philadelphia PA GO	5.000%	7/15/19		1,410	1,636
Philadelphia PA GO	5.000%	8/1/19	(14)	7,735	8,325
Philadelphia PA GO	5.000%	8/1/24	(12)	2,000	2,217
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/15		1,500	1,527
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/16		1,995	2,081
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17		2,325	2,474
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18		2,500	2,853
Philadelphia PA School District GO	5.000%	9/1/18		2,780	3,157
Philadelphia PA School District GO VRDO	0.050%	11/7/14	LOC	1,000	1,000
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14	(2)	3,645	3,664
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15	(ETM)	1,500	1,554
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16		20,000	21,503
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19	(4)	2,500	2,920
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19		1,000	1,168
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20		7,165	8,427
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20		2,000	2,372
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21		1,000	1,197
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.170%	11/7/14	(4)	46,750	46,750
3 Pittsburgh PA GO	5.000%	9/1/18		11,000	12,601
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19	(4)	2,500	2,934
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	3,385	4,031
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.130%	11/7/14	(4)	13,800	13,800
Reading PA School District GO	5.000%	4/1/19		6,230	6,934
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15		5,000	5,151
1 University Area Joint Authority Pennsylvania Sewer Revenue PUT	0.450%	11/1/17		2,900	2,902
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/20		1,030	1,218
West Chester University Pennsylvania Student Housing Revenue BAN	1.600%	2/1/15		2,250	2,253
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15		1,440	1,472
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16		2,010	2,135
York County PA Solid Waste & Refuse Authority Revenue	5.500%	12/1/14	(14)	4,050	4,068
					1,153,286
Rhode Island (0.1%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16	(14)	2,000	2,189
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19		700	786
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20		1,165	1,319
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21		1,355	1,541
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18		1,325	1,470
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/19		1,650	1,838
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/20		1,455	1,616
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21		1,650	1,817
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19		1,255	1,425
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20		2,760	3,152
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21		2,000	2,292
					19,445

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina (1.1%)
Berkeley County SC School District Revenue	5.000%	12/1/17		600	673
Berkeley County SC School District Revenue	5.000%	12/1/18		1,000	1,146
Berkeley County SC School District Revenue	5.000%	12/1/20		1,000	1,170
Charleston County SC GO	5.000%	11/1/17		1,045	1,181
Charleston County SC GO	5.000%	11/1/17		6,485	7,329
Charleston County SC GO	5.000%	11/1/18		7,085	8,230
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19		2,000	2,367
1 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.780%	1/1/18		8,700	8,707
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15		7,380	7,549
Greenville County SC School District GO	5.500%	12/1/16		13,450	14,854
2 Greenville County SC School District Installment Revenue TOB VRDO	0.100%	11/7/14		7,440	7,440
2 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.100%	11/7/14	(4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17		2,660	2,992
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18		1,345	1,548
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20		500	582
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21		1,000	1,173
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17		15,100	16,052
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16		8,100	8,530
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17		7,225	7,892
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16		2,000	2,108
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17		2,320	2,530
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17		300	325
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18		500	550
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19		1,000	1,110
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20		2,000	2,229
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17		1,000	1,101
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18		1,500	1,709
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19		1,000	1,158
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20		1,750	2,051
South Carolina Ports Authority Revenue	5.000%	7/1/17		1,535	1,700
South Carolina Public Service Authority Revenue	5.000%	1/1/16		5,000	5,270
South Carolina Public Service Authority Revenue	5.000%	1/1/17		2,000	2,191
South Carolina Public Service Authority Revenue	5.000%	12/1/17		6,035	6,813
South Carolina Public Service Authority Revenue	5.250%	1/1/19	(14)	8,255	8,720
South Carolina Public Service Authority Revenue	5.000%	12/1/21		2,500	2,998
South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,500	1,805
2 South Carolina Public Service Authority Revenue TOB VRDO	0.170%	11/7/14		7,280	7,280
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15	(2)	4,430	4,635
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16		17,940	19,487
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19		25,805	30,304
					211,114
South Dakota (0.1%)
South Dakota Building Authority Revenue	5.000%	6/1/20		500	594
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20		635	715
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21		500	559
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		375	444
2 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health) TOB VRDO	0.280%	11/7/14	LOC	25,995	25,995
					28,307
Tennessee (1.9%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15		1,390	1,417
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20		2,500	2,909
Memphis TN Electric System Revenue	5.000%	12/1/16		44,095	48,278
Memphis TN Electric System Revenue	5.000%	12/1/17		12,500	14,152
Memphis TN GO	5.000%	10/1/17		2,500	2,817
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/15	(13)	5,675	5,839
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/17	(13)	6,345	7,139
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17		10,000	11,188
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19		25,130	29,488
1 Metropolitan Government of Nashville & Davidson County
TN Health & Educational Facilities Board Revenue (Vanderbilt University) PUT	0.650%	10/1/17		9,500	9,541
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18		5,000	5,730
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19		6,070	7,102
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		1,000	1,188
Shelby County TN GO	5.000%	3/1/19		10,275	11,998
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16		6,925	7,482
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.060%	11/3/14	(4)	15,000	15,000

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.070%	11/3/14	(4)	50,600	50,600
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15		5,390	5,563
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16		2,500	2,691
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16		9,500	10,142
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18		8,590	9,534
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19		12,825	14,268
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		2,735	3,058
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		19,005	21,736
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21		8,510	9,602
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		13,125	15,156
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		210	239
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,280	1,493
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		2,780	3,272
Tennessee GO	5.000%	5/1/16		3,200	3,425
Tennessee GO	5.000%	8/1/18		16,000	18,464
Tennessee GO	5.000%	8/1/18		5,185	5,984
Tennessee GO	5.000%	10/1/18		3,730	4,323
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		3,500	3,840
3 Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45		5,000	5,497
					370,155
Texas (7.5%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18		500	578
Austin TX Electric Utility System Revenue	5.000%	11/15/19		500	589
Austin TX Electric Utility System Revenue	5.000%	11/15/20		1,000	1,195
Austin TX GO	4.250%	9/1/16		2,480	2,658
Austin TX GO	5.000%	9/1/17		3,250	3,656
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19		1,000	1,181
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20		2,420	2,899
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17		570	626
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18		250	281
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18		1,450	1,645
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19		530	609
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		610	712
Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16		2,750	2,787
Dallas TX GO	5.000%	2/15/16	(ETM)	10	11
Dallas TX GO	5.000%	2/15/16		3,990	4,233
Dallas TX GO	5.000%	2/15/17	(ETM)	25	27
Dallas TX GO	5.000%	2/15/17		8,855	9,769
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17		3,105	3,503
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14		3,000	3,000
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16		4,000	4,358
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17		1,200	1,350
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18		500	576
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		2,500	2,928
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		1,000	1,171
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		2,500	2,928
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		2,500	2,965
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		1,000	1,189
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21		4,000	4,782
Denton TX Independent School District GO PUT	2.125%	8/1/15		8,460	8,574
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19		9,000	9,265
El Paso TX Water & Sewer Revenue	5.000%	3/1/15	(4)	1,500	1,524
El Paso TX Water & Sewer Revenue	5.000%	3/1/18		1,000	1,136
El Paso TX Water & Sewer Revenue	5.000%	3/1/21		1,000	1,196
Fort Bend County TX GO	5.000%	3/1/20		5,530	6,557
Fort Worth TX GO	5.000%	3/1/18		4,375	4,978
Fort Worth TX GO	5.000%	3/1/19		3,500	4,074
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18		4,100	4,659
Frisco TX GO	5.000%	2/15/17		3,000	3,307
Frisco TX GO	5.000%	2/15/18		3,325	3,779
Frisco TX GO	5.000%	2/15/20		4,110	4,869
Frisco TX Independent School District GO	5.000%	8/15/17		2,350	2,641
Grand Parkway TX Transportation Corp. System BAN	3.000%	12/15/16		194,500	204,785
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.090%	11/7/14		8,195	8,195
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.550%	6/1/17		3,865	3,872

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.650%	6/1/18		1,750	1,751
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.750%	6/1/19		2,250	2,252
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.800%	6/1/20		2,000	1,998
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) PUT	0.630%	12/1/19		9,000	9,002
1 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.100%	11/15/15		8,000	8,017
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/14		11,000	11,047
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15		6,630	6,984
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.070%	11/3/14		4,865	4,865
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.070%	11/3/14		4,420	4,420
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/16		720	762
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/18		425	469
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/19		1,410	1,579
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16		1,000	1,092
Harris County TX Flood Control District GO	5.250%	10/1/18		2,000	2,334
Harris County TX GO	5.000%	10/1/15		2,000	2,089
Harris County TX GO	5.000%	10/1/16		4,500	4,898
Harris County TX GO	5.000%	10/1/17		6,775	7,637
Harris County TX GO	5.000%	10/1/18		4,805	5,554
Harris County TX GO	5.000%	10/1/18		2,675	3,096
2 Harris County TX GO TOB VRDO	0.060%	11/7/14		8,155	8,155
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/18		1,000	1,154
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/19		400	470
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.070%	11/3/14		7,500	7,500
2 Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.080%	11/7/14	(4)	5,060	5,060
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19		2,000	2,357
Harris County TX Toll Road Revenue	5.000%	8/15/16		5,000	5,408
1 Harris County TX Toll Road Revenue	0.830%	8/15/18		4,000	4,038
Houston TX Airport System Revenue	5.000%	7/1/16		1,000	1,074
Houston TX Airport System Revenue	5.000%	7/1/16		1,000	1,074
Houston TX Airport System Revenue	5.000%	7/1/17		1,500	1,665
Houston TX Airport System Revenue	5.000%	7/1/18		1,720	1,956
Houston TX Airport System Revenue	5.000%	7/1/18	(14)	6,070	6,702
Houston TX Airport System Revenue	5.000%	7/1/19	(14)	3,960	4,341
2 Houston TX Airport System Revenue TOB VRDO	0.060%	11/7/14		1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18		2,500	2,841
Houston TX Community College System GO	5.000%	2/15/19		2,860	3,323
Houston TX Community College System GO	5.000%	2/15/19		870	1,011
2 Houston TX Community College System GO TOB VRDO	0.120%	11/7/14	(4)	3,990	3,990
Houston TX GO	5.500%	3/1/16		6,905	7,380
Houston TX GO	5.000%	3/1/17		1,000	1,104
Houston TX GO	5.000%	3/1/18		1,000	1,138
Houston TX GO	5.000%	3/1/19		10,000	11,640
Houston TX GO	5.000%	3/1/19		12,195	14,195
Houston TX GO	5.000%	3/1/19		1,135	1,321
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.580%	11/16/17		10,000	10,038
Houston TX Independent School District GO	5.000%	2/15/17		2,375	2,620
Houston TX Independent School District GO	5.000%	2/15/18		1,755	1,995
Houston TX Independent School District GO	5.000%	2/15/19		2,890	3,364
Houston TX Independent School District GO PUT	2.500%	6/1/15		7,200	7,291
Houston TX Utility System Revenue	5.000%	11/15/14		5,385	5,395
Houston TX Utility System Revenue	5.000%	11/15/15		5,000	5,250
Houston TX Utility System Revenue	5.000%	11/15/16		1,855	2,027
Houston TX Utility System Revenue	5.000%	11/15/17		13,500	15,268
Houston TX Utility System Revenue	5.250%	11/15/17	(4)	13,600	15,483
Houston TX Utility System Revenue	5.000%	11/15/18		2,500	2,896
Houston TX Utility System Revenue	5.000%	11/15/19		3,000	3,544
Houston TX Utility System Revenue	5.000%	5/15/20		6,000	7,140
Houston TX Utility System Revenue	5.000%	11/15/20		3,500	4,189

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Houston TX Utility System Revenue	5.000%	5/15/21		5,000	6,016
Houston TX Utility System Revenue	5.000%	11/15/21		5,000	6,044
1 Houston TX Utility System Revenue PUT	0.650%	8/1/16		41,000	41,174
1 Houston TX Utility System Revenue PUT	0.800%	6/1/17		18,000	18,081
Klein TX Independent School District GO	5.000%	8/1/15	(Prere.)	2,800	2,902
2 Lone Star College System Texas GO TOB VRDO	0.060%	11/7/14		2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	(ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16		1,295	1,384
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17		1,710	1,897
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17	(2)	9,895	9,941
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16		2,000	2,132
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16		2,740	2,942
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17		3,310	3,676
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18		1,765	2,008
Lubbock TX Independent School District GO VRDO	0.060%	11/7/14		14,800	14,800
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.300%	1/2/15		5,600	5,600
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	6/1/15		8,500	8,681
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/17		1,000	1,118
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18		750	859
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19		1,900	2,206
North Texas Tollway Authority System Revenue	4.000%	9/1/16		1,000	1,065
North Texas Tollway Authority System Revenue	4.000%	9/1/17		1,725	1,888
North Texas Tollway Authority System Revenue	5.000%	9/1/17		1,480	1,661
North Texas Tollway Authority System Revenue	5.000%	1/1/19		4,000	4,619
North Texas Tollway Authority System Revenue	5.000%	1/1/20		5,000	5,897
North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15	(Prere.)	10,000	10,081
1 North Texas Tollway Authority System Revenue PUT	0.850%	1/1/19		15,000	14,998
2 North Texas Tollway Authority System Revenue TOB VRDO	0.060%	11/7/14	(13)	5,800	5,800
Northside TX Independent School District GO PUT	2.125%	8/1/20		6,775	6,783
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/19		1,735	2,017
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16		7,795	8,354
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		5,100	5,958
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18		2,250	2,549
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19		1,000	1,153
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15		7,210	7,305
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16		3,500	3,605
2 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.060%	11/7/14		9,020	9,020
San Antonio TX GO	5.000%	2/1/17		1,300	1,432
San Antonio TX GO	5.000%	2/1/17		4,135	4,555
San Antonio TX GO	5.000%	8/1/17		1,070	1,200
San Antonio TX GO	5.000%	2/1/18		3,500	3,981
San Antonio TX GO	5.000%	8/1/18		1,000	1,152
San Antonio TX Independent School District GO PUT	2.000%	8/1/18		7,500	7,743
San Antonio TX Water Revenue	5.000%	5/15/17		2,160	2,403
San Antonio TX Water Revenue	5.000%	5/15/19		2,250	2,632
San Antonio TX Water Revenue	5.000%	5/15/20		1,500	1,785
1 San Antonio TX Water Revenue PUT	0.730%	11/1/16		15,000	15,099
1 San Antonio TX Water Revenue PUT	0.450%	11/1/17		11,875	11,945
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/16	(2)	2,000	2,172
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19		2,225	2,607
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20		1,845	2,186
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21		2,400	2,833
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/15		2,905	3,011
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16		1,310	1,410
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17		2,000	2,222
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20		1,520	1,787
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	(ETM)	835	862
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15		6,895	7,087
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16		8,130	8,667

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas GO	5.000%	10/1/17		7,500	8,461
Texas GO	5.000%	10/1/18		4,650	5,381
Texas GO	5.000%	10/1/18		7,500	8,685
Texas GO	5.000%	10/1/19		8,000	9,464
Texas GO	5.000%	10/1/20		10,000	12,021
Texas GO	5.000%	10/1/21		19,000	23,089
2 Texas GO TOB VRDO	0.050%	11/7/14		24,550	24,550
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16		170	184
1 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.520%	9/15/17		4,645	4,653
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17		2,425	2,694
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17		54,450	59,362
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18		1,130	1,274
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19		5,000	5,719
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19		6,495	7,433
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20		6,000	6,961
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		3,750	4,325
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		2,000	2,350
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18	(15)	1,000	1,111
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/19	(15)	2,300	2,585
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/20	(15)	1,500	1,695
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	(Prere.)	1,865	1,925
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18		15,000	15,862
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/18		6,350	6,599
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/19		8,750	8,955
Texas State Veterans Housing VRDO	0.040%	11/7/14		10,000	10,000
Texas State Veterans Housing VRDO	0.050%	11/7/14		12,000	12,000
Texas Tech University System Financing System Revenue	5.000%	2/15/15		4,000	4,056
Texas State University System Financing System Revenue	5.000%	3/15/15		7,005	7,132
Texas Tech University System Financing System Revenue	5.000%	8/15/17		2,115	2,372
Texas Tech University System Financing System Revenue	5.000%	8/15/18		3,065	3,524
Texas Tech University System Financing System Revenue	5.000%	8/15/19		3,040	3,571
Texas Tech University System Financing System Revenue	5.000%	8/15/20		5,000	5,962
Texas TRAN	1.500%	8/31/15		55,000	55,622
2 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.050%	11/7/14		14,005	14,005
2 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.060%	11/7/14		20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/17		1,845	2,044
Texas Transportation Commission Revenue	5.000%	4/1/20		27,500	32,805
Texas Transportation Commission Revenue PUT	1.250%	2/15/15		10,000	10,024
1 Texas Transportation Commission Revenue PUT	0.400%	4/1/17		57,000	57,150
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	10,285	8,430
2 Texas University System Revenue Financing System Revenue TOB VRDO	0.060%	11/7/14		4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16		6,330	6,833
University of North Texas Revenue	5.000%	4/15/18		1,000	1,140
University of North Texas Revenue	5.000%	4/15/20		2,505	2,959
University of Texas System Revenue Financing System Revenue	5.250%	8/15/16		10,090	10,979
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17		25,135	28,214
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18		6,505	7,509
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18		4,525	5,224
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		9,255	10,926
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		5,000	5,903
University of Texas System Revenue Financing System Revenue VRDO	0.050%	11/7/14		16,035	16,035
					1,493,272
Utah (0.7%)
Alpine UT School District GO	5.000%	3/15/17		4,320	4,778
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15		17,420	17,985
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17		1,300	1,450
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17		5,625	6,274
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18		2,425	2,778
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18		8,000	9,165
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19		2,360	2,760
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20		3,500	3,995
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.060%	11/3/14		11,290	11,290
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18		3,550	3,889
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16		10,000	10,717
Utah GO	5.000%	7/1/17		6,125	6,849
Utah GO	5.000%	7/1/17		10,000	11,182
Utah GO	5.000%	7/1/18		3,000	3,455
Utah GO	5.000%	7/1/18		19,000	21,885
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18		14,000	14,229
Utah Water Finance Agency Revenue VRDO	0.070%	11/7/14		9,875	9,875
					142,556

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15		5,000	5,183
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16		8,000	8,567
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22		5,950	6,611
					20,361
Virginia (2.5%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16		3,755	4,024
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20		2,500	2,987
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21		6,185	7,462
Fairfax County VA Economic Development Authority Transportation
District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/17		2,480	2,740
Fairfax County VA Economic Development Authority Transportation
District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/18		4,255	4,835
Fairfax County VA Public Improvement GO	5.000%	4/1/18		10,885	12,445
Fairfax County VA Public Improvement GO	5.000%	4/1/19		10,885	12,751
1 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	1.950%	2/1/17		6,500	6,664
Henrico County VA School District GO	5.000%	8/1/20		1,055	1,270
Loudoun County VA GO	5.000%	12/1/18		3,435	3,995
Loudoun County VA Industrial Development Authority Revenue
(Howard Hughes Medical Institute) VRDO	0.040%	11/7/14		34,435	34,435
Norfolk VA GO	5.000%	3/1/15		5,910	6,006
Norfolk VA GO	5.000%	3/1/16		4,000	4,251
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19		5,015	5,774
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20		1,460	1,702
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	5,000	5,158
University of Virginia Revenue	5.000%	9/1/17		1,275	1,432
University of Virginia Revenue	5.000%	6/1/20		500	599
University of Virginia Revenue	5.000%	6/1/21		2,660	3,229
Virginia Beach VA GO	5.000%	7/15/15		2,825	2,922
Virginia Beach VA GO	5.000%	7/15/16		6,905	7,452
Virginia Beach VA GO	5.000%	4/1/18		3,250	3,716
Virginia Beach VA GO	5.000%	7/15/18		2,995	3,452
Virginia Beach VA GO	5.000%	5/1/20		4,300	5,150
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16		3,090	3,272
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18		9,585	10,888
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15		7,330	7,627
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	(ETM)	20	21
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15		3,380	3,517
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	(ETM)	5	5
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16		695	754
3 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20		7,685	9,188
3 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21		18,585	22,414
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20		3,130	3,744
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17		3,015	3,334
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17		5,070	5,606
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17		2,970	3,341
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18		3,280	3,736
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18		8,115	9,290
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19		1,750	2,039
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19		8,525	9,971
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19		1,605	1,891
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15		4,115	4,265
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17		12,550	14,062
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18		4,725	5,432
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19		8,530	10,023
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19		4,965	5,834
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19		17,870	20,990
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		5,220	6,233
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		18,830	22,484
Virginia Public School Authority Revenue	5.000%	8/1/15		1,500	1,555

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Public School Authority Revenue	5.000%	8/1/15		15,000	15,546
Virginia Public School Authority Revenue	5.000%	8/1/16		1,570	1,697
Virginia Public School Authority Revenue	5.000%	8/1/16		32,000	34,588
Virginia Public School Authority Revenue	5.000%	8/1/16		5,810	6,280
Virginia Public School Authority Revenue	5.000%	8/1/18		16,665	19,173
Virginia Public School Authority Revenue	5.000%	8/1/19		16,220	19,076
Virginia Public School Authority Revenue	5.000%	8/1/20		20,425	24,413
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18		5,360	6,208
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19		3,500	4,143
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15		15,000	15,287
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	1.875%	5/16/19		5,000	5,099
					487,477
Washington (3.0%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14	(2)	8,125	8,125
Central Washington University System Revenue	5.000%	5/1/17		1,860	2,053
Central Washington University System Revenue	5.000%	5/1/18		1,960	2,222
Central Washington University System Revenue	5.000%	5/1/19		2,050	2,368
Central Washington University System Revenue	5.000%	5/1/20		2,150	2,518
Clark County WA Public Utility Revenue	5.000%	1/1/15		1,500	1,512
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18		22,000	25,263
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		1,160	1,387
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17		14,000	15,651
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15		6,000	6,195
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15		8,450	8,724
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16		24,000	25,857
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17		20,000	22,358
1 Everett WA GO PUT	0.450%	12/1/19		4,000	4,001
King County WA (Public Hospital District) GO	5.000%	12/1/19		2,500	2,910
King County WA (Public Hospital District) GO	5.000%	12/1/20		2,500	2,946
King County WA Sewer Revenue	5.000%	1/1/19		12,835	14,902
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18		1,400	1,611
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20		1,000	1,191
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,000	1,202
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17		4,000	4,478
Seattle WA GO	5.000%	5/1/18		7,935	9,084
Seattle WA GO	5.000%	5/1/19		8,385	9,826
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16		3,500	3,705
Seattle WA Water System Revenue	5.000%	2/1/15	(4)	4,725	4,783
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20		1,000	1,203
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/25		16,485	16,863
University of Washington Revenue	5.000%	4/1/17		6,880	7,623
University of Washington Revenue	5.000%	4/1/18		7,225	8,246
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19		10,000	11,749
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		41,360	49,444
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21		41,175	49,734
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/18		1,150	1,317
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/19		850	995
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17		2,525	2,536
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18		14,273	16,403
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20		9,210	10,926
Washington GO	5.000%	7/1/15	(2)	2,400	2,478
Washington GO	5.700%	10/1/15		1,410	1,482
Washington GO	5.000%	1/1/16		5,285	5,578
Washington GO	5.000%	1/1/16		20,000	21,108
Washington GO	5.000%	2/1/16		3,995	4,231
Washington GO	5.000%	2/1/16		13,040	13,812
Washington GO	5.000%	7/1/17		5,000	5,590
Washington GO	5.000%	8/1/17		11,175	12,528
Washington GO	5.000%	8/1/17		6,605	7,404
Washington GO	5.000%	7/1/18		24,315	27,921
Washington GO	5.000%	7/1/18		15,000	17,225
Washington GO	5.000%	7/1/18		21,220	24,367
Washington GO	5.000%	7/1/19		19,770	23,228
Washington GO	5.000%	7/1/19		14,580	17,130
Washington GO	5.000%	7/1/20		9,070	10,843
Washington GO	5.000%	8/1/20		10,000	11,971

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	7/1/21		11,000	13,124
2 Washington GO TOB VRDO	0.060%	11/7/14		4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15		2,500	2,590
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16		2,500	2,696
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14		1,340	1,340
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20		1,000	1,185
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21		1,000	1,188
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16		1,300	1,412
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17		1,360	1,527
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18		700	805
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19		1,000	1,167
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19		600	682
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20		605	695
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21		800	875
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22		735	849
					602,942
West Virginia (0.3%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18		6,000	6,040
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15		7,150	7,434
West Virginia Economic Development Authority Pollution Control Revenue
(American Electric Power Co.Inc.)	3.250%	5/1/19		10,000	10,361
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co.–Amos Project) PUT	3.125%	4/1/15		15,000	15,152
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15		3,070	3,172
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16		1,755	1,849
West Virginia University Revenue	5.000%	10/1/18		1,300	1,498
1 West Virginia University Revenue PUT	0.580%	10/1/19		3,500	3,502
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/21		750	902
					49,910
Wisconsin (1.3%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16		3,125	3,391
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17		3,370	3,780
Milwaukee WI GO	5.000%	5/1/16		6,000	6,417
Milwaukee WI GO	5.000%	5/1/18		11,655	13,317
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18		750	856
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20		660	781
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16		6,575	7,032
Wisconsin GO	5.000%	5/1/16		13,870	14,842
Wisconsin GO	5.000%	5/1/16		10,530	11,268
Wisconsin GO	5.000%	5/1/17		7,000	7,779
Wisconsin GO	5.000%	5/1/17		8,100	9,002
Wisconsin GO	5.000%	11/1/17		4,500	5,086
Wisconsin GO	5.000%	11/1/18		11,000	12,743
Wisconsin GO	5.000%	5/1/19		5,000	5,852
Wisconsin GO	5.000%	5/1/19		12,955	15,163
Wisconsin GO	5.000%	11/1/19		3,100	3,669
Wisconsin GO	5.000%	11/1/20		7,400	8,879
Wisconsin GO	5.000%	5/1/24		9,045	10,859
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/18		850	982
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/20		820	968
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20		33,465	39,372
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15		1,495	1,525
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16		1,100	1,166
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16		7,500	8,025
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17		5,025	5,514
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17		1,000	1,097
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19		1,160	1,307
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16		10,390	11,233
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17		3,500	3,530
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	4.000%	8/15/17		1,000	1,094
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/18		1,000	1,152
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	4.000%	8/15/19		1,500	1,670
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/20		5,335	6,248
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15	(4)	2,000	2,071

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	828
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,230
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,769
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	11,751
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,168
				257,416
Wyoming (0.0%)
Lincoln County WY Pollution Control Revenue (Exxonmobil Project) VRDO	0.060%	11/3/14	2,100	2,100
Total Tax-Exempt Municipal Bonds (Cost $19,259,511)				19,624,555

			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4 Vanguard Municipal Cash Management Fund (Cost $314,510)	0.047%		314,510,000	314,510
Total Investments (100.4%) (Cost $19,574,021)				19,939,065
Other Assets and Liabilities (–0.4%)
Other Assets				269,587
Liabilities				(347,048)
				(77,461)
Net Assets (100%)				19,861,604

At October 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				19,601,168
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(104,608)
Unrealized Appreciation (Depreciation)				365,044
Net Assets				19,861,604

Investor Shares—Net Assets
Applicable to 202,280,729 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,240,914
Net Asset Value Per Share—Investor Shares				$11.08

Admiral Shares—Net Assets
Applicable to 1,590,569,517 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				17,620,690
Net Asset Value Per Share—Admiral Shares				$11.08

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,147,936,000, representing 5.8% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover of report.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,000	1,165
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21		1,500	1,757
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24		3,695	4,211
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24		2,520	2,872
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30		6,905	7,750
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31		7,245	8,094
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32		7,000	7,795
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17	(Prere.)	58,350	66,117
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17	(Prere.)	60,660	68,735
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17	(Prere.)	62,600	70,933
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17	(Prere.)	13,595	15,405
Auburn University Alabama General Fee Revenue	4.000%	6/1/15		2,500	2,556
Auburn University Alabama General Fee Revenue	5.000%	6/1/16		3,690	3,958
Auburn University Alabama General Fee Revenue	5.000%	6/1/17		3,160	3,519
Auburn University Alabama General Fee Revenue	5.000%	6/1/17		1,550	1,725
Auburn University Alabama General Fee Revenue	5.000%	6/1/31		3,000	3,437
Birmingham AL GO	0.000%	3/1/32		5,000	5,020
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25		5,000	5,068
Huntsville AL GO	5.000%	3/1/26		2,540	2,976
Huntsville AL GO	5.000%	5/1/33		5,000	5,678
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18		2,830	3,105
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19		2,415	2,711
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20		2,845	3,231
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21		3,630	4,066
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30		5,450	5,944
Jefferson County AL Sewer Revenue	5.000%	10/1/22		1,730	1,931
Jefferson County AL Sewer Revenue	5.000%	10/1/23		3,500	3,893
Jefferson County AL Sewer Revenue	0.000%	10/1/26	(4)	1,000	581
Jefferson County AL Sewer Revenue	0.000%	10/1/27	(4)	1,410	778
Jefferson County AL Sewer Revenue	0.000%	10/1/28	(4)	1,500	776
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17		8,700	8,891
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.060%	11/3/14	LOC	4,580	4,580
University of Alabama General Revenue	5.000%	7/1/21		10,530	12,697
					341,955
Alaska (0.2%)
Alaska GO	5.000%	8/1/24		5,000	6,105
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25		3,075	3,616
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26		5,330	6,231
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29		2,000	2,306
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.050%	11/7/14		10,000	10,000
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32		4,845	5,602
2 Anchorage AK Electric Utility Revenue	5.000%	12/1/26		2,350	2,801
2 Anchorage AK Electric Utility Revenue	5.000%	12/1/34		4,500	5,143
Matanuska-Susitna Borough AK GO	5.000%	3/1/17		3,595	3,967
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		12,640	12,621
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		1,000	1,054
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16		12,755	13,448
					72,894
Arizona (2.1%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20	(2)	2,430	2,595
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20	(14)	5,120	5,647
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21	(2)	4,310	4,603
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27		1,115	1,308
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27		1,135	1,323
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28		2,545	2,886
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28		1,000	1,167
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31		1,000	1,142
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32		1,290	1,467
Arizona COP	5.000%	9/1/25	(4)	10,000	10,744
Arizona COP	5.000%	9/1/27	(4)	5,000	5,335
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21		3,480	4,045
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22		3,100	3,617
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23		5,000	5,771

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27		6,500	7,251
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24		10,000	11,141
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25		7,500	8,341
3 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.900%	2/5/20		12,500	12,700
Arizona Lottery Revenue	5.000%	7/1/22	(4)	18,000	20,524
Arizona Lottery Revenue	5.000%	7/1/24	(4)	15,000	16,869
Arizona Lottery Revenue	5.000%	7/1/25	(4)	15,000	16,772
Arizona Lottery Revenue	5.000%	7/1/26	(4)	13,975	15,526
Arizona School Facilities Board COP	5.000%	9/1/15	(Prere.)	34,300	35,669
Arizona School Facilities Board COP	5.000%	9/1/15	(Prere.)	26,755	27,823
Arizona School Facilities Board COP	5.000%	9/1/16		24,000	25,977
Arizona School Facilities Board COP	5.000%	9/1/17		21,000	23,495
Arizona School Facilities Board COP	5.000%	9/1/18		13,000	14,861
Arizona School Facilities Board COP	5.125%	9/1/21		5,000	5,751
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18		10,000	11,097
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19		10,000	11,104
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20		11,500	12,751
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21		16,300	18,060
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22		9,940	11,746
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24		10,000	11,029
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25		7,540	8,316
Arizona Transportation Board Highway Revenue	5.000%	7/1/15	(Prere.)	9,460	9,766
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	(Prere.)	10,035	10,815
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		8,500	10,328
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		5,000	5,676
Arizona Transportation Board Highway Revenue	5.000%	7/1/30		5,000	5,629
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		14,580	16,877
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20		3,500	4,207
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		6,000	7,362
Chandler AZ GO	4.000%	7/1/22		3,390	3,874
Chandler AZ GO	5.000%	7/1/23		3,400	4,203
Chandler AZ GO	5.000%	7/1/24		4,250	5,321
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18		3,325	3,714
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19		2,000	2,273
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20		1,500	1,726
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21		1,500	1,704
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22		3,500	3,936
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23		3,805	4,250
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25		3,750	4,133
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26		2,890	3,174
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27		5,000	5,486
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		14,000	15,337
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23	(14)	4,235	4,667
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16		6,500	6,977
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17		10,000	11,089
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18		6,000	6,627
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21		6,220	7,244
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/20		1,355	1,452
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/28		690	786
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/29		480	555
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/30		375	434
Maricopa County AZ Unified School District GO	5.000%	7/1/22		8,450	10,392
Mesa AZ Excise Tax Revenue	5.000%	7/1/27		4,000	4,399
Mesa AZ Utility System Revenue	5.000%	7/1/19	(14)	10,000	11,719
Mesa AZ Utility System Revenue	5.000%	7/1/21	(14)	11,900	14,299
1 Mesa AZ Utility System Revenue TOB VRDO	0.060%	11/7/14		6,500	6,500
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23		5,000	5,653
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24		2,235	2,527
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27		9,530	10,688
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28		9,555	10,877
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30		13,330	15,053
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20		5,165	5,742
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	(14)	5,420	5,796
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24		7,805	8,562
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24		2,500	2,889
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	(14)	4,200	4,332
Phoenix AZ GO	5.000%	7/1/20		5,150	5,734
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29		12,000	12,256

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22		3,000	3,649
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23		3,500	4,272
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26		3,590	4,285
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/22		2,000	2,470
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/23		1,000	1,246
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/25		1,000	1,246
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22		4,350	5,035
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27		10,000	11,217
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28		2,750	3,048
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/30		2,095	2,445
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35		7,250	7,564
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19		25	29
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21		3,770	4,396
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22		3,965	4,641
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23		8,370	9,836
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		4,510	5,340
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25		19,125	22,660
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		2,725	3,245
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		270	322
Scottsdale AZ GO	5.000%	7/1/22		3,000	3,683
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16	(Prere.)	6,850	7,382
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16	(Prere.)	7,280	7,846
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16	(Prere.)	5,710	6,154
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22		12,415	15,174
Tucson AZ GO	5.000%	7/1/26	(12)	1,000	1,094
Tucson AZ GO	5.000%	7/1/29	(12)	1,000	1,084
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29		1,500	1,743
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24		1,200	1,401
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25		1,250	1,451
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32		1,000	1,128
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32		1,500	1,727
					832,306
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22		2,000	2,433
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		1,280	1,570
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		1,815	2,113
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		2,000	2,432
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		1,075	1,244
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		2,190	2,644
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27		1,695	1,952
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28		3,210	3,819
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29		3,355	3,982
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30		2,555	3,026
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27		1,000	1,198
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28		3,000	3,559
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29		1,970	2,328
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30		2,000	2,351
					34,651
California (12.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27		1,375	1,551
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29		2,795	3,102
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21		3,250	3,949
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27		3,000	3,597
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/28		6,165	7,358
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30		12,395	14,385
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28		5,030	5,950
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29		5,300	6,266
Antelope Valley-East Kern CA Water Agency COP VRDO	0.040%	11/7/14	LOC	29,150	29,150
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16	(Prere.)	20,195	21,540
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16	(Prere.)	26,400	28,159
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17	(Prere.)	7,000	7,754
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.950%	5/1/23		13,500	13,529
Beverly Hills CA Unified School District GO	0.000%	8/1/28		5,000	3,289
Beverly Hills CA Unified School District GO	0.000%	8/1/29		8,000	5,038
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		7,790	8,340
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16		5,000	5,353
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		20,000	24,042
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		20,000	23,936

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		20,000	22,908
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		19,250	22,020
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		10,000	11,968
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14		2,000	2,008
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14		3,070	3,083
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16		2,695	2,957
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16		5,000	5,485
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23		15,000	18,802
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24		10,000	12,681
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		15,000	18,399
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		2,500	3,051
California Economic Recovery GO	5.000%	7/1/19	(Prere.)	20,000	23,518
California Economic Recovery GO	5.250%	7/1/21		50,000	58,976
California GO	5.000%	3/1/15		6,000	6,098
California GO	5.000%	3/1/15	(Prere.)	4,785	4,862
California GO	5.000%	6/1/15	(Prere.)	3,000	3,085
California GO	6.000%	2/1/16		1,500	1,608
California GO	5.000%	4/1/16		10,000	10,667
California GO	5.000%	9/1/16		8,000	8,681
California GO	5.000%	3/1/17		3,000	3,312
California GO	5.000%	4/1/17		13,050	14,447
3 California GO	0.800%	5/1/17		3,500	3,535
California GO	5.000%	10/1/17		20,000	22,503
California GO	5.500%	4/1/18		30,000	34,705
California GO	6.000%	4/1/18		11,480	13,490
California GO	5.000%	9/1/18		33,800	36,707
California GO	5.000%	12/1/18		85	85
California GO	5.000%	4/1/20		18,000	20,892
California GO	5.000%	8/1/20		18,970	20,712
California GO	5.000%	11/1/20	(14)	5,000	5,630
California GO	5.000%	12/1/21		16,365	18,363
California GO	5.000%	3/1/22		6,375	6,770
California GO	5.000%	3/1/22	(2)	4,440	4,510
California GO	5.250%	10/1/22		15,000	17,876
California GO	5.000%	3/1/23		36,120	36,680
California GO	5.000%	3/1/23		29,000	30,784
California GO	5.000%	9/1/23		9,770	11,958
California GO	5.000%	10/1/23		3,000	3,675
California GO	5.000%	12/1/23		34,000	41,731
California GO	5.000%	3/1/24		30,115	31,963
California GO	5.000%	5/1/24		35,000	43,035
California GO	5.000%	10/1/24		19,500	22,092
California GO	5.000%	10/1/24		10,500	12,982
California GO	5.000%	12/1/24		5,640	6,868
California GO	5.000%	10/1/25		20,000	23,803
California GO	5.000%	12/1/25		5,490	6,602
California GO	5.500%	8/1/26		23,665	27,566
California GO	5.000%	10/1/26		31,140	36,750
California GO	5.000%	10/1/27		11,250	13,200
California GO	5.250%	10/1/27		26,440	31,700
California GO	5.000%	11/1/27		17,380	20,570
California GO	5.000%	2/1/28		12,500	14,573
California GO	5.000%	11/1/28		9,175	10,819
California GO	5.000%	12/1/28		3,575	4,221
California GO	5.750%	4/1/29		2,395	2,848
California GO	5.250%	9/1/29		10,460	12,543
California GO	5.000%	10/1/29		27,000	30,734
California GO	5.000%	10/1/29		4,445	4,942
California GO	5.000%	10/1/29		15,000	17,854
California GO	5.250%	3/1/30		29,500	34,359
California GO	5.000%	5/1/30		30,000	35,335
California GO	5.250%	9/1/30		25,480	30,422
California GO	5.750%	4/1/31		79,190	93,594
California GO	5.000%	10/1/31		29,000	34,188
California GO	5.000%	2/1/32		50,640	58,190
California GO	5.000%	10/1/32		28,000	32,903
California GO	5.000%	2/1/33		79,605	91,035
California GO	6.500%	4/1/33		54,500	66,678
California GO	5.000%	10/1/33		6,000	7,011
California GO	5.000%	10/1/34		10,000	11,648
California GO PUT	3.000%	12/1/19		6,000	6,468

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 California GO TOB VRDO	0.190%	11/7/14	(4)	11,000	11,000
California GO VRDO	0.040%	11/7/14	LOC	43,000	43,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/15	(Prere.)	5,790	5,980
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		19,000	21,648
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28		9,160	10,363
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.060%	11/7/14	LOC	14,200	14,200
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	8,385
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	3,285
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	4,377
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	6,450
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25		5,000	5,525
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26		5,000	5,488
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27		3,845	4,209
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26		2,430	2,801
1 California Health Facilities Financing Authority Revenue (Dignity Health) TOB VRDO	0.150%	11/7/14	LOC	13,000	13,000
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17		4,000	4,086
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17		5,000	5,108
1 California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.080%	11/7/14		650	650
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/27		6,380	7,618
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19		8,080	9,384
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20		4,000	4,701
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21		7,110	8,219
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22		3,250	3,753
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21		25,980	30,285
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29		15,000	17,415
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		4,250	4,884
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	14,874
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15		7,550	7,843
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16		5,000	5,467
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17		5,100	5,813
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26		4,500	5,368
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31		10,000	12,041
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.070%	11/3/14	(ETM)	20,760	20,760
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.330%	4/1/16		18,000	18,002
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/15		1,615	1,632
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/16		2,070	2,179
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20		1,575	1,740
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21		1,740	1,896
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24		5,000	5,430
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25		8,525	9,694
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30		3,000	3,541
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16	(2)	5,265	5,571
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25		3,100	3,111
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		7,420	8,663
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27		1,325	1,611
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28		5,000	6,027
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29		2,000	2,421
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27		5,000	5,836
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23		750	913
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24		900	1,102
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		10,000	11,903
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		7,000	8,406
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26		5,000	6,045
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27		3,120	3,632
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		13,000	15,230
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		8,000	9,353
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		4,250	4,889
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		10,705	12,447
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30		3,930	4,506
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31		5,000	5,709
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		3,350	3,793
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(ETM)	9,980	10,221

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	8,750	8,961
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	4,985	5,105
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	5,700	5,838
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	11,820	12,106
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	10,000	10,242
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	15,230	15,598
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	15,235	15,603
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	8,765	8,977
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	9,650	9,883
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	(Prere.)	7,500	7,681
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	8,145	9,997
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		2,700	3,188
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	10,000	12,274
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24		13,665	16,836
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27		3,075	3,582
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		2,495	3,041
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		4,250	4,914
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		9,650	11,056
California State University Revenue Systemwide	5.000%	11/1/26		14,775	17,012
California State University Revenue Systemwide	5.750%	11/1/27		5,000	5,953
California State University Revenue Systemwide	5.250%	11/1/28		7,395	8,818
California State University Revenue Systemwide	5.250%	11/1/29		7,790	9,260
California State University Revenue Systemwide	5.000%	11/1/30		24,850	29,806
California State University Revenue Systemwide	5.250%	11/1/30		7,960	9,419
California State University Revenue Systemwide	5.000%	11/1/31		21,630	25,714
California State University Revenue Systemwide	5.250%	11/1/31		4,000	4,705
California State University Revenue Systemwide	5.000%	11/1/32		10,000	11,831
California State University Revenue Systemwide	5.000%	11/1/33		20,000	23,566
California State University Revenue Systemwide	5.000%	11/1/34		24,190	28,389
California State University Revenue Systemwide	5.000%	11/1/35		4,355	5,086
California Statewide Communities Development Authority Revenue
(Daughters of Charity Health System)	5.250%	7/1/24		4,465	4,431
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16		36,970	39,386
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.040%	11/7/14		21,100	21,100
Cerritos CA Community College District GO	0.000%	8/1/28		1,000	618
Cerritos CA Community College District GO	5.250%	8/1/28		3,540	4,114
Cerritos CA Community College District GO	5.250%	8/1/29		3,160	3,666
Cerritos CA Community College District GO	0.000%	8/1/30		1,850	1,005
Cerritos CA Community College District GO	5.250%	8/1/30		4,235	4,905
Cerritos CA Community College District GO	0.000%	8/1/31		1,000	513
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		7,000	8,317
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		15,000	17,570
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		5,000	5,831
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		17,000	19,784
Chaffey CA Community College District GO	5.000%	6/1/24		1,120	1,391
Chaffey CA Community College District GO	5.000%	6/1/29		1,250	1,498
Chaffey CA Community College District GO	5.000%	6/1/30		2,000	2,381
Contra Costa CA Community College District GO	5.000%	8/1/29		2,000	2,370
Contra Costa CA Community College District GO	5.000%	8/1/30		3,000	3,532
Contra Costa CA Community College District GO	5.000%	8/1/34		4,000	4,642
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/25		2,000	2,378
Cupertino CA Union School District GO	5.000%	8/1/30		2,000	2,428
Cupertino CA Union School District GO	5.000%	8/1/34		2,000	2,382
Cupertino CA Union School District GO	5.000%	8/1/35		5,000	5,923
Cupertino CA Union School District GO	5.000%	8/1/35		1,000	1,151
3 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.370%	7/8/15		3,475	3,474
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		2,410	2,905
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32		4,000	4,802
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33		5,000	5,970
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26		2,500	2,961
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27		2,000	2,349
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		3,000	3,501
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		2,655	3,061
El Dorado CA Irrigation District Revenue	5.000%	3/1/22	(4)	1,035	1,241
El Dorado CA Irrigation District Revenue	5.000%	3/1/23	(4)	1,750	2,069
El Dorado CA Irrigation District Revenue	5.000%	3/1/24	(4)	1,000	1,172
El Dorado CA Irrigation District Revenue	5.000%	3/1/25	(4)	1,000	1,161
El Dorado CA Irrigation District Revenue	5.000%	3/1/26	(4)	2,485	2,857
El Dorado CA Irrigation District Revenue	5.000%	3/1/27	(4)	2,110	2,399
El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	2,000	2,263
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	3,060	3,493

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
El Monte CA High School District GO	5.500%	6/1/27	(12)	2,630	3,063
El Monte CA High School District GO	5.500%	6/1/28	(12)	2,355	2,729
El Segundo CA Unified School District GO	0.000%	8/1/28		2,705	1,619
El Segundo CA Unified School District GO	0.000%	8/1/29		8,655	4,924
El Segundo CA Unified School District GO	0.000%	8/1/30		9,160	4,849
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23	(14)	2,875	2,079
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24	(14)	1,700	1,170
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25	(14)	2,055	1,344
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26	(14)	2,985	1,833
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28	(14)	2,875	1,580
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28		20,090	13,084
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29		2,000	1,311
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		2,000	2,360
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		40,500	46,965
Fresno CA Sewer Revenue	5.000%	9/1/25	(12)	2,275	2,598
Fresno CA Sewer Revenue	5.000%	9/1/26	(12)	7,425	8,428
Fresno CA Sewer Revenue	5.000%	9/1/27	(12)	7,835	8,808
Gilroy CA Unified School District GO	0.000%	8/1/30	(ETM)	255	163
Gilroy CA Unified School District GO	0.000%	8/1/30	(12)	5,245	2,881
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/15		6,505	6,629
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/16		12,545	13,226
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		4,595	3,754
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25	(4)	7,000	8,320
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31		5,200	5,816
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23	(14)	2,090	1,597
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25	(14)	3,635	2,534
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27	(14)	1,500	919
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28	(14)	3,170	1,817
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		50	58
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		230	269
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		90	104
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28		125	151
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18	(2)	5,495	6,359
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19	(2)	3,970	4,694
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20	(2)	3,250	3,905
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21	(2)	7,645	9,285
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22	(2)	3,535	4,332
Long Beach CA Unified School District GO	0.000%	8/1/23	(12)	1,995	1,554
Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	2,925	1,982
Los Angeles CA Community College District GO	5.000%	8/1/28		7,210	8,287
Los Angeles CA Community College District GO	5.250%	8/1/29		4,145	4,834
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23		3,115	3,550
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26		3,250	3,669
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26		5,705	6,654
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27		3,250	3,653
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28		3,960	4,430
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28		12,750	14,974
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29		5,000	5,855
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		1,000	1,248
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27		7,985	9,671
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		22,715	26,612
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		11,185	12,992
Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	11/7/14		4,300	4,300
Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	11/7/14		11,400	11,400
Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	11/7/14		15,100	15,100
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28		6,930	7,999
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24	(14)	15,435	16,779
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31	(14)	9,000	9,554
Los Angeles CA Unified School District GO	5.000%	7/1/16		7,290	7,855
Los Angeles CA Unified School District GO	5.000%	7/1/16	(4)	6,900	7,435
Los Angeles CA Unified School District GO	5.000%	7/1/16	(Prere.)	24,035	25,903
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	4,000	4,474
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	6,425	7,186
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	7,330	8,190
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	10,000	11,185
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	22,410	25,065
Los Angeles CA Unified School District GO	4.750%	7/1/19	(4)	12,500	13,370
Los Angeles CA Unified School District GO	5.000%	7/1/22		20,000	24,388
Los Angeles CA Unified School District GO	5.000%	7/1/23	(3)	31,690	32,678
Los Angeles CA Unified School District GO	5.250%	7/1/23		8,835	10,394
Los Angeles CA Unified School District GO	5.250%	7/1/23		5,000	5,882

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/24	(14)	10,000	10,310
Los Angeles CA Unified School District GO	5.000%	7/1/24		17,300	21,463
Los Angeles CA Unified School District GO	5.000%	7/1/26		7,500	8,702
Los Angeles CA Unified School District GO	5.000%	7/1/26		20,000	24,346
Los Angeles CA Unified School District GO	5.250%	7/1/28		8,000	9,516
Los Angeles CA Unified School District GO	5.000%	7/1/29		1,400	1,680
Los Angeles CA Unified School District GO	5.200%	7/1/29		6,295	7,321
Los Angeles CA Unified School District GO	4.500%	7/1/31	(2)	4,000	4,288
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29		6,520	7,475
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15		10,665	11,014
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21		5,000	5,875
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16		3,450	3,730
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17		5,000	5,592
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27		1,475	1,697
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28		2,000	2,299
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29		2,365	2,714
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32		3,000	3,414
M-S-R California Energy Authority Revenue	7.000%	11/1/34		6,000	8,380
Metropolitan Water District of Southern California Revenue PUT	2.000%	10/1/16		6,000	6,147
Mount Diablo CA Unified School District GO	5.000%	8/1/29		6,415	7,516
Mount Diablo CA Unified School District GO	5.000%	8/1/30		5,510	6,424
Mount Diablo CA Unified School District GO	5.000%	8/1/32		12,910	14,987
Mount San Antonio CA Community College District GO	0.000%	8/1/28		3,000	2,386
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/15	(Prere.)	14,775	15,362
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		4,500	5,337
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		1,500	1,786
Oakland CA Unified School District GO	6.250%	8/1/18		1,000	1,150
Oakland CA Unified School District GO	6.250%	8/1/19		1,150	1,348
Orange County CA Airport Revenue	5.250%	7/1/25		6,480	7,509
Orange County CA Sanitation District COP	5.000%	2/1/28		7,250	8,233
Orange County CA Sanitation District COP	5.000%	2/1/29	(4)	2,500	2,717
Orange County CA Sanitation District COP	5.000%	2/1/29		4,510	5,117
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	(14)	9,290	9,302
Palo Alto CA Unified School District GO	0.000%	8/1/23		13,900	11,228
Palo Alto CA Unified School District GO	0.000%	8/1/28		20,320	13,222
Palo Alto CA Unified School District GO	0.000%	8/1/29		19,530	12,157
Palo Alto CA Unified School District GO	0.000%	8/1/31		12,305	6,893
Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	9,300	4,378
Paramount CA Redevelopment Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	5,000	3,136
Peralta CA Community College District Revenue	5.000%	8/1/28		3,000	3,579
Poway CA Unified School District GO	0.000%	8/1/29		5,000	2,845
Rancho Santiago CA Community College District GO	5.000%	9/1/25		6,690	8,160
Rancho Santiago CA Community College District GO	5.000%	9/1/26		16,145	19,482
Redding CA Electric System COP	5.000%	6/1/23	(4)	6,875	7,770
Redding CA Electric System COP	5.000%	6/1/25	(4)	7,860	8,845
Redding CA Electric System COP	5.000%	6/1/27	(4)	4,660	5,230
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23		3,000	3,709
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27		4,980	6,083
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29		7,805	9,434
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25		8,790	5,605
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26		3,375	2,055
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27		5,480	3,132
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28		9,395	5,012
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29		11,075	5,593
Rocklin CA Unified School District GO	0.000%	8/1/22	(14)	5,450	4,538
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		4,735	5,310
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		105	119
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		125	144
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26		125	144
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		110	127
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18	(14)	2,000	2,147
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/24		720	816
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/26		1,200	1,343
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.040%	11/7/14		21,800	21,800
Sacramento County CA Airport Revenue	5.500%	7/1/27		7,870	8,990
Sacramento County CA Airport Revenue	5.500%	7/1/28		5,000	5,695
Sacramento County CA Airport Revenue	5.625%	7/1/29		5,485	6,262
Sacramento County CA GO	5.000%	2/1/15		9,190	9,291
Sacramento County CA GO	5.000%	2/1/17		4,650	5,006
Sacramento County CA GO	5.250%	2/1/18		6,140	6,876
Sacramento County CA GO	5.250%	2/1/19		4,940	5,574

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento County CA GO	5.500%	2/1/20		4,700	5,430
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,381
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31		3,000	3,551
San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	1,960	2,274
San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	1,180	1,346
San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	1,320	1,500
San Bernardino CA City Unified School District GO	5.000%	8/1/32	(4)	1,400	1,582
San Bernardino CA Community College District GO	5.000%	8/1/24		12,065	14,658
San Bernardino CA Community College District GO	5.000%	8/1/25		13,965	16,794
San Bernardino CA Community College District GO	5.000%	8/1/26		14,080	16,739
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17		2,500	2,765
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18		8,995	10,181
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19		8,500	9,802
San Diego CA Community College District GO	5.000%	8/1/26		3,895	4,665
San Diego CA Community College District GO	5.000%	8/1/27		3,865	4,616
San Diego CA Community College District GO	5.000%	8/1/27		8,350	9,972
San Diego CA Community College District GO	5.000%	8/1/28		7,400	8,836
San Diego CA Community College District GO	5.000%	8/1/28		8,820	10,531
San Diego CA Community College District GO	5.000%	8/1/29		4,315	5,121
San Diego CA Community College District GO	5.000%	8/1/30		5,000	5,942
San Diego CA Community College District GO	5.000%	8/1/30	(4)	19,015	20,990
San Diego CA Community College District GO	5.250%	8/1/33		3,325	3,850
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25		10,000	11,829
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28		2,000	2,291
San Diego CA Unified School District GO	5.500%	7/1/27	(4)	17,020	22,061
San Diego CA Unified School District GO	0.000%	7/1/30		17,310	9,613
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		2,500	2,877
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,000	5,869
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		9,135	10,679
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22		5,500	6,460
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26		3,370	3,976
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32		10,000	11,491
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34		14,000	15,969
San Francisco CA City & County Unified School District GO	4.000%	6/15/31		13,670	14,357
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		3,950	4,129
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21	(14)	12,385	10,232
San Jose CA Airport Revenue	5.000%	3/1/27		2,255	2,648
San Jose CA Airport Revenue	5.000%	3/1/27		3,500	4,110
San Jose CA Airport Revenue	5.000%	3/1/28		2,185	2,548
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(2)	20,000	21,463
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23	(2)	24,900	26,722
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24	(14)	29,885	32,204
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27		2,400	2,659
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28		1,175	1,308
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28		25,385	28,137
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29		1,510	1,817
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		2,745	3,279
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		3,445	4,115
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,010	3,576
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,840	4,562
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32		3,095	3,671
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,399
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/28		2,500	2,968
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/29		1,675	1,984
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25		1,000	1,115
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28		2,000	2,269
San Ramon Valley CA Unified School District GO	5.000%	8/1/26		3,385	4,077
San Ramon Valley CA Unified School District GO	5.000%	8/1/27		1,080	1,293
Santa Ana CA Unified School District GO	0.000%	8/1/29	(14)	3,315	1,886
Santa Ana CA Unified School District GO	0.000%	8/1/30	(14)	2,150	1,168
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19		13,825	15,893
Santa Monica CA Community College District GO	0.000%	8/1/23		9,045	7,306
Santa Monica CA Community College District GO	5.000%	8/1/24		4,210	5,171
Santa Monica CA Community College District GO	5.000%	8/1/25		5,000	6,079
Santa Monica CA Community College District GO	5.000%	8/1/26		8,650	10,404
Santa Monica CA Community College District GO	0.000%	8/1/27		6,565	4,422

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Monica CA Community College District GO	5.000%	8/1/27		5,145	6,151
Santa Monica CA Community College District GO	0.000%	8/1/28		7,105	4,487
Santa Monica CA Community College District GO	0.000%	8/1/29		12,640	7,621
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27	(2)	11,125	7,121
Southern California Public Power Authority Revenue	5.000%	7/1/22		10,000	11,955
Southern California Public Power Authority Revenue	5.000%	7/1/27		10,000	11,793
Southern California Public Power Authority Revenue	5.000%	7/1/28		10,000	11,684
Southern California Public Power Authority Revenue	5.000%	7/1/29		2,500	2,921
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26		9,000	10,604
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27		375	444
Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	3,300	3,812
1 Sweetwater CA Unified School District GO TOB VRDO	0.070%	11/7/14	(13)	2,845	2,845
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		3,000	3,101
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35		2,000	2,051
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19		3,000	3,457
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20		13,130	15,036
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21		13,465	15,233
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29		9,000	10,510
Turlock CA Irrigation District Revenue	5.000%	1/1/27		3,935	4,373
Turlock CA Irrigation District Revenue	5.000%	1/1/28		4,160	4,595
Turlock CA Irrigation District Revenue	5.000%	1/1/29		4,335	4,786
Turlock CA Irrigation District Revenue	5.000%	1/1/30		2,250	2,482
University of California Revenue	5.000%	5/15/21		10,625	11,001
University of California Revenue	5.000%	5/15/23		1,500	1,795
University of California Revenue	5.500%	5/15/24		14,675	17,552
University of California Revenue	5.000%	5/15/26		12,915	15,300
University of California Revenue	5.000%	5/15/27		5,000	5,883
University of California Revenue	5.000%	5/15/28		25,995	30,838
University of California Revenue	5.000%	5/15/30		2,830	3,306
University of California Revenue	5.000%	5/15/32		21,800	25,384
University of California Revenue	5.000%	5/15/33		31,200	36,201
University of California Revenue	5.000%	5/15/34		38,420	44,389
University of California Revenue PUT	5.000%	5/15/23		87,665	107,641
Ventura County CA Community College District GO	0.000%	8/1/23		6,155	4,824
Ventura County CA Community College District GO	0.000%	8/1/24		8,050	6,080
Ventura County CA Community College District GO	5.000%	8/1/24		1,070	1,330
Ventura County CA Community College District GO	0.000%	8/1/25		8,000	5,788
Ventura County CA Community College District GO	0.000%	8/1/26		8,500	5,895
Ventura County CA Community College District GO	0.000%	8/1/27		8,500	5,521
Ventura County CA Community College District GO	5.000%	8/1/27		1,000	1,208
Ventura County CA Community College District GO	5.000%	8/1/28		1,000	1,201
Ventura County CA Community College District GO	5.000%	8/1/29		1,000	1,196
Ventura County CA Public Financing Authority COP	5.625%	8/15/27		1,000	1,189
Ventura County CA Public Financing Authority COP	5.750%	8/15/28		1,750	2,093
Ventura County CA Public Financing Authority COP	5.750%	8/15/29		1,750	2,062
Victor Valley CA Community College District GO	5.375%	8/1/29		4,250	4,932
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29		2,510	2,788
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30		3,775	4,185
West Basin CA Municipal Water District COP	5.000%	8/1/25	(12)	5,365	6,138
West Basin CA Municipal Water District COP	5.000%	8/1/27	(12)	5,000	5,705
West Contra Costa CA Unified School District GO	0.000%	8/1/17	(12)	1,565	1,522
West Contra Costa CA Unified School District GO	0.000%	8/1/18	(12)	3,000	2,860
West Contra Costa CA Unified School District GO	0.000%	8/1/19	(12)	4,190	3,864
West Contra Costa CA Unified School District GO	0.000%	8/1/20	(12)	6,000	5,305
West Contra Costa CA Unified School District GO	5.000%	8/1/27		2,405	2,833
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	5,230	3,100
West Contra Costa CA Unified School District GO	5.000%	8/1/29		3,500	4,075
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(12)	5,000	2,378
West Contra Costa CA Unified School District GO	5.000%	8/1/32	(4)	6,270	7,099
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,810	1,256
Westlands CA Water District Revenue	5.000%	9/1/26	(4)	1,000	1,163
					4,800,004
Colorado (1.4%)
Aurora CO COP	5.000%	12/1/19		1,050	1,222
Aurora CO COP	5.000%	12/1/20		2,000	2,306
Aurora CO COP	5.000%	12/1/21		3,505	4,060
Aurora CO COP	5.000%	12/1/22		4,730	5,467
Aurora CO COP	5.000%	12/1/23		4,465	5,149
Aurora CO COP	5.000%	12/1/24		4,215	4,861
Aurora CO COP	5.000%	12/1/25		5,475	6,299
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/24		1,000	1,220

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Broomfield CO City & County COP	5.000%	12/1/24		2,685	3,051
Broomfield CO City & County COP	5.000%	12/1/25		2,820	3,201
Broomfield CO City & County COP	5.000%	12/1/26		2,965	3,338
Broomfield CO City & County COP	5.000%	12/1/29		7,470	8,361
Castle Rock CO COP VRDO	0.070%	11/7/14	LOC	28,195	28,195
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23		5,000	6,104
Colorado Department of Transportation Revenue	5.000%	12/15/15	(14)	37,825	39,865
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28		10,000	11,605
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29		50,000	57,447
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		14,000	15,740
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33		8,385	9,265
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.250%	11/3/14		5,300	5,300
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		2,025	2,187
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		6,750	7,169
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical Center of the Rockies)	5.000%	3/1/25		4,900	4,946
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		6,100	7,010
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		13,175	15,141
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30		20,955	23,623
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31	(4)	2,415	2,803
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33	(4)	2,410	2,777
Denver CO City & County Airport Revenue	5.000%	11/15/24	(10)	8,965	9,398
Denver CO City & County Airport Revenue	5.000%	11/15/25		15,000	17,678
Denver CO City & County Airport Revenue	5.000%	11/15/26		5,750	6,735
Denver CO City & County Airport Revenue	5.250%	11/15/28		3,000	3,534
Denver CO City & County Airport Revenue	5.250%	11/15/28		3,210	3,671
Denver CO City & County Airport Revenue	5.250%	11/15/29		5,000	5,872
Denver CO City & County Airport Revenue	5.250%	11/15/30		14,400	16,861
Denver CO City & County COP VRDO	0.070%	11/3/14		1,000	1,000
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17	(14)	24,490	23,373
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18	(14)	7,850	8,913
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18	(14)	6,355	7,216
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19	(14)	15,100	13,621
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21		27,500	23,190
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22	(14)	11,315	9,230
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	15,435	11,934
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	20,000	14,628
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25		1,500	1,669
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		2,500	2,793
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24		5,000	5,983
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25		5,875	7,005
University of Colorado Enterprise System Revenue	5.000%	6/1/15	(Prere.)	6,515	6,699
University of Colorado Enterprise System Revenue	5.500%	6/1/19	(Prere.)	2,000	2,390
University of Colorado Enterprise System Revenue	5.500%	6/1/19	(Prere.)	2,750	3,287
University of Colorado Enterprise System Revenue	5.000%	6/1/20	(14)	5,785	6,429
University of Colorado Enterprise System Revenue	5.000%	6/1/21	(14)	90	92
University of Colorado Enterprise System Revenue	5.000%	6/1/26		1,250	1,483
University of Colorado Enterprise System Revenue	5.000%	6/1/26		1,500	1,822
University of Colorado Enterprise System Revenue	5.000%	6/1/27		2,085	2,463
University of Colorado Enterprise System Revenue	4.000%	6/1/28		5,600	6,133
University of Colorado Enterprise System Revenue	5.000%	6/1/28		2,480	2,916
University of Colorado Enterprise System Revenue	5.000%	6/1/28		2,000	2,403
University of Colorado Enterprise System Revenue	5.000%	6/1/29		2,445	2,863
University of Colorado Enterprise System Revenue	5.000%	6/1/29		2,250	2,691
University of Colorado Enterprise System Revenue	5.000%	6/1/30		2,720	3,171
University of Colorado Enterprise System Revenue	5.000%	6/1/31		1,850	2,147
University of Colorado Enterprise System Revenue	5.000%	6/1/32		1,950	2,254
University of Colorado Enterprise System Revenue	5.000%	6/1/33		3,155	3,636
University of Colorado Hospital Authority Revenue	5.000%	11/15/27		6,000	6,930
University of Colorado Hospital Authority Revenue	6.000%	11/15/29		9,850	11,672
					553,497
Connecticut (1.6%)
Connecticut GO	5.500%	12/15/14		7,700	7,751
Connecticut GO	5.000%	4/15/15		16,155	16,515
Connecticut GO	5.000%	4/15/15		2,325	2,377
Connecticut GO	5.000%	5/1/15		1,865	1,911
3 Connecticut GO	0.550%	5/15/15		5,000	5,010
Connecticut GO	5.000%	11/1/15		5,000	5,241
Connecticut GO	5.000%	12/15/15		14,345	15,119
Connecticut GO	5.000%	4/15/16		13,725	14,655
3 Connecticut GO	0.700%	5/15/16		8,400	8,458

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
3 Connecticut GO	0.700%	5/15/16		5,000	5,034
3 Connecticut GO	0.820%	5/15/17		5,000	5,057
Connecticut GO	5.000%	11/1/17		7,750	8,752
3 Connecticut GO	0.970%	5/15/18		14,000	14,232
Connecticut GO	5.000%	12/15/18		11,000	12,046
3 Connecticut GO	1.300%	4/15/20		17,000	17,433
Connecticut GO	5.000%	11/1/20		4,970	5,955
3 Connecticut GO	0.800%	3/1/21		4,305	4,317
Connecticut GO	5.000%	11/1/21		5,000	6,034
Connecticut GO	5.000%	4/15/22		6,005	7,236
Connecticut GO	5.000%	5/15/22		11,310	13,354
Connecticut GO	5.000%	6/1/22		8,010	9,668
Connecticut GO	5.000%	6/15/22		9,355	11,297
Connecticut GO	5.000%	9/1/22		15,000	18,163
Connecticut GO	5.000%	9/15/22		6,830	8,274
Connecticut GO	5.000%	6/15/23		5,890	7,175
Connecticut GO	5.000%	11/1/23		10,000	11,911
Connecticut GO	5.000%	6/1/24		14,410	17,137
Connecticut GO	5.000%	9/1/24		20,000	24,681
Connecticut GO	5.000%	10/15/24		10,805	12,954
Connecticut GO	5.000%	3/1/25		19,440	23,226
Connecticut GO	5.000%	9/1/25		19,395	23,680
Connecticut GO	5.000%	9/1/26		13,170	15,930
Connecticut GO	5.000%	11/1/26		9,250	10,844
Connecticut GO	5.000%	3/1/30		8,900	10,530
Connecticut GO	5.000%	3/1/31		10,500	12,376
Connecticut GO	4.000%	9/1/31		14,100	15,119
Connecticut GO	5.000%	4/15/32		4,000	4,568
Connecticut GO	5.000%	8/15/32		20,000	23,321
Connecticut GO	4.000%	9/1/32		18,455	19,659
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		4,000	4,359
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32		15,000	16,565
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28		8,550	9,861
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14		7,315	7,315
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17		7,090	8,008
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22		5,000	6,081
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23		12,085	13,819
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24		10,880	12,423
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		19,445	23,237
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25		12,515	14,268
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26		8,225	9,769
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27		15,000	17,730
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31		10,000	11,813
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32		6,000	7,054
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34		3,745	4,375
Hartford CT GO	5.000%	4/1/28		2,055	2,347
Hartford CT GO	5.000%	4/1/30		2,000	2,269
					628,293
Delaware (0.1%)
Delaware GO	5.000%	7/1/16		3,215	3,465
Delaware GO	5.000%	10/1/16		19,895	21,658
Delaware GO	5.000%	8/1/24		6,040	7,465
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29		10,000	11,407
University of Delaware Revenue	5.000%	11/1/22		1,000	1,165
					45,160
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/19	(4)	5,325	5,984
District of Columbia GO	5.000%	6/1/20	(4)	11,840	13,286
District of Columbia GO	5.000%	6/1/21	(4)	10,380	11,648
District of Columbia GO	5.000%	6/1/32		6,000	7,047
District of Columbia GO	5.000%	6/1/33		4,000	4,680
District of Columbia Income Tax Revenue	5.000%	12/1/22		3,500	4,287
District of Columbia Income Tax Revenue	5.000%	12/1/32		5,210	6,018
District of Columbia Revenue (American University) VRDO	0.070%	11/3/14	LOC	9,400	9,400
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	(2)	5,610	6,096
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	(2)	5,800	6,285
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	(2)	6,600	7,152
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24	(2)	6,190	6,707
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18		23,500	26,149
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.060%	11/7/14	LOC	18,600	18,600
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		9,595	11,084

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		5,115	5,909
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,753
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		7,695	8,854
					164,939
Florida (6.5%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/25		1,000	1,173
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/26		1,250	1,453
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/27		1,300	1,488
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/34		22,000	24,525
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		5,050	5,856
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		5,065	5,897
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		5,595	6,459
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		5,890	6,752
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26		6,200	7,058
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		6,280	7,108
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		7,000	7,814
Brevard County FL School Board COP	5.000%	7/1/23	(12)	4,615	5,059
Brevard County FL School Board COP	5.000%	7/1/24	(12)	4,850	5,317
Brevard County FL School Board COP	5.000%	7/1/25		1,000	1,185
Brevard County FL School Board COP	5.000%	7/1/25	(12)	5,090	5,580
Broward County FL Airport System Revenue	5.000%	10/1/25		2,000	2,316
Broward County FL Airport System Revenue	5.000%	10/1/26		2,730	3,135
Broward County FL Airport System Revenue	5.000%	10/1/27		5,785	6,609
Broward County FL Airport System Revenue	5.000%	10/1/28		5,000	5,689
Broward County FL Airport System Revenue	5.500%	10/1/31		7,210	8,439
Broward County FL Airport System Revenue	5.500%	10/1/32		7,610	8,868
Broward County FL Airport System Revenue	5.500%	10/1/33		8,025	9,332
Broward County FL GO	5.000%	1/1/20		9,185	10,883
Broward County FL Port Facilities Revenue	5.500%	9/1/29		5,500	6,321
Broward County FL School Board COP	5.250%	7/1/24	(4)	12,480	14,140
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/22		10,650	12,920
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23		2,000	2,285
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15		70,000	71,957
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		10,000	10,709
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16		16,000	17,134
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		23,000	25,602
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/16		50,000	53,545
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19		19,150	22,117
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20		21,100	24,684
Clay County FL Sales Surtax Revenue	5.000%	10/1/16	(12)	8,135	8,761
Florida Board of Education Capital Outlay GO	5.000%	6/1/22		7,050	8,609
Florida Board of Education Lottery Revenue	5.000%	7/1/15	(Prere.)	5,410	5,639
Florida Board of Education Lottery Revenue	5.000%	7/1/15	(Prere.)	12,545	13,076
Florida Board of Education Lottery Revenue	5.000%	7/1/15	(Prere.)	11,590	12,080
Florida Board of Education Lottery Revenue	5.000%	7/1/15	(Prere.)	11,235	11,710
Florida Board of Education Lottery Revenue	5.000%	7/1/16	(2)	5,305	5,527
Florida Board of Education Lottery Revenue	5.000%	7/1/18		4,000	4,589
Florida Board of Education Lottery Revenue	5.000%	7/1/19		4,550	5,225
Florida Board of Education Lottery Revenue	5.000%	7/1/22	(14)	14,690	16,432
Florida Board of Education Lottery Revenue	5.000%	7/1/24		13,700	15,289
Florida Board of Education Lottery Revenue	5.000%	7/1/24		11,385	13,034
Florida Board of Education Lottery Revenue	5.000%	7/1/25		14,385	16,030
Florida Board of Education Lottery Revenue	5.000%	7/1/25		13,215	15,109
Florida Board of Education Lottery Revenue	5.000%	7/1/26		13,875	15,863
Florida Board of Education Lottery Revenue	5.000%	7/1/27		15,855	17,628
Florida Board of Education Public Education Capital Outlay GO	5.000%	1/1/15	(Prere.)	255	260
Florida Board of Education Public Education Capital Outlay GO	5.000%	1/1/15	(Prere.)	7,745	7,885
Florida Board of Education Public Education Capital Outlay GO	5.000%	1/1/15	(Prere.)	385	392
Florida Board of Education Public Education Capital Outlay GO	5.000%	1/1/15	(Prere.)	4,215	4,291
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		4,105	4,222
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		4,205	4,325
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15		5,540	5,698
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19		2,905	3,407
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20		26,350	27,287

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		3,500	3,924
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		5,585	6,585
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,040	3,712
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		2,125	2,490
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23		7,000	9,140
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/30		15,000	17,409
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31		5,000	5,780
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	(Prere.)	10,045	10,467
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	(Prere.)	10,000	10,420
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17		8,175	9,116
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19		5,855	6,704
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24		9,025	10,014
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24		10,025	11,430
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	(14)	6,700	7,423
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		9,475	10,513
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		10,525	11,956
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	(14)	10,045	11,129
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26		9,950	11,004
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26		11,055	12,558
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27		5,445	5,991
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27		11,605	13,125
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28		10,970	12,015
Florida Department of Transportation GO	5.000%	7/1/19		7,895	9,276
Florida Department of Transportation GO	5.000%	7/1/22		6,055	7,094
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32		1,000	1,084
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	(ETM)	50,000	53,808
Florida Municipal Power Agency Revenue	5.250%	10/1/19	(4)	10,000	11,792
Florida Municipal Power Agency Revenue	5.000%	10/1/27		12,500	14,222
Florida Municipal Power Agency Revenue	5.750%	10/1/27		3,000	3,555
Florida Ports Financing Commission Revenue	5.000%	10/1/24		2,075	2,444
Florida Ports Financing Commission Revenue	5.000%	10/1/26		1,420	1,661
Florida Ports Financing Commission Revenue	5.000%	10/1/28		2,000	2,335
Florida Turnpike Authority Revenue	5.000%	7/1/17		1,420	1,585
Florida Turnpike Authority Revenue	5.000%	7/1/19	(2)	4,150	4,321
Florida Turnpike Authority Revenue	5.000%	7/1/19		1,365	1,530
Florida Turnpike Authority Revenue	5.000%	7/1/20	(2)	2,745	2,858
Florida Turnpike Authority Revenue	5.000%	7/1/20		3,000	3,361
Florida Turnpike Authority Revenue	5.000%	7/1/22	(2)	5,120	5,330
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		2,000	2,308
Fort Myers FL Improvement Revenue	5.000%	12/1/16	(Prere.)	6,330	6,934
Fort Myers FL Improvement Revenue	5.000%	12/1/25	(14)	1,010	1,098
Gainesville FL Utility System Revenue VRDO	0.070%	11/3/14		10,710	10,710
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25		1,690	1,950
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	820	861
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	125	131
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	145	152
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	260	273
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	190	199
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17		3,000	3,386
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18		1,700	1,782
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18		3,000	3,461
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18		2,000	2,298
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		1,000	1,048
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		7,000	8,166
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		875	917
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		2,155	2,521
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21		2,250	2,489

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21		1,000	1,048
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21		135	141
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21		2,000	2,349
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22		1,000	1,048
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22		740	775
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23		500	524
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23		1,310	1,372
Hillsborough County FL Assessment Revenue	5.000%	3/1/22	(14)	6,260	6,454
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15		2,500	2,606
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17		2,750	3,067
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18		3,400	3,873
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17	(ETM)	3,650	3,966
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28		12,300	14,046
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31		12,500	14,130
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34		3,000	3,364
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19	(ETM)	3,500	4,045
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		12,000	13,685
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		14,000	15,833
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		15,070	16,988
Hillsborough County FL School Board COP	5.000%	7/1/24		16,305	18,809
Hillsborough County FL School Board COP	5.000%	7/1/25		6,000	6,901
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22		2,500	2,890
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22		600	721
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23		750	899
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24		7,025	8,365
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25		2,000	2,363
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		4,490	5,222
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		3,900	4,417
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,075	2,355
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.060%	11/3/14		10,655	10,655
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	11/7/14		11,445	11,445
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	(14)	5,000	5,099
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28		8,000	9,499
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29		2,000	2,369
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29		6,160	7,118
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30		3,000	3,184
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/31		17,495	19,932
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23		5,415	6,137
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24		5,685	6,443
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25		5,970	6,751
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28		13,280	14,661
Jacksonville FL Special Revenue	5.000%	10/1/20		15,420	18,387
Jacksonville FL Special Revenue	5.000%	10/1/25		4,500	5,369
Jacksonville FL Special Revenue	5.000%	10/1/25		4,800	5,507
2 Jacksonville FL Special Revenue	5.000%	10/1/26		7,710	9,135
2 Jacksonville FL Special Revenue	5.000%	10/1/28		6,385	7,455
2 Jacksonville FL Special Revenue	5.000%	10/1/29		7,750	9,027
2 Jacksonville FL Special Revenue	5.000%	10/1/30		3,145	3,643
Jacksonville FL Special Revenue	5.000%	10/1/32		1,750	2,006
2 Jacksonville FL Special Revenue	5.000%	10/1/33		3,105	3,557
2 Jacksonville FL Special Revenue	5.000%	10/1/34		1,765	2,012
Lake County FL School Board COP	5.250%	6/1/15	(2)	4,075	4,194
Lake County FL School Board COP	5.250%	6/1/15	(2)	2,050	2,110
Lake County FL School Board COP	5.000%	6/1/28	(4)	1,500	1,737
Lake County FL School Board COP	5.000%	6/1/29	(4)	1,750	2,019
Lake County FL School Board COP	5.000%	6/1/30	(4)	3,000	3,451
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		500	535
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22		1,750	2,071
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23		2,750	3,270

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24		3,000	3,595
	Lee County FL School Board COP	5.000%	8/1/27		5,000	5,908
	Lee County FL School Board COP	5.000%	8/1/28		4,000	4,694
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/26	(4)	1,000	1,179
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/28	(4)	3,055	3,561
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/30	(4)	3,300	3,816
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/32	(4)	1,820	2,091
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/33	(4)	1,000	1,145
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/34	(4)	1,000	1,138
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/35	(4)	1,000	1,135
	Lee County FL Water & Sewer Revenue	5.250%	10/1/25		5,950	7,112
	Manatee County FL Revenue	5.000%	10/1/22		1,255	1,524
	Manatee County FL Revenue	5.000%	10/1/23		1,300	1,587
	Manatee County FL Revenue	5.000%	10/1/25		1,325	1,590
	Manatee County FL Revenue	5.000%	10/1/26		1,520	1,808
	Manatee County FL Revenue	5.000%	10/1/27		1,580	1,868
	Marco Island FL Utility System Revenue	5.250%	10/1/32		3,300	3,883
	Marco Island FL Utility System Revenue	5.250%	10/1/33		2,000	2,346
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		1,250	1,440
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21		3,415	3,944
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22		3,000	3,451
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23		2,525	2,868
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		1,325	1,456
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30		1,000	1,115
1	Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.090%	11/7/14		7,600	7,600
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		1,460	1,681
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	(12)	1,800	2,048
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		2,630	3,012
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25		5,000	5,925
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26		6,500	7,411
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		7,200	8,239
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	(12)	4,000	4,514
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		5,500	6,152
1	Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.060%	11/7/14	(13)	8,420	8,420
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20	(2)	2,040	2,221
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24	(2)	5,275	5,702
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		4,000	4,775
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		4,250	5,109
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		3,750	4,469
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		3,250	3,844
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		2,250	2,646
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31		2,000	2,292
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		2,550	2,911
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33		5,000	5,690
	Miami-Dade County FL School Board COP	5.000%	5/1/16	(ETM)	9,335	9,988
	Miami-Dade County FL School Board COP	5.000%	8/1/16	(2)	4,280	4,618
	Miami-Dade County FL School Board COP	5.000%	11/1/16	(Prere.)	3,280	3,579
	Miami-Dade County FL School Board COP	5.000%	11/1/16	(Prere.)	2,655	2,897
	Miami-Dade County FL School Board COP	5.000%	11/1/16	(Prere.)	2,500	2,728
	Miami-Dade County FL School Board COP	5.000%	11/1/16	(Prere.)	5,025	5,483
	Miami-Dade County FL School Board COP	5.000%	11/1/16	(Prere.)	3,500	3,819
	Miami-Dade County FL School Board COP	5.000%	5/1/19	(14)	5,685	6,271
	Miami-Dade County FL School Board COP	5.000%	8/1/19	(2)	5,265	5,955
	Miami-Dade County FL School Board COP	5.250%	5/1/23	(12)	25,200	28,429
	Miami-Dade County FL School Board COP	5.250%	5/1/24	(12)	27,650	31,122
	Miami-Dade County FL School Board COP	5.250%	5/1/25	(12)	14,225	15,970
	Miami-Dade County FL School Board COP	5.250%	5/1/26	(12)	12,980	14,516
2	Miami-Dade County FL School Board COP	5.000%	11/1/26		7,935	9,231
2	Miami-Dade County FL School Board COP	5.000%	11/1/27		10,000	11,575
	Miami-Dade County FL School Board COP	5.250%	5/1/28	(12)	15,530	17,373
2	Miami-Dade County FL School Board COP	5.000%	11/1/28		10,000	11,493
2	Miami-Dade County FL School Board COP	5.000%	11/1/29		10,000	11,447
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16		10,000	10,643
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.490%	11/6/14	LOC	15,760	15,760
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.490%	11/6/14	LOC	15,765	15,765
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.530%	11/6/14	LOC	12,690	12,690
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.510%	12/11/14	LOC	27,245	27,245
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/30		2,300	2,728
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		2,600	3,080
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24		2,000	2,331
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25		2,750	3,183

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26		11,340	13,007
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27		2,500	2,852
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28		8,840	10,018
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29		5,000	2,643
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		10,000	11,302
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		12,000	13,527
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		4,000	4,506
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		2,155	1,030
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		13,500	15,137
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32		2,890	1,309
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		11,550	12,916
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.060%	11/3/14	LOC	4,929	4,929
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27		4,000	4,621
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28		2,060	2,354
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30		8,000	9,094
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31		6,250	7,073
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32		1,650	1,864
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21		20,000	23,894
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26	(14)	7,400	8,212
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18	(Prere.)	3,560	4,185
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28		1,440	1,599
North Broward FL Hospital District Revenue VRDO	0.050%	11/7/14	LOC	39,900	39,900
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21		8,000	9,265
Orange County FL School Board COP	5.000%	8/1/23	(14)	9,000	9,585
Orange County FL School Board COP	5.000%	8/1/24	(14)	4,000	4,254
Orange County FL School Board COP	4.500%	8/1/26		8,400	9,280
Orange County FL School Board COP	4.500%	8/1/27		7,000	7,609
Orange County FL Tourist Development Revenue	5.000%	10/1/17		5,955	6,680
Orange County FL Tourist Development Revenue	5.000%	10/1/18	(14)	18,980	21,185
Orange County FL Tourist Development Revenue	5.000%	10/1/20	(14)	15,345	17,029
Orange County FL Tourist Development Revenue	5.000%	10/1/21	(14)	16,605	18,322
Orange County FL Tourist Development Revenue	5.000%	10/1/27	(2)	12,630	13,152
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27		7,780	8,846
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30		3,500	3,932
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31		23,030	26,483
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32		9,875	11,331
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35		5,000	5,578
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22		3,245	4,020
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		4,000	4,917
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29		1,000	617
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30		1,400	865
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31		1,600	986
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32		2,060	1,268
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33		3,000	1,825
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22		850	975
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23		1,250	1,439
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24		1,000	1,156
Palm Beach County FL School Board COP	5.000%	8/1/28		6,115	7,042
Palm Beach County FL School Board COP	5.000%	8/1/29		5,970	6,861
Palm Beach County FL School Board COP PUT	5.000%	8/1/16		6,000	6,467
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17		6,000	6,747
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18		6,000	6,922
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28		15,000	17,375
Pasco County FL School Board COP	5.000%	8/1/24		2,315	2,707
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	(12)	4,180	4,670
2 Port St. Lucie FL Utility Revenue	5.000%	9/1/30		2,000	2,250
2 Port St. Lucie FL Utility Revenue	5.000%	9/1/31		2,100	2,351
Reedy Creek FL Improvement District GO	5.250%	6/1/32		9,600	11,059
Reedy Creek FL Improvement District GO	5.250%	6/1/33		10,000	11,503
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23		2,505	2,946
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23		1,000	1,226
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24		1,550	1,920
Sarasota County FL School Board COP	5.000%	7/1/18		2,185	2,487
Sarasota County FL School Board COP	5.000%	7/1/20		2,855	3,338
Sarasota County FL School Board COP	5.000%	7/1/23		5,380	6,178
Sarasota County FL School Board COP	5.000%	7/1/25		5,050	5,737
Seminole County FL School Board COP	5.000%	7/1/22	(4)	2,000	2,150
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23		5,000	5,410
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24		7,805	8,444
South Florida Water Management District COP	5.000%	10/1/15	(2)	5,800	6,041
South Florida Water Management District COP	5.000%	10/1/16	(2)	3,000	3,246

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Florida Water Management District COP	5.000%	10/1/24	(2)	4,000	4,328
South Florida Water Management District COP	5.000%	10/1/25	(2)	8,000	8,647
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30		1,500	1,692
St. Lucie County FL School Board COP	5.000%	7/1/24		1,595	1,859
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/24		500	570
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/28		500	556
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/29		500	554
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.125%	7/1/34		1,135	1,246
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23		5,985	6,822
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24		4,625	5,259
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/27		4,250	4,924
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28		4,450	5,117
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20		10,000	10,044
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29	(14)	10,000	13,485
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32		2,305	2,697
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		1,220	1,436
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23		1,400	1,630
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19		3,580	4,209
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21		18,420	21,452
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22		13,395	15,378
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33		14,686	16,330
Tampa FL Hospital Revenue	5.000%	7/1/21		1,000	1,160
Tampa FL Hospital Revenue	5.000%	7/1/22		1,075	1,249
Tampa FL Hospital Revenue	5.000%	7/1/24		1,000	1,141
Tampa FL Hospital Revenue	5.000%	7/1/25		1,935	2,193
Tampa FL Hospital Revenue	5.000%	7/1/26		1,500	1,689
Tampa FL Hospital Revenue	5.000%	7/1/27		1,000	1,121
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	2,675	2,788
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	15,100	15,739
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	5,000	5,211
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	11,355	11,835
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	13,470	14,040
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	5,000	5,211
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	2,020	2,105
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15	(Prere.)	9,450	9,850
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29		2,300	2,855
Volusia County FL School Board COP	5.000%	8/1/21	(4)	3,495	3,615
Volusia County FL School Board COP	5.000%	8/1/23		1,000	1,190
Volusia County FL School Board COP	5.000%	8/1/24		500	597
Volusia County FL School Board COP	5.000%	8/1/25		1,675	2,006
Volusia County FL School Board COP	5.000%	8/1/27		1,800	2,117
Volusia County FL School Board COP	5.000%	8/1/28		1,650	1,924
Volusia County FL School Board COP	5.000%	8/1/29		2,350	2,734
Volusia County FL School Board COP	5.000%	8/1/30		3,880	4,489
Volusia County FL School Board COP	5.000%	8/1/31		2,350	2,704
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29		1,975	2,260
					2,583,196
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		4,000	4,685
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		10,000	11,679
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24		1,600	1,955
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28		3,000	3,506
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		3,000	3,499
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30		5,000	5,818
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31		5,000	5,770
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32		5,500	6,333
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33		2,000	2,296
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34		2,000	2,279
Atlanta GA Airport Revenue	5.000%	1/1/21		2,000	2,326
Atlanta GA Airport Revenue	5.000%	1/1/22		2,300	2,642
Atlanta GA Airport Revenue	5.000%	1/1/24		1,000	1,210
Atlanta GA Airport Revenue	5.875%	1/1/24		3,145	3,875

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Atlanta GA Airport Revenue	5.000%	1/1/26		1,600	1,858
Atlanta GA Airport Revenue	5.000%	1/1/27		1,390	1,606
Atlanta GA Airport Revenue	5.000%	1/1/31		2,525	2,918
Atlanta GA GO	5.250%	12/1/19	(12)	4,925	5,841
Atlanta GA GO	5.250%	12/1/20	(12)	3,280	3,870
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16	(4)	7,000	7,702
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17	(3)	5,400	6,165
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17	(4)	8,000	9,134
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21		1,000	1,225
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22	(4)	9,800	11,597
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25	(4)	6,500	8,256
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26	(4)	15,220	19,344
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	5,585	7,151
3 Atlanta GA Water & Wastewater Revenue PUT	1.603%	11/1/18		21,685	22,277
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17		15,500	15,788
Carroll County GA School District GO	4.000%	4/1/15		1,300	1,321
Carroll County GA School District GO	5.000%	4/1/16		3,000	3,196
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34	(2)	1,000	1,189
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37	(2)	7,500	8,483
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22		1,675	1,956
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23		1,975	2,284
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24		1,000	1,153
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27		6,880	7,793
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17		1,250	1,404
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20		1,400	1,629
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23		1,410	1,698
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24		1,500	1,794
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		2,225	2,594
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32		4,000	4,646
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23		11,395	13,104
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23		6,110	7,026
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33		10,000	11,470
Georgia GO	5.000%	7/1/15		15,000	15,488
Georgia GO	5.000%	7/1/15		28,875	29,814
Georgia GO	5.000%	9/1/15	(Prere.)	7,080	7,366
Georgia GO	5.000%	10/1/15		16,495	17,227
Georgia GO	5.000%	12/1/15		10,000	10,522
Georgia GO	5.000%	7/1/16		5,300	5,469
Georgia GO	5.000%	7/1/16		8,625	9,294
Georgia GO	5.000%	7/1/16		2,705	2,915
Georgia GO	5.000%	7/1/16		18,290	19,708
Georgia GO	5.000%	11/1/17		5,590	6,318
Georgia GO	5.000%	7/1/20		14,920	17,926
Georgia GO	5.000%	11/1/20		9,240	11,167
Georgia GO	5.000%	10/1/21		8,000	9,764
Georgia GO	5.000%	1/1/22		9,415	11,510
Georgia GO	5.000%	2/1/23		28,720	35,469
Georgia GO	5.000%	7/1/23		20,160	24,623
Georgia GO	5.000%	2/1/25		3,000	3,726
Georgia GO	5.000%	2/1/27		10,000	12,261
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17	(14)	6,045	6,397
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		12,000	14,322
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24		4,000	4,790
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25		1,300	1,546
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15		21,260	21,853
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16		26,105	27,982
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19		15,500	18,107
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21		2,420	2,945
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15		7,915	8,206
2 Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30		5,375	6,097
2 Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34		10,000	11,186
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22		1,430	1,640
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24		1,250	1,423
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15		6,380	6,477
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17		2,340	2,532
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19		30	34
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20		23,970	27,367
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		6,765	7,645
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		37,000	42,844
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		10,720	12,181

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/28		70	85
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26	(14)	4,800	5,985
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17		3,980	4,404
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19		3,160	3,672
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		15,000	17,600
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23		14,605	17,040
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24		11,650	13,593
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16		3,480	3,684
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19		51,440	60,304
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16		6,580	6,966
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		7,600	9,004
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29		3,340	3,860
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24		17,500	19,697
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30		4,000	4,721
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31		4,000	4,655
					906,756
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23		2,310	2,739

Hawaii (0.5%)
Hawaii Airports System Revenue	5.250%	7/1/30		13,975	16,287
Hawaii GO	5.000%	3/1/16	(Prere.)	4,515	4,798
Hawaii GO	5.000%	6/1/16		4,295	4,613
Hawaii GO	5.000%	11/1/16		8,275	9,041
Hawaii GO	5.000%	7/1/17	(2)	45,035	46,460
Hawaii GO	5.000%	12/1/18		9,250	10,750
Hawaii GO	5.000%	12/1/20		4,480	5,399
Hawaii GO	5.000%	11/1/22		11,155	13,681
Hawaii GO	5.000%	12/1/22		10,000	12,249
Hawaii GO	5.000%	11/1/24		22,305	26,869
Hawaii GO	5.000%	3/1/25	(4)	1,485	1,575
Hawaii GO	5.000%	11/1/25		7,500	8,979
Hawaii Highway Revenue	5.000%	1/1/32		2,180	2,581
Hawaii Highway Revenue	5.000%	1/1/33		2,065	2,436
Hawaii Pacific Health Revenue	5.625%	7/1/30		2,345	2,656
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.050%	11/7/14	LOC	7,000	7,000
Honolulu HI City & County GO	5.000%	7/1/19	(4)	3,000	3,343
Honolulu HI City & County GO	5.000%	7/1/20	(4)	2,705	3,012
Honolulu HI City & County GO	5.000%	11/1/22		3,000	3,664
Honolulu HI City & County GO	5.000%	11/1/23		3,500	4,247
Honolulu HI City & County GO	5.000%	8/1/24		4,535	5,397
Honolulu HI City & County GO	5.000%	8/1/28		5,000	5,867
Honolulu HI City & County GO	5.000%	11/1/33		1,150	1,338
					202,242
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24		2,000	2,311
Idaho Bond Bank Authority Revenue	5.250%	9/15/26		1,000	1,151
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.050%	11/7/14		17,345	17,345
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28		12,050	14,024
Idaho Housing & Finance Association RAN	4.750%	7/15/19		5,000	5,761
					40,592
Illinois (7.7%)
Berwyn IL GO	5.000%	12/1/25	(4)	5,000	5,533
Chicago IL Board of Education GO	5.000%	12/1/16	(4)	2,435	2,627
Chicago IL Board of Education GO	0.000%	12/1/18	(14)	4,520	4,151
Chicago IL Board of Education GO	5.000%	12/1/18		2,500	2,760
Chicago IL Board of Education GO	5.000%	12/1/18	(4)	2,500	2,748
Chicago IL Board of Education GO	0.000%	12/1/19	(14)	5,610	4,964
Chicago IL Board of Education GO	5.000%	12/1/19	(12)	1,015	1,112
Chicago IL Board of Education GO	5.000%	12/1/19		2,600	2,863
Chicago IL Board of Education GO	5.000%	12/1/19	(4)	6,130	6,698
Chicago IL Board of Education GO	6.000%	1/1/20	(14)	6,300	7,048
Chicago IL Board of Education GO	5.000%	12/1/20	(2)	20,100	21,663
Chicago IL Board of Education GO	5.000%	12/1/20		2,250	2,472
Chicago IL Board of Education GO	5.000%	12/1/20	(4)	1,500	1,627
Chicago IL Board of Education GO	5.000%	12/1/21	(2)	14,500	15,573
Chicago IL Board of Education GO	5.500%	12/1/21	(4)(2)	4,090	4,706
Chicago IL Board of Education GO	5.500%	12/1/22	(4)	9,625	11,173
Chicago IL Board of Education GO	5.000%	12/1/23	(4)	1,105	1,200
Chicago IL Board of Education GO	5.250%	12/1/24	(4)	1,840	2,034

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL Board of Education GO	5.250%	12/1/25		10,500	11,030
	Chicago IL Board of Education GO	5.000%	12/1/26	(4)	12,640	13,509
	Chicago IL Board of Education GO	0.000%	12/1/27	(14)	4,990	2,739
	Chicago IL Board of Education GO	0.000%	12/1/28	(14)	22,500	11,696
	Chicago IL Board of Education GO	0.000%	12/1/30	(14)	10,000	4,576
	Chicago IL Board of Education GO	0.000%	12/1/31	(14)	27,180	11,711
	Chicago IL Board of Education GO	0.000%	12/1/31	(14)	4,500	1,939
	Chicago IL Board of Education GO	5.000%	12/1/33		20,000	20,453
	Chicago IL Board of Education GO	5.000%	12/1/34		9,245	9,429
[1,3]	Chicago IL Board of Education GO TOB PUT	0.580%	11/20/14	LOC	75,000	75,000
	Chicago IL GO	5.250%	1/1/17	(14)	2,300	2,491
	Chicago IL GO	5.500%	1/1/17	(4)	18,430	20,057
	Chicago IL GO	5.000%	1/1/18	(4)	17,530	17,653
	Chicago IL GO	5.000%	1/1/21	(14)	5,490	5,898
	Chicago IL GO	5.000%	1/1/21	(4)	18,155	18,878
	Chicago IL GO	0.000%	1/1/22		4,750	3,576
	Chicago IL GO	0.000%	1/1/23		4,900	3,495
	Chicago IL GO	5.000%	1/1/26	(4)	10,000	10,340
	Chicago IL GO	5.000%	1/1/27	(14)	8,200	8,646
	Chicago IL GO	5.000%	1/1/28	(14)	5,000	5,261
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30		35,000	40,110
	Chicago IL Midway Airport Revenue	5.000%	1/1/23		2,500	2,955
	Chicago IL Midway Airport Revenue	5.000%	1/1/24		3,400	4,031
	Chicago IL Midway Airport Revenue	5.000%	1/1/26		6,040	6,961
	Chicago IL Midway Airport Revenue	5.000%	1/1/32		10,000	11,284
	Chicago IL Midway Airport Revenue	5.000%	1/1/33		10,000	11,259
	Chicago IL Midway Airport Revenue	5.000%	1/1/34		6,700	7,515
	Chicago IL Midway Airport Revenue	5.000%	1/1/35		2,200	2,457
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23		1,200	1,384
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28		1,000	1,113
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29		1,000	1,108
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30	(4)	1,000	1,114
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31	(4)	1,095	1,213
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15	(14)	5,200	5,244
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	(4)	7,025	7,638
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18		4,000	4,493
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	(4)	8,920	9,949
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	(4)	22,920	24,921
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	(4)	18,295	20,370
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	(4)	15,275	16,987
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	(4)	18,250	20,296
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		3,000	3,479
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		1,250	1,451
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		7,410	8,540
	Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25		1,500	1,759
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		4,000	4,582
	Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,160
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,560	4,053
	Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27		2,435	2,831
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		3,000	3,395
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		3,000	3,386
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	(4)	2,300	2,608
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	(14)	19,315	20,225
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		3,220	3,626
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,900	3,265
	Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31		13,495	15,405
	Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31		10,000	11,416
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33	(4)	1,000	1,138
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28		4,835	5,341
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29		5,170	5,696
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30		2,770	3,039
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15		6,060	6,221
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16	(Prere.)	2,455	2,690
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18	(2)	7,545	8,174
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18		7,435	8,429
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		4,900	5,389
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	(12)	3,185	3,542
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24	(12)	5,000	5,568
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25	(12)	11,000	12,201
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26	(12)	8,260	9,125
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		31,170	34,066

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		13,085	14,301
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28		30,225	32,857
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19		9,915	11,474
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		10,000	11,453
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,435	2,862
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,550	1,770
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30		1,450	1,645
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31		2,000	2,259
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32		1,875	2,109
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33		2,100	2,354
Chicago IL Water Revenue	0.000%	11/1/14	(2)	7,460	7,460
Chicago IL Water Revenue	0.000%	11/1/15	(2)	7,555	7,513
Chicago IL Water Revenue	5.000%	11/1/19	(4)	17,565	19,887
Chicago IL Water Revenue	5.000%	11/1/23		1,670	1,946
Chicago IL Water Revenue	5.000%	11/1/24		1,500	1,730
Chicago IL Water Revenue	5.000%	11/1/25		2,000	2,291
Chicago IL Water Revenue	5.000%	11/1/26		2,000	2,275
Chicago IL Water Revenue	5.000%	11/1/28		5,000	5,631
Chicago IL Water Revenue	5.000%	11/1/30		3,590	4,019
Chicago IL Water Revenue	5.000%	11/1/31		3,000	3,345
Chicago IL Water Revenue	5.000%	11/1/32		3,000	3,334
Chicago IL Waterworks Revenue	5.000%	11/1/22		1,000	1,176
Chicago IL Waterworks Revenue	5.000%	11/1/29		1,000	1,152
Chicago IL Waterworks Revenue	5.000%	11/1/31		2,000	2,278
Chicago IL Waterworks Revenue	5.000%	11/1/33		2,000	2,246
Chicago IL Waterworks Revenue	5.000%	11/1/36	(2)	7,580	8,016
Cook County IL Community College District GO	5.000%	3/1/19	(Prere.)	1,100	1,236
Cook County IL Community College District GO	5.000%	12/1/24		2,000	2,348
Cook County IL Community College District GO	5.250%	12/1/26		2,000	2,353
Cook County IL Community College District GO	5.250%	12/1/27		2,000	2,344
Cook County IL Community College District GO	5.250%	12/1/28		2,000	2,329
Cook County IL Forest Preservation District GO	5.000%	12/15/24		1,020	1,176
Cook County IL Forest Preservation District GO	5.000%	12/15/25		1,000	1,145
Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,485	2,820
Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,225	2,525
Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,605	2,945
Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,335	2,638
Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,240	2,517
Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,455	2,759
Cook County IL Forest Preservation District GO	5.000%	12/15/32		5,000	5,558
Cook County IL GO	5.000%	11/15/18		8,000	9,096
Cook County IL GO	5.000%	11/15/20		7,500	8,522
Cook County IL GO	5.000%	11/15/21		5,410	6,080
Cook County IL GO	5.250%	11/15/28		35,500	39,982
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15	(12)	2,020	2,118
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17	(12)	2,000	2,272
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21	(14)	4,900	5,256
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24		1,750	2,110
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25		1,820	2,177
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26		2,290	2,722
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27		2,000	2,372
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23		2,315	2,679
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25		2,720	3,136
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26		3,060	3,528
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28		6,520	7,504
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.040%	11/7/14	LOC	18,800	18,800
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.040%	11/7/14	LOC	29,500	29,500
Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.050%	11/7/14	LOC	9,100	9,100
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19		1,500	1,729
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20		2,000	2,292
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21		6,535	7,409
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22		10,000	11,292
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23		3,000	3,563
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20		6,595	7,689
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.050%	11/7/14		28,700	28,700
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30		3,000	3,377
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31		10,000	11,371
Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.040%	11/7/14	LOC	28,525	28,525
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27		15,000	16,177
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28		1,290	1,404
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32		7,575	8,027

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34		5,000	5,353
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27		18,725	21,104
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29		15,000	16,654
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28		21,760	24,047
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23		1,000	1,011
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33		8,225	8,340
Illinois Finance Authority Revenue (Ingalls Health System Obligated Group) VRDO	0.060%	11/7/14	LOC	17,000	17,000
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25		8,750	9,886
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26		3,595	4,036
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27		1,495	1,672
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28		1,570	1,743
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29		1,650	1,826
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30		1,730	1,909
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31		1,815	1,995
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32		1,905	2,088
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29		12,670	14,023
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28		8,500	9,280
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30		9,000	10,462
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.050%	11/7/14		47,135	47,135
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.070%	11/3/14		1,605	1,605
Illinois Finance Authority Revenue (Northwestern University) VRDN VRDO	0.030%	11/7/14		32,800	32,800
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		2,000	2,323
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		3,750	4,275
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24		5,000	5,360
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29		10,000	12,038
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30		24,070	27,282
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23	(14)	5,000	5,513
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28	(14)	3,000	3,368
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29		7,000	8,145
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30		8,000	8,601
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30	(4)	7,000	7,896
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19		11,605	13,563
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		3,185	3,766
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		10,000	11,538
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,000	2,423
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,000	2,373
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		5,265	6,405
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		4,000	4,687
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24		5,195	6,044
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25		2,990	3,457
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26		3,500	4,027
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		15,000	17,847
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		4,400	5,039
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		12,250	14,511
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		4,250	4,851
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30		5,250	5,975
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		15,000	17,599
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		5,300	6,004
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		15,000	17,514
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		1,050	1,186
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		28,975	33,536
Illinois GO	5.000%	1/1/15		6,050	6,095
Illinois GO	2.000%	5/1/15		6,000	6,044
Illinois GO	5.000%	1/1/16		2,010	2,109
Illinois GO	5.000%	1/1/16		7,500	7,868
Illinois GO	5.000%	8/1/16		40,000	42,814
Illinois GO	5.000%	1/1/17		22,985	24,857
Illinois GO	5.000%	3/1/17		1,550	1,685
Illinois GO	5.000%	8/1/17		8,760	9,629
Illinois GO	5.000%	1/1/20	(4)	8,635	9,814
Illinois GO	5.000%	8/1/20		23,000	25,956
Illinois GO	5.000%	1/1/21	(4)	21,470	23,912
Illinois GO	5.250%	1/1/21		7,525	8,539
Illinois GO	5.000%	7/1/21		7,000	7,872
Illinois GO	5.000%	8/1/21		25,000	28,126
Illinois GO	5.000%	1/1/22		2,740	2,985
Illinois GO	5.000%	2/1/22		5,000	5,603
Illinois GO	5.000%	7/1/22		7,000	7,846
Illinois GO	5.000%	8/1/22	(4)	11,720	13,354
Illinois GO	5.000%	2/1/23		7,000	7,791
Illinois GO	5.000%	7/1/23		6,000	6,694
Illinois GO	5.000%	8/1/23		17,000	18,974

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	2/1/24		5,700	6,359
Illinois GO	5.500%	7/1/24		19,000	21,750
Illinois GO	5.000%	8/1/24		11,335	12,440
Illinois GO	5.000%	11/1/24	(2)	5,000	5,019
Illinois GO	5.000%	2/1/26		10,150	11,137
Illinois GO	5.000%	4/1/26	(4)	16,175	17,896
Illinois GO	5.000%	4/1/26	(2)	12,600	12,777
Illinois GO	5.000%	6/1/26		5,100	5,351
Illinois GO	5.000%	6/1/26		120	120
Illinois GO	5.500%	7/1/26		7,000	7,888
Illinois GO	5.000%	2/1/27		15,500	16,864
Illinois GO	5.500%	7/1/27		8,000	8,961
Illinois GO	5.000%	4/1/28	(4)	4,515	4,933
Illinois GO	5.250%	2/1/29		8,750	9,645
Illinois GO	5.250%	2/1/30		13,000	14,309
Illinois GO	5.250%	2/1/31		9,000	9,869
Illinois GO	5.250%	7/1/31		6,000	6,549
Illinois GO	5.000%	9/1/31		6,500	6,806
Illinois GO	5.000%	5/1/32		7,000	7,543
Illinois GO	5.000%	5/1/33		8,200	8,796
Illinois GO	5.500%	7/1/33	(4)	3,300	3,729
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22	(4)	5,000	6,383
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23	(14)	5,000	6,358
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	11,475	14,809
Illinois Sales Tax Revenue	0.000%	12/15/16	(2)	5,000	4,820
Illinois Sales Tax Revenue	5.000%	6/15/18		12,000	13,727
Illinois Sales Tax Revenue	5.375%	6/15/18		9,860	11,358
Illinois Sales Tax Revenue	5.000%	6/15/19		6,000	7,002
Illinois Sales Tax Revenue	5.000%	6/15/19	(Prere.)	1,345	1,577
Illinois Sales Tax Revenue	5.000%	6/15/20		3,880	4,499
Illinois Sales Tax Revenue	5.375%	6/15/20		9,635	11,591
Illinois Sales Tax Revenue	5.000%	6/15/21		15,000	17,868
Illinois Sales Tax Revenue	5.000%	6/15/22		22,720	27,157
Illinois Sales Tax Revenue	5.000%	6/15/28	(14)	6,000	6,355
Illinois Toll Highway Authority Revenue	5.000%	7/1/15	(Prere.)	23,000	23,741
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		12,700	15,334
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	(4)	5,000	5,359
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	(4)	20,000	21,410
Illinois Toll Highway Authority Revenue	5.000%	1/1/25	(4)	5,700	6,107
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		1,250	1,455
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		1,250	1,442
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		2,500	2,831
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		3,500	4,031
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		3,745	4,310
2 Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,100	7,046
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		8,000	9,170
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,410	1,611
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		9,000	10,295
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		1,650	1,883
2 Illinois Toll Highway Authority Revenue	5.000%	1/1/33		11,100	12,718
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		2,500	2,844
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		9,000	10,253
2 Illinois Toll Highway Authority Revenue	5.000%	1/1/34		11,700	13,340
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		3,850	4,361
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.050%	11/7/14	LOC	30,900	30,900
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16		15,000	16,130
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16		2,650	2,852
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16		5,490	6,025
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18		7,500	8,195
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/19		14,350	14,761
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19		3,000	3,017
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19		5,000	4,677
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20		5,000	4,555
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22		5,690	4,849
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31		3,500	4,150
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32		4,000	4,735
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15	(14)	13,000	12,880
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16	(14)	11,330	11,050
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19	(14)	38,440	34,791
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	6,000	4,849
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	21,000	15,691
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	32,515	24,295

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	23,795	16,803
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25	(14)	29,785	19,906
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	10,725	6,880
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	6,400	3,877
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	30,000	15,977
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26		12,470	14,308
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28		40,685	46,340
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14	(12)	2,800	2,799
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15	(12)	2,800	2,778
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16	(12)	2,900	2,827
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16		10,000	10,657
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17		6,000	6,593
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18		5,000	5,631
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23		37,000	43,279
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28		10,000	11,734
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30		10,000	11,053
Springfield IL Water Revenue	5.000%	3/1/29		2,525	2,875
Springfield IL Water Revenue	5.000%	3/1/30		2,000	2,266
Springfield IL Water Revenue	5.000%	3/1/31		2,785	3,141
Springfield IL Water Revenue	5.000%	3/1/32		3,035	3,406
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16	(14)	15,270	15,082
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21		3,430	3,966
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22		6,015	6,875
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29		2,075	2,398
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30		2,000	2,303
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30		5,000	5,598
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31		2,420	2,765
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33		2,000	2,273
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34		2,000	2,259
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23		1,715	2,008
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24		7,950	9,247
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25		3,405	3,936
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28		8,800	9,998
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		4,500	5,088
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33		1,250	548
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24		7,980	5,899
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25		4,065	2,850
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26		3,645	2,407
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27		2,000	1,240
					3,033,856
Indiana (1.3%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21	(4)	5,695	6,203
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23	(4)	2,480	2,931
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	1/15/15	(Prere.)	2,735	2,762
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	1/15/15	(Prere.)	2,875	2,904
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21		145	172
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.300%	12/1/14		12,000	12,000
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/15	(ETM)	3,865	3,990
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/17	(ETM)	3,315	3,696
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/18	(ETM)	4,085	4,686
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18		5,000	5,740
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20		4,370	4,962
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23		3,570	4,045
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24		10,855	12,336
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25		13,895	15,837
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26		14,425	16,441
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27		8,615	9,819
Indiana Finance Authority Highway Revenue	4.500%	12/1/23	(14)	29,010	31,236
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		1,295	1,524
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24		2,500	2,929
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25		2,500	2,899
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26		2,500	2,858

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27		2,500	2,843
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24		1,400	1,705
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26		1,030	1,239
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27		1,000	1,194
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28		2,600	3,077
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30		1,000	1,164
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29		3,000	3,392
Indiana Finance Authority Lease Revenue	5.000%	11/1/17		7,500	8,415
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21		1,225	1,407
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22		1,000	1,151
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24		2,000	2,257
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25		1,000	1,123
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30		3,250	3,587
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.080%	11/3/14		9,400	9,400
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.080%	11/3/14		21,300	21,300
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.040%	11/7/14		45,000	45,000
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32		9,150	10,660
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28		6,295	7,110
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		5,000	5,745
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30		5,490	6,283
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31		3,325	3,775
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		10,000	11,660
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24		2,000	2,108
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25		14,000	14,741
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26		18,475	19,429
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.070%	11/3/14		1,140	1,140
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17		9,000	9,192
Indiana Municipal Power Agency Revenue	5.625%	1/1/28		4,640	5,349
Indiana Municipal Power Agency Revenue	5.750%	1/1/29		2,000	2,317
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19	(14)	2,515	2,960
Indiana University Student Fee Revenue	5.000%	8/1/15		1,000	1,036
Indiana University Student Fee Revenue	5.000%	8/1/16		2,500	2,703
Indiana University Student Fee Revenue	5.000%	8/1/21		4,500	5,451
Indiana University Student Fee Revenue	5.000%	8/1/22		6,370	7,792
Indiana University Student Fee Revenue	5.000%	8/1/23		3,510	4,229
Indiana University Student Fee Revenue	5.000%	8/1/24		2,175	2,600
Indiana University Student Fee Revenue	5.000%	8/1/25		2,040	2,424
Indiana University Student Fee Revenue	5.000%	8/1/26		1,000	1,160
Indiana University Student Fee Revenue	5.000%	8/1/29		1,000	1,147
Indiana University Student Fee Revenue	5.000%	6/1/30		2,000	2,316
Indiana University Student Fee Revenue	5.000%	8/1/30		1,560	1,782
Indiana University Student Fee Revenue	5.000%	6/1/31		1,500	1,730
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21	(4)	3,530	4,129
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22	(4)	15,655	18,257
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19		3,000	3,459
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20		1,545	1,809
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20		5,000	5,718
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21		8,590	9,937
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22		7,000	8,005
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22		1,425	1,621
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23		1,895	2,153
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25		2,085	2,372
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26		1,985	2,258
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29		10,000	11,358
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23	(4)	4,285	4,975
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25	(4)	3,535	4,093
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28		4,065	4,705
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29		4,370	5,050
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25		4,330	5,073
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26		4,835	5,610
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17		5,000	5,528
					501,173
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29		2,000	2,252
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31		2,000	2,254
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29	(12)	13,500	15,183

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29	(12)	5,500	6,243
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19		6,900	7,371
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22		51,500	54,567
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27		5,985	6,971
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28		6,280	7,270
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21		1,150	1,352
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22		2,100	2,492
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27		4,000	4,662
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16		8,545	9,235
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17		5,655	6,324
					126,176
Kansas (0.7%)
Burlington KS Environmental Improvement Revenue
(Kansas City Power & Light Co. Project) VRDO	0.050%	11/7/14	LOC	61,250	61,250
Burlington KS Environmental Improvement Revenue
(Kansas City Power & Light Co. Project) VRDO	0.050%	11/7/14	LOC	23,400	23,400
Cowley County KS Unified School District GO	4.750%	9/1/18	(Prere.)	380	427
Cowley County KS Unified School District GO	4.750%	9/1/18	(Prere.)	3,500	3,929
Cowley County KS Unified School District GO	4.750%	9/1/26	(4)	3,300	3,678
3 Kansas Department of Transportation Highway Revenue	0.350%	9/1/15		6,750	6,761
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		10,000	12,437
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		13,300	16,435
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27		14,000	17,198
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28		11,400	13,926
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29		15,525	18,875
Kansas Department of Transportation Highway Revenue VRDO	0.050%	11/7/14		9,700	9,700
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30		1,000	1,124
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31		1,000	1,082
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34		2,000	2,148
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22		1,500	1,670
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24		2,800	3,110
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29		6,000	6,574
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29		10,435	12,026
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19		6,730	7,853
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20		7,070	8,389
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25		7,500	8,556
Leavenworth County KS Unified School District GO	4.500%	3/1/18	(12)	1,030	1,149
Leavenworth County KS Unified School District GO	4.500%	3/1/19	(12)	1,000	1,135
Leavenworth County KS Unified School District GO	4.500%	9/1/19	(12)	600	687
Leavenworth County KS Unified School District GO	4.500%	3/1/20	(12)	1,115	1,268
Leavenworth County KS Unified School District GO	4.750%	3/1/21	(12)	1,165	1,327
Leavenworth County KS Unified School District GO	4.750%	9/1/21	(12)	1,265	1,440
Leavenworth County KS Unified School District GO	5.000%	3/1/22	(12)	1,060	1,227
Leavenworth County KS Unified School District GO	5.000%	9/1/22	(12)	1,360	1,574
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18		1,000	1,079
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19		1,500	1,617
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20		1,500	1,615
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21		1,500	1,615
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24		5,055	5,414
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26		4,300	4,599
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	(ETM)	1,000	1,094
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		750	895
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23		1,500	1,795
					270,078
Kentucky (0.6%)
3 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	1.800%	2/1/17		11,650	11,708
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18	(14)	5,000	5,787
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21		14,000	16,377
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		7,000	8,094

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18		1,840	2,015
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19		1,475	1,631
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20		2,985	3,306
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21		2,000	2,208
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.300%	12/1/14		8,445	8,445
Kentucky Property & Building Commission Revenue	5.250%	10/1/15	(4)	1,500	1,569
Kentucky Property & Building Commission Revenue	5.000%	10/1/17		1,170	1,311
Kentucky Property & Building Commission Revenue	5.000%	11/1/17		8,570	9,649
Kentucky Property & Building Commission Revenue	5.500%	8/1/19	(2)	6,870	8,177
Kentucky Property & Building Commission Revenue	5.000%	10/1/19	(2)	5,000	5,855
Kentucky Property & Building Commission Revenue	5.500%	8/1/20	(2)	4,320	5,226
Kentucky Property & Building Commission Revenue	5.000%	11/1/20		4,500	5,164
Kentucky Property & Building Commission Revenue	5.000%	8/1/21		35,000	41,018
Kentucky Property & Building Commission Revenue	5.250%	2/1/23	(12)	6,215	7,211
Kentucky Property & Building Commission Revenue	5.000%	11/1/23	(4)	5,120	5,837
Kentucky Property & Building Commission Revenue	5.000%	11/1/24	(4)	5,000	5,700
Kentucky Property & Building Commission Revenue	5.250%	2/1/25	(12)	4,995	5,769
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20		1,700	1,411
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23		1,720	1,224
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22		1,000	1,213
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23		9,890	11,228
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		7,065	8,010
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		1,450	1,788
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25		7,000	7,925
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29		3,905	4,605
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31		5,210	6,086
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17		14,500	14,739
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30		14,775	16,521
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31		9,000	10,019
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20		1,180	1,349
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		4,000	4,540
					252,715
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/29		1,000	1,176
Bossier City LA Utilities Revenue	5.000%	10/1/31		1,000	1,165
Bossier City LA Utilities Revenue	5.000%	10/1/32		1,000	1,162
Bossier City LA Utilities Revenue	5.000%	10/1/33		3,000	3,475
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23	(12)	5,165	5,967
Ernest N. Morial–New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27		2,800	3,122
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17		1,000	1,096
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18		1,000	1,124
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19		1,030	1,180
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20		1,000	1,133
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21		1,000	1,120
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	(2)	14,470	15,452
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21	(2)	20,000	21,282
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(2)	13,660	14,511
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23	(2)	10,000	10,609
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15	(Prere.)	6,200	6,358
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		20,665	24,491
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		10,000	11,797
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		5,905	6,939
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,000	4,675
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		7,095	8,260
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.657%	5/1/18		31,500	31,686
Louisiana GO	5.000%	8/1/15	(14)	2,500	2,592
Louisiana GO	5.000%	5/1/16	(Prere.)	25,210	26,974
Louisiana GO	5.000%	5/1/16	(Prere.)	9,765	10,448
Louisiana GO	5.000%	5/1/16	(Prere.)	26,665	28,531
Louisiana GO	5.000%	11/15/17		10,000	11,322
Louisiana GO	5.000%	11/15/17		17,040	19,293

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29		1,525	1,760
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31		3,140	3,581
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33		3,500	3,965
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34		2,550	2,876
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22		2,790	3,208
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24		11,000	12,423
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25		2,000	2,265
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/26	(4)	1,700	1,932
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/28	(4)	1,875	2,110
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/31	(4)	1,420	1,581
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30		15,905	17,868
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17		5,300	5,843
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19		4,495	5,193
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29		4,000	4,582
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30		4,930	5,638
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31		2,485	2,834
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15		4,055	4,140
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17		1,520	1,644
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27		15,165	15,974
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24		2,125	2,541
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25		5,445	6,460
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26		5,000	5,879
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27		3,770	4,381
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		3,650	4,218
Louisiana State University Revenue	5.000%	7/1/29		3,180	3,715
Louisiana State University Revenue	5.000%	7/1/30		1,000	1,166
Louisiana State University Revenue	5.000%	7/1/32		2,765	3,196
New Orleans LA Aviation Board Revenue	4.500%	1/1/16	(12)	1,860	1,944
New Orleans LA Aviation Board Revenue	4.500%	1/1/16	(12)	4,535	4,739
New Orleans LA Aviation Board Revenue	4.500%	1/1/17	(12)	1,955	2,105
New Orleans LA Aviation Board Revenue	4.500%	1/1/17	(12)	1,540	1,658
New Orleans LA Aviation Board Revenue	5.000%	1/1/18	(12)	2,440	2,724
New Orleans LA Aviation Board Revenue	5.000%	1/1/18	(12)	2,200	2,456
New Orleans LA GO	5.000%	12/1/23		2,250	2,536
New Orleans LA GO	5.000%	12/1/24		2,500	2,825
New Orleans LA GO	5.000%	12/1/25		2,500	2,802
New Orleans LA GO	5.000%	12/1/26	(4)	3,770	4,272
New Orleans LA GO	5.000%	12/1/27	(4)	2,260	2,548
New Orleans LA GO	5.000%	12/1/28	(4)	2,310	2,590
New Orleans LA GO	5.125%	12/1/33	(17)	10,000	10,598
New Orleans LA Water Revenue	5.000%	12/1/23		1,000	1,179
New Orleans LA Water Revenue	5.000%	12/1/24		550	647
New Orleans LA Water Revenue	5.000%	12/1/28		1,200	1,376
New Orleans LA Water Revenue	5.000%	12/1/29		1,000	1,139
New Orleans LA Water Revenue	5.000%	12/1/34		2,600	2,910
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		18,135	19,497
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31		10,000	10,863
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32		12,365	13,524
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33		5,000	5,447
					508,292
Maine (0.1%)
Maine GO	5.000%	6/1/16		3,770	4,050
Maine Municipal Bond Bank Revenue	5.000%	11/1/25		2,000	2,456
Maine Municipal Bond Bank Revenue	5.000%	11/1/26		2,000	2,442
Maine Municipal Bond Bank Revenue	5.000%	11/1/27		2,215	2,689
Portland ME Airport Revenue	5.000%	1/1/21	(4)	1,000	1,144
Portland ME Airport Revenue	5.000%	1/1/22	(4)	1,000	1,131
Portland ME Airport Revenue	5.000%	1/1/23	(4)	1,000	1,120
Portland ME Airport Revenue	5.000%	1/1/24	(4)	1,610	1,792
Portland ME Airport Revenue	5.000%	1/1/25	(4)	1,000	1,108

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Portland ME Airport Revenue	5.000%	1/1/26	(4)	1,720	1,896
Portland ME Airport Revenue	5.000%	1/1/28	(4)	1,200	1,308
Portland ME Airport Revenue	5.000%	1/1/29	(4)	1,265	1,378
					22,514
Maryland (1.4%)
Baltimore MD Project Revenue	5.000%	7/1/26		1,585	1,838
Baltimore MD Project Revenue	5.000%	7/1/26		1,250	1,450
Baltimore MD Project Revenue	5.000%	7/1/27		1,745	2,015
Baltimore MD Project Revenue	5.000%	7/1/28		1,570	1,805
Baltimore MD Project Revenue	5.000%	7/1/28		1,905	2,191
Baltimore MD Project Revenue	5.000%	7/1/29		2,075	2,377
Baltimore MD Project Revenue	5.000%	7/1/30		1,905	2,173
Baltimore MD Project Revenue	5.000%	7/1/30		3,255	3,713
Baltimore MD Project Revenue	5.000%	7/1/31		2,000	2,272
Howard County MD GO	5.000%	8/15/20		14,125	16,965
Howard County MD GO	5.000%	8/15/21		14,440	17,544
Howard County MD GO	5.000%	8/15/24		4,500	5,355
Maryland Department of Transportation Revenue	5.000%	6/1/15		1,825	1,877
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22		6,000	7,160
Maryland GO	5.000%	8/1/15		3,225	3,343
Maryland GO	5.000%	8/1/15	(Prere.)	15,260	15,814
Maryland GO	5.000%	8/1/15		19,620	20,336
Maryland GO	5.000%	3/1/16		2,900	3,082
Maryland GO	5.000%	8/1/16		10,000	10,812
Maryland GO	5.000%	8/1/16		1,100	1,189
Maryland GO	5.000%	8/1/16		1,010	1,092
Maryland GO	4.000%	8/15/16		3,025	3,222
Maryland GO	5.000%	3/1/17		3,440	3,800
Maryland GO	5.000%	8/1/17		20,000	22,421
Maryland GO	5.000%	3/15/18		20,000	22,836
Maryland GO	4.500%	8/1/18		35,465	40,274
Maryland GO	5.000%	3/15/19		15,935	18,647
Maryland GO	5.000%	8/1/19		5,015	5,921
Maryland GO	5.000%	3/1/22		32,550	39,831
Maryland GO	5.000%	8/1/22		35,000	43,098
Maryland GO	5.000%	3/1/23		37,360	45,268
Maryland GO	5.000%	8/1/23		46,695	58,089
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21		800	937
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23		900	1,047
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15		3,500	3,593
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29		1,000	1,114
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31		7,080	7,945
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32		6,630	7,392
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33		5,000	5,551
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16		3,895	4,188
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17		3,000	3,335
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18		2,500	2,831
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19		1,700	1,929
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20		1,500	1,640
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21		2,000	2,249
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23		900	968
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24	(2)	3,800	4,284
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28	(2)	9,000	10,017
Maryland Transportation Authority GAN	5.000%	3/1/16		2,500	2,657
Maryland Transportation Authority GAN	5.250%	3/1/16		4,000	4,264
Maryland Transportation Authority GAN	5.250%	3/1/20		8,085	9,420
Montgomery County MD GO	5.000%	7/1/15		15,000	15,488
Montgomery County MD GO	5.000%	7/1/16		1,500	1,616
Montgomery County MD GO	5.000%	7/1/17		3,460	3,868
Montgomery County MD GO	5.000%	7/1/21		2,275	2,768

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Prince Georges County MD GO	5.000%	8/1/21		13,745	16,741
Prince Georges County MD GO	5.000%	9/15/21		4,975	6,069
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.875%	7/1/23		4,720	4,840
					554,561
Massachusetts (3.8%)
Boston MA GO	5.000%	4/1/16		3,410	3,637
Boston MA GO	5.000%	8/1/17		5,035	5,644
Boston MA GO	5.000%	2/1/23		4,760	5,752
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19		15,000	17,669
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24		5,000	6,228
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.170%	11/7/14		40,925	40,925
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.050%	11/7/14		7,100	7,100
Massachusetts College Building Authority Revenue	5.000%	5/1/28		1,290	1,502
Massachusetts College Building Authority Revenue	5.125%	5/1/28		1,420	1,614
Massachusetts College Building Authority Revenue	5.000%	5/1/29		2,905	3,421
Massachusetts College Building Authority Revenue	5.250%	5/1/29		2,250	2,579
Massachusetts College Building Authority Revenue	5.000%	5/1/30		4,820	5,650
Massachusetts College Building Authority Revenue	5.000%	5/1/31		6,040	7,044
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20		2,610	3,077
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		14,750	16,671
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		13,625	15,133
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.050%	11/7/14		45,900	45,900
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.060%	11/7/14		3,500	3,500
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		3,110	3,508
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31		1,200	1,337
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20		1,205	1,376
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21		1,760	2,031
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22		2,125	2,417
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23		2,235	2,516
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24		1,500	1,685
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25		1,600	1,789
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26		1,100	1,222
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27		1,165	1,291
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29		9,500	10,858
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25		6,765	7,870
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30		15,000	16,936
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		2,690	2,860
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		3,500	4,009
Massachusetts GO	5.500%	11/1/14	(14)	3,000	3,000
Massachusetts GO	5.500%	12/1/14	(4)	1,000	1,005
Massachusetts GO	5.000%	1/1/15		1,500	1,512
3 Massachusetts GO	0.450%	2/1/15		7,500	7,504
Massachusetts GO	5.000%	8/1/15		11,745	12,174
Massachusetts GO	5.250%	8/1/15		5,000	5,192
3 Massachusetts GO	0.500%	9/1/15		6,500	6,512
Massachusetts GO	5.000%	9/1/15		14,360	14,942
3 Massachusetts GO	0.340%	2/1/16		41,060	41,106
Massachusetts GO	5.250%	8/1/16		5,615	6,090
3 Massachusetts GO	0.570%	9/1/16		2,000	2,007
Massachusetts GO	5.000%	9/1/16		7,710	8,357
Massachusetts GO	5.500%	11/1/16	(ETM)	50,000	55,088
Massachusetts GO	5.500%	11/1/16	(ETM)	24,500	26,993
Massachusetts GO	5.500%	11/1/16	(ETM)	73,000	80,429
Massachusetts GO	5.000%	8/1/17		24,060	26,977
Massachusetts GO	5.500%	11/1/17		10,000	11,449
Massachusetts GO	5.500%	11/1/17	(14)	20,100	23,013
Massachusetts GO	5.500%	11/1/17	(4)	7,000	8,014
Massachusetts GO	5.500%	8/1/18	(14)	5,000	5,851
Massachusetts GO	5.500%	10/1/18		9,500	11,174
Massachusetts GO	5.500%	10/1/20	(14)	11,065	13,604
Massachusetts GO	5.250%	8/1/21		20,870	25,605
Massachusetts GO	5.250%	8/1/21	(2)	4,445	5,454
Massachusetts GO	5.000%	8/1/22		14,000	17,127
Massachusetts GO	5.000%	8/1/24		65,150	80,738
Massachusetts GO	5.000%	8/1/25		20,000	23,802
Massachusetts GO	5.000%	4/1/27		18,000	21,216
Massachusetts GO	5.000%	4/1/29		26,675	31,340
Massachusetts GO	5.000%	9/1/30		4,000	4,703
Massachusetts GO	5.000%	9/1/31		5,770	6,748
1 Massachusetts GO TOB VRDO	0.070%	11/3/14		2,000	2,000
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30		5,000	6,474

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28		18,000	18,889
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23		3,380	3,825
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24		5,500	6,200
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25		3,500	3,929
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20		1,685	2,134
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.060%	11/3/14		4,700	4,700
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20		3,740	4,425
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25		1,460	1,655
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26		2,000	2,262
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28		1,155	1,287
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.050%	11/7/14		42,600	42,600
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30		5,000	5,879
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.250%	7/1/25		6,815	6,929
Massachusetts Port Authority Revenue	5.000%	7/1/29		8,345	9,628
Massachusetts Port Authority Revenue	5.000%	7/1/31		3,680	4,208
Massachusetts Port Authority Revenue	5.000%	7/1/31		3,000	3,536
Massachusetts Port Authority Revenue	5.000%	7/1/32		3,500	4,106
Massachusetts Port Authority Revenue	5.000%	7/1/33		4,005	4,680
Massachusetts Port Authority Revenue	5.000%	7/1/34		1,470	1,711
Massachusetts Port Authority Revenue	5.000%	7/1/35		2,500	2,899
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	3,015	3,130
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	3,880	4,028
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	4,815	4,999
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	23,255	24,142
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(4)	10,000	10,384
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	41,095	42,663
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	6,800	7,059
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		20,000	24,324
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		5,000	5,977
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28		32,750	38,913
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	(4)	1,105	1,142
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32		6,400	7,442
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32		8,010	9,310
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33		7,610	8,817
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19	(14)	5,125	5,925
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(3)	29,860	36,866
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28	(14)	11,075	13,862
Massachusetts Special Obligation Revenue	5.000%	12/15/14		15,805	15,900
Massachusetts Special Obligation Revenue	5.000%	6/15/15		10,000	10,302
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21		5,955	7,291
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23		16,430	20,364
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		7,665	9,615
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19	(ETM)	27,280	30,908
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19		21,580	25,435
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28		2,350	2,774
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30		5,000	5,782
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30		3,500	4,113
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		5,000	5,755
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		2,000	2,338
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.190%	11/7/14	LOC	38,085	38,085
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26		3,000	3,511
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27		3,440	4,012
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28		5,100	5,907
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29		11,580	13,300
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30		11,000	12,603
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31		11,575	13,247
University of Massachusetts Building Authority Revenue	5.000%	11/1/15	(Prere.)	25,625	26,861
					1,494,519
Michigan (2.7%)
Birmingham MI City School District GO	4.000%	5/1/24		1,000	1,137
Birmingham MI City School District GO	4.000%	5/1/25		1,465	1,649
Dearborn MI School District GO	5.000%	5/1/26		3,755	4,381
Dearborn MI School District GO	5.000%	5/1/27		3,650	4,229
Dearborn MI School District GO	5.000%	5/1/28		3,635	4,174
Dearborn MI School District GO	5.000%	5/1/30		4,000	4,559
Dearborn MI School District GO	5.000%	5/1/32		3,150	3,569
Detroit MI GO	5.000%	4/1/15	(12)	7,970	7,978
Detroit MI GO	5.000%	4/1/16	(12)	3,440	3,514
Detroit MI GO	5.000%	4/1/17	(12)	3,580	3,667

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15	(Prere.)	12,000	12,393
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19	(4)	1,300	1,453
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20	(4)	1,500	1,685
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21	(4)	1,100	1,238
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22	(4)	1,000	1,130
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17		2,420	2,625
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30		18,370	19,509
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		1,000	1,167
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		1,000	1,183
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		3,250	3,757
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29		5,325	6,110
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30		1,750	2,004
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31		4,750	5,411
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32		5,000	5,671
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34		1,500	1,686
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35		8,730	9,800
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15		11,500	11,624
Michigan Building Authority Revenue	5.000%	10/15/18		12,575	14,446
Michigan Building Authority Revenue	5.000%	10/15/19		8,315	9,706
Michigan Building Authority Revenue	5.000%	10/15/24		2,500	2,876
Michigan Building Authority Revenue	5.000%	10/15/24		3,000	3,451
Michigan Building Authority Revenue	5.000%	10/15/25		5,920	6,792
Michigan Building Authority Revenue	5.000%	10/15/29		9,625	11,184
Michigan Finance Authority Revenue	5.000%	10/1/23		2,000	2,347
Michigan Finance Authority Revenue	5.000%	10/1/24		2,010	2,367
Michigan Finance Authority Revenue	5.000%	10/1/26		3,300	3,843
Michigan Finance Authority Revenue	5.000%	10/1/27		3,375	3,907
Michigan Finance Authority Revenue	5.000%	10/1/29		4,350	4,983
Michigan Finance Authority Revenue	5.000%	10/1/30		5,240	5,983
Michigan Finance Authority Revenue	5.000%	10/1/32		2,500	2,830
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	20,000	23,054
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	1,210	1,392
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	19,000	21,951
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(4)	15,000	17,446
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(14)	1,840	2,124
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	8,500	9,650
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	(4)	10,000	11,295
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	7,000	7,845
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		16,500	18,019
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		15,000	16,419
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		10,000	10,912
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		7,500	8,165
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		10,000	10,845
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23		830	949
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		425	478
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25		1,190	1,332
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26		400	445
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32		1,500	1,749
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17		65,000	72,628
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18		50,500	57,951
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19		39,000	45,764
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/22		7,735	8,692
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22		8,500	9,132
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23		6,180	6,205
Michigan GO	5.000%	5/1/17		33,880	37,598
Michigan GO	5.250%	9/15/25	(4)	10,810	12,053
Michigan GO	5.250%	9/15/26	(4)	12,805	14,277
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.040%	11/7/14	LOC	41,675	41,675
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17		45,000	45,871
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24		5,000	5,726
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29		15,775	17,769
Michigan Hospital Finance Authority Revenue (Holland Community Hospital) VRDO	0.050%	11/7/14	LOC	6,010	6,010
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27		2,000	2,268
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28		2,600	2,939
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19		2,500	2,730
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24		5,000	5,757
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29		4,000	4,642
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	(14)	13,015	13,295
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27		8,000	9,093
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17		3,950	4,578
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22		4,000	4,742

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan State University Board of Trustees General Revenue VRDO	0.040%	11/7/14		7,225	7,225
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16		9,350	9,523
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23		1,250	1,508
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24		1,500	1,817
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25		1,250	1,498
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26		2,000	2,372
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27		1,700	1,994
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28		1,250	1,457
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29		2,500	2,907
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22	(14)	27,000	35,716
Oakland University of Michigan Revenue VRDO	0.050%	11/7/14	LOC	10,240	10,240
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18	(Prere.)	13,900	17,642
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19		20,000	22,658
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22		2,500	2,962
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23		2,000	2,382
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26		2,225	2,585
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/29		25,000	29,349
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18		2,195	2,427
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19		2,300	2,574
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30		10,000	10,690
University of Michigan Revenue	5.000%	4/1/17		30,000	33,247
3 University of Michigan Revenue PUT	0.250%	4/1/15		25,100	25,101
University of Michigan University Revenue VRDO	0.030%	11/7/14		11,300	11,300
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16		5,000	5,440
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25	(14)	8,050	8,699
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27		5,655	6,398
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28		5,935	6,677
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29		3,895	4,370
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30		6,540	7,318
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31		6,370	7,104
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32		4,300	4,776
					1,087,439
Minnesota (0.9%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17		1,785	2,014
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18		2,190	2,485
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20		1,585	1,813
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20		1,805	2,085
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21		2,205	2,515
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21		3,925	4,500
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22		2,425	2,756
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29		7,000	8,019
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28		4,000	4,689
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29		2,280	2,665
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30		2,500	2,916
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31		2,500	2,902
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18		15,000	16,551
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28		15,500	18,335
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15		2,950	3,069
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15		4,805	4,999
Minnesota COP	5.000%	6/1/16	(Prere.)	1,945	2,089
Minnesota COP	5.000%	6/1/16	(Prere.)	1,790	1,922
Minnesota COP	5.000%	6/1/16	(Prere.)	2,140	2,298
Minnesota COP	5.000%	6/1/17		7,745	8,276
Minnesota COP	5.000%	6/1/18		7,135	7,640
Minnesota COP	5.000%	6/1/19		8,540	9,145
Minnesota COP	5.000%	6/1/28		3,225	3,860

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minnesota COP	5.000%	6/1/29		3,385	4,032
Minnesota COP	5.000%	6/1/30		3,405	4,037
Minnesota COP	5.000%	6/1/32		3,670	4,307
Minnesota COP	5.000%	6/1/33		3,615	4,226
Minnesota COP	5.000%	6/1/34		3,820	4,445
Minnesota General Fund Revenue	5.000%	3/1/24		7,500	8,964
Minnesota General Fund Revenue	5.000%	3/1/25		6,000	7,140
Minnesota GO	5.000%	11/1/14		19,275	19,275
Minnesota GO	4.000%	12/1/14		3,730	3,742
Minnesota GO	5.000%	12/1/14		8,150	8,184
Minnesota GO	5.000%	11/1/15		19,775	20,730
Minnesota GO	5.000%	12/1/15		8,150	8,575
Minnesota GO	5.000%	12/1/16		5,145	5,637
Minnesota GO	5.000%	8/1/17		1,000	1,121
Minnesota GO	5.000%	10/1/21	(Prere.)	155	189
Minnesota GO	5.000%	10/1/24		9,845	11,805
Minnesota GO	5.000%	8/1/32		11,290	13,621
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16		1,120	1,212
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18		4,305	4,882
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21		5,000	5,995
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18		11,500	12,871
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30		2,000	2,181
2 St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/23		2,000	2,394
2 St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/24		1,500	1,804
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15		5,675	5,848
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16		11,775	12,628
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23		21,700	24,229
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26		6,000	6,680
University of Minnesota Revenue	5.000%	12/1/14		9,840	9,880
University of Minnesota Revenue	5.000%	12/1/15		16,235	17,082
University of Minnesota Revenue	5.000%	8/1/19		1,150	1,351
University of Minnesota Revenue	5.000%	4/1/22		500	575
University of Minnesota Revenue	5.000%	8/1/22		1,585	1,893
University of Minnesota Revenue	5.000%	8/1/23		2,500	2,977
University of Minnesota Revenue	5.000%	8/1/24		4,515	5,368
					367,423
Mississippi (0.3%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.070%	11/3/14		19,200	19,200
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.080%	11/3/14		7,000	7,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.080%	11/3/14		3,600	3,600
Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)	5.000%	3/1/23		1,000	1,207
Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)	5.000%	3/1/24		1,625	1,976
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24		2,500	3,034
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24		2,500	3,034
Mississippi GO	5.500%	12/1/16		3,435	3,799
Mississippi GO	5.000%	12/1/17	(Prere.)	16,890	19,116
Mississippi GO	5.000%	12/1/20		10,000	11,241
Mississippi GO	5.000%	10/1/30		12,035	14,127
Mississippi GO	5.000%	10/1/31		11,735	13,672
Mississippi GO	5.000%	12/1/31		11,250	13,332
Mississippi GO	5.000%	12/1/32		7,000	8,258
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17		2,500	2,798
University of Southern Mississippi S.M. Educational Building Corp. Revenue
(Athletics Facilities Improvements Project)	5.000%	3/1/34	(4)	10,000	10,763
					136,157
Missouri (0.8%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass
Transit Sales Tax Revenue	5.000%	10/1/33		7,500	8,595
Cape Girardeau County MO Industrial Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26		1,000	1,144
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27		1,850	2,106
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		1,830	2,144
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27		1,000	1,168
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30		3,000	3,287
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31		6,415	6,977
2 Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		6,000	7,233

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
2 Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		5,000	5,959
2 Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29		13,625	15,994
2 Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		13,675	15,974
2 Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		5,535	6,429
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/18		3,000	2,824
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19		7,615	6,928
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25		3,230	3,300
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.030%	11/7/14		35,000	35,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.040%	11/7/14		27,200	27,200
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26		2,045	2,374
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28		1,000	1,146
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21		2,845	3,223
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22		3,490	3,920
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23		3,690	4,113
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24		3,320	3,692
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19		2,420	2,786
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22		5,270	6,064
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26		3,000	3,549
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27		4,000	4,706
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28		3,500	4,098
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29		4,000	4,669
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30		4,000	4,629
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31		3,000	3,443
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20		3,975	4,671
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25		8,000	9,295
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30		5,000	5,499
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29		19,230	21,363
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30		15,000	17,427
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.070%	11/3/14		8,910	8,910
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.080%	11/3/14		4,300	4,300
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24		15,000	18,753
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24	(2)	12,225	13,216
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26	(2)	15,730	16,976
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24		6,000	7,087
					332,171
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/23		2,925	3,025

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		9,330	10,430
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/21		1,000	1,095
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/22		860	928
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/24		1,320	1,474
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/25		1,000	1,111
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/32		5,000	5,452
Lincoln NE Electric System Revenue	5.000%	9/1/25		3,000	3,557
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26		3,065	3,515
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29		2,125	2,394
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		2,500	2,793
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32		2,800	3,121
Nebraska Public Power District Revenue	4.000%	1/1/15		1,000	1,007
Nebraska Public Power District Revenue	5.000%	1/1/16		1,000	1,056
Nebraska Public Power District Revenue	5.000%	1/1/24		8,000	8,947
Nebraska Public Power District Revenue	5.000%	1/1/30		2,000	2,309
Nebraska Public Power District Revenue	5.000%	1/1/31		2,000	2,301
Nebraska Public Power District Revenue	5.000%	1/1/33		5,000	5,720

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Nebraska Student Fee Revenue	5.000%	7/1/22		4,000	4,873
University of Nebraska Student Fee Revenue	5.000%	7/1/24		1,645	1,977
					64,060
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21		2,330	2,663
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27		3,500	3,874
Clark County NV Airport Improvement Revenue	5.000%	7/1/21		2,000	2,335
Clark County NV Airport Improvement Revenue	5.000%	7/1/30		15,000	16,524
Clark County NV GO	5.000%	7/1/33		7,915	8,962
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.060%	11/7/14	LOC	14,000	14,000
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15		6,525	6,734
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16		5,575	5,993
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30		15,000	16,864
Clark County NV School District GO	5.000%	6/15/20		14,335	16,114
Clark County NV School District GO	5.000%	6/15/21		8,980	10,089
Clark County NV School District GO	5.000%	6/15/22		14,655	16,446
Clark County NV School District GO	5.000%	6/15/23		16,360	18,335
Clark County NV School District GO	5.000%	6/15/24	(4)	5,000	5,649
Clark County NV School District GO	5.000%	6/15/25		12,445	14,003
Clark County NV School District GO	5.000%	6/15/26		29,900	33,498
Clark County NV Water Reclamation District GO	5.375%	7/1/27		2,985	3,415
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17		5,000	5,558
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18		7,370	8,423
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	(3)	16,075	16,514
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	(14)	15,280	15,694
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27		10,460	12,181
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,500	5,205
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		5,395	6,225
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		2,000	2,308
Nevada GO	5.000%	12/1/14	(4)	8,435	8,470
Reno NV Health Facility Revenue (Dignity Health Obligated Group)	5.250%	7/1/31		4,000	4,256
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28	(2)	1,750	1,925
					282,257
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18		1,010	1,148
New Hampshire GO	5.000%	2/15/19		1,010	1,175
New Hampshire GO	5.000%	8/15/19		1,500	1,766
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25		2,140	2,431
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26		1,070	1,208
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27		1,185	1,333
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/32		6,000	6,426
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27		2,500	2,687
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20		10,000	11,737
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31		10,000	11,210
					41,121
New Jersey (4.3%)
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23	(14)	10,000	12,461
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23	(2)	3,635	4,497
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24	(2)	3,720	4,650
Essex County NJ Improvement Authority Revenue (Pooled Government Loan) VRDO	0.040%	11/7/14	LOC	10,000	10,000
Jersey City NJ GO	5.000%	3/1/16		1,390	1,469
Jersey City NJ GO	5.000%	3/1/20		1,610	1,856
Jersey City NJ GO	5.000%	3/1/21		1,200	1,389
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,997
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24	(2)	3,500	3,585
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24	(4)	1,000	1,127
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26	(4)	2,205	2,463
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27	(4)	2,500	2,782
New Jersey COP	5.000%	6/15/17		4,840	5,347
New Jersey COP	5.250%	6/15/28		4,675	5,254
New Jersey COP	5.250%	6/15/29		1,000	1,123
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		12,000	13,805
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		7,500	8,531
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.000%	6/1/18		2,000	2,187
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.250%	6/1/19		2,000	2,237

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.250%	6/1/20		2,000	2,254
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC–Montclair State University Student Housing Project)	5.375%	6/1/25		5,000	5,482
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14	(ETM)	4,000	4,024
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15	(ETM)	1,695	1,791
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15	(14)	2,405	2,535
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16		38,385	41,704
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18		22,500	25,454
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19		17,410	19,885
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(3)	7,975	9,477
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(12)	5,000	5,967
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		8,690	9,731
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23	(14)	51,630	62,695
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		1,000	1,137
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,985	3,363
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	18,130	22,415
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		4,205	4,684
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	8,000	9,892
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		5,515	6,105
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29		10,500	11,610
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29		5,000	5,563
1 New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.170%	11/7/14	(12)	3,065	3,065
1 New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	0.030%	11/7/14	LOC	5,000	5,000
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29		25,170	27,404
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16		4,700	5,068
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27		2,965	3,535
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19	(Prere.)	6,000	7,621
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20		6,180	7,128
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21		5,820	6,698
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29		11,000	12,406
New Jersey GO	5.250%	7/1/15	(4)	3,500	3,617
New Jersey GO	5.250%	7/15/15	(2)	8,500	8,800
New Jersey GO	5.250%	7/1/16	(14)	1,500	1,619
New Jersey GO	5.000%	8/15/20		30,000	35,127
1 New Jersey GO TOB VRDO	0.070%	11/3/14	LOC	38,800	38,800
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21		8,140	9,524
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		3,415	4,002
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25		12,965	15,016
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26		12,505	14,336
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28		13,835	15,688
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		2,735	3,092
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,000	5,527
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16		8,420	9,025
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17		8,875	9,807
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	0.050%	11/7/14	LOC	13,200	13,200
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/23		3,700	4,115
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19		2,610	2,933
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20		2,120	2,399
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22		1,500	1,649
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23		12,860	14,845
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.060%	11/7/14	LOC	7,900	7,900
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.060%	11/7/14	LOC	5,600	5,600
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.060%	11/7/14	LOC	6,500	6,500
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20		3,000	3,499

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21		2,000	2,343
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22		2,000	2,342
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26		1,000	1,137
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) VRDO	0.050%	11/7/14	LOC	16,140	16,140
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/26		5,000	5,547
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/18		1,925	2,033
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29		3,365	3,537
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		20,000	22,713
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20		5,385	5,720
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.050%	11/7/14		27,100	27,100
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	(ETM)	100	112
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17		9,900	10,988
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18	(Prere.)	20	23
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24		2,035	2,262
New Jersey Transportation Corp. COP	5.000%	9/15/15	(Prere.)	6,500	6,774
New Jersey Transportation Corp. COP	5.250%	9/15/15	(ETM)	3,800	3,968
New Jersey Transportation Corp. COP	5.250%	9/15/15	(ETM)	10,000	10,443
New Jersey Transportation Corp. COP	5.500%	9/15/15	(ETM)	7,270	7,608
New Jersey Transportation Corp. COP	5.500%	9/15/15	(ETM)	5,335	5,583
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/15	(Prere.)	17,680	18,241
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15	(2)	1,750	1,849
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17		1,250	1,395
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17		15,000	16,682
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		1,040	1,198
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	(14)	25,000	28,869
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		5,000	5,758
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		7,000	8,162
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		27,915	32,451
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	9,000	10,529
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(3)	30,000	35,524
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		11,000	12,791
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		9,620	11,341
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	25,000	29,686
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	3,745	4,471
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		2,500	2,914
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	30,900	36,014
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		22,000	26,035
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24	(14)	25,000	30,678
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		20,000	23,134
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		72,680	46,250
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,000	636
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		19,000	11,428
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		98,285	55,962
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28		19,620	21,753
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		3,500	3,897
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		3,000	1,618
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29		12,500	13,824
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		6,000	6,941
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		3,000	1,320
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.160%	11/7/14	(4)	10,000	10,000
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.170%	11/7/14	LOC	32,620	32,620
New Jersey Turnpike Authority Revenue	5.000%	1/1/21		19,705	22,472
New Jersey Turnpike Authority Revenue	5.000%	1/1/22		4,500	5,124
New Jersey Turnpike Authority Revenue	5.500%	1/1/25	(2)	13,000	16,296
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,000	3,380
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		26,460	30,040
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		23,540	26,622
Newark NJ GO	5.000%	10/1/19		3,505	4,021
Newark NJ GO	5.000%	10/1/20		2,455	2,848
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16		7,590	8,200
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		2,430	2,758
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24		2,800	3,144
Sussex County NJ GO	5.000%	2/15/23		5,485	6,688
Sussex County NJ GO	5.000%	2/15/24		4,356	5,367
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15		11,425	11,679
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16		14,585	15,461

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17		15,925	17,477
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18		16,975	18,607
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19		30,805	33,478
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23		33,522	33,143
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26		28,410	26,003
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41		243,000	59,379
West Deptford Township NJ GO	5.000%	7/1/24	(4)	1,210	1,333
West Deptford Township NJ GO	5.000%	7/1/25	(4)	1,260	1,385
West Deptford Township NJ GO	5.000%	7/1/26	(4)	1,000	1,098
					1,695,420
New Mexico (0.2%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18		16,440	18,277
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19		5,990	6,740
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19		1,500	1,766
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20		1,500	1,703
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16		7,260	7,961
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.050%	11/7/14		13,695	13,695
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.070%	11/7/14		23,930	23,930
					74,072
New York (16.7%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19		1,185	1,288
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21		2,575	2,827
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22		2,680	2,904
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30		6,735	7,553
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,000	1,024
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15		1,500	1,537
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26		6,775	8,011
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27		8,560	10,088
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29		6,315	7,442
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31		2,500	2,928
Freeport NY GO	5.000%	1/15/20		2,070	2,420
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18	(14)	2,900	3,156
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18	(14)	1,335	1,453
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23		5,800	6,448
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25		20,000	22,753
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		10,000	11,312
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/16		4,630	4,952
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20		3,500	4,149
Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/23		3,000	3,121
Nassau County NY GO	4.000%	10/1/22		8,755	9,325
Nassau County NY GO	4.000%	10/1/23		5,245	5,532
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.050%	11/7/14		18,150	18,150
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21		2,605	3,002
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25		1,350	1,572
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27		3,090	3,541
New York City NY GO	5.000%	11/1/14	(Prere.)	2,400	2,400
New York City NY GO	5.000%	4/1/15	(4)(ETM)	1,850	1,887
New York City NY GO	5.000%	4/1/15	(4)	2,910	2,968
New York City NY GO	5.000%	6/1/15	(Prere.)	3,960	4,072
New York City NY GO	5.750%	8/1/15	(2)	1,135	1,140
New York City NY GO	5.000%	2/1/16	(Prere.)	35	37
New York City NY GO	5.000%	8/1/16	(Prere.)	225	243
New York City NY GO	5.000%	8/1/16		5,000	5,401
New York City NY GO	5.000%	2/1/17	(Prere.)	8,425	9,273
New York City NY GO	5.000%	8/1/17	(Prere.)	115	129
New York City NY GO	5.000%	8/1/17	(Prere.)	1,555	1,742
New York City NY GO	5.000%	8/1/17		7,610	8,495

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.250%	8/15/18	(Prere.)	2,130	2,480
New York City NY GO	5.000%	6/1/19		8,675	10,094
New York City NY GO	5.000%	8/1/19		4,500	5,253
New York City NY GO	5.000%	8/1/19		12,130	13,519
New York City NY GO	5.000%	8/1/19		3,100	3,618
New York City NY GO	5.000%	8/1/19		5,000	5,836
New York City NY GO	5.000%	8/1/20		3,895	4,341
New York City NY GO	5.000%	8/1/20		8,445	9,412
New York City NY GO	5.000%	8/1/20		32,355	37,716
New York City NY GO	5.250%	9/1/20		4,565	5,304
New York City NY GO	5.000%	10/1/20		1,445	1,618
New York City NY GO	5.000%	2/1/21		3,875	4,240
New York City NY GO	5.250%	3/1/21		4,255	4,946
New York City NY GO	5.000%	8/1/21		22,840	24,620
New York City NY GO	5.000%	8/1/21		9,600	10,671
New York City NY GO	5.000%	8/1/21		13,965	14,757
New York City NY GO	5.000%	8/1/21		15,750	18,580
New York City NY GO	5.000%	8/1/21		59,135	68,731
New York City NY GO	5.250%	9/1/21		14,250	16,509
New York City NY GO	5.000%	10/1/21		7,545	9,039
New York City NY GO	5.000%	8/1/22		18,475	21,664
New York City NY GO	5.000%	8/1/22		6,740	8,097
New York City NY GO	5.000%	8/1/22		7,050	7,831
New York City NY GO	5.000%	8/1/22		7,415	8,908
New York City NY GO	5.000%	8/1/22		6,400	7,688
New York City NY GO	5.000%	8/1/22		6,020	7,059
New York City NY GO	5.000%	8/1/22		32,000	37,097
New York City NY GO	5.250%	8/15/22		25,250	29,133
New York City NY GO	5.000%	8/1/23		3,690	4,441
New York City NY GO	5.000%	8/1/23		7,740	9,316
New York City NY GO	5.000%	8/1/23		3,905	4,706
New York City NY GO	5.000%	8/1/23		6,250	7,532
New York City NY GO	5.000%	8/1/23		5,650	6,809
New York City NY GO	5.000%	8/1/23		11,000	13,185
New York City NY GO	5.000%	8/1/23		2,000	2,313
New York City NY GO	5.250%	8/15/23		21,820	25,141
New York City NY GO	5.000%	10/1/23		4,430	5,321
New York City NY GO	5.000%	11/1/23		5,600	5,600
New York City NY GO	5.000%	4/1/24		17,335	20,571
New York City NY GO	5.000%	8/1/24		20,000	24,165
New York City NY GO	5.000%	8/1/24		8,085	9,423
New York City NY GO	5.000%	8/1/24		5,310	6,286
New York City NY GO	5.000%	8/1/24		4,000	4,768
New York City NY GO	5.250%	8/15/24		23,815	27,410
New York City NY GO	5.000%	10/1/24		5,000	5,931
New York City NY GO	5.000%	10/1/24		4,500	5,376
New York City NY GO	5.000%	6/1/25		1,185	1,217
New York City NY GO	5.000%	8/1/25		3,300	3,856
New York City NY GO	5.000%	8/1/25		5,000	5,895
New York City NY GO	5.000%	10/1/25		10,985	12,983
New York City NY GO	5.000%	4/1/26		10,000	11,699
New York City NY GO	5.000%	4/1/26		3,590	4,100
New York City NY GO	5.000%	8/1/26		9,735	11,605
New York City NY GO	5.000%	8/1/26		14,215	16,946
New York City NY GO	5.000%	8/1/26		1,455	1,672
New York City NY GO	5.000%	8/1/26		5,000	5,880
New York City NY GO	5.000%	10/1/26		23,890	28,169
New York City NY GO	5.000%	4/1/27		14,780	17,237
3 New York City NY GO	0.450%	8/1/27		16,500	16,501
New York City NY GO	5.000%	8/1/27		4,705	5,468
New York City NY GO	5.000%	8/1/27		6,585	7,822
New York City NY GO	5.000%	10/1/27		15,000	17,628
New York City NY GO	5.000%	8/1/28		18,000	20,824
New York City NY GO	5.000%	8/1/28		9,300	11,087
New York City NY GO	5.000%	3/1/29		27,590	32,445
New York City NY GO	5.000%	5/15/29		7,900	8,974
New York City NY GO	5.000%	8/1/29		9,715	11,380
New York City NY GO	5.000%	3/1/30		16,230	19,013
New York City NY GO	5.000%	8/1/30		5,380	6,338
New York City NY GO	5.000%	8/1/30		6,845	7,972
New York City NY GO	5.000%	8/1/30		23,000	26,874

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/30		10,655	12,409
New York City NY GO	5.000%	3/1/31		33,315	38,969
New York City NY GO	5.450%	4/1/31		6,560	7,604
New York City NY GO	5.000%	10/1/31		34,050	39,531
New York City NY GO	5.000%	8/1/32		1,475	1,700
New York City NY GO	5.000%	8/1/32		8,280	9,580
New York City NY GO	5.000%	3/1/33		15,215	17,443
New York City NY GO VRDO	0.070%	11/3/14		22,700	22,700
New York City NY GO VRDO	0.070%	11/3/14	LOC	32,230	32,230
New York City NY GO VRDO	0.070%	11/3/14		44,300	44,300
New York City NY GO VRDO	0.070%	11/3/14	LOC	11,185	11,185
New York City NY GO VRDO	0.070%	11/3/14		24,200	24,200
New York City NY GO VRDO	0.070%	11/3/14	LOC	32,040	32,040
New York City NY GO VRDO	0.060%	11/7/14		40,000	40,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24		3,500	4,011
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		19,200	21,312
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26		12,940	15,237
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		17,300	20,417
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		22,000	25,716
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		12,500	14,570
2 New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48		13,000	13,097
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.050%	11/7/14		1,500	1,500
New York City NY Industrial Development Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.070%	11/3/14	LOC	11,080	11,080
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.050%	11/7/14	LOC	4,510	4,510
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		35,000	41,510
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		25,880	30,694
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		5,000	5,955
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		41,500	48,420
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		4,500	5,179
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		3,580	4,055
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30		10,000	11,497
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		30,000	34,545
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		24,500	28,032
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		7,500	7,698
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		9,000	10,264
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		17,500	20,009
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,545	6,340
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		50,000	57,669
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,415	12,088
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.070%	11/3/14		2,015	2,015
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		8,480	8,480
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		1,800	1,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		2,200	2,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		52,100	52,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		75,200	75,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		3,500	3,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		9,320	9,320
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		5,720	5,720
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		26,900	26,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	11/7/14		15,675	15,675
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28		6,000	7,356
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15		2,820	2,848
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16		2,925	3,087
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17		5,150	5,644
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17		6,335	7,060
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19		3,875	4,479
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23		4,440	5,058
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24		7,040	8,004
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25	(14)	10,170	11,023
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25		13,090	15,016
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26	(14)	7,620	8,259
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26		10,520	12,045
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26		8,185	9,371
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27		4,615	5,274
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28		3,465	3,933
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29		3,550	3,925
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30		9,500	10,719
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		18,000	20,488

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		6,000	6,891
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		3,950	4,528
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.050%	11/7/14	LOC	9,950	9,950
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14		6,065	6,065
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/15		6,000	6,220
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		8,000	8,388
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	(ETM)	80	84
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		920	965
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16	(Prere.)	2,500	2,703
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16	(Prere.)	3,250	3,514
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16	(Prere.)	51,100	55,249
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		12,000	13,538
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		8,965	10,114
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17		4,580	5,082
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18	(ETM)	1,300	1,498
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		5,000	5,788
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		15,000	17,364
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		2,535	2,987
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		9,835	11,587
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		16,030	19,265
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		30,000	35,427
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22		11,090	12,895
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23		16,740	20,192
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24		6,000	7,090
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		14,245	17,321
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		13,770	17,008
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		10,030	12,388
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		8,000	9,552
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		15,550	18,566
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,000	1,198
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		4,285	5,055
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,959
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,959
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,500	6,555
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,795	12,652
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,290	12,060
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		2,635	3,118
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		8,620	10,199
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26		8,255	9,804
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		1,435	1,692
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		4,000	4,716
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28		10,000	11,727
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28		25,675	29,877
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29		12,000	14,124
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		8,000	9,135
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31		19,000	22,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		24,475	28,262
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		12,700	14,624
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		13,750	16,161
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		16,500	18,901
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		4,270	5,013
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33		17,500	20,027
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		12,150	14,168
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		15,910	18,451
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		27,325	31,561
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35		22,020	25,456
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.070%	11/3/14		9,700	9,700
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	11/3/14		1,590	1,590
New York City NY Trust for Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.070%	11/3/14		4,250	4,250
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18		7,600	8,711
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33		5,270	6,067
New York Liberty Development Corp. Revenue	5.000%	11/15/31		13,200	14,802
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		14,000	16,190
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18		1,975	2,313
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		2,685	3,009
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21	(4)	15,900	19,764
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		6,550	7,885
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		6,800	7,595
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		5,000	6,047

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	(4)	10,000	11,140
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/24	(14)	9,005	9,407
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		6,505	7,806
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,525	2,815
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,250	2,547
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		10,000	12,086
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/25	(14)	9,435	9,854
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		31,000	36,808
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,330	1,570
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,500	1,760
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		10,000	11,730
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		5,355	6,319
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		2,300	2,684
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		3,000	3,388
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		15,000	17,596
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		1,695	1,966
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		3,885	4,381
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		1,500	1,713
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		3,850	4,500
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27		22,625	26,044
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		15,000	17,466
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28		9,000	10,292
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		13,635	15,834
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29		20,730	23,632
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		12,735	14,719
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		12,125	13,818
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		10,260	11,859
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		24,500	27,916
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31		8,000	8,936
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		8,500	9,752
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		5,500	6,243
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		5,480	6,207
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		12,705	14,392
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,000	5,730
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		13,055	14,746
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		19,605	22,052
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	20,300	23,991
1	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.060%	11/7/14	(13)	6,550	6,550
3	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.800%	11/1/17		18,000	18,079
3	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.000%	11/1/19		8,000	8,132
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		6,125	7,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		10,360	12,398
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		7,245	8,654
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		10,910	13,032
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		11,530	13,723
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		11,415	13,586
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28		2,000	2,375
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28		10,500	12,470
	New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/15		17,315	17,936
	New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17	(14)	1,615	1,796
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14	(2)	6,910	6,925
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18		25,240	27,403
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20		5,000	5,608
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21		5,000	5,454
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26		2,500	2,950
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28		2,000	2,329
3	New York Metropolitan Transportation Authority Revenue PUT	0.802%	11/1/16		12,500	12,595
3	New York Metropolitan Transportation Authority Revenue PUT	0.942%	11/1/17		8,845	8,939
[2,3]	New York Metropolitan Transportation Authority Revenue PUT	0.000%	11/15/17		26,200	26,179
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		10,000	11,762
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22		2,000	2,328
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24		2,000	2,361
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28		3,925	4,527
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,125	2,451
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,320	2,734
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30		4,330	4,994
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19		3,000	3,423
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21		5,000	5,864
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22		5,340	6,202
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25		6,100	6,948
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21		19,375	23,661

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28		1,070	1,234
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29		1,625	1,887
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30		1,200	1,399
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16		18,000	19,308
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26		1,500	1,765
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29		1,000	1,147
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30		1,000	1,145
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	(Prere.)	6,415	6,505
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	(Prere.)	6,740	6,835
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/17	(Prere.)	5	6
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	(4)	3,000	3,438
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	(4)	5,030	5,765
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	(4)	3,195	3,474
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	(ETM)	10	12
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20		13,280	15,828
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25	(4)	2,735	3,104
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26		3,500	4,009
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21		1,500	1,728
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/23	(14)	4,000	4,365
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24	(14)	3,300	3,601
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/27	(14)	8,000	8,730
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16	(14)	3,500	3,811
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19	(14)	1,700	2,050
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22		3,445	4,002
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29		2,000	2,239
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14		3,250	3,269
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	(Prere.)	255	260
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	(Prere.)	4,745	4,831
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18		36,270	42,113
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	20	24
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20		33,000	37,377
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		12,060	14,202
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		34,650	39,209
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22	(2)	7,000	8,696
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		5,000	5,458
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		35,885	44,094
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		5,615	6,720
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		8,500	10,339
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		16,820	18,198
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		10,000	12,072
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		23,375	27,575
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		10,000	10,811
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		17,630	20,664
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		2,585	3,030
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		10,300	12,301
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		10,035	12,041
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		30,650	35,805
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		2,565	2,797
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		5,790	6,490
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		20,000	22,798
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		2,875	3,277
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		25,000	29,286
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		10,000	11,797
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		25,000	29,206
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		20,245	23,321
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		10,000	11,743
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		1,000	1,154
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		32,000	37,294
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		30,740	36,141
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		17,240	19,787
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		7,500	8,560
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,070	1,217
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,135	11,545
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		36,795	42,669
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.050%	11/7/14		21,200	21,200
New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	0.060%	11/7/14	LOC	4,000	4,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		10,000	11,754

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		3,475	4,092
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(12)	2,500	2,944
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20		10,000	11,921
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	1,250	1,503
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21		750	897
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		7,000	8,094
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		16,355	19,588
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		500	601
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		19,435	23,052
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	(4)	1,000	1,211
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		1,250	1,485
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,290	7,566
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	(4)	1,500	1,804
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		1,000	1,180
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		7,595	9,021
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	(4)	1,000	1,184
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,000	1,165
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		4,500	5,234
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	(4)	1,500	1,811
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		750	864
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	400	466
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27		500	573
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	200	231
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28		425	484
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29		500	568
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18		11,570	13,214
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20		6,815	7,917
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21		17,750	20,569
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22		3,050	3,525
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15		680	699
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22		9,200	11,138
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		10,865	12,751
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		3,000	3,509
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30		1,000	1,167
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23		2,650	3,258
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28		5,000	6,010
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		18,155	21,575
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		5,000	5,933
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15		9,500	9,646
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24		7,240	8,365
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25		15,950	18,398
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		5,000	6,004
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		14,910	17,471
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28		11,460	13,383
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		17,830	20,714
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30		26,230	30,794
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31		3,670	4,289
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16		3,825	4,105
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	10	12
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23		3,785	4,541
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24		3,470	4,146
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25		6,030	7,168
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27		3,345	3,929
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28		6,150	7,230
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29		5,315	6,263
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30		1,835	2,161
New York State GO	4.500%	2/1/17		14,125	15,398
New York State GO	4.500%	2/1/18		24,735	27,683

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State GO	4.500%	2/1/19		10,670	12,170
New York State GO	5.000%	2/1/30		3,000	3,444
New York State GO	5.000%	2/15/30		20,000	23,295
New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.060%	11/7/14	LOC	11,300	11,300
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.050%	11/7/14		41,275	41,275
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.070%	11/7/14	LOC	5,115	5,115
2 New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34		16,980	17,244
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	(4)	5,000	5,391
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17		1,250	1,352
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19		6,640	7,764
New York State Local Government Assistance Corp. Revenue VRDO	0.050%	11/7/14		9,085	9,085
New York State Local Government Assistance Corp. Revenue VRDO	0.050%	11/7/14		40,590	40,590
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22		50	55
New York State Thruway Authority Revenue	5.000%	1/1/15	(Prere.)	4,555	4,592
New York State Thruway Authority Revenue	5.000%	1/1/15	(Prere.)	3,395	3,423
New York State Thruway Authority Revenue	5.000%	1/1/20	(14)	8,940	10,043
New York State Thruway Authority Revenue	5.000%	1/1/21	(14)	8,000	8,979
New York State Thruway Authority Revenue	5.000%	1/1/22	(14)	10,000	11,204
New York State Thruway Authority Revenue	5.000%	1/1/23	(2)	15,445	15,564
New York State Thruway Authority Revenue	5.000%	1/1/24	(2)	11,490	11,579
New York State Thruway Authority Revenue	5.000%	1/1/29		21,195	24,292
New York State Thruway Authority Revenue	5.000%	1/1/31		7,000	7,906
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/15	(Prere.)	670	700
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/15	(Prere.)	800	835
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	(14)	8,185	8,538
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	(14)	4,330	4,516
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	(2)	5,195	5,418
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18		13,260	15,083
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19		6,650	7,342
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		5,650	6,235
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		10,400	11,931
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		9,890	11,566
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		11,395	12,757
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23		8,515	9,538
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25		4,500	5,100
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		21,600	24,995
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		7,000	7,889
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28		13,505	15,690
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		27,175	31,505
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21		24,890	28,562
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27		7,115	7,941
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29		7,000	7,954
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22		22,710	26,315
New York State Urban Development Corp. Revenue	5.000%	12/15/14		3,125	3,144
New York State Urban Development Corp. Revenue	5.000%	1/1/15		19,500	19,660
New York State Urban Development Corp. Revenue	5.000%	12/15/15		4,000	4,217
New York State Urban Development Corp. Revenue	5.000%	1/1/16		22,360	23,605
New York State Urban Development Corp. Revenue	5.250%	1/1/17		12,000	13,232
New York State Urban Development Corp. Revenue	5.250%	1/1/18		36,140	41,195
New York State Urban Development Corp. Revenue	5.250%	1/1/22		7,500	8,587
New York State Urban Development Corp. Revenue	4.375%	3/15/22		9,020	9,967
New York State Urban Development Corp. Revenue	5.000%	12/15/22		2,000	2,299
New York State Urban Development Corp. Revenue	5.000%	12/15/23		2,615	3,001
New York State Urban Development Corp. Revenue	5.000%	1/1/26		7,910	8,898
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18		20,000	23,222
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19		30,760	36,418
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20		36,240	42,946
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21	(14)	10,000	12,265
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21		18,310	21,648
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		18,695	22,558
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	21,000	26,089
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		11,150	13,515
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23		7,180	8,094
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	21,596
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		6,950	7,922
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30		14,910	17,377
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		16,000	18,494
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		28,030	32,399
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		10,000	11,612
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		30,890	35,507
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		28,000	32,185

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15		50,000	50,410
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18		8,000	9,057
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18		24,275	27,481
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19		3,625	4,204
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19	(4)	7,050	7,965
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20		8,165	9,634
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21		11,345	13,306
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22		5,120	5,972
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25		15,000	17,105
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.050%	11/7/14		4,900	4,900
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.060%	11/7/14		17,315	17,315
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.070%	11/7/14		18,500	18,500
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17		250	271
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18		280	309
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19		350	392
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,250	1,516
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30		18,635	21,367
Port Authority of New York & New Jersey Revenue	5.000%	9/1/31		2,450	2,915
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33		10,000	11,675
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		1,000	1,179
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28		25,000	26,418
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.102%	12/1/29	(2)	4,375	4,009
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15		15,000	15,427
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		13,040	13,925
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		5,000	5,543
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14		3,130	3,136
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15		3,000	3,159
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16		3,000	3,167
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16		2,000	2,187
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	5/15/18	(Prere.)	4,550	5,234
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25		24,975	28,606
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26		15,000	17,661
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28		15,000	17,727
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		7,415	8,426
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14		20,000	20,037
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15		20,000	20,977
United Nations Development Corp. New York Revenue	5.000%	7/1/21		7,200	8,273
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29		33,000	39,483
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30		17,500	20,859
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		25,140	29,832
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		15,350	18,160
Westchester County NY GO	5.000%	7/1/21	(ETM)	240	293
Westchester County NY GO	5.000%	7/1/21		12,075	14,700
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		1,935	2,130
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		1,000	1,165
					6,611,646
North Carolina (1.2%)
Board of Governors of the University of North Carolina Revenue
(University of North Carolina Hospitals at Chapel Hill) VRDO	0.050%	11/7/14		16,115	16,115
Charlotte NC COP	5.000%	6/1/16		2,000	2,147
Charlotte NC GO	5.000%	7/1/16		5,000	5,388
Charlotte NC GO	5.000%	7/1/22		3,280	4,030
Charlotte NC GO	5.000%	7/1/23		3,355	4,082
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33		3,210	3,729
Forsyth County NC GO VRDO	0.060%	11/7/14		2,145	2,145
Guilford County NC GO	5.000%	3/1/22		3,220	3,930
Mecklenburg County NC COP	5.000%	2/1/22		3,390	3,856
Mecklenburg County NC COP	5.000%	2/1/23		1,200	1,360
Mecklenburg County NC COP	5.000%	2/1/25		1,000	1,125
Mecklenburg County NC COP	4.750%	2/1/26		2,500	2,740
Mecklenburg County NC GO	5.000%	2/1/17		3,635	4,003
Mecklenburg County NC GO	5.000%	3/1/17		1,000	1,105
Mecklenburg County NC GO	5.000%	3/1/20		3,715	4,310
Mecklenburg County NC GO	5.000%	2/1/21		1,120	1,355
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27	(4)	9,900	11,014
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.070%	11/3/14		9,200	9,200
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.050%	11/7/14		1,900	1,900
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31		4,250	4,557
North Carolina Capital Improvement Revenue	5.000%	5/1/17		11,115	12,341

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Capital Improvement Revenue	5.000%	5/1/19		15,500	18,098
North Carolina Capital Improvement Revenue	5.000%	5/1/20		15,385	18,260
North Carolina Capital Improvement Revenue	5.000%	5/1/21		13,495	16,191
North Carolina Capital Improvement Revenue	5.000%	5/1/27		30,510	35,422
North Carolina Capital Improvement Revenue	5.000%	5/1/29		28,585	32,966
North Carolina Eastern Municipal Power Agency Power Systems Revenue	3.000%	1/1/16		1,815	1,871
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16		4,000	4,216
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16		1,500	1,581
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16		5,000	5,270
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26		22,510	25,612
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26		3,000	3,474
North Carolina GAN PUT	4.000%	3/1/18		11,000	11,893
North Carolina GO	5.000%	6/1/16		15,050	16,163
North Carolina GO	5.000%	9/1/16		1,165	1,264
North Carolina GO	5.000%	3/1/17		1,925	2,127
North Carolina GO	5.000%	3/1/17	(Prere.)	700	774
North Carolina GO	5.000%	3/1/17	(Prere.)	9,300	10,288
North Carolina GO	5.000%	6/1/19		5,000	5,881
North Carolina GO	4.000%	5/1/23		39,470	45,680
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18	(4)	9,675	10,618
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19	(4)	10,000	11,023
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/21		8,610	9,971
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/22		9,155	10,574
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30		2,435	2,720
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31		12,500	14,016
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20		1,375	1,611
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21		5,000	5,780
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22		5,000	5,717
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23		1,825	2,087
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25		1,035	1,169
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18		5,000	5,682
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19		3,085	3,479
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20		2,000	2,234
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30		4,500	5,043
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25		2,655	3,246
University of North Carolina University System Revenue	5.250%	10/1/27		1,720	1,983
University of North Carolina University System Revenue	5.250%	10/1/28		1,590	1,837
Wake County NC GO	5.000%	3/1/21		3,125	3,785
Wake County NC Limited Obligation Revenue	5.000%	6/1/28		3,000	3,442
Winston-Salem NC Revenue	4.000%	3/1/15		2,400	2,431
Winston-Salem NC Water & Sewer System Revenue VRDO	0.040%	11/7/14		8,320	8,320
					474,231
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/28		1,500	1,649
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/29		1,000	1,097
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/31		1,300	1,421
					4,167
Ohio (2.9%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32		7,500	8,409
Akron OH GO	5.000%	12/1/15	(Prere.)	5,300	5,577
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27		5,830	6,780
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17		14,645	16,335
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27		30,000	34,434
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23		2,375	2,780
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29		6,120	6,998
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31		9,145	10,170
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32		13,480	14,953
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18		16,000	18,201
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19		13,050	15,192
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20		10,310	12,083
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16		4,000	4,235
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17		6,770	7,434
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24	(12)	5,000	5,491
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28		17,555	19,509
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24		22,345	18,647

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cincinnati OH City School District GO	5.250%	12/1/20	(14)	7,000	8,460
Cincinnati OH City School District GO	5.250%	6/1/21		3,810	4,519
Cincinnati OH City School District GO	5.250%	12/1/21	(14)	5,710	6,967
Cincinnati OH City School District GO	5.250%	6/1/22		3,180	3,761
Cincinnati OH City School District GO	5.250%	12/1/22	(14)	10,000	12,349
Cleveland OH Municipal School District GO	5.000%	12/1/26		1,660	1,913
Cleveland OH Municipal School District GO	5.000%	12/1/27		1,000	1,147
Cleveland OH Public Power System Revenue	5.000%	11/15/20	(14)	4,500	4,875
Cleveland OH Public Power System Revenue	5.000%	11/15/21	(14)	7,455	8,069
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(14)	14,065	15,200
Cleveland OH Public Power System Revenue	5.000%	11/15/23	(14)	7,505	8,090
Cleveland OH Public Power System Revenue	5.000%	11/15/24	(14)	7,350	7,923
Cleveland OH Water Revenue	5.000%	1/1/23		2,400	2,857
Cleveland OH Water Revenue	5.000%	1/1/25		2,500	2,938
Cleveland OH Water Revenue	5.000%	1/1/26		2,250	2,630
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29		5,000	5,682
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30		5,225	5,927
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31		8,640	9,765
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32		9,060	10,221
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.050%	11/7/14	LOC	15,300	15,300
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.040%	11/7/14		4,115	4,115
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.050%	11/7/14		15,250	15,250
Columbus OH City School District GO	4.000%	12/1/17		1,000	1,098
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16	(4)	6,000	6,557
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19		2,000	2,233
Columbus OH GO	5.000%	7/1/16		2,500	2,693
Columbus OH GO	5.000%	2/15/22		3,000	3,655
Columbus OH GO	5.000%	8/15/24		10,295	12,807
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/24		1,325	1,552
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20		7,000	8,235
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21		7,300	8,447
Cuyahoga County OH GO	5.000%	12/1/19		2,120	2,505
Cuyahoga OH Community College District Revenue	5.000%	8/1/22		6,610	7,685
Cuyahoga OH Community College District Revenue	5.000%	8/1/23		3,470	4,023
Cuyahoga OH Community College District Revenue	5.000%	8/1/24		2,500	2,890
Dayton OH City School District GO	5.000%	11/1/21		9,210	10,995
Dayton OH City School District GO	5.000%	11/1/22		5,500	6,614
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		11,000	12,012
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.040%	11/7/14		18,100	18,100
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.040%	11/7/14		18,000	18,000
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.050%	11/7/14		1,645	1,645
Franklin County OH Hospital Revenue (Nationwide Hospital) VRDO	0.030%	11/7/14		5,680	5,680
Hamilton County OH Economic Development Revenue (King Highland Community
Urban Redevelopment Corp.–University of Cincinnati Lessee Project)	5.000%	6/1/33	(14)	5,000	5,251
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	(2)	7,950	8,677
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	(2)	22,380	24,416
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	(2)	18,515	20,130
Huber Heights OH City School District GO	4.750%	12/1/24		890	1,017
Huber Heights OH City School District GO	4.875%	12/1/27		150	172
Huber Heights OH City School District GO	5.000%	12/1/28		1,000	1,144
Huber Heights OH City School District GO	5.000%	12/1/30		1,000	1,143
Kent State University OH Revenue	5.000%	5/1/29		1,000	1,152
Kent State University OH Revenue	5.000%	5/1/30		1,750	2,011
Kent State University OH Revenue	5.000%	5/1/31		4,000	4,580
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,601
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,601
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,272
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,272
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	8,236
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	8,236
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		11,920	13,568
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31		6,000	7,209
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31		2,000	2,264
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.060%	11/3/14		18,900	18,900
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.060%	11/3/14		3,985	3,985
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.060%	11/3/14		1,200	1,200
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.060%	11/3/14		3,600	3,600
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19		5,000	5,897
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26		1,975	2,255
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17		5,565	6,208

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30		1,475	1,670
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		2,075	2,506
Ohio Common Schools GO	5.000%	9/15/19		9,655	11,365
Ohio Common Schools GO VRDO	0.030%	11/7/14		10,675	10,675
Ohio GO	5.500%	11/1/14		7,000	7,000
Ohio GO	5.000%	3/15/16	(Prere.)	12,755	13,583
Ohio GO	5.000%	3/15/16	(Prere.)	13,000	13,844
Ohio GO	5.000%	5/1/16	(Prere.)	7,710	8,254
Ohio GO	5.000%	8/1/16		3,000	3,243
Ohio GO	5.000%	9/1/16		2,870	3,113
Ohio GO	5.000%	9/15/16		5,130	5,574
Ohio GO	5.000%	9/15/16		5,415	5,878
Ohio GO	5.000%	9/15/19		9,025	10,652
Ohio GO	5.000%	4/1/21		4,440	5,302
Ohio GO VRDO	0.040%	11/7/14		11,965	11,965
Ohio GO VRDO	0.040%	11/7/14		16,220	16,220
Ohio Higher Education GO	5.000%	5/1/16	(Prere.)	7,405	7,928
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29		4,500	5,183
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26		4,000	4,453
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32		1,880	2,065
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19		24,015	28,264
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/33	(3)	2,500	2,672
Ohio Highway Capital Improvements GO	5.000%	5/1/16		11,010	11,780
Ohio Highway Capital Improvements GO	5.000%	5/1/27		10,220	12,090
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27		9,330	10,416
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28		11,670	13,066
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.070%	11/3/14		12,400	12,400
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28		1,755	1,845
Ohio Infrastructure Improvement GO VRDO	0.040%	11/7/14		7,875	7,875
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	(4)	5,000	5,369
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16		5,000	5,369
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20		4,000	4,626
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		3,250	3,872
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	0.300%	12/1/14		3,500	3,500
Ohio State University General Receipts Revenue	5.000%	12/1/18	(Prere.)	250	291
Ohio State University General Receipts Revenue	5.000%	12/1/19	(Prere.)	215	255
Ohio State University General Receipts Revenue	5.000%	12/1/20		3,535	4,146
Ohio State University General Receipts Revenue	5.000%	12/1/26		2,250	2,574
Ohio State University General Receipts Revenue VRDO	0.030%	11/7/14		43,200	43,200
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22		1,750	2,059
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		2,000	2,284
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29		3,000	3,511
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31		7,195	8,171
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19		5,775	6,918
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20		3,585	4,095
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20		5,570	6,783
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.170%	11/7/14		5,910	5,910
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) PUT	2.200%	6/1/16		10,000	10,040
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24		3,325	4,147
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18		5,635	6,507
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19		5,000	5,936
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21		9,160	11,052
Penta Career Center Ohio COP	5.250%	4/1/23		2,480	2,923
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15		3,040	3,073
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16		3,190	3,335
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17		3,350	3,594
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18		3,520	3,853
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19		3,195	3,464
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20		3,680	3,970
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28		17,000	18,611
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23	(4)	8,010	9,197
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	(4)	3,335	3,818
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25	(4)	2,500	2,854
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26	(4)	2,000	2,277
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27	(4)	2,000	2,269
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28	(4)	2,500	2,832
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31		2,175	2,484
University of Cincinnati Ohio COP	5.000%	6/1/17	(14)	3,180	3,261

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22		2,455	2,978
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29		6,385	7,400
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30		1,000	1,155
					1,166,453
Oklahoma (0.3%)
Norman OK Regional Hospital Authority Revenue	0.140%	9/1/22	(14)	13,050	12,039
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15	(Prere.)	12,000	12,386
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15	(Prere.)	18,070	18,651
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/22		1,350	1,642
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23		2,500	3,063
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24		1,500	1,854
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25		3,000	3,674
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		2,500	3,042
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27		3,000	3,628
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28		2,000	2,406
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29		2,500	2,993
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30		2,500	2,977
Oklahoma City OK GO	5.000%	3/1/17		7,335	8,105
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23		1,500	1,846
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31		4,255	5,036
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		5,000	5,896
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24		12,100	13,458
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28		1,045	1,182
2 Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/31		1,495	1,735
2 Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32		3,770	4,362
2 Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		6,055	6,972
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17		7,000	7,683
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27		1,160	1,345
University of Oklahoma Revenue	5.000%	7/1/29		1,895	2,235
University of Oklahoma Revenue	5.000%	7/1/30		2,230	2,606
University of Oklahoma Revenue	5.000%	7/1/31		2,000	2,325
University of Oklahoma Revenue	5.000%	7/1/32		670	776
					133,917
Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	11/1/19		2,000	2,361
Oregon Department of Administrative Services COP	5.000%	11/1/20		9,660	11,322
Oregon Department of Administrative Services COP	5.000%	5/1/23		3,130	3,594
Oregon Department of Administrative Services COP	5.000%	5/1/24		1,750	2,005
Oregon Department of Administrative Services COP	5.000%	5/1/25		2,220	2,538
Oregon Department of Administrative Services COP	5.000%	5/1/26		3,520	4,017
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16		1,750	1,866
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/17	(Prere.)	5,675	6,287
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		1,430	1,760
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		6,355	7,820
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24		7,000	8,699
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		2,130	2,629
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		8,015	9,893
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		11,010	12,932
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		6,200	7,289
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		5,560	6,503
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		5,545	6,463
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24		3,000	3,768
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		2,000	2,455
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28		5,500	6,719
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		9,500	11,569
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		2,500	3,022
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20		6,085	7,254
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21		7,500	9,016
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22		1,000	1,195
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,250	1,504
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26		1,810	2,151
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		2,000	2,361
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28		2,500	2,926
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29		1,420	1,649
Oregon GO	5.000%	5/1/15		1,500	1,537
Oregon GO	5.000%	5/1/15		2,475	2,535
Oregon GO	5.000%	5/1/15		4,000	4,098
Oregon GO	5.000%	11/1/15		5,860	6,143
Oregon GO	5.000%	5/1/16		1,750	1,873
Oregon GO	5.000%	5/1/18		1,500	1,719
Oregon GO	5.000%	11/1/18		3,750	4,356

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oregon GO	5.000%	5/1/19		2,770	3,251
Oregon GO	5.000%	5/1/26		1,570	1,859
Oregon GO	5.000%	5/1/26		1,490	1,764
Oregon GO	5.000%	5/1/27		2,415	2,850
Oregon GO	5.000%	5/1/27		2,460	2,903
Oregon GO	5.000%	5/1/28		5,165	6,040
Oregon GO	5.000%	5/1/28		2,755	3,222
Oregon GO	5.000%	5/1/29		2,890	3,362
Oregon GO	5.000%	5/1/30		5,685	6,511
Oregon GO	5.000%	5/1/31		3,370	3,853
Oregon GO	5.000%	5/1/31		1,760	2,012
Oregon GO	5.000%	5/1/31		2,915	3,443
Oregon GO	5.000%	5/1/32		2,060	2,425
Oregon GO	5.000%	11/1/32		1,440	1,708
Oregon GO (Oregon University System Projects)	5.250%	8/1/28		1,650	1,967
Oregon GO (Oregon University System Projects)	5.250%	8/1/28		2,585	3,093
Oregon GO (Oregon University System Projects)	5.250%	8/1/29		2,725	3,242
Oregon GO (Oregon University System Projects)	5.250%	8/1/30		2,050	2,429
Oregon GO (Oregon University System Projects)	5.250%	8/1/30		2,865	3,387
Oregon GO (Oregon University System Projects)	5.250%	8/1/31		3,015	3,549
Oregon GO (Veterans Welfare) VRDO	0.070%	11/3/14		6,400	6,400
Portland OR Sewer System Revenue	5.000%	8/1/18	(4)	11,470	12,106
					257,204
Pennsylvania (3.7%)
Allegheny County PA GO	3.000%	12/1/15		8,480	8,734
Allegheny County PA GO	5.000%	11/1/29		15,000	17,064
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29		1,290	1,466
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31		2,720	3,086
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.881%	2/1/21		19,085	19,079
Allegheny County PA Port Authority Revenue	5.750%	3/1/29		17,000	20,294
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		2,795	3,150
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,310	2,540
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		3,740	4,100
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31		3,000	3,262
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32		3,685	3,994
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16		4,500	4,552
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17		4,500	4,580
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18		16,100	16,369
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/14	(Prere.)	1,410	1,412
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/14	(Prere.)	1,010	1,012
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/14	(Prere.)	1,100	1,102
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		12,500	14,787
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	(4)	3,940	4,583
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24	(14)	14,050	14,427
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		875	1,014
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	(14)	9,500	9,755
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,715	8,649
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17		2,375	2,585
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18		2,735	3,083
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20		3,415	3,907
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21		4,190	4,751
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29		14,800	17,532
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17		3,790	3,997
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18		3,985	4,169
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19		4,175	4,355
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26		2,070	2,096
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		4,850	5,605
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.050%	11/3/14		4,500	4,500
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,750	6,485
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22		3,500	3,722
Middletown PA School District GO	5.000%	3/1/31		3,030	3,463
Middletown PA School District GO	5.000%	3/1/32		3,375	3,850
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29		6,995	7,915
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25		7,000	7,928

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25		5,765	6,397
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27		6,000	6,705
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31		8,500	9,384
Moon Industrial Development Authority Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.070%	11/7/14	LOC	20,750	20,750
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20		1,000	1,097
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21		1,000	1,100
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22		1,000	1,104
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23		1,500	1,649
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24		3,000	3,294
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16	(ETM)	905	974
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23		3,110	3,641
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23		17,500	18,652
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23		1,250	1,493
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24		3,000	3,591
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25		2,180	2,609
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26		3,000	3,568
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27		4,705	5,543
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29		6,000	6,987
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		12,965	14,941
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		6,865	7,874
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33		10,000	11,416
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		10,000	11,377
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20		20,000	23,389
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21		7,000	8,044
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22		15,000	16,111
Pennsylvania GO	5.000%	5/1/15		16,000	16,389
Pennsylvania GO	5.000%	8/1/15		5,120	5,306
Pennsylvania GO	5.000%	5/1/19		15,000	17,492
Pennsylvania GO	5.000%	7/1/19		24,925	29,173
Pennsylvania GO	5.000%	6/1/21		20,000	24,007
Pennsylvania GO	5.000%	7/1/21		32,365	38,889
Pennsylvania GO	5.375%	7/1/21		4,950	6,050
Pennsylvania GO	5.000%	6/1/22		19,450	23,566
Pennsylvania GO	5.000%	11/15/23		4,705	5,590
Pennsylvania GO	5.000%	4/1/25		7,500	8,948
Pennsylvania GO	4.000%	10/15/28		11,550	12,540
Pennsylvania GO	4.000%	6/15/30		24,400	26,256
Pennsylvania GO	5.000%	10/15/31		10,000	11,646
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20		2,560	3,017
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21		1,830	2,125
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27		1,745	1,931
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.050%	11/7/14	LOC	3,850	3,850
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15		4,200	4,326
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		4,125	4,745
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,300	1,478
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24		1,435	1,629
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25		1,670	1,879
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26		1,690	1,886
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25		2,065	2,404
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26		1,140	1,318
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27		1,120	1,285
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,085	3,519
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		2,985	3,392
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		3,500	3,962
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19	(2)	2,935	3,406
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27		700	798
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28		1,650	1,860
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30		500	559
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32		1,000	1,106
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.030%	11/7/14	LOC	5,800	5,800
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28		2,405	2,747
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31		500	555

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18		2,000	2,214
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19		2,000	2,306
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20		1,500	1,761
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20		12,180	13,830
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23		17,530	19,557
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23	(4)	6,080	6,532
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23	(4)	10,600	11,387
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(4)	6,620	7,112
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(4)	11,130	11,957
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	11,585	12,446
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	10,070	10,818
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23		1,770	2,102
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24		1,825	2,152
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25		2,190	2,555
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26		2,165	2,495
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17	(2)	5,155	5,585
1 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.070%	11/7/14		2,000	2,000
3 Pennsylvania Turnpike Commission Revenue	1.320%	12/1/20		22,500	23,045
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	(12)	4,520	5,207
3 Pennsylvania Turnpike Commission Revenue	1.030%	12/1/21		37,500	37,622
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		16,660	19,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		14,210	16,462
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	(12)	8,585	9,853
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)		3,535	4,049
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24		4,715	5,429
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	(12)	2,500	2,805
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26		1,710	1,995
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27		12,345	13,778
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28		3,500	3,376
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28		4,015	4,643
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		50,000	56,006
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	(2)	6,000	6,076
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31		6,185	7,134
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31		10,000	11,307
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33		4,500	4,282
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,940	5,587
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,620	2,951
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.170%	11/7/14	(12)	3,245	3,245
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16		3,000	3,223
Philadelphia PA Airport Revenue	5.000%	6/15/23		2,000	2,275
Philadelphia PA Gas Works Revenue	5.000%	8/1/15		3,000	3,099
Philadelphia PA GO	5.000%	8/1/15	(4)	23,000	23,806
Philadelphia PA GO	5.250%	8/1/16	(4)	13,110	14,159
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20	(Prere.)	24,000	28,908
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.070%	11/3/14		8,100	8,100
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23		8,600	9,281
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26		4,275	4,494
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30		6,040	6,190
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29		3,500	4,057
Philadelphia PA School District GO	5.000%	8/1/19	(2)	7,500	7,759
Philadelphia PA School District GO	5.000%	8/1/20	(2)	18,745	19,393
Philadelphia PA School District GO	5.000%	8/1/21	(2)	9,900	10,242
Philadelphia PA School District GO	5.000%	6/1/24	(4)(3)	2,000	2,261
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22	(4)	3,000	3,475
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23		2,300	2,758
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23		2,000	2,413
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24		3,800	4,620
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26		5,500	6,526
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.170%	11/7/14	(4)	43,045	43,045
Plum Borough PA School District GO	5.000%	9/15/23	(15)	1,000	1,184
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25		30,000	33,785
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27		6,100	7,022
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28		5,000	5,683
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/25		15,385	17,638
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/27		4,905	5,585
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue	5.000%	9/15/17		3,990	4,481

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19		2,575	2,977
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23		9,000	10,537
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27		12,500	14,571
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28		2,375	2,760
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29		11,250	13,019
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19		1,235	1,372
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20		1,330	1,509
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		4,500	4,852
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32		15,000	16,749
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21		1,015	1,171
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22		1,160	1,324
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23		1,350	1,528
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24		1,420	1,599
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25		1,465	1,639
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30		6,185	6,764
					1,464,911
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	(14)	35,430	35,473
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	(14)	18,245	18,250
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	24,290	24,207
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,000	5,070
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	17,050	17,199
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19	(Prere.)	255	305
					100,504
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17	(4)	3,120	3,231
Rhode Island & Providence Plantations GO	5.500%	8/1/28		9,805	11,846
Rhode Island & Providence Plantations GO	5.500%	8/1/30		3,610	4,308
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20	(12)	20,000	22,964
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21	(12)	25,000	28,344
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.500%	9/1/28		6,000	6,570
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	6.000%	9/1/33		5,500	6,138
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26	(4)	4,900	5,082
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25	(4)	2,880	3,169
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26	(4)	3,210	3,548
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29	(4)	3,500	3,834
					99,034
South Carolina (1.4%)
Berkeley County SC Utility Revenue	5.000%	6/1/30		8,170	9,499
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15	(Prere.)	12,610	13,296
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15	(Prere.)	33,070	34,868
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15	(Prere.)	2,730	2,878
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16	(Prere.)	3,105	3,399
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27		10,000	11,969
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25		8,805	9,622
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26		9,760	10,560
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16		5,000	5,329
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17		5,315	5,750
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18		2,655	3,003
Greenville County SC School District Installment Revenue	5.500%	12/1/19		32,480	39,024
Greenville County SC School District Installment Revenue	5.000%	12/1/26		28,255	30,628
1 Greenville County SC School District Installment Revenue TOB VRDO	0.100%	11/7/14		7,440	7,440
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		6,220	6,963
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26		1,000	1,172
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27		2,075	2,418
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30		1,000	1,150
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31		2,500	2,862

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33		2,750	3,127
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26		4,000	4,733
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29		3,390	3,954
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30		5,210	6,042
North Charleston SC Tax Revenue	5.000%	12/1/14	(12)	4,725	4,743
North Charleston SC Tax Revenue	5.000%	12/1/15	(12)	4,715	4,944
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20		10,000	11,685
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22	(14)	9,950	8,280
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23	(14)	8,780	6,996
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	2,400	1,830
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		3,535	4,024
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		13,620	15,089
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		8,020	9,056
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	8,600	9,571
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	2,800	3,116
South Carolina GO	5.000%	3/1/16		6,165	6,553
South Carolina GO	5.000%	4/1/16		3,560	3,797
South Carolina GO	5.000%	4/1/18		2,400	2,744
South Carolina GO	5.000%	4/1/19		7,825	9,167
South Carolina GO	5.000%	4/1/19		2,495	2,923
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18		2,000	2,236
South Carolina Jobs Economic Development Authority Hospital Revenue
(AnMed Health Project) VRDO	0.050%	11/7/14	LOC	34,585	34,585
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23	(4)	6,275	6,927
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24	(4)	6,200	6,823
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25	(4)	6,925	7,598
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27		11,740	13,198
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27	(4)	13,550	14,800
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28		7,850	8,793
South Carolina Public Service Authority Revenue	5.000%	12/1/16		7,225	7,901
South Carolina Public Service Authority Revenue	5.000%	12/1/23		10,000	12,038
South Carolina Public Service Authority Revenue	5.000%	12/1/24		13,900	16,865
South Carolina Public Service Authority Revenue	5.000%	12/1/25		5,615	6,751
South Carolina Public Service Authority Revenue	5.000%	12/1/27		4,295	5,097
South Carolina Public Service Authority Revenue	5.000%	12/1/28		15,130	17,849
South Carolina Public Service Authority Revenue	5.000%	12/1/29		6,065	7,125
South Carolina Public Service Authority Revenue	5.000%	12/1/30		10,510	12,277
South Carolina Public Service Authority Revenue	5.000%	12/1/31		13,980	16,225
South Carolina Public Service Authority Revenue	5.000%	12/1/32		12,035	13,878
South Carolina Public Service Authority Revenue	5.000%	12/1/33		10,465	11,971
					547,141
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23		1,000	1,163
South Dakota Building Authority Revenue	5.000%	6/1/33		4,000	4,598
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23		650	776
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24		650	783
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25		600	717
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26		675	800
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27		1,025	1,211
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28		825	971
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29		1,415	1,659
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29		2,000	2,243
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34		8,250	9,384
					24,305
Tennessee (1.0%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23		8,280	9,102
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28		8,000	8,746
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21		2,500	2,935
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22		1,100	1,296
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23		4,860	5,737
Memphis TN GO	5.000%	11/1/15	(Prere.)	16,000	16,769
Memphis TN GO	5.000%	11/1/15	(Prere.)	4,730	4,957
Memphis TN GO	5.000%	11/1/15	(Prere.)	4,750	4,978
Memphis TN GO	5.000%	11/1/20	(10)	4,000	4,350
Memphis TN GO	5.000%	5/1/28		3,145	3,606
Memphis TN GO	5.000%	5/1/30		1,715	1,952
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16		3,825	4,122
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18	(Prere.)	5,000	5,667

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27		1,000	1,088
3 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) PUT	0.650%	10/1/17		11,500	11,550
Shelby County TN GO	5.000%	4/1/19	(ETM)	100	117
Shelby County TN GO	5.000%	4/1/19		400	468
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18		7,180	8,172
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19		2,000	2,301
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.060%	11/3/14	(4)	13,500	13,500
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.070%	11/3/14	(4)	10,800	10,800
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21		5,000	5,371
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22		5,000	5,370
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16		24,340	25,984
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17		39,340	43,509
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18		57,705	65,690
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		50	58
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		10,135	11,546
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25		5,215	6,015
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		270	319
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		16,460	18,937
Tennessee GO	5.000%	5/1/17	(Prere.)	2,075	2,306
Tennessee GO	5.000%	8/1/17		3,165	3,548
Tennessee GO	5.000%	10/1/17		6,000	6,763
Tennessee GO	5.000%	9/1/25		8,250	10,310
Tennessee GO	5.000%	9/1/26		1,850	2,295
Tennessee GO	5.000%	9/1/26		6,000	7,444
Tennessee GO	5.000%	9/1/27		2,000	2,467
Tennessee GO	5.000%	9/1/27		4,300	5,304
Tennessee GO	5.000%	9/1/28		1,850	2,269
Tennessee GO	5.000%	9/1/29		1,000	1,222
Tennessee GO	5.000%	9/1/30		1,180	1,436
Tennessee GO	5.000%	9/1/31		1,300	1,574
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37		3,185	3,560
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22		3,000	3,674
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23		3,520	4,350
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24		2,500	3,113
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25		5,000	6,180
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26		2,055	2,525
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27		2,305	2,816
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28		1,555	1,890
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29		1,400	1,694
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/30		2,000	2,403
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31		1,500	1,795
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/32		2,230	2,662
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33		2,150	2,556
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34		1,150	1,360
					392,528
Texas (8.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18	(14)	24,215	23,259
Austin TX Electric Utility System Revenue	5.000%	11/15/25		4,750	5,660
Austin TX GO	5.000%	9/1/29		2,855	3,452
Austin TX GO	5.000%	9/1/30		1,240	1,494
Austin TX GO	5.000%	9/1/31		2,140	2,565
Austin TX GO	5.000%	9/1/33		4,315	5,126
Austin TX GO	5.000%	9/1/34		5,975	7,064
Austin TX Independent School District GO	5.000%	8/1/30		1,225	1,473
Austin TX Independent School District GO	5.000%	8/1/31		1,695	2,027
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21		350	423
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21		2,500	2,908
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29		6,045	7,135
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30		5,000	5,873
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31		4,000	4,677
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32		10,705	12,606
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33		11,410	13,384
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		12,075	14,098

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18		11,960	13,622
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18		11,770	13,352
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19		12,595	14,218
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19		12,925	14,537
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20		13,265	14,843
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20		13,580	15,145
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21		4,600	4,618
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/15		400	402
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16		250	260
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17		250	267
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18		250	272
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19		735	810
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		1,550	1,725
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		1,150	1,355
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,000	1,115
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		750	836
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		725	807
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		4,650	3,096
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25		2,000	2,237
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		6,490	4,111
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27		7,750	4,635
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28		5,500	3,101
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29		5,220	2,802
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30		4,355	2,227
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31		4,880	2,369
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31		4,000	4,620
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		4,000	1,732
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		3,500	3,799
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34		4,000	1,621
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35		4,950	1,909
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37		5,525	1,930
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38		3,500	1,160
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39		4,500	1,402
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40		5,700	1,684
Clear Creek TX Independent School District GO	5.000%	2/15/15	(Prere.)	10,270	10,414
Clear Creek TX Independent School District GO	5.000%	2/15/15	(Prere.)	11,635	11,798
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25		5,080	5,877
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26		4,305	4,951
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27		5,995	6,862
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28		6,180	7,041
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,190	3,637
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30		6,535	7,466
Conroe TX Independent School District GO	5.000%	2/15/26		8,190	9,732
Corpus Christi TX GO	5.000%	3/1/29		5,235	6,094
Corpus Christi TX GO	5.000%	3/1/30		5,495	6,348
Corpus Christi TX GO	5.000%	3/1/31		5,770	6,624
Dallas County TX GO	5.000%	2/15/15		1,845	1,871
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24		8,000	9,452
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25	(2)	11,245	12,095
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25	(2)	11,245	12,095
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26		11,385	12,316
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27		14,130	15,228
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		2,295	2,708
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29		1,195	1,399
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30		2,160	2,519
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31		2,120	2,460
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23	(12)	9,880	10,915
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24	(12)	8,345	9,179
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25	(12)	5,050	5,525
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26	(12)	1,650	1,797
Dallas TX GO	5.000%	2/15/15	(Prere.)	11,675	11,839
Dallas TX GO	5.000%	2/15/22	(ETM)	45	55
Dallas TX Independent School District GO	5.000%	2/15/24		17,450	20,729
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18		2,000	2,316
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		2,740	2,986
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28		7,335	8,473
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28		2,235	2,625
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29		6,360	7,288
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29		14,950	17,432
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		14,195	16,082
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		6,680	7,566

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30		12,500	14,533
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31		7,750	8,745
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32		5,775	6,495
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33		9,000	10,102
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29		6,155	7,103
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30		6,430	7,358
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31		6,255	7,127
Frisco TX Independent School District GO	5.000%	8/15/15		1,690	1,755
Frisco TX Independent School District GO	5.000%	8/15/16		4,205	4,554
Frisco TX Independent School District GO	5.000%	8/15/32		6,665	7,768
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31		2,875	2,171
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32		5,320	4,008
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33		18,100	13,568
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.050%	11/7/14	LOC	21,000	21,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15		10,000	10,534
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16		12,000	13,182
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17		17,000	19,295
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.070%	11/3/14		23,860	23,860
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19	(ETM)	4,000	4,653
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19	(Prere.)	10,225	11,895
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/19	(Prere.)	39,530	47,017
Harris County TX Flood Control District GO	5.000%	10/1/26		6,000	7,365
Harris County TX Flood Control District GO	5.000%	10/1/27		5,000	6,098
Harris County TX Flood Control District GO	5.000%	10/1/28		3,000	3,639
Harris County TX Flood Control District GO	5.000%	10/1/29		2,000	2,415
Harris County TX GO	5.000%	10/1/16		4,755	5,176
Harris County TX GO	5.000%	10/1/17		4,705	5,303
Harris County TX GO	5.000%	10/1/21		8,000	9,540
Harris County TX GO	5.000%	8/15/31		11,485	13,311
Harris County TX GO	5.000%	8/15/32		15,010	17,329
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.200%	12/1/14	(Prere.)	4,000	4,024
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/18	(Prere.)	5,000	6,206
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital)	5.000%	10/1/24		8,500	9,735
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.070%	11/3/14		32,500	32,500
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26		3,000	3,481
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27		6,475	7,497
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28		5,665	6,526
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14		3,475	3,475
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19		4,535	5,280
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20		3,640	4,298
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21		4,295	5,084
Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)	7,000	4,577
Harris County TX Toll Road Revenue	5.000%	8/15/15		1,435	1,489
Harris County TX Toll Road Revenue	5.000%	8/15/20		2,000	2,347
Harris County TX Toll Road Revenue	5.000%	8/15/25		3,375	3,994
Harris County TX Toll Road Revenue	5.000%	8/15/27		22,160	25,919
Houston TX Airport System Revenue	5.000%	7/1/16		1,500	1,610
Houston TX Airport System Revenue	5.000%	7/1/18		1,750	1,995
Houston TX Airport System Revenue	5.000%	7/1/19		1,750	1,980
Houston TX Airport System Revenue	5.000%	7/1/20		2,130	2,387
Houston TX Airport System Revenue	5.000%	7/1/25		1,000	1,162
Houston TX Airport System Revenue	5.000%	7/1/26		3,000	3,475
Houston TX Community College System GO	5.000%	2/15/17		1,000	1,102
Houston TX Community College System Revenue	5.000%	4/15/21	(10)	9,200	9,802
Houston TX GO	5.000%	3/1/17		17,880	19,741
Houston TX GO	5.000%	3/1/22		5,000	6,053
Houston TX GO	5.000%	3/1/23		16,680	19,927
Houston TX GO	5.000%	3/1/23		4,000	4,876
Houston TX GO	5.000%	3/1/26		10,000	12,136
Houston TX GO	5.000%	3/1/30		4,000	4,751
3 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.450%	11/16/16		75,000	75,004
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15		5,600	5,821

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17	(2)	13,760	13,168
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18	(2)	16,285	15,138
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21	(2)	22,720	18,232
Houston TX Independent School District GO PUT	1.000%	6/1/15		73,000	73,256
Houston TX Utility System Revenue	5.000%	11/15/16		3,730	4,075
Houston TX Utility System Revenue	5.250%	11/15/17	(4)	13,500	15,369
Houston TX Utility System Revenue	5.000%	5/15/23		7,000	8,558
Houston TX Utility System Revenue	5.000%	11/15/23		3,000	3,678
Houston TX Utility System Revenue	5.000%	5/15/24		9,000	11,088
Houston TX Utility System Revenue	5.000%	5/15/25		5,000	6,114
Houston TX Utility System Revenue	5.000%	11/15/27		6,000	7,287
Houston TX Utility System Revenue	5.250%	11/15/29		16,650	19,818
Houston TX Utility System Revenue	5.000%	11/15/30		8,020	9,390
Houston TX Utility System Revenue	5.000%	11/15/30		14,670	17,175
Houston TX Utility System Revenue	5.000%	11/15/31		10,000	11,618
Houston TX Utility System Revenue	5.000%	11/15/31		5,010	5,821
Houston TX Utility System Revenue	5.000%	11/15/31		10,335	12,008
Houston TX Utility System Revenue	5.000%	11/15/32		10,000	11,556
Houston TX Utility System Revenue	5.000%	11/15/32		8,190	9,465
3 Houston TX Utility System Revenue PUT	0.650%	8/1/16		4,375	4,394
1 Judson TX Independent School District GO TOB VRDO	0.070%	11/7/14	(12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33		2,665	3,055
Laredo TX Community College District GO	5.000%	8/1/22		1,500	1,806
Laredo TX Community College District GO	5.000%	8/1/30		2,000	2,360
Laredo TX Community College District GO	5.000%	8/1/32		1,250	1,465
Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,744
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15	(4)	3,005	3,019
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16	(14)	45	45
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17	(14)	65	65
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	105	124
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20	(14)	30	30
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29		10,000	11,135
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		2,380	2,690
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		9,070	9,995
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		10,000	11,030
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		4,000	4,437
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32		13,955	15,752
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33		8,500	9,581
Lubbock TX GO	5.000%	2/15/23		700	851
Lubbock TX GO	5.000%	2/15/27		5,735	6,664
Lubbock TX GO	5.000%	2/15/29		4,335	4,989
Lubbock TX GO	5.000%	2/15/30		6,660	7,636
Lubbock TX GO	5.000%	2/15/31		4,120	4,703
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.125%	2/15/30		1,000	1,053
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29		725	794
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/34		1,000	1,071
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23		7,410	8,483
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24		5,895	6,748
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25		5,250	5,985
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26		6,225	7,097
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27		8,920	10,146
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28		8,040	9,075
North Texas Tollway Authority System Revenue	5.500%	1/1/17		4,750	5,217
North Texas Tollway Authority System Revenue	5.500%	1/1/18		4,000	4,552
North Texas Tollway Authority System Revenue	6.000%	1/1/19		15,000	17,241
North Texas Tollway Authority System Revenue	6.000%	1/1/20		22,100	25,267
North Texas Tollway Authority System Revenue	6.000%	1/1/21		41,330	47,046
North Texas Tollway Authority System Revenue	6.000%	1/1/22		26,045	29,717
North Texas Tollway Authority System Revenue	6.250%	2/1/23		46,220	52,221
North Texas Tollway Authority System Revenue	6.000%	1/1/24		19,700	22,268
North Texas Tollway Authority System Revenue	6.000%	1/1/25		11,035	12,473
North Texas Tollway Authority System Revenue	6.000%	1/1/25		5,075	5,736
North Texas Tollway Authority System Revenue	6.000%	1/1/26		4,395	4,985
North Texas Tollway Authority System Revenue	6.000%	1/1/27		3,950	4,496

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	6.000%	1/1/28		3,220	3,785
North Texas Tollway Authority System Revenue	5.500%	9/1/28		1,250	1,510
North Texas Tollway Authority System Revenue	5.250%	9/1/29		4,130	4,839
North Texas Tollway Authority System Revenue	5.000%	9/1/30		3,150	3,616
North Texas Tollway Authority System Revenue	5.000%	9/1/30		9,000	10,332
North Texas Tollway Authority System Revenue	5.000%	1/1/31		12,400	13,785
North Texas Tollway Authority System Revenue	5.000%	9/1/31		4,000	4,573
North Texas Tollway Authority System Revenue	5.000%	9/1/31		28,500	32,583
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16		75,000	79,411
1 North Texas Tollway Authority System Revenue TOB VRDO	0.060%	11/7/14	(13)	2,200	2,200
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.035%	10/1/20		2,635	2,619
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17		16,100	17,826
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18		18,985	21,556
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19		22,010	25,257
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		9,465	10,933
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		3,000	3,505
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		200	239
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25		1,525	1,837
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27		60	72
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18	(14)	16,000	17,394
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20		1,000	1,167
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/15	(Prere.)	15,000	15,182
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16	(Prere.)	9,750	10,322
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16	(Prere.)	25,450	26,943
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16	(Prere.)	22,000	23,290
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		20,000	24,234
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		52,060	63,615
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30		2,710	3,186
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31		3,000	3,508
San Antonio TX GO	5.000%	8/1/17	(Prere.)	5,685	6,372
San Antonio TX GO	5.000%	8/1/17	(Prere.)	6,030	6,758
San Antonio TX GO	5.000%	2/1/23		12,630	15,530
San Antonio TX GO	5.000%	2/1/26		2,500	3,056
San Antonio TX GO	5.000%	2/1/27		1,750	2,126
San Antonio TX GO	5.000%	2/1/28		1,000	1,207
San Antonio TX GO	5.000%	2/1/29		1,250	1,501
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20		2,250	2,647
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22		9,100	10,665
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29		4,375	5,014
Sugar Land TX GO	5.000%	2/15/30		3,445	3,989
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31		21,880	25,875
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/30		40,335	45,343
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17		8,570	9,405
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18		9,000	10,092
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19		9,455	10,781
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28	(12)	16,500	18,976
Temple TX GO	5.250%	8/1/17	(Prere.)	1,665	1,875
Temple TX GO	5.250%	8/1/17	(Prere.)	1,525	1,718
Texas (Veterans Housing Assistance Program) GO VRDO	0.050%	11/7/14		24,850	24,850
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19		3,335	3,923
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30		3,940	4,627
Texas GO	5.000%	4/1/15		1,435	1,464
Texas GO	5.000%	8/1/17		3,165	3,551
Texas GO	5.000%	10/1/22		19,000	23,314
Texas GO	5.000%	10/1/27		33,600	40,963
Texas GO	5.000%	10/1/28		31,975	38,779
Texas GO	5.000%	10/1/30		10,000	12,012
1 Texas GO TOB VRDO	0.050%	11/7/14		4,000	4,000
Texas GO VRDO	0.040%	11/7/14		12,390	12,390
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17		59,445	64,808
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		6,000	7,050
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		10,510	12,191
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22		3,625	4,229
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		8,000	9,171
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,650	1,930
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26		25,010	30,807
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27		12,000	13,325
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		10,000	11,030
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31		12,000	13,138

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Municipal Power Agency Revenue	0.000%	9/1/15	(ETM)	110	110
Texas Municipal Power Agency Revenue	0.000%	9/1/15	(14)	10,140	10,110
Texas Municipal Power Agency Revenue	0.000%	9/1/16	(ETM)	110	109
Texas Municipal Power Agency Revenue	0.000%	9/1/16	(14)	22,795	22,535
Texas Municipal Power Agency Revenue	0.000%	9/1/17	(ETM)	415	407
Texas Municipal Power Agency Revenue	0.000%	9/1/17	(14)	31,295	30,428
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		32,000	39,134
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		47,510	59,175
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	(Prere.)	75,000	77,423
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15		2,000	2,065
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18		11,000	11,633
Texas State University System Financing System Revenue	5.000%	3/15/25		750	897
Texas State University System Financing System Revenue	5.000%	3/15/27		1,200	1,418
Texas State University System Financing System Revenue	5.000%	3/15/28		3,870	4,416
Texas State University System Financing System Revenue	5.000%	3/15/30		3,255	3,688
Texas State University System Financing System Revenue	5.000%	3/15/31		4,480	5,057
Texas State Veterans VRDO	0.060%	11/7/14		17,500	17,500
Texas Tech University System Financing System Revenue	5.000%	2/15/23	(2)	10,040	10,632
Texas Tech University System Financing System Revenue	5.000%	2/15/24	(2)	11,940	12,642
Texas TRAN	1.500%	8/31/15		55,000	55,622
Texas Transportation Commission GO	5.000%	4/1/22		14,000	17,084
Texas Transportation Commission GO	5.000%	4/1/24		6,000	7,474
Texas Transportation Commission GO	5.000%	4/1/31		10,000	11,947
Texas Transportation Commission Revenue	4.750%	4/1/16	(Prere.)	9,500	10,096
Texas Transportation Commission Revenue	5.000%	4/1/16		2,000	2,133
Texas Transportation Commission Revenue	5.000%	4/1/16	(Prere.)	10,000	10,663
Texas Transportation Commission Revenue	5.000%	4/1/16	(Prere.)	8,850	9,437
Texas Transportation Commission Revenue	5.000%	4/1/16	(Prere.)	10,555	11,255
Texas Transportation Commission Revenue	5.000%	4/1/20		20,000	22,067
Texas Transportation Commission Revenue	5.000%	4/1/21		23,405	25,773
Texas Transportation Commission Revenue	5.000%	4/1/22		5,000	5,514
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	10,000	8,887
Texas Water Development Board Revenue	5.000%	7/15/20		3,800	4,480
Texas Water Development Board Revenue	5.000%	7/15/21		4,535	5,345
Texas Water Financial Assistance GO	5.000%	8/1/20		2,000	2,350
University of Houston Texas Revenue	4.000%	2/15/16		1,425	1,493
University of Houston Texas Revenue	4.750%	2/15/28	(4)	8,615	9,434
University of Houston Texas Revenue	5.000%	2/15/29		5,000	5,819
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		2,700	3,248
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		9,785	10,745
University of Texas System Revenue Financing System Revenue	4.750%	8/15/30		11,195	12,019
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31		9,835	11,535
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32		4,180	4,886
Williamson County TX GO	5.000%	2/15/23		6,000	7,233
					3,364,077
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/26		6,155	7,140
Central Utah Water Conservancy District GO	5.000%	4/1/27		4,000	4,635
Central Utah Water Conservancy District GO	5.000%	4/1/28		3,000	3,460
Central Utah Water Conservancy District GO	5.000%	4/1/28		765	882
Central Utah Water Conservancy District GO	5.000%	4/1/29		7,000	8,049
Central Utah Water Conservancy District GO	5.000%	10/1/32		5,640	6,555
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.060%	11/7/14	LOC	6,530	6,530
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22		2,000	2,264
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23		1,045	1,189
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19		2,100	2,438
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32		2,000	2,309
Salt Lake County UT GO	5.000%	12/15/15		5,000	5,268
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27		4,060	4,610
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28		4,260	4,794
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15		24,000	24,915
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22		10,800	12,482
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23		4,200	4,813
Utah GO	5.000%	7/1/16		3,320	3,578
Utah Water Finance Agency Revenue VRDO	0.070%	11/7/14		19,750	19,750
					125,661

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22	(4)	8,000	8,772
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31		4,130	4,842
					13,614
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18		4,500	5,020
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19		3,000	3,385
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24		1,025	1,128
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27		1,500	1,684
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29		5,020	5,532
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32		6,500	7,188
					23,937
Virginia (1.6%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/23		1,600	1,783
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22		7,945	9,671
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24		5,195	6,458
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33		2,000	2,367
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/16		2,320	2,470
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/29		9,730	11,115
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/30		5,000	5,712
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/31		4,890	5,531
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25		2,000	2,237
Fairfax County VA Public Improvement GO	5.000%	10/1/16		12,950	14,095
Fairfax County VA Public Improvement GO	5.000%	4/1/19		2,050	2,341
Fairfax County VA Public Improvement GO	5.000%	4/1/20		10,940	13,082
Fairfax County VA Public Improvement GO	5.000%	10/1/21		4,315	5,266
Fairfax County VA Public Improvement GO	5.000%	10/1/23		7,315	8,912
Fairfax County VA Public Improvement GO	5.000%	10/1/24		10,315	12,567
Fairfax County VA Water Authority Revenue	5.000%	4/1/25		2,500	3,004
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23		2,500	2,842
Hampton VA GO	5.000%	1/15/20		3,000	3,478
Norfolk VA Water Revenue	5.000%	11/1/15		550	577
Norfolk VA Water Revenue	5.000%	11/1/19		2,615	3,089
Richmond VA GO	5.000%	7/15/16		4,120	4,446
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21		2,500	2,928
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22		3,040	3,571
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		10,375	11,699
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		1,400	1,608
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26		1,475	1,683
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26		2,425	2,507
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31		15,000	15,446
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	42,520	43,865
1 University of Virginia Revenue TOB VRDO	0.070%	11/3/14		7,400	7,400
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17	(Prere.)	5,125	5,744
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24		5,335	5,891
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25		5,665	6,237
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26		5,955	6,557
Virginia Beach VA GO	5.000%	5/1/22		4,300	5,280
Virginia Beach VA GO	5.000%	5/1/23		4,300	5,330
Virginia Beach VA GO	5.000%	5/1/24		4,300	5,397
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16		1,020	1,080
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17		1,000	1,101
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18		10,595	11,596
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19		18,575	21,594
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19		10,415	12,108
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22		1,000	1,207

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28		5,840	6,842
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	(ETM)	155	161
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15		2,845	2,960
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	(Prere.)	405	439
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	(Prere.)	430	466
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	(Prere.)	450	488
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	(Prere.)	475	515
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	(Prere.)	495	537
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18		7,605	8,241
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19		8,000	8,669
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20		8,405	9,108
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21		8,845	9,585
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22		18,000	21,950
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22		8,610	9,330
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22		2,000	2,427
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24		2,790	3,350
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		21,000	25,129
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24		1,800	2,156
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25		5,035	5,993
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		5,040	5,979
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26		2,000	2,369
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		2,100	2,480
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		13,765	16,233
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		12,560	14,792
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		5,260	6,200
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30		30,140	35,285
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31		10,000	11,544
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31		31,550	36,803
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16		11,940	12,899
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17		7,815	8,756
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25		11,540	13,694
Virginia Public School Authority Revenue	5.000%	8/1/20		2,500	2,931
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		8,500	10,451
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		9,985	12,404
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		5,845	7,245
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15		10,000	10,192
					629,475
Washington (2.7%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15	(14)	6,400	6,388
Clark County WA GO	4.750%	12/1/14	(Prere.)	3,275	3,288
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19		25,000	29,373
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		20,000	23,909
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		3,250	3,972
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23		3,500	4,316
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24		1,250	1,557
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		6,000	7,167
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		10,000	11,879
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32		5,000	5,912
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15		6,710	6,928
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16		9,735	10,488
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		19,000	23,047
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28		13,000	15,676
King County WA (Bellevue School District) GO	5.000%	12/1/27		16,505	19,152
King County WA (Bellevue School District) GO	5.000%	12/1/28		17,335	20,043
King County WA (Bellevue School District) GO	5.000%	12/1/29		18,200	20,994

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
King County WA GO	4.750%	1/1/34		3,075	3,342
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17		1,000	1,119
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20		3,000	3,524
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22		5,525	6,351
Port of Seattle WA Revenue	5.000%	3/1/21	(14)	5,000	5,077
Port of Seattle WA Revenue	5.000%	6/1/22		2,000	2,326
Port of Seattle WA Revenue	5.000%	8/1/27		8,635	10,098
Port of Seattle WA Revenue	5.000%	8/1/28		7,485	8,687
Port of Seattle WA Revenue	5.000%	6/1/30		6,000	6,818
Port of Seattle WA Revenue	5.000%	8/1/30		8,000	9,248
Port of Seattle WA Revenue	5.000%	8/1/31		5,500	6,333
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29		3,700	4,445
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30		3,000	3,585
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31		3,650	4,338
Snohomish County WA School District No. 201 GO	5.250%	12/1/26		5,500	6,281
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27		10,000	10,734
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28		17,670	19,397
University of Washington Revenue	5.000%	4/1/15		9,830	10,030
University of Washington Revenue	5.000%	7/1/27		6,925	8,192
University of Washington Revenue	5.000%	4/1/28		10,195	11,948
University of Washington Revenue	5.000%	7/1/28		11,490	13,526
University of Washington Revenue	5.000%	7/1/29		7,500	8,795
University of Washington Revenue	5.000%	4/1/30		9,315	10,884
University of Washington Revenue	5.000%	7/1/30		10,495	12,251
University of Washington Revenue	5.000%	4/1/31		10,500	12,148
University of Washington Revenue	5.000%	4/1/32		11,375	13,139
University of Washington Revenue	5.000%	7/1/32		5,000	5,788
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20		3,185	3,740
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23		5,435	6,574
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25		5,260	6,275
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26		6,175	7,328
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29		10,545	12,326
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30		7,525	8,753
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		6,800	7,913
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34		11,640	13,478
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/27		1,410	1,716
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/29		1,435	1,739
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/31		2,165	2,602
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/32		1,460	1,749
Washington GO	5.700%	10/1/15	(4)	2,105	2,212
Washington GO	5.000%	7/1/17		32,460	36,288
Washington GO	5.000%	7/1/19		6,940	8,154
Washington GO	0.000%	6/1/20	(14)	5,500	5,038
Washington GO	5.000%	7/1/20		10,000	11,145
Washington GO	5.000%	8/1/20		4,845	5,689
Washington GO	5.000%	7/1/22		20,000	24,396
Washington GO	5.000%	7/1/23		10,000	12,083
Washington GO	5.000%	7/1/23		31,290	38,418
Washington GO	5.000%	7/1/24		2,875	3,573
Washington GO	5.000%	7/1/24		5,000	5,994
Washington GO	5.000%	1/1/25		1,750	2,064
Washington GO	5.000%	7/1/25		50,585	61,895
Washington GO	5.000%	2/1/28		10,000	11,754
Washington GO	5.000%	2/1/29		6,790	7,680
Washington GO	5.000%	2/1/29		9,650	11,251
Washington GO	5.000%	2/1/30		8,545	10,121
Washington GO	5.000%	7/1/30		5,000	5,606
Washington GO	5.000%	8/1/30		20,980	24,431
Washington GO	5.000%	6/1/31		5,250	6,069
Washington GO	5.000%	8/1/31		13,860	16,445
Washington GO	5.000%	2/1/32		6,170	7,077
Washington GO	5.000%	6/1/32		5,500	6,341
Washington GO	5.000%	8/1/32		29,775	34,801
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18		2,000	2,280
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19		3,800	4,426
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20		4,250	4,970
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21		6,525	7,525

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22		5,500	6,304
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23	(4)	3,425	3,797
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24	(4)	3,550	3,923
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25	(4)	3,675	4,048
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25	(4)	3,625	3,993
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26	(4)	3,550	3,901
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26	(4)	3,800	4,175
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27	(4)	3,925	4,304
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18		23,000	26,494
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,500	1,797
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24		19,830	22,279
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25		1,710	2,063
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		1,035	1,222
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/31	(14)	17,745	18,813
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32		3,785	4,289
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21		2,700	3,038
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21		2,580	2,867
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22		3,005	3,310
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23		4,470	4,895
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24		2,000	2,176
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/28		1,675	1,825
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/33		2,840	3,081
Washington State University General Revenue	5.000%	10/1/28		3,070	3,630
Washington State University General Revenue	5.000%	10/1/29		3,070	3,621
Washington State University General Revenue	5.000%	10/1/30		3,140	3,682
Washington State University General Revenue	5.000%	10/1/31		3,170	3,703
Washington State University General Revenue	5.000%	10/1/32		1,600	1,866
Washington State University Student Fee Revenue	5.000%	10/1/31	(2)	15,950	16,725
					1,050,233
West Virginia (0.3%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19		1,395	1,620
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21		3,500	4,120
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22		2,055	2,412
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23		1,745	2,042
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25		2,445	2,836
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27		5,085	5,862
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25		2,000	2,358
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27		1,500	1,746
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28		2,000	2,309
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29		2,000	2,304
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17		6,335	6,952
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18		4,985	5,578
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19		2,990	3,393
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20		3,560	4,064
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21		3,265	3,693
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24		2,840	3,290
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25		2,880	3,315
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26		2,280	2,604
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27		2,840	3,230
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28		3,095	3,506
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18		1,920	2,179
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/24		12,620	14,060
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20		2,500	2,837
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22		5,810	6,596
West Virginia University Revenue	5.000%	10/1/17		1,500	1,687
West Virginia University Revenue	5.000%	10/1/30		3,000	3,449
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/27		2,710	3,254
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/31		3,435	4,030
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/33		3,690	4,302
					109,628

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin (0.6%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30		1,890	2,220
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31		2,000	2,336
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32		2,000	2,330
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33		1,500	1,736
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34		1,500	1,728
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35		1,500	1,721
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18		1,640	1,891
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19		3,705	4,361
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22		2,690	3,330
Wisconsin Clean Water Revenue	4.000%	6/1/16		720	762
Wisconsin Clean Water Revenue	4.000%	6/1/17		1,000	1,089
Wisconsin GO	5.000%	5/1/15		3,000	3,073
Wisconsin GO	5.000%	5/1/15	(Prere.)	6,000	6,145
Wisconsin GO	5.500%	5/1/15	(14)	15,000	15,403
Wisconsin GO	5.000%	5/1/16		4,000	4,280
Wisconsin GO	5.000%	11/1/17		4,500	5,086
Wisconsin GO	5.000%	5/1/18		3,800	4,346
Wisconsin GO	5.000%	5/1/19		7,135	8,167
Wisconsin GO	5.000%	5/1/22		3,500	4,124
Wisconsin GO	5.000%	5/1/22		10,425	12,484
Wisconsin GO	5.000%	5/1/25		7,500	9,023
Wisconsin GO	5.000%	5/1/27		2,750	3,272
Wisconsin GO	5.000%	5/1/27		1,400	1,666
Wisconsin GO	6.000%	5/1/27		10,000	12,005
Wisconsin GO	5.000%	5/1/28		2,060	2,435
Wisconsin GO	5.000%	5/1/29		1,715	2,019
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19		4,110	4,738
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20		3,240	3,769
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21		5,230	6,101
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22		3,295	3,792
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21		34,215	40,494
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28		8,500	9,368
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29		11,700	13,137
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24		5,900	6,782
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24		700	825
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28		1,865	2,142
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29		1,500	1,719
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		1,660	1,899
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32		11,800	13,142
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32		4,000	4,564
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33		3,500	3,982
Wisconsin Transportation Revenue	5.000%	7/1/17		3,000	3,355
Wisconsin Transportation Revenue	5.000%	7/1/29		5,100	5,702
Wisconsin Transportation Revenue	5.000%	7/1/30		7,000	8,198
					250,741

Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (Exxonmobil Project) VRDO	0.060%	11/3/14		27,200	27,200
Total Tax-Exempt Municipal Bonds (Cost $36,625,610)					38,926,860

				Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
4 Vanguard Municipal Cash Management Fund (Cost $671,354)	0.047%		671,353,957		671,354
Total Investments (100.1%) (Cost $37,296,964)					39,598,214
Other Assets and Liabilities (–0.1%)
Other Assets					531,970
Liabilities					(566,371)
					(34,401)
Net Assets (100%)					39,563,813

Intermediate-Term Tax-Exempt Fund

At October 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	37,345,564
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(83,001)
Unrealized Appreciation (Depreciation)	2,301,250
Net Assets	39,563,813

Investor Shares—Net Assets
Applicable to 325,198,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,637,213
Net Asset Value Per Share—Investor Shares	$14.26

Admiral Shares—Net Assets
Applicable to 2,449,331,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,926,600
Net Asset Value Per Share—Admiral Shares	$14.26

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $537,599,000, representing 1.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover of report.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (1.1%)
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37		10,945	12,077
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42		3,325	3,640
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40		5,000	5,850
Auburn University Alabama General Fee Revenue	5.000%	6/1/42		8,455	9,388
Birmingham AL GO	0.000%	3/1/27		2,500	2,567
Birmingham AL GO	0.000%	3/1/37		2,500	2,463
Houston County AL Health Care Authority Revenue	5.250%	10/1/30	(2)	9,000	9,130
Huntsville AL GO	5.000%	5/1/26		2,860	3,327
Jefferson County AL Sewer Revenue	0.000%	10/1/42	(4)	12,500	8,355
Jefferson County AL Sewer Revenue	6.000%	10/1/42		8,670	9,440
Jefferson County AL Sewer Revenue	7.000%	10/1/51		10,000	11,730
Jefferson County AL Sewer Revenue	6.500%	10/1/53		10,525	11,772
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		2,000	2,224
					91,963
Alaska (0.1%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,000	6,794

Arizona (1.3%)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/31		2,000	2,306
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/32		2,365	2,716
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37		3,750	4,212
Arizona COP	5.000%	9/1/23	(4)	12,140	13,152
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/42		2,500	2,683
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38		12,500	13,551
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21		4,190	4,974
Arizona Transportation Board Highway Revenue	5.000%	7/1/34		11,175	12,810
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16	(ETM)	8,650	9,091
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35		5,500	6,041
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21		4,000	4,677
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22		6,375	7,421
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	(14)	5,135	5,492
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34		10,000	11,264
Pima County AZ Sewer Revenue	5.000%	7/1/26		2,000	2,361
Pima County AZ Sewer Revenue	5.000%	7/1/27		1,000	1,175
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20		500	581
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		2,220	2,628
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		785	934
					108,069
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15	(ETM)	1,015	1,057
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31		2,170	2,558
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32		2,845	3,346
					6,961
California (14.1%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	5,000	2,428
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31	(14)	8,450	4,218
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33	(14)	12,000	5,376
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29		8,300	9,869
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16	(Prere.)	11,000	11,733
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17	(Prere.)	8,000	8,862
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/32		2,060	2,363
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.150%	4/1/24		10,000	10,202
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		7,650	8,762
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		5,000	5,984
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		5,375	6,149
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		10,000	12,331
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		7,560	8,635
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		10,000	11,660
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38		1,000	1,135
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39		5,000	5,656
California GO	5.000%	9/1/20		5,130	5,568
California GO	5.000%	9/1/23		4,285	5,245
California GO	5.000%	9/1/23		2,000	2,401
California GO	5.250%	9/1/24		12,500	15,136
California GO	5.250%	10/1/24		3,000	3,640
California GO	5.625%	4/1/26		21,900	25,839
California GO	5.000%	10/1/27		4,500	5,280

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	10/1/29		5,000	5,951
California GO	5.000%	10/1/30		12,600	14,926
California GO	5.000%	11/1/31		5,000	5,822
California GO	6.000%	3/1/33		4,000	4,905
California GO	6.500%	4/1/33		41,500	50,773
California GO	6.000%	11/1/35		10,000	12,128
California GO	5.000%	9/1/36		3,250	3,713
California GO	6.000%	4/1/38		10,340	12,390
California GO	6.000%	11/1/39		6,500	7,918
California GO	5.000%	9/1/41		5,000	5,604
California GO	5.000%	9/1/42		11,360	12,675
California GO	5.000%	2/1/43		5,500	6,145
California GO	5.000%	4/1/43		1,000	1,119
California GO	5.000%	11/1/43		5,000	5,632
California GO	5.000%	12/1/43		8,250	9,301
California GO	5.000%	10/1/44		2,500	2,841
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39		5,500	6,382
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35		5,000	5,572
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39		4,500	5,261
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15	(14)	1,820	1,828
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		2,000	2,298
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39		8,000	9,315
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31		6,000	7,225
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42		15,000	18,136
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34		13,800	15,376
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40		5,000	5,843
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16	(2)	4,290	4,309
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34		10,000	12,058
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38		1,125	1,254
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28		4,000	4,662
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30		4,205	4,897
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		1,320	1,609
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32		7,280	8,557
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		14,705	16,626
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,699
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38		2,615	2,935
California State University Revenue Systemwide	5.000%	11/1/32	(4)	10,000	10,904
California State University Revenue Systemwide	5.000%	11/1/34		5,000	5,868
California State University Revenue Systemwide	5.250%	11/1/34		8,600	9,860
California State University Revenue Systemwide	5.000%	11/1/35		4,300	5,022
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		26,250	28,950
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		13,975	15,436
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41		3,000	3,535
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC–UCI East Campus Apartments Phase II)	5.750%	5/15/32		4,000	4,421
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		4,175	4,960
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34		10,000	11,910
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34		3,000	3,318
Clovis CA Unified School District GO	5.000%	8/1/38		3,850	4,388
Contra Costa CA Community College District GO	4.000%	8/1/29		5,725	6,147
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/29		1,705	1,935
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/32		1,500	1,677
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	1,480	1,690
Foothill-De Anza CA Community College District GO	5.000%	8/1/36		1,645	1,935
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		10,000	11,485
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46		5,000	5,431
Grossmont CA Healthcare District GO	5.000%	7/15/37	(2)	15,770	17,184
Grossmont CA Healthcare District GO	6.125%	7/15/40		5,000	6,199
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31		2,225	2,696
Kern County CA GO	6.000%	8/1/35	(12)	2,500	2,920
Los Angeles CA Community College District GO	5.000%	8/1/28		6,600	7,480
Los Angeles CA Community College District GO	6.000%	8/1/33		10,000	12,077
Los Angeles CA Community College District GO	5.250%	8/1/39		3,000	3,476
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		2,000	2,267
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	(4)	12,500	12,870
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	2,901
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38		4,000	4,575

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		9,000	10,119
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		5,000	5,611
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		3,500	3,928
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	6,980	7,807
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	7,435	8,316
Los Angeles CA Unified School District GO	5.000%	7/1/17	(Prere.)	27,240	30,467
Los Angeles CA Unified School District GO	5.000%	7/1/25	(3)	10,000	10,309
Los Angeles CA Unified School District GO	5.000%	7/1/26		6,950	8,064
Los Angeles CA Unified School District GO	5.000%	7/1/27		7,295	8,446
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28		11,080	13,175
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31		2,790	3,181
M-S-R California Energy Authority Revenue	6.125%	11/1/29		4,700	5,984
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	6,185	7,322
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30		3,000	3,525
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35		5,000	5,691
Modesto CA Irrigation District COP	5.500%	7/1/35		5,700	6,179
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	16,020	19,393
Mount Diablo CA Unified School District GO	5.000%	8/1/32		2,675	3,105
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,500	4,502
Palomar Pomerado Health California GO	0.000%	8/1/37		5,000	1,697
Palomar Pomerado Health California GO	0.000%	8/1/38	(12)	10,000	10,342
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44		3,000	3,418
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		1,000	1,136
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		5,750	6,834
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		1,385	1,637
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/42		3,250	3,502
Sacramento County CA Airport Revenue	6.000%	7/1/41		10,500	12,046
San Bernardino CA Community College District GO	4.000%	8/1/27		10,000	10,879
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	13,000	17,452
San Diego CA Community College District GO	5.000%	8/1/36		1,500	1,731
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29		5,770	6,763
San Diego CA Unified School District GO	5.500%	7/1/22	(14)	9,160	11,355
San Diego CA Unified School District GO	0.000%	7/1/37		14,000	5,361
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		5,450	6,121
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31		3,000	3,576
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37		1,125	1,312
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26		2,000	2,344
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39		10,000	11,892
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		9,000	10,084
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		5,255	5,971
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	9,250	6,431
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	(14)	5,000	5,167
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43	(15)	5,140	5,611
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33		5,000	5,568
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,340
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,334
San Ramon Valley CA Unified School District GO	4.000%	8/1/29		3,495	3,790
Santa Monica CA Community College District GO	0.000%	8/1/25		5,490	4,057
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15	(4)	960	1,003
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27	(4)	10,000	11,241
Southern California Public Power Authority Revenue	5.000%	7/1/27		5,000	5,897
Southern California Public Power Authority Revenue	5.000%	7/1/29		2,670	3,120
Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	0.040%	11/7/14	LOC	16,600	16,600
State Center California Community College District GO	5.000%	8/1/31	(4)	16,100	17,528
Stockton CA Unified School District GO	5.000%	8/1/42	(4)	4,650	5,177
Twin Rivers CA Unified School District GO	5.000%	8/1/40	(15)	5,000	5,580
Ukiah CA Electric Revenue	6.250%	6/1/18	(14)	3,030	3,317
University of California Revenue	5.250%	5/15/37		3,000	3,545
University of California Revenue	5.000%	5/15/38		20,000	22,799
University of California Revenue	5.250%	5/15/38		10,000	11,782
Ventura County CA Community College District GO	5.500%	8/1/33		12,000	13,813
Victor Valley CA Community College District GO	6.000%	8/1/39		12,000	14,334
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35		8,985	9,848
Washington Township CA Health Care District GO	5.500%	8/1/38		5,125	6,148
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		8,200	9,166
					1,188,447
Colorado (2.2%)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		4,000	4,497
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34		5,000	5,738
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		5,000	5,310

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.050%	11/7/14		8,700	8,700
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44	(4)	4,000	4,481
Denver CO City & County Airport Revenue	5.000%	11/15/43		8,000	8,916
Denver CO City & County COP VRDO	0.070%	11/3/14		17,940	17,940
Denver CO City & County COP VRDO	0.070%	11/3/14		33,080	33,080
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15	(14)	5,795	5,751
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16	(14)	10,185	9,948
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19	(14)	13,000	11,727
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	20,775	16,063
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	9,700	6,730
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	16,500	8,924
Northwest Parkway Public Highway Authority Colorado Revenue	5.800%	6/15/16	(Prere.)	16,000	17,395
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		5,000	5,627
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		14,765	16,537
University of Colorado Enterprise System Revenue	5.750%	6/1/19	(Prere.)	1,000	1,206
					188,570
Connecticut (1.4%)
Connecticut GO	5.000%	11/1/16		2,000	2,182
Connecticut GO	5.000%	12/1/19		8,225	9,711
Connecticut GO	5.000%	6/1/23		5,000	5,985
Connecticut GO	5.000%	10/15/23		2,500	3,008
Connecticut GO	5.000%	10/15/24		5,925	7,103
Connecticut GO	5.000%	4/15/25		10,000	11,802
Connecticut GO	5.000%	4/15/26		5,000	5,868
Connecticut GO	5.000%	10/15/26		4,140	4,891
Connecticut GO	5.000%	11/1/26		3,000	3,517
Connecticut GO	5.000%	3/1/27		3,000	3,525
Connecticut GO	5.000%	10/15/31		1,850	2,136
Connecticut GO	5.000%	6/15/32		8,905	10,506
Connecticut GO	5.000%	6/15/33		6,255	7,339
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/25		1,860	2,200
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/26		1,955	2,298
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/27		1,850	2,164
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32		4,855	5,304
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		3,000	3,288
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31		7,500	8,794
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33		7,000	8,204
Hartford CT GO	5.000%	4/1/24		1,215	1,439
Hartford CT GO	5.000%	4/1/27		1,650	1,906
Hartford CT GO	5.000%	4/1/28		3,565	4,072
					117,242
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32		1,990	2,324
University of Delaware Revenue	5.000%	11/1/33		1,000	1,162
					3,486
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/31		10,000	11,801
District of Columbia Income Tax Revenue	5.000%	12/1/23		4,110	5,079
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36		5,000	5,570
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37		10,000	11,325
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39		13,000	14,711
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		7,500	7,843
					56,329
Florida (8.7%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44		4,250	4,648
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Inc. Project)	6.250%	12/1/16	(14)	5,530	5,783
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics Project)	5.000%	12/1/44		15,000	16,351
Boynton Beach FL Utility System Revenue	5.375%	11/1/15	(14)	2,665	2,779
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/39		7,000	8,144
Broward County FL Airport System Revenue	5.375%	10/1/29		1,500	1,725
Broward County FL Airport System Revenue	5.250%	10/1/38		14,000	15,782
Broward County FL Port Facilities Revenue	6.000%	9/1/25		2,000	2,380
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36		17,500	20,131
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		6,000	6,679
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39		5,000	5,690

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Collier County FL Special Obligation Revenue	5.000%	7/1/34		3,000	3,328
Florida Board of Education Capital Outlay GO	5.000%	6/1/33		3,000	3,444
Florida Board of Education Lottery Revenue	5.000%	7/1/22	(2)	12,995	14,536
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23		3,000	3,917
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34		2,695	3,036
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/35		7,000	7,885
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		8,175	9,273
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21		8,610	9,830
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27		5,000	5,502
Florida Municipal Power Agency Revenue	5.000%	10/1/31		6,075	6,724
Florida Municipal Power Agency Revenue	6.250%	10/1/31		2,000	2,381
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		2,000	2,308
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25		3,000	3,436
Gainesville FL Utilities System Revenue VRDO	0.070%	11/3/14		8,200	8,200
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/38	(4)	3,000	3,263
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	245	257
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15	(Prere.)	185	194
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16	(Prere.)	245	269
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		5,000	5,808
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27		7,085	7,526
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34		12,750	14,297
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19	(ETM)	8,500	9,823
Hillsborough County FL School Board COP	5.000%	7/1/25		2,500	2,875
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	11/7/14		11,300	11,300
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37		4,500	4,922
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33		3,500	3,951
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/27		2,500	2,718
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/37		3,800	4,029
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30		5,000	5,542
Jacksonville FL Transportation Revenue	5.000%	10/1/31		2,000	2,327
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35	(14)	12,480	13,156
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/17	(Prere.)	14,290	16,087
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44		5,000	5,423
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35	(4)	2,000	2,175
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39		2,000	2,144
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21		2,000	2,396
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		3,000	3,454
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		3,000	3,436
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		2,165	2,543
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25		4,720	5,593
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		2,000	2,279
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		14,165	15,869
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		4,270	4,776
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35		5,200	6,002
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41		9,000	10,279
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41		1,775	2,027
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19		2,505	2,671
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/16	(Prere.)	17,240	18,565
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.000%	6/1/28	(14)	2,090	2,147
Miami-Dade County FL School Board COP	5.250%	5/1/19	(12)	5,000	5,660
Miami-Dade County FL School Board COP	5.250%	5/1/29	(12)	5,850	6,500
Miami-Dade County FL School Board COP	5.250%	5/1/30	(12)	10,000	11,076
Miami-Dade County FL School Board COP	5.250%	5/1/31	(12)	8,165	9,034
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		5,150	6,100
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		5,000	5,719
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		10,000	11,213
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		2,500	2,770
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	(10)	5,000	5,280
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		7,000	7,780
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(10)	4,385	4,906
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26	(14)	7,000	7,768
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18	(Prere.)	1,425	1,689
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38		575	636

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		6,940	7,427
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		2,000	2,140
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System)	6.250%	10/1/16	(14)	1,010	1,074
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39		6,500	7,072
Orange County FL School Board COP	5.000%	8/1/23	(14)	5,000	5,503
Orange County FL Tourist Development Revenue	4.750%	10/1/32	(10)	8,500	8,975
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28		2,000	2,263
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28	(4)	5,000	5,669
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30		1,000	1,123
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	(4)	5,340	5,784
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29		3,675	4,161
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33		3,555	4,016
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/39		2,500	2,832
Orlando FL Utility Commission Water & Electric Revenue	5.000%	10/1/15	(Prere.)	2,100	2,193
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39		6,000	3,557
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42		7,540	4,427
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		2,000	2,095
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15	(14)	4,000	4,156
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		1,700	1,876
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38		8,000	8,835
Palm Beach County FL School Board COP	5.000%	8/1/24	(14)	7,135	7,882
Palm Beach County FL School Board COP	5.000%	8/1/27	(14)	2,000	2,193
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28		25,000	28,958
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16	(Prere.)	2,000	2,177
Polk County FL Public Facilities Revenue	5.000%	12/1/15	(Prere.)	17,835	18,762
Port St. Lucie FL Revenue	6.250%	9/1/27	(12)	10,000	11,413
Port St. Lucie FL Utility Revenue	5.000%	9/1/35	(12)	2,000	2,224
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39		10,000	11,162
Sarasota County FL School Board COP	5.375%	7/1/23		3,000	3,477
Sarasota County FL School Board COP	5.500%	7/1/24		2,775	3,215
Seminole County FL School Board COP	5.000%	7/1/22	(4)	1,990	2,139
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19	(14)	510	531
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36		4,400	4,688
South Florida Water Management District COP	5.000%	10/1/36	(2)	10,000	10,647
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/20		5,000	5,564
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/22		5,000	5,551
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	6.000%	8/1/45		5,000	5,623
St. Johns County FL Industrial Development Authority Health Care Revenue
(Vicars Landing Project)	5.000%	2/15/17		705	728
St. Johns County FL Ponte Vedra Utility Systems Revenue	5.000%	10/1/30	(4)	3,650	3,768
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39		2,000	2,379
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37		1,000	1,161
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.250%	7/1/44		3,000	3,278
Sunrise FL Utility System Revenue	5.500%	10/1/18	(ETM)	11,010	12,394
Sunrise FL Utility System Revenue	5.200%	10/1/22	(2)	9,550	10,534
Tallahassee FL Energy System Revenue	5.000%	10/1/37	(14)	2,500	2,729
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34		7,000	7,821
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		1,000	1,139
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28		1,700	1,917
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29		1,950	2,193
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33		7,407	8,236
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30		1,525	1,881
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31		1,600	1,963
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/32		1,750	2,147
					735,798
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		3,360	3,935
Atlanta GA Airport Revenue	5.000%	1/1/33		2,615	2,970
Atlanta GA Airport Revenue	5.000%	1/1/33		5,000	5,678
Atlanta GA Airport Revenue	5.000%	1/1/34		2,750	3,114
Atlanta GA Airport Revenue	5.000%	1/1/34		5,000	5,661
Atlanta GA Airport Revenue	5.000%	1/1/37		6,010	6,751
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15	(4)	8,500	8,950
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	(14)	11,650	11,692
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33		3,000	3,219

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26	(14)	12,000	13,417
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36		3,000	3,472
Georgia GO	5.000%	2/1/22		9,000	11,014
Georgia GO	5.000%	7/1/29		2,000	2,328
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30		4,315	4,993
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39		7,000	7,756
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21		2,815	3,400
Gwinnett County GA School District GO	5.000%	2/1/36		5,000	5,805
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/20		2,900	3,509
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32		4,500	4,912
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35		3,405	3,698
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17		310	334
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20		1,680	1,887
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		10,305	11,933
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25		15,000	18,024
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18		6,840	7,610
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26		7,000	8,091
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		3,000	3,554
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32		1,500	1,714
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15	(ETM)	1,370	1,413
					170,834
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Hawaii Pacific Health Obligated Group)	5.500%	7/1/38		4,360	4,996
Hawaii GO	5.000%	12/1/18		2,000	2,324
Hawaii GO	5.000%	12/1/21		5,150	6,263
Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,655
Hawaii Harbor System Revenue	5.625%	7/1/40		5,000	5,640
Honolulu HI City & County GO	5.250%	4/1/28		8,000	9,250
Honolulu HI City & County GO	5.250%	4/1/30		8,000	9,235
Honolulu HI City & County GO	5.250%	8/1/33		2,000	2,357
Honolulu HI City & County GO	5.250%	8/1/34		3,025	3,551
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36		5,000	5,734
University of Hawaii Revenue	6.000%	10/1/38		2,500	2,974
					57,979
Idaho (0.2%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.050%	11/7/14		3,710	3,710
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33		6,000	6,998
Idaho Housing & Finance Association RAN	5.000%	7/15/22		6,465	7,390
					18,098
Illinois (8.5%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16	(14)	8,500	8,402
Chicago IL Board of Education GO	5.500%	12/1/26	(14)	5,225	5,965
Chicago IL Board of Education GO	5.500%	12/1/39		10,000	10,582
Chicago IL Board of Education GO	5.000%	12/1/42		19,925	19,924
Chicago IL GO	5.600%	1/1/16	(Prere.)	7,010	7,514
Chicago IL GO	5.610%	1/1/16	(Prere.)	3,695	3,961
Chicago IL GO	5.650%	1/1/16	(Prere.)	7,985	8,564
Chicago IL GO	5.530%	1/1/20	(14)	5,000	5,294
Chicago IL GO	5.000%	1/1/21	(4)	3,000	3,017
Chicago IL GO	5.580%	1/1/22	(14)	5,000	5,255
Chicago IL GO	5.600%	1/1/24	(14)	2,480	2,595
Chicago IL GO	5.610%	1/1/25	(14)	1,305	1,365
Chicago IL GO	5.650%	1/1/28	(14)	2,820	2,953
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		7,500	8,552
Chicago IL Midway Airport Revenue	5.000%	1/1/34		3,300	3,702
Chicago IL Midway Airport Revenue	5.000%	1/1/35		7,800	8,710
Chicago IL Midway Airport Revenue	5.000%	1/1/36		2,000	2,232
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	(4)	17,000	18,906
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	(4)	17,600	19,573
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41		3,000	3,649
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43		9,000	10,021
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.200%	11/7/14	(12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36		4,000	4,364
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	27,500	34,114
Chicago IL Sales Tax Revenue	5.000%	1/1/29		4,265	4,600
Chicago IL Sales Tax Revenue	5.250%	1/1/38		2,055	2,239
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		6,400	7,247
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		9,000	9,917
Cook County IL Community College District GO	5.125%	12/1/38		4,250	4,753

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cook County IL Forest Preservation District GO	5.000%	12/15/32		1,000	1,111
Cook County IL Forest Preservation District GO	5.000%	12/15/37		2,500	2,745
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/23		4,695	5,714
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42		16,580	17,868
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34		7,750	8,618
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37		5,000	5,567
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42		17,895	19,768
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		5,000	5,779
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,740
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39		5,000	5,290
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39		4,000	4,431
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36		15,000	17,179
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39		10,000	10,811
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		2,500	2,576
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47		9,670	9,791
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42		2,000	2,149
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33		3,000	3,277
2 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.070%	11/3/14		6,400	6,400
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29		15,000	18,057
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		6,360	7,233
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,440
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		4,600	5,367
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44		16,000	18,517
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35	(4)	5,120	5,742
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30		3,000	3,360
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/18	(Prere.)	10,000	11,695
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/18	(Prere.)	7,750	9,133
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		790	892
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33		10,000	11,639
Illinois GO	5.000%	8/1/20		10,000	11,285
Illinois GO	5.000%	3/1/21		4,000	4,489
Illinois GO	5.000%	8/1/21		7,000	7,875
Illinois GO	5.000%	8/1/23		1,500	1,674
Illinois GO	5.000%	8/1/24		9,000	9,878
Illinois GO	5.000%	2/1/25		2,270	2,513
Illinois GO	5.000%	8/1/25		2,000	2,181
Illinois GO	5.250%	2/1/32		8,075	8,842
Illinois GO	5.250%	2/1/33	(4)	5,200	5,749
Illinois GO	5.500%	7/1/33	(4)	3,350	3,785
Illinois GO	5.250%	2/1/34	(4)	3,125	3,445
Illinois GO	5.000%	5/1/34		2,500	2,676
Illinois GO	5.000%	5/1/36		3,000	3,194
Illinois GO	5.500%	7/1/38		7,500	8,213
Illinois GO	5.000%	5/1/39		5,000	5,283
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20	(2)	15,320	17,705
Illinois Sales Tax Revenue	5.000%	6/15/17		3,000	3,339
Illinois Sports Facility Authority Revenue	5.500%	6/15/15	(Prere.)	2,915	3,040
Illinois Sports Facility Authority Revenue	5.500%	6/15/30	(2)	7,085	7,335
Illinois Toll Highway Authority Revenue	5.000%	7/1/15	(Prere.)	7,095	7,324
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		2,400	2,898
Illinois Toll Highway Authority Revenue	5.000%	1/1/23	(4)	2,600	2,786
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	(4)	3,465	3,709
Illinois Toll Highway Authority Revenue	5.500%	1/1/33		20,000	22,189
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		10,000	11,259
3 Illinois Toll Highway Authority Revenue	5.000%	1/1/36		10,000	11,301
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		10,000	11,170
Illinois Toll Highway Authority Revenue	5.000%	1/1/39		2,000	2,245
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20		5,500	5,531
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25	(14)	10,000	6,834
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34	(14)	4,870	1,989
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44	(4)	10,000	2,432
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50		9,210	9,841
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22		5,000	5,997
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24	(14)	2,715	1,917
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26		2,000	2,295
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42		3,965	4,277

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28		15,000	17,601
Springfield IL Water Revenue	5.000%	3/1/37		8,000	8,857
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31		3,000	3,465
					721,082
Indiana (1.1%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19		2,500	2,944
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39		3,000	3,326
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42		9,000	9,799
Indiana Finance Authority Lease Revenue	5.000%	2/1/21		2,500	3,011
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41		10,000	11,294
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41		6,500	6,999
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37		7,000	7,715
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39		7,000	7,892
2 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.070%	11/3/14		10,400	10,400
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38		10,000	11,406
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29	(4)	5,245	5,994
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36		8,800	10,169
					90,949
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19		3,000	3,205
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22		3,000	3,179
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		15,000	16,143
					22,527
Kansas (0.1%)
Kansas Department of Transportation Highway Revenue VRDO	0.050%	11/7/14		4,300	4,300
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44		2,750	3,062
					7,362
Kentucky (1.0%)
Kentucky Asset/Liability Commission General Fund Revenue	0.561%	11/1/17	(14)	4,625	4,632
Kentucky Asset/Liability Commission General Fund Revenue	0.681%	11/1/21	(14)	23,165	23,589
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24		5,000	5,606
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42		6,225	6,645
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/34		2,000	1,404
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/43		10,000	6,798
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.750%	7/1/49		10,100	11,495
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53		5,000	5,745
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42		13,000	14,849
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35		4,500	4,965
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35		1,600	1,759
					87,487
Louisiana (0.8%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15	(Prere.)	6,880	7,046
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15	(Prere.)	5,000	5,121
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15	(Prere.)	8,065	8,260
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16	(Prere.)	2,500	2,676
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		4,250	4,729
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40		14,000	15,755
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		4,000	4,623
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29		3,000	3,457
Louisiana State University Revenue	5.000%	7/1/24		1,000	1,206
Louisiana State University Revenue	5.000%	7/1/25		505	603
New Orleans LA GO	0.000%	9/1/16	(2)	5,785	5,581
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		4,000	4,300
					63,357

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38		4,000	4,445
Maine Health & Higher Educational Facilities Authority Revenue
(Eastern Maine Medical Center Obligated Group)	5.000%	7/1/33		1,500	1,633
					6,078
Maryland (0.7%)
Anne Arundel County MD GO	5.000%	4/1/20		7,390	8,828
Anne Arundel County MD GO	5.000%	4/1/20		2,640	3,154
Baltimore County MD GO	5.000%	2/1/26		2,800	3,324
Baltimore MD Project Revenue	5.000%	7/1/38		5,000	5,731
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22		4,000	4,773
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/28	(12)	500	523
Maryland GO	5.000%	8/1/15		2,425	2,513
Maryland GO	5.000%	3/1/16		3,720	3,954
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38		10,000	10,944
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22	(14)	10,285	12,518
					56,262
Massachusetts (3.8%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34		2,500	2,848
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	(ETM)	5,440	5,887
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21		6,070	7,508
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29	(14)	3,085	4,042
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.170%	11/7/14		10,307	10,307
Massachusetts College Building Authority Revenue	0.000%	5/1/17	(ETM)	7,460	7,348
Massachusetts College Building Authority Revenue	5.000%	5/1/35		2,500	2,846
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		8,000	8,886
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		8,000	8,837
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35		5,000	5,664
3 Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		5,000	5,481
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40		10,000	11,564
Massachusetts Development Finance Agency Revenue (Harvard University)	5.250%	2/1/34		3,000	3,500
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42		5,000	5,776
Massachusetts GO	5.000%	10/1/16		3,000	3,263
Massachusetts GO	5.000%	10/1/17		3,000	3,381
Massachusetts GO	5.000%	8/1/36		9,855	11,355
Massachusetts GO	4.000%	6/1/43		3,000	3,068
Massachusetts GO VRDO	0.060%	11/3/14		5,300	5,300
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31		8,500	9,198
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36		21,500	25,116
2 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.080%	11/3/14		2,015	2,015
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30	(14)	7,460	7,590
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.060%	11/3/14		4,700	4,700
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	7,755	8,051
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	10,000	10,382
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	2,400	2,492
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	15,485	16,076
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		2,000	2,356
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	(4)	745	770
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		10,100	11,900
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35		3,000	3,524
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27	(14)	7,190	8,977
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/35		4,000	4,612
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22		5,000	6,149
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19	(ETM)	14,540	16,474
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27		3,000	3,514
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	(2)	21,000	22,417
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	(14)	12,000	13,159
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		5,000	5,666
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36		1,000	1,152
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		4,500	5,224
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		10,795	12,206
					320,581
Michigan (1.8%)
Detroit MI GO	5.000%	4/1/15	(12)	2,875	2,902
Detroit MI GO	5.000%	4/1/16	(12)	3,015	3,127
Detroit MI GO	5.000%	4/1/17	(12)	3,170	3,314
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15	(Prere.)	3,970	4,100
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		1,000	1,074

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26	(4)	2,500	2,721
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		17,330	19,272
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	1/15/42		10,805	11,686
Michigan Building Authority Revenue	5.000%	10/15/29		1,375	1,598
Michigan Building Authority Revenue	5.250%	10/15/47		2,000	2,261
Michigan Finance Authority Revenue	5.000%	10/1/39		13,195	14,631
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		5,000	5,443
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		7,500	8,096
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		3,670	3,856
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23		6,785	8,289
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25		1,500	1,807
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26		3,100	3,716
Michigan GO	5.250%	9/15/26	(4)	14,000	15,609
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39		5,000	5,552
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39		9,000	10,350
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24		10,000	11,195
Michigan State University Revenue	5.000%	8/15/26		1,165	1,397
Michigan State University Revenue	5.000%	8/15/27		1,000	1,193
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/39		8,000	9,123
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	(15)	3,000	3,404
					155,716
Minnesota (0.5%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32		4,250	5,022
Minnesota COP	5.000%	6/1/31		3,730	4,398
Minnesota GO	5.000%	10/1/16	(ETM)	25	27
Minnesota GO	5.000%	10/1/16		2,825	3,075
Minnesota GO	5.000%	8/1/23		3,180	3,947
Minnesota GO	5.000%	8/1/32		10,000	12,064
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/17		1,940	2,157
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/19		2,100	2,415
University of Minnesota Revenue	5.125%	4/1/34		1,250	1,422
University of Minnesota Revenue	5.000%	8/1/35		10,300	11,774
					46,301
Mississippi (0.4%)
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38		2,500	2,886
S.M. Educational Building Corp. Mississippi Revenue
(Residence Hall Construction & Refunding Project)	5.000%	3/1/43		14,490	15,906
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32		10,000	11,402
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		4,750	5,314
					35,508
Missouri (1.1%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/44		4,670	5,205
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24		1,500	1,775
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33		5,000	5,384
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39		3,150	3,468
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35		7,685	7,837
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33		3,500	3,864
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15	(14)	1,415	1,436
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37		14,950	16,997
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39		8,000	8,945
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.080%	11/3/14		7,900	7,900
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25		16,900	21,162
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/16	(Prere.)	5,000	5,313
					89,286
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/23		3,575	3,697

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,747
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29		2,000	2,253
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39	(13)	3,000	3,424
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39		5,000	5,601
University of Nebraska Student Fee Revenue	5.000%	7/1/37		5,000	5,623
					22,648
Nevada (1.1%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	5,730
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.060%	11/7/14	LOC	20,000	20,000
Clark County NV School District GO	5.000%	12/15/14	(Prere.)	12,590	12,665

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31		11,710	12,460
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27		1,050	1,229
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29		7,470	8,697
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30		7,845	9,110
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31		2,125	2,336
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23	(4)	5,000	5,675
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25	(4)	10,255	11,601
					89,503
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38		2,400	2,782
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34		1,375	1,451
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42		7,955	8,325
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38		8,000	9,328
					21,886
New Jersey (4.1%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,730
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15	(ETM)	10,820	11,314
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/15	(Prere.)	6,515	6,619
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	10,000	11,664
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		3,000	3,334
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	10,000	11,949
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	9,000	11,128
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		20,000	21,999
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15	(Prere.)	22,000	22,882
New Jersey Economic Development Authority Revenue
(Trustees of the Lawrenceville School Project) VRDO	0.070%	11/3/14		2,100	2,100
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31		3,000	3,374
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	7,250	9,330
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29		7,335	8,293
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.060%	11/7/14	LOC	4,300	4,300
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		8,190	9,301
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.060%	11/3/14	LOC	3,600	3,600
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		2,050	2,160
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38		545	567
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	36,000	42,748
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22		5,000	5,807
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	8,500	9,907
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		5,180	6,065
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	15,000	9,860
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		2,000	2,272
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		15,000	8,541
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28		12,000	13,481
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		16,000	8,629
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29		1,925	2,129
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35		2,000	2,444
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38	(12)	8,000	9,173
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/39		5,300	6,019
New Jersey Turnpike Authority Revenue	6.500%	1/1/16	(ETM)	270	290
New Jersey Turnpike Authority Revenue	6.500%	1/1/16	(ETM)	1,375	1,400
New Jersey Turnpike Authority Revenue	6.500%	1/1/16	(14)(ETM)	270	290
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		10,000	11,434
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		4,550	5,219
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		13,295	15,172
New Jersey Turnpike Authority Revenue	0.000%	1/1/35	(2)	34,500	35,913
					346,437
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39		6,500	7,132
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42		14,820	16,253
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.070%	11/7/14		13,500	13,500
					36,885

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York (15.6%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43		6,000	6,807
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/22		2,000	2,399
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24		8,120	9,703
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25		6,710	7,962
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		28,730	33,079
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33		3,000	3,523
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32		3,000	3,264
New York City NY GO	5.000%	8/1/17	(Prere.)	780	874
New York City NY GO	5.000%	8/1/21		6,000	7,078
New York City NY GO	5.000%	8/1/22		10,000	12,013
New York City NY GO	5.000%	4/1/23		10,855	12,953
New York City NY GO	5.000%	8/1/23		9,550	11,447
New York City NY GO	5.000%	8/1/23		5,000	6,025
New York City NY GO	5.125%	12/1/23		12,875	14,463
New York City NY GO	5.000%	8/1/24		10,195	12,208
New York City NY GO	5.000%	8/1/24		4,665	5,561
New York City NY GO	5.000%	8/1/24		4,220	4,673
New York City NY GO	5.000%	8/1/25		9,160	10,858
New York City NY GO	5.000%	8/1/25		5,000	5,927
New York City NY GO	5.000%	8/1/25		5,000	5,759
New York City NY GO	5.000%	8/1/27		7,000	8,028
New York City NY GO	5.000%	8/1/31		5,000	5,799
New York City NY GO	5.000%	3/1/32		5,000	5,752
New York City NY GO	5.000%	8/1/32		14,000	16,134
New York City NY GO	5.000%	10/1/32		5,260	6,024
New York City NY GO	5.000%	8/1/35		1,500	1,701
New York City NY GO VRDO	0.070%	11/3/14		5,600	5,600
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		6,000	6,660
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.050%	11/7/14	LOC	2,900	2,900
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20	(12)	8,400	7,500
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22	(12)	4,585	3,807
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24	(12)	9,670	7,325
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28		2,000	2,325
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		10,000	11,404
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		15,000	16,719
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		6,580	7,523
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32		7,500	8,684
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		9,000	10,380
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,500	4,007
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		4,150	4,817
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		7,500	8,430
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		15,000	17,368
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43		10,000	10,991
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		21,000	24,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43		4,110	4,839
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		9,065	10,018
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		13,775	15,132
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		1,000	1,104
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		6,320	6,998
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		8,600	8,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	11/3/14		9,800	9,800
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28		12,000	13,284
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,000	5,742
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		800	917
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		16,000	18,211
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,675
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		10,000	11,330
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		2,750	3,154
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17	(Prere.)	5	6
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18		3,000	3,473
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	(Prere.)	865	1,015
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		2,000	2,416
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		15,000	17,752
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30		11,775	12,814
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33		2,500	2,861

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		5,000	5,675
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		6,135	6,900
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		10,940	12,382
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		10,000	11,516
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37		9,000	10,327
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		7,135	8,235
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39		15,875	18,219
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42		4,500	5,008
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.070%	11/3/14		4,395	4,395
New York Liberty Development Corp. Revenue	5.000%	11/15/31		3,000	3,364
New York Liberty Development Corp. Revenue	5.000%	12/15/41		12,100	13,583
New York Liberty Development Corp. Revenue	5.125%	1/15/44		5,000	5,544
New York Liberty Development Corp. Revenue	5.000%	11/15/44		7,550	8,370
New York Liberty Development Corp. Revenue	5.750%	11/15/51		13,000	15,128
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		6,800	7,595
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,525	2,815
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		5,000	5,728
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		6,000	6,966
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		4,750	5,490
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		6,500	7,513
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		2,000	2,295
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		6,000	6,966
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		11,935	13,548
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		4,500	5,142
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,400	6,100
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37		11,105	12,766
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		8,550	9,489
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		5,000	5,549
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40		7,500	8,364
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34		3,750	4,239
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		5,000	6,002
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		3,000	3,601
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28		10,250	12,157
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28		2,000	2,375
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25		5,575	6,638
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25		7,000	8,339
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26		2,570	3,031
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26		9,885	11,665
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31		3,000	3,403
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		10,000	11,154
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41		8,000	9,048
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40		8,700	9,728
New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/37		1,000	1,147
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19	(ETM)	10	12
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27	(14)	10,000	12,539
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		2,300	2,609
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19		9,765	11,451
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20		10,000	11,724
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	(ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		5,000	5,458
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		4,750	5,415
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		26,300	30,705
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,730	11,153
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/31		2,000	2,322
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	11,392
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		22,000	25,171
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		5,000	5,076
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		2,250	2,521
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		7,500	8,585
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42		26,565	29,516
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	4,000	4,822
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	(4)	7,240	8,671
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26		2,000	2,376
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50		5,000	5,833
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		5,860	6,945
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		3,500	4,025
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43		5,000	5,708
New York State GO	5.000%	2/1/30		3,385	3,886
New York State GO	5.000%	2/15/30		4,000	4,659

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
3 New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44		30,000	30,140
New York State Thruway Authority Revenue	5.000%	1/1/26		10,000	11,910
New York State Thruway Authority Revenue	5.000%	1/1/37		7,000	7,810
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		5,000	5,693
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		5,000	5,732
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		6,265	7,142
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30		8,000	9,320
New York State Urban Development Corp. Revenue	5.000%	1/1/23		7,785	8,775
New York State Urban Development Corp. Revenue	5.625%	1/1/28		7,385	8,588
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21		10,000	11,823
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		10,000	11,559
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		11,170	12,884
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	11,495
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		3,905	4,606
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		6,100	7,172
Port Authority of New York & New Jersey Revenue	5.000%	9/1/35		7,000	8,184
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		2,250	2,616
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		10,000	11,590
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37		10,000	11,392
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21	(ETM)	6,565	7,996
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38		12,500	14,018
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30		8,750	10,430
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		5,600	6,551
					1,313,700
North Carolina (0.5%)
Charlotte NC Airport Revenue	5.000%	7/1/26		2,205	2,521
Charlotte NC Airport Revenue	5.000%	7/1/36		2,000	2,227
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33		5,000	5,756
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23		5,010	5,631
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26		5,000	5,689
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26		3,000	3,474
North Carolina GO	5.000%	5/1/20		5,000	5,989
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36		500	551
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29		3,000	3,414
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20		4,000	4,469
					39,721
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27		10,000	11,478
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		1,300	1,421
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25		4,000	4,597
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34		4,500	3,544
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47		5,000	3,950
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		5,465	6,419
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,557
Columbus OH GO	5.000%	2/15/22		7,380	8,991
Franklin County OH GO	5.000%	12/1/15		2,000	2,104
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.040%	11/7/14		2,700	2,700
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27		3,250	3,744
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28		6,000	6,904
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		5,270	5,927
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41		3,220	3,845
Middletown OH City School District GO	5.000%	12/1/25	(4)	4,715	5,147
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/24		1,000	1,190
Ohio GO	5.000%	5/1/15	(Prere.)	4,450	4,558
Ohio GO	5.000%	2/1/29		3,000	3,520
Ohio GO VRDO	0.030%	11/7/14		6,900	6,900
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	0.520%	1/1/18		2,250	2,248
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.060%	11/3/14		3,200	3,200
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39		10,000	11,277
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		7,750	8,311
Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28		160	160
Ohio State University General Receipts Revenue	5.000%	6/1/38		7,000	7,939
Ohio State University General Receipts Revenue VRDO	0.030%	11/7/14		6,400	6,400
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38		3,500	3,819
					135,850

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28		775	904

Oregon (0.4%)
Oregon Department of Administrative Services COP	5.000%	5/1/27		6,755	7,692
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/22		4,000	4,878
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30		4,000	4,726
Oregon GO (Oregon University System Projects)	5.000%	8/1/36		2,000	2,257
Oregon Health & Science University Revenue	5.000%	7/1/27		2,150	2,500
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22		12,380	12,428
					34,481
Pennsylvania (4.1%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29		8,000	9,550
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		3,000	3,282
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/36		8,000	8,866
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31		4,920	4,942
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.040%	11/7/14	LOC	2,800	2,800
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42		4,325	4,781
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27		3,095	3,766
Montgomery County PA GO VRDO	0.070%	11/3/14		4,900	4,900
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35		3,000	3,508
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40		2,390	2,769
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35		2,500	2,741
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40		3,500	3,815
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16	(ETM)	2,990	3,219
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30		13,955	16,247
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34		5,000	5,695
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38		12,000	13,459
Pennsylvania GO	5.000%	3/1/15		2,065	2,099
Pennsylvania GO	5.000%	4/1/24		3,000	3,606
Pennsylvania GO	5.000%	6/1/27		4,890	5,726
Pennsylvania GO	5.000%	10/15/32		15,000	17,379
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38		4,500	5,219
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,000	1,137
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		5,160	5,487
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27		1,120	1,285
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,100	3,536
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		3,000	3,409
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		1,500	1,698
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		1,500	1,686
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42		4,790	4,993
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31	(4)	15,000	15,986
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25		3,410	4,028
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26		3,820	4,466
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28		9,015	10,787
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31		7,255	8,637
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42		1,000	1,097
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		5,000	5,483
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		6,000	6,721
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33		5,000	5,577
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34		3,500	2,719
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36		4,000	4,382
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36		6,000	7,251
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37		6,000	4,574
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38	(12)	3,135	3,596
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		20,990	22,688
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39		2,000	2,278
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		12,000	13,361
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.070%	11/3/14		2,835	2,835
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26		3,000	3,154
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30		5,000	5,124
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42		3,000	3,161
Philadelphia PA School District GO	6.000%	9/1/18	(Prere.)	100	119
Philadelphia PA School District GO	6.000%	9/1/38		6,900	7,819

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.170%	11/7/14	(4)	32,385	32,385
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/30		5,000	5,793
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31		3,000	3,359
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37		4,210	4,637
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40		3,500	3,756
					347,373
Puerto Rico (0.5%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	2,930	2,956
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30	(14)	5,000	4,819
Puerto Rico GO	6.000%	7/1/27	(14)	6,500	6,602
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37		7,475	1,137
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38		15,875	2,246
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39		15,010	1,993
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39		11,765	8,646
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40		12,885	9,841
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40		4,000	3,160
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/42	(14)	5,170	859
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43		3,005	2,076
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44	(14)	10,000	1,462
					45,797
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29		7,355	8,803
Rhode Island & Providence Plantations GO	5.500%	8/1/31		2,520	2,985
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23	(4)	1,665	1,835
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24	(4)	2,575	2,839
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40		1,380	1,451
					17,913
South Carolina (1.7%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43		5,000	5,505
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/14	(Prere.)	5,000	5,020
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15	(Prere.)	11,800	12,441
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16	(Prere.)	10,580	11,582
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16	(Prere.)	7,000	7,663
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/24		3,000	3,670
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26		10,000	12,043
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/29		2,500	3,012
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/30		2,500	3,005
Greenville County SC School District GO	5.000%	12/1/27		6,700	7,263
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15	(ETM)	2,035	2,057
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	11,500
South Carolina Educational Facilities Authority Revenue (Furman University) VRDO	0.090%	11/3/14		7,150	7,150
South Carolina Public Service Authority Revenue	5.000%	12/1/36		6,415	7,273
South Carolina Public Service Authority Revenue	5.500%	1/1/38		10,000	11,388
South Carolina Public Service Authority Revenue	5.000%	12/1/38		10,000	11,166
South Carolina Public Service Authority Revenue	5.250%	1/1/39		6,000	6,742
South Carolina Public Service Authority Revenue	5.500%	12/1/54		10,000	11,389
University of South Carolina Higher Education Revenue	5.250%	6/1/38	(4)	5,610	6,248
					146,117
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,045	11,089
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/44		3,775	3,672
					14,761
Tennessee (1.1%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45		14,005	15,807
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27	(4)	350	390
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.070%	11/3/14	(4)	1,200	1,200
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19		600	668
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		360	403
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		740	846
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		990	1,155

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		9,645	11,075
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		3,710	4,366
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		6,175	7,275
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		2,160	2,551
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		19,950	22,953
Tennessee GO	5.000%	10/1/16		2,000	2,177
Tennessee GO	5.000%	9/1/28		5,750	7,052
Tennessee GO	5.000%	9/1/29		2,500	3,054
Tennessee GO	5.000%	9/1/32		650	784
Tennessee GO	5.000%	9/1/33		1,000	1,199
Tennessee GO	5.000%	9/1/34		700	837
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37		1,690	1,889
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38		4,205	4,631
					90,312
Texas (7.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17	(14)	4,900	4,783
Austin TX GO	5.000%	9/1/32		1,300	1,550
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25		5,000	6,005
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25		3,000	3,564
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31		4,260	4,920
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/41		2,000	2,355
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46		1,000	1,165
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,000	3,420
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29	(2)	5,000	5,375
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/43		1,760	1,986
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27	(12)	5,000	5,455
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28	(12)	2,125	2,295
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31		5,800	6,714
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33		8,000	9,179
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37		5,000	5,553
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		6,410	7,118
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/23		1,000	1,193
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35		21,495	15,991
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36		8,475	6,296
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		12,000	13,394
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/35		8,000	8,803
Harris County TX GO	0.000%	10/1/15	(14)	17,545	17,501
Harris County TX GO	5.000%	10/1/32		5,385	6,451
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/18	(Prere.)	3,250	4,050
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.070%	11/3/14		23,000	23,000
Harris County TX Hospital District Revenue	5.125%	2/15/32	(14)	10,000	10,418
Harris County TX Hospital District Revenue	5.250%	2/15/37	(14)	10,190	10,608
Harris County TX Toll Road Revenue	5.000%	8/15/22		2,000	2,294
Houston TX Airport System Revenue	5.000%	7/1/32		3,000	3,412
Houston TX Airport System Revenue	5.500%	7/1/39		5,000	5,661
Houston TX Community College System GO	5.000%	2/15/36		10,000	11,383
Houston TX GO	5.000%	3/1/25		3,335	4,074
Houston TX Utility System Revenue	5.250%	11/15/31		5,000	5,911
Laredo TX Community College District GO	5.000%	8/1/23		1,250	1,516
Laredo TX Community College District GO	5.000%	8/1/24		1,715	2,100
Laredo TX Community College District GO	5.000%	8/1/30		2,000	2,360
Laredo TX Community College District GO	5.000%	8/1/32		1,250	1,465
Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,744
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15	(Prere.)	3,055	3,083
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16	(4)	5,905	5,933
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	20	24
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	205	245
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26		3,000	3,492
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		5,000	5,513
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39		4,760	5,308
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		5,000	5,401
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29		7,500	8,626
Montgomery County TX GO	5.125%	3/1/31		4,000	4,526
Montgomery County TX GO	5.250%	3/1/32		5,000	5,705
New Hope TX Cultural Education Facilities First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48		10,350	11,224

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	6.250%	2/1/23		10,000	11,298
North Texas Tollway Authority System Revenue	5.000%	9/1/30		9,000	10,332
North Texas Tollway Authority System Revenue	6.125%	1/1/31		4,000	4,208
North Texas Tollway Authority System Revenue	5.000%	9/1/31		2,000	2,287
North Texas Tollway Authority System Revenue	5.000%	1/1/33		13,675	15,101
North Texas Tollway Authority System Revenue	5.000%	1/1/34		14,355	15,804
North Texas Tollway Authority System Revenue	6.000%	1/1/38		12,500	14,627
North Texas Tollway Authority System Revenue	6.250%	1/1/39		6,000	6,978
North Texas Tollway Authority System Revenue	6.000%	9/1/41		2,500	3,048
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17	(4)	4,695	4,714
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22	(4)	7,110	7,137
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/23		1,000	1,175
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/24		4,325	5,045
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/25		4,520	5,233
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/26		2,250	2,582
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/27		1,845	2,107
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.035%	10/1/20		2,630	2,614
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		5,380	6,361
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		6,155	7,352
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38		6,500	7,307
San Antonio TX GO	5.000%	2/1/25		2,250	2,769
San Antonio TX Water Revenue	5.000%	5/15/26		2,000	2,378
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28		3,000	3,386
Texas GO	5.750%	8/1/32		10,380	10,425
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17		7,360	8,024
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19		600	687
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		550	634
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,335	1,561
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		6,545	7,703
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		7,500	8,385
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		1,855	2,193
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		2,700	3,008
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		1,155	1,370
Texas Municipal Power Agency Revenue	0.000%	9/1/15	(14)	33,070	32,974
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		4,000	4,892
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		9,000	10,656
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		29,730	35,857
Texas State University System Financing System Revenue	5.000%	3/15/38		3,300	3,757
Texas State University System Financing System Revenue	5.000%	3/15/42		2,000	2,201
Texas TRAN	1.500%	8/31/15		30,000	30,339
Texas Transportation Commission Revenue	5.000%	8/15/41		3,765	4,059
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(2)	10,000	6,627
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(2)	30,005	17,355
University of Houston Texas Revenue	5.000%	2/15/43		7,485	8,470
					635,180
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30		4,500	5,140
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29		2,500	2,817
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30		4,180	4,688
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31		3,110	3,472
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32		1,855	2,066
Utah Water Finance Agency Revenue VRDO	0.070%	11/7/14		9,830	9,830
					28,013
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25		2,665	2,940
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29		2,000	2,204
					5,144

Virginia (1.6%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32		1,800	2,139
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34		1,145	1,349
Fairfax County VA Economic Development Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36		1,000	1,115
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35		10,000	11,358

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42	(12)	3,500	3,936
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28		1,640	1,853
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	10,000	10,316
University of Virginia Revenue	5.000%	6/1/32		1,000	1,184
University of Virginia Revenue	5.000%	6/1/37		8,000	9,308
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26		12,455	13,600
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30		28,875	33,484
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32		17,375	20,148
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33		4,000	4,608
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27		8,335	9,141
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28		8,675	9,434
					132,973
Washington (2.2%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17	(14)	11,685	11,363
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18	(14)	10,000	9,553
King County WA Sewer Revenue	5.750%	1/1/43		7,170	8,043
Port of Seattle WA Revenue	5.000%	8/1/29		10,500	12,162
Port of Seattle WA Revenue	5.000%	6/1/30		2,000	2,273
Port of Seattle WA Revenue	5.000%	8/1/32		3,000	3,448
Port of Seattle WA Revenue	5.000%	8/1/33		2,000	2,291
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33		2,000	2,280
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/29		10,125	11,067
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		9,065	9,835
University of Washington Revenue	5.000%	7/1/34		2,000	2,296
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/21		1,315	1,580
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/22		1,500	1,813
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/23		1,800	2,190
Washington GO	6.750%	2/1/15		785	798
Washington GO	5.000%	7/1/24		20,000	24,793
Washington GO	5.000%	2/1/35		10,000	11,343
Washington GO	5.000%	8/1/35		2,000	2,286
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31	(4)	5,000	5,441
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34	(4)	6,000	6,502
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43	(12)	5,490	6,011
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44		5,000	5,394
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		7,500	8,465
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38		12,000	13,878
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40		2,215	2,432
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21	(Prere.)	6,500	8,408
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39		9,055	9,934
					185,879
West Virginia (0.5%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co.–Amos Project)	5.375%	12/1/38		2,500	2,753
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		6,500	7,136
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44		20,000	22,863
West Virginia University Revenue	5.000%	10/1/36		5,985	6,760
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/30		3,000	3,542
					43,054
Wisconsin (1.2%)
Wisconsin GO	5.000%	11/1/20		2,500	3,000
Wisconsin GO	6.000%	5/1/36		10,000	11,863
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital)	5.750%	11/15/30		7,500	8,694
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34		6,785	7,590
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30		6,150	6,926
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39		12,110	13,448
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42		20,690	22,759
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29		1,700	1,948
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		3,260	3,729
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32		2,950	3,285
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/24		3,000	3,601
Wisconsin Transportation Revenue	4.500%	7/1/15	(Prere.)	11,470	11,802
Wisconsin Transportation Revenue	5.000%	7/1/31		2,815	3,282
					101,927

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wyoming (0.2%)
Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.060%	11/3/14	18,400	18,400
Total Tax-Exempt Municipal Bonds (Cost $7,667,482)				8,311,621

			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
4 Vanguard Municipal Cash Management Fund (Cost $96,514)	0.047%		96,514,000	96,514
Total Investments (99.7%) (Cost $7,763,996)				8,408,135
Other Assets and Liabilities (0.3%)
Other Assets				126,543
Liabilities				(97,602)
				28,941
Net Assets (100%)				8,437,076

At October 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,796,042
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(3,105)
Unrealized Appreciation (Depreciation)				644,139
Net Assets				8,437,076

Investor Shares—Net Assets
Applicable to 81,650,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				957,556
Net Asset Value Per Share—Investor Shares				$11.73

Admiral Shares—Net Assets
Applicable to 637,778,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				7,479,520
Net Asset Value Per Share—Admiral Shares				$11.73

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $39,322,000, representing 0.5% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (1.0%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40		3,000	3,510
Birmingham AL GO	0.000%	3/1/37		2,500	2,464
Butler AL Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project)	5.750%	9/1/28		1,350	1,354
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25		5,000	5,049
Jefferson County AL Sewer Revenue	0.000%	10/1/38	(4)	7,500	5,057
Jefferson County AL Sewer Revenue	7.000%	10/1/51		29,000	34,017
Jefferson County AL Sewer Revenue	6.500%	10/1/53		15,000	16,777
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17		6,300	6,438
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		4,000	4,448
					79,114
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,105	6,913
1 Anchorage AK Electric Utility Revenue	5.000%	12/1/35		5,000	5,683
1 Anchorage AK Electric Utility Revenue	5.000%	12/1/36		5,000	5,669
					18,265
Arizona (1.4%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37		7,000	6,712
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30		3,250	3,592
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33		1,700	1,865
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34		8,250	9,025
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/42		2,500	2,684
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.050%	11/7/14	LOC	15,100	15,100
Arizona Transportation Board Highway Revenue	5.000%	7/1/33		8,790	10,142
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35		12,500	13,729
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33		10,175	11,434
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29		3,000	3,064
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		8,545	10,175
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		17,105	20,344
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39		2,500	2,922
					110,788
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15	(ETM)	780	813

California (14.4%)
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Lakeside Village Apartments) VRDO	0.050%	11/7/14	LOC	6,700	6,700
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/24	(2)	5,250	5,671
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	1,000	486
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16	(Prere.)	2,500	2,667
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/48		2,500	2,835
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.950%	5/1/23		10,000	10,022
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.150%	4/1/24		10,000	10,202
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		5,375	6,112
California GO	5.500%	4/1/18		15,000	17,352
California GO	5.000%	10/1/20		15,840	18,962
California GO	5.000%	11/1/21		13,845	15,499
California GO	5.250%	9/1/24		6,500	7,871
California GO	5.000%	10/1/25		4,000	4,520
California GO	5.000%	9/1/29		4,565	5,296
California GO	5.000%	10/1/29		9,300	10,341
California GO	5.000%	10/1/30		12,600	14,926
California GO	5.000%	10/1/31		5,000	5,894
California GO	6.000%	3/1/33		3,000	3,679
California GO	5.125%	4/1/33		15,000	16,703
California GO	6.500%	4/1/33		34,000	41,597
California GO	5.000%	9/1/36		3,250	3,713
California GO	5.000%	2/1/38		6,375	7,186
California GO	5.250%	3/1/38		5,000	5,561
California GO	5.500%	11/1/39		10,000	11,554
California GO	6.000%	11/1/39		5,000	6,091
California GO	5.000%	2/1/43		2,750	3,072
California GO	5.000%	11/1/43		12,500	14,081
California GO VRDO	0.040%	11/7/14	LOC	16,300	16,300
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39		4,500	5,222
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39		7,500	8,768
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29		5,650	6,136
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39		7,000	8,150

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42		12,000	14,509
3 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.070%	11/3/14	(ETM)	15,240	15,240
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.000%	2/1/15	(Prere.)	10,000	10,147
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34		13,770	15,343
California Infrastructure & Economic Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.080%	11/3/14	LOC	1,800	1,800
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40		3,585	4,190
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.450%	2/2/15		18,000	17,999
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17		12,155	13,265
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.400%	4/1/25		3,000	3,076
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21		7,675	7,885
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22		5,000	5,136
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23		2,870	2,948
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26		8,795	10,319
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		3,600	4,209
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		7,380	8,322
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	10,000	12,274
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		9,035	10,298
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38		5,415	6,077
California State University Revenue Systemwide	5.000%	11/1/34		5,000	5,868
California State University Revenue Systemwide	5.250%	11/1/34		9,275	10,634
California State University Revenue Systemwide	5.000%	11/1/35		4,300	5,022
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		18,930	20,877
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC–UCI East Campus Apartments Phase II)	5.750%	5/15/32		8,000	8,841
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32		1,125	1,258
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35		585	645
3 Foothill-De Anza CA Community College District GO TOB VRDO	0.050%	11/7/14	LOC	20,000	20,000
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42		6,000	3,833
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		8,730	10,322
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		18,000	20,674
Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37		7,000	5,533
Golden State Tobacco Securitization Corp. California Revenue	5.125%	6/1/47		6,100	4,530
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47		14,245	11,571
Grossmont CA Healthcare District GO	5.000%	7/15/37	(2)	4,000	4,359
Grossmont CA Healthcare District GO	6.125%	7/15/40		5,000	6,199
Kern County CA GO	5.750%	8/1/35	(12)	4,500	5,180
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28		2,805	3,156
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29		2,825	3,167
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32		3,500	3,865
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35		2,350	2,583
Los Angeles CA Community College District GO	5.000%	8/1/24		3,430	3,946
Los Angeles CA Community College District GO	5.000%	8/1/25		4,120	4,728
Los Angeles CA Community College District GO	5.000%	8/1/27		6,215	7,091
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30		15,000	16,733
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32		5,000	5,712
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/15	(Prere.)	8,000	8,257
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32		4,000	4,377
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27		7,780	9,269
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33		2,500	2,840
Merced CA Irrigation District Electric System Revenue	5.000%	9/1/26	(10)	6,000	6,085
Modesto CA Irrigation District COP	5.500%	7/1/35		11,300	12,249
Northstar Community Services District California Community Facilities
District No. 1 Special Tax Revenue	5.000%	9/1/37		10,000	10,017
Oakland CA Unified School District GO	6.125%	8/1/29		4,000	4,595
Oakland CA Unified School District GO	5.500%	8/1/32		3,000	3,374
Oakland CA Unified School District GO	6.625%	8/1/38		4,000	4,960
Palo Alto CA Unified School District GO	0.000%	8/1/30		21,100	12,640
Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	8,805	3,893
Palomar Pomerado Health California GO	0.000%	8/1/38	(12)	10,740	11,108
Port of Oakland CA Revenue	5.000%	5/1/22		4,290	4,992
Port of Oakland CA Revenue	5.000%	5/1/23		5,890	6,793
Port of Oakland CA Revenue	5.000%	5/1/28		10,000	11,327
Port of Oakland CA Revenue	5.000%	5/1/29		2,250	2,517
Port of Oakland CA Revenue	5.000%	5/1/29		10,000	11,306

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Port of Oakland CA Revenue	5.125%	5/1/30		2,000	2,241
Port of Oakland CA Revenue	5.125%	5/1/31		2,000	2,227
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27		1,000	1,041
Riverside CA Electric Revenue VRDO	0.040%	11/7/14	LOC	20,000	20,000
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		7,000	1,629
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/37		11,000	11,861
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21		425	480
Sacramento County CA Airport Revenue	6.000%	7/1/41		9,500	10,899
San Bernardino CA City Unified School District GO	5.000%	8/1/26	(4)	1,310	1,531
San Bernardino CA City Unified School District GO	5.000%	8/1/28	(4)	1,500	1,736
San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	14,868
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	33,858
San Diego CA Community College District GO	5.250%	8/1/33		5,500	6,369
San Diego CA Unified School District GO	5.500%	7/1/21	(14)	12,725	15,621
San Diego CA Unified School District GO	0.000%	7/1/30		15,000	8,266
3 San Diego County CA Water Authority Revenue COP TOB VRDO	0.060%	11/7/14		6,310	6,310
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19		20,565	23,712
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20		26,405	30,324
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		5,000	5,599
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		2,095	2,337
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33		10,000	11,459
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39		2,500	2,782
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39		2,130	2,533
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40		5,000	5,555
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39		2,240	2,396
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44		2,500	2,667
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/39		2,000	2,327
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	8/1/41		1,500	1,836
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25		1,600	1,809
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26		1,250	1,408
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28		1,510	1,685
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30		1,000	1,109
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33		1,335	1,468
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	2,000	1,451
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	15,900	11,055
San Jose CA Airport Revenue	5.000%	3/1/25		3,600	4,209
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17	(14)	2,420	2,428
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18	(14)	780	783
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19	(2)	1,700	1,832
San Marcos CA Public Facilities Authority Tax Allocation Revenue
(Project Areas No. 2 & No. 3 Financing Project)	5.000%	8/1/35	(2)	5,385	5,430
San Marcos CA Unified School District GO	5.000%	8/1/34		7,000	7,863
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42		2,000	2,167
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27	(4)	10,000	11,241
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20		1,700	1,951
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40		6,200	7,298
Sweetwater CA Unified School District GO	5.000%	8/1/26	(15)	6,465	7,604
Turlock CA Irrigation District Revenue	5.000%	1/1/35		6,385	6,976
Ukiah CA Unified School District GO	0.000%	8/1/31	(10)	9,245	4,380
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/31		1,750	2,035
Victor Valley CA Community College District GO	6.000%	8/1/39		8,000	9,556
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35		10,000	10,960
West Contra Costa CA Unified School District GO	6.000%	8/1/27		3,000	4,007
West Contra Costa CA Unified School District GO	5.000%	8/1/34		5,375	6,122
West Contra Costa CA Unified School District GO	5.000%	8/1/35		2,650	3,006
Westlands CA Water District Revenue	5.000%	9/1/29	(4)	1,805	2,067
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		18,865	21,086
					1,168,582

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado (2.0%)
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25		11,725	12,017
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		3,250	3,452
Denver CO City & County Airport Revenue	5.000%	11/15/15		10,000	10,502
Denver CO City & County Airport Revenue	5.250%	11/15/36		7,500	8,529
Denver CO City & County Airport Revenue	5.250%	11/15/43		8,000	8,822
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39		548	578
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15	(14)	5,000	4,962
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18	(14)	5,000	4,647
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	29,225	21,375
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	14,900	10,337
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	21,600	12,269
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	10,025	5,422
Northwest Parkway Public Highway Authority Colorado Revenue	5.800%	6/15/16	(Prere.)	10,000	10,872
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17		1,000	1,051
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18		1,375	1,461
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		1,000	1,074
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,000	1,074
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		500	538
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		6,000	6,753
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		14,765	16,537
University of Colorado Hospital Authority Revenue	5.000%	11/15/36		8,000	8,799
University of Colorado Hospital Authority Revenue	5.000%	11/15/42		12,500	13,567
					164,638
Connecticut (0.6%)
Connecticut GO	5.000%	12/1/15		1,200	1,263
2 Connecticut GO	0.640%	8/15/16		2,000	2,013
Connecticut GO	5.000%	11/1/16		6,000	6,545
Connecticut GO	5.000%	11/1/16		8,100	8,835
Connecticut GO	5.000%	12/15/16		8,000	8,766
Connecticut GO	5.000%	6/15/21		10,025	12,046
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		3,250	3,541
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37		6,500	7,091
					50,100
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36		3,890	4,330
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38		585	589
					4,919
District of Columbia (0.5%)
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45		6,000	6,174
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39		10,000	11,316
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25		10,000	11,550
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30		4,000	4,604
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44		2,500	2,765
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		7,500	7,843
					44,252
Florida (5.5%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/44		25,000	27,252
Broward County FL Airport System Revenue	5.000%	10/1/37		6,180	6,691
Broward County FL School Board COP	5.000%	7/1/20	(4)	5,935	6,357
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17		5,000	5,566
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20		8,450	9,885
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21		1,670	1,795
Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27		6,000	6,006
Florida Board of Education Lottery Revenue	5.000%	7/1/21	(14)	14,455	16,193
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37		1,410	1,428
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37		1,595	1,678
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41		2,925	3,166
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48		3,610	3,803
Florida Municipal Power Agency Revenue	6.250%	10/1/31		3,250	3,869
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/26		5,500	6,367
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16	(Prere.)	365	401
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37		5,000	5,902

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18	(Prere.)	6,000	7,032
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22		1,890	2,272
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	11/7/14		7,300	7,300
Jacksonville FL Transportation Revenue	5.000%	10/1/28		8,425	9,932
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37		750	793
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42		1,500	1,575
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35	(14)	13,350	14,074
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28		8,360	9,183
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21		14,900	15,584
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25		9,000	9,201
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		2,175	2,391
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		5,000	5,791
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24	(14)	18,575	20,732
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25		5,000	5,765
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26		5,000	5,711
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27		7,215	8,173
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27		7,170	8,125
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		5,800	6,520
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		11,440	13,036
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		17,000	18,986
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31		4,705	5,224
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41		4,000	4,568
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42		3,500	4,014
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	8/1/17		17,500	17,516
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39	(12)	5,250	5,888
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24		1,590	1,977
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25		1,680	2,088
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38		5,000	6,105
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		5,000	2,391
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		4,170	4,676
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		2,460	2,751
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		6,500	7,207
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		2,500	2,770
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/33		3,000	3,380
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18	(Prere.)	2,845	3,372
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38		1,155	1,277
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20		975	986
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26		1,500	1,511
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		7,500	8,027
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21	(4)	20,000	23,599
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35		10,000	11,353
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17	(ETM)	1,070	1,191
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39		6,000	3,557
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42		7,540	4,427
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		2,000	2,095
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43		3,250	3,430
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49		3,000	3,407
Palm Glades FL Community Development District Revenue	7.250%	8/1/16		1,145	1,186
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34		3,500	3,914
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39		8,000	9,514
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30		2,800	2,810
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33		7,407	8,236
					442,982
Georgia (2.2%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43		5,615	6,099
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		2,000	2,336
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34		2,500	2,986
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39		15,000	17,764
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33		5,000	5,365
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17	(14)	2,155	2,270
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28		6,685	7,543
Georgia GO	5.000%	7/1/15		8,200	8,467
Georgia GO	5.000%	7/1/15		2,570	2,654
Georgia GO	5.000%	7/1/15		2,400	2,478
Georgia GO	5.000%	7/1/15		7,820	8,074
Georgia GO	5.500%	7/1/15		19,095	19,779

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	11/1/16	8,055	8,796
Georgia GO	5.000%	2/1/22	8,545	10,458
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	3,450	3,506
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	2,520	2,751
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,385	5,935
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	16,856
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,270	1,427
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,240	6,013
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,748
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,340	2,773
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,795
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	644
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,154
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,725
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,091
				174,487
Guam (0.1%)
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,331
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,445
				9,776
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/15	7,000	7,229
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,658
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	4,105
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.000%	8/1/27	2,000	2,296
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,655
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,640
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,740
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,649
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,793
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,891
				45,656
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,612
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,880
				17,492
Illinois (8.4%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	6,303
Chicago IL Board of Education GO	5.000%	12/1/29	5,480	5,636
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,163
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,948
Chicago IL Board of Education GO	5.000%	12/1/42	26,015	26,014
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,357
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	7,985
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,883
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,753
Chicago IL GO (Neighborhoods Alive 21 Program) VRDO	0.050%	11/3/14 LOC	13,115	13,115
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,109
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,710
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,904
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,479
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,771
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,590
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	5,000	5,235
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,030
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	4,022
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	16,983
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	7,939
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,344
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,423
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,405
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,953
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,379
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	6,115
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,820
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,917
Chicago IL Water Revenue	5.250%	11/1/38	15,000	16,547
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,100
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,639
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,617

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		2,000	2,311
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,739
Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.040%	11/7/14	LOC	4,175	4,175
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38		7,500	7,871
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39		5,000	5,290
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42		2,000	2,101
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39		22,500	24,324
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/27	(14)	8,230	8,642
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		9,235	9,517
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42		5,500	5,769
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46		5,750	6,075
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33		6,000	6,554
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37		6,250	6,911
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.030%	11/7/14		10,400	10,400
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29		10,000	12,038
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		6,265	7,125
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,440
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43		10,000	11,667
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		4,600	5,367
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39		10,000	11,593
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/38		500	578
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44		14,000	16,202
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		10,000	11,676
Illinois GO	5.000%	1/1/15		3,465	3,491
Illinois GO	4.000%	3/1/15		10,000	10,116
Illinois GO	5.000%	8/1/15		12,685	13,105
Illinois GO	5.000%	1/1/16		4,870	5,109
Illinois GO	5.000%	8/1/20		4,000	4,514
Illinois GO	5.000%	8/1/21		8,000	9,000
Illinois GO	5.000%	3/1/22		5,000	5,604
Illinois GO	5.000%	3/1/23		6,165	6,791
Illinois GO	5.000%	8/1/23		5,000	5,580
Illinois GO	5.000%	3/1/24		5,000	5,472
Illinois GO	5.000%	8/1/24		13,660	14,992
Illinois GO	5.000%	2/1/25		2,270	2,513
Illinois GO	5.000%	8/1/25		3,000	3,271
Illinois GO	5.000%	2/1/27		3,000	3,264
Illinois GO	5.000%	6/1/30		4,725	4,880
Illinois GO	5.250%	2/1/32		9,575	10,484
Illinois GO	5.250%	2/1/33	(4)	6,200	6,855
Illinois GO	5.500%	7/1/33	(4)	3,350	3,785
Illinois GO	5.000%	1/1/34		6,805	7,182
Illinois GO	5.250%	2/1/34	(4)	3,125	3,445
Illinois GO	5.000%	5/1/34		2,500	2,676
Illinois GO	5.000%	5/1/36		3,000	3,194
Illinois GO	5.500%	7/1/38		7,500	8,213
Illinois GO	5.000%	5/1/39		5,000	5,283
Illinois Sales Tax Revenue	5.000%	6/15/17		7,000	7,792
Illinois Sports Facility Authority Revenue	5.500%	6/15/15	(Prere.)	2,515	2,623
Illinois Sports Facility Authority Revenue	5.500%	6/15/30	(2)	6,120	6,336
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		2,400	2,898
Illinois Toll Highway Authority Revenue	5.250%	1/1/30		5,000	5,743
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,000	6,735
1 Illinois Toll Highway Authority Revenue	5.000%	1/1/36		5,000	5,650
1 Illinois Toll Highway Authority Revenue	5.000%	1/1/37		5,000	5,628
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20		4,500	4,526
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44	(4)	10,000	2,432
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42		5,000	5,394
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		10,265	11,766
					680,895
Indiana (2.2%)
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42		14,000	15,242
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32		5,000	5,474
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35		6,000	6,537
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41		5,500	5,922
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/34		4,000	4,420
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/40		7,500	8,208
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40		2,500	2,633
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44		25,550	26,907

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48		28,025	29,451
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23	(ETM)	19,400	26,388
Indiana Municipal Power Agency Revenue	6.000%	1/1/39		13,275	15,215
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17		14,500	15,798
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/31		5,000	5,625
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/32		4,500	5,036
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/33		3,150	3,492
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36		5,000	5,778
					182,126
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19		20,500	21,899
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22		20,775	22,012
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		15,000	16,144
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34		14,290	12,722
					72,777
Kansas (0.3%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29		3,000	3,366
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43		7,000	7,558
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48		8,000	8,672
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43		5,000	5,644
Wichita KS Health Care Facilities Revenue (Presbyterian Manors Obligated Group)	3.375%	11/15/20		1,000	1,001
					26,241
Kentucky (0.9%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	3/1/15	(Prere.)	7,500	7,621
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46		8,000	8,658
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32		2,155	2,190
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/33		3,065	2,158
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/39		3,000	2,060
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53		12,025	13,817
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/30		3,000	3,522
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital & St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18	(Prere.)	9,400	10,913
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42		9,500	10,851
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17		8,500	8,640
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35		6,250	6,896
					77,326
Louisiana (1.2%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26	(12)	6,000	7,087
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38		2,365	2,477
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		4,250	4,728
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40		9,990	11,242
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44		8,095	9,355
3 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36		10,000	11,131
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of
Our Lady Health System Project)	5.000%	7/1/42		8,000	8,633
New Orleans LA Aviation Board Revenue	6.000%	1/1/23	(12)	5,000	5,835
New Orleans LA Sewage Service Revenue	5.000%	6/1/44		3,000	3,307
New Orleans LA Water Revenue	5.000%	12/1/44		10,000	10,936
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/29		1,500	1,659
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30		1,210	1,324
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32		2,720	2,949
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		12,515	13,455
					94,118

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue
(Eastern Maine Medical Center Obligated Group)	5.000%	7/1/33		4,000	4,355
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28		2,735	2,871
					7,226
Maryland (1.3%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36		1,030	1,046
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44		2,150	2,179
Baltimore MD Special Obligation Revenue	7.000%	9/1/38		8,000	8,777
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43		5,000	5,525
Harford County MD GO	5.000%	7/1/15		2,000	2,065
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41		1,565	1,592
4 Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31		4,000	1,828
Maryland GO	5.000%	2/15/15	(Prere.)	6,000	6,084
Maryland GO	5.000%	11/1/15		6,000	6,290
Maryland GO	5.000%	3/1/22		10,000	12,004
Maryland GO	5.000%	8/1/22		15,000	18,471
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26		4,000	4,650
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27		7,005	8,074
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33		6,750	7,468
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/15	(Prere.)	220	226
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/15	(Prere.)	2,000	2,057
Prince Georges County MD GO	5.000%	9/15/15		3,740	3,898
Prince Georges County MD GO	5.000%	9/15/16		10,000	10,865
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39		750	790
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44		2,000	2,119
					106,008
Massachusetts (1.4%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		12,500	13,852
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		1,500	1,615
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		7,165	7,583
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		5,950	6,215
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		3,750	4,176
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40		9,000	9,534
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32		3,500	4,298
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41		1,500	1,782
Massachusetts Development Finance Agency Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17		4,000	4,014
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20		5,000	5,689
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21		5,000	5,701
Massachusetts GO	5.000%	9/1/15	(Prere.)	8,000	8,321
Massachusetts GO	5.000%	10/1/15		2,000	2,089
Massachusetts GO VRDO	0.060%	11/3/14		1,900	1,900
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36		6,975	8,148
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18	(Prere.)	5,100	5,958
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	0.050%	11/7/14		14,200	14,200
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30		5,000	5,879
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15	(Prere.)	6,000	6,229
					117,183
Michigan (2.6%)
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/33	(14)	6,030	6,094
Detroit MI Water Supply System Revenue	5.000%	7/1/29	(4)	4,415	4,580
Detroit MI Water Supply System Revenue	5.000%	7/1/31		5,000	5,332
Detroit MI Water Supply System Revenue	5.250%	7/1/41		1,270	1,349
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37		10,000	10,796
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30		10,000	10,620
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		7,500	8,341
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43		16,110	17,381
Michigan Building Authority Revenue	5.000%	11/15/36	(4)	6,500	7,059
Michigan Finance Authority Revenue	5.000%	10/1/33		3,000	3,390
Michigan Finance Authority Revenue	5.000%	10/1/34		3,670	4,131
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		14,830	15,580
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		4,625	4,755
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		2,500	2,692
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22		4,060	4,362
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23		6,180	6,205

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan GO	5.250%	9/15/26	(4)	12,000	13,379
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35		2,115	2,313
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34		4,315	4,998
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22		3,870	3,365
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34		10,675	9,068
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42		15,000	14,157
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48		9,220	7,465
Oakland University of Michigan Revenue VRDO	0.050%	11/7/14	LOC	4,100	4,100
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/39		7,000	7,983
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39		2,000	2,202
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30		10,000	10,690
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28		6,125	6,726
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32		2,065	2,211
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37		2,000	2,107
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39		1,700	1,837
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44		2,000	2,149
					207,417
Minnesota (0.5%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45		8,000	8,186
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32		8,250	9,749
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40		715	756
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21		5,000	5,995
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48		10,000	11,200
St. Paul MN Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37		8,500	8,494
					44,380
Mississippi (0.1%)
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		5,500	6,152

Missouri (0.7%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33		10,000	11,019
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39		5,000	5,764
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45		5,000	5,752
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35		6,125	6,246
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.500%	5/1/43		8,500	9,328
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33		6,500	7,176
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48		2,475	2,700
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37		1,830	1,893
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38		1,405	1,469
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38		3,140	3,262
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28	(14)	2,000	2,071
					56,680
Montana (0.0%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37		785	808

Nebraska (0.1%)
Washington County NE Wastewater & Solid Waste Disposal Facilities Revenue
(Cargill Inc. Project) PUT	1.375%	9/1/15		4,500	4,528

Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		9,500	10,286
Clark County NV School District GO	5.000%	6/15/25		10,000	11,252
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23	(14)	2,550	2,866
Sparks NV Local Improvement District Revenue	6.500%	9/1/20		1,505	1,644
Sparks NV Local Improvement District Revenue	6.750%	9/1/27		2,640	2,817
					28,865
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34		1,375	1,451
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42		4,450	4,657
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38		7,000	8,162
					14,270

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey (8.2%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,730
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24		11,500	12,850
New Jersey Building Authority Revenue	5.000%	6/15/19		13,670	15,468
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	1,450	1,486
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/39		8,000	8,572
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/44		6,500	6,921
New Jersey COP	5.250%	6/15/27		5,000	5,613
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26		1,500	1,544
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36		2,000	2,035
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.050%	11/3/14	LOC	2,100	2,100
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43		750	830
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	18,055	21,761
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties
LLC–Montclair State University Student Housing Project)	5.750%	6/1/31		4,000	4,425
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		6,745	7,711
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21		2,810	3,301
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(3)	4,500	5,347
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		8,000	9,124
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		7,150	8,067
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		10,000	11,402
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		7,000	8,183
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	6,300	7,496
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		1,650	1,827
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		2,385	2,680
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28		10,200	11,298
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32		3,000	3,284
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		1,760	1,911
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40		19,485	21,044
New Jersey Economic Development Authority Revenue
(Trustees of the Lawrenceville School Project) VRDO	0.070%	11/3/14		7,100	7,100
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23		12,730	13,651
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29		9,750	10,335
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	6,500	8,365
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	(ETM)	75	78
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15		4,390	4,567
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23		4,100	4,448
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		5,000	5,653
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22		2,400	2,491
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		6,700	7,609
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.050%	11/3/14	LOC	4,100	4,100
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.060%	11/3/14	LOC	700	700
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/15		1,750	1,818
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/18		15,000	16,906
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		10,205	11,622
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		5,000	5,710
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		5,000	5,694
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		2,835	3,229
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		2,500	2,841
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/27		3,455	3,549
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28		2,250	2,561
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.625%	12/1/30		5,000	5,072
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.250%	11/7/14	(4)	6,330	6,330
New Jersey Transportation Corp. COP	5.000%	9/15/15	(Prere.)	7,000	7,295
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	15,250	18,109
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	10,000	12,125
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	30,000	19,720
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/26		21,615	24,663
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		15,000	8,541
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		3,430	1,850
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28		20,000	23,121
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		16,940	19,598
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		4,275	1,979
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/33		5,000	5,607
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		21,150	7,766

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/36		5,000	5,437
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		5,000	5,535
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38	(12)	8,000	9,173
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/39		5,300	6,019
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/44		19,665	21,086
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		8,295	9,466
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		11,785	13,397
New Jersey Turnpike Authority Revenue	0.000%	1/1/35	(2)	21,495	22,376
New Jersey Turnpike Authority Revenue	5.000%	1/1/38		15,000	16,628
New Jersey Turnpike Authority Revenue	5.000%	1/1/43		5,000	5,514
2 New Jersey Turnpike Authority Revenue PUT	0.580%	1/1/16		4,500	4,511
Rutgers State University New Jersey Revenue VRDO	0.060%	11/3/14		5,500	5,500
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23		15,000	16,878
South Jersey Transportation Authority New Jersey Transportation System Revenue VRDO	0.040%	11/7/14	LOC	10,155	10,155
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26		13,645	12,489
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34		5,000	3,722
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/41		22,825	17,021
					661,720
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Gerald Champion Regional Medical Center)	5.500%	7/1/42		19,750	18,575
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38		2,580	2,676
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39		2,025	2,134
					23,385
New York (12.9%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43		5,000	5,672
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		25,400	29,245
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22		10,010	11,446
Nassau County NY GO	4.000%	10/1/21		9,400	10,117
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30		1,500	1,700
New York City NY GO	5.000%	11/1/14	(Prere.)	7,225	7,225
New York City NY GO	5.000%	1/1/17	(Prere.)	3,935	4,318
New York City NY GO	5.000%	8/1/20		4,330	5,129
New York City NY GO	5.000%	8/1/20		3,905	4,626
New York City NY GO	5.000%	8/1/22		5,000	6,007
New York City NY GO	5.000%	1/1/25		1,815	1,972
New York City NY GO	5.000%	10/1/30		10,000	11,698
New York City NY GO	5.000%	8/1/32		10,000	11,524
New York City NY GO	5.000%	8/1/36		15,000	17,033
New York City NY GO VRDO	0.070%	11/3/14		1,900	1,900
New York City NY GO VRDO	0.060%	11/7/14	LOC	14,705	14,705
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		6,000	6,660
1 New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	4.500%	2/15/48		10,000	10,200
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28		4,000	4,376
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26	(12)	5,000	3,436
New York City NY Industrial Development Agency Special Facility Revenue (American Airlines Inc.)	7.750%	8/1/31		26,000	28,536
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16		3,250	3,413
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16		3,500	3,699
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16		4,500	4,750
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16		4,000	4,212
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,000	11,501
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		7,500	8,430
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		10,000	11,714
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		5,000	5,525
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		10,000	11,037
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.060%	11/3/14		5,435	5,435
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33		5,000	5,588
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34		8,650	9,532
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		20,000	22,659
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		12,000	13,386
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15		8,000	8,388
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16		8,000	8,739
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36		15,000	17,211
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38		7,865	8,965
3 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.070%	11/3/14		10,995	10,995

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		2,000	2,243
	New York Liberty Development Corp. Revenue	5.125%	1/15/44		5,000	5,544
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		5,080	5,632
	New York Liberty Development Corp. Revenue	6.375%	7/15/49		10,870	12,306
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		11,000	12,800
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		9,100	10,164
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		3,450	3,847
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,500	1,696
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		10,000	11,644
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,515	3,904
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		13,000	15,026
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		2,000	2,270
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32		2,000	2,265
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32		2,250	2,633
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33		2,500	2,917
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36		14,000	15,670
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36		9,225	10,613
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		8,315	9,229
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		8,575	9,517
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		10,000	11,099
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40		13,000	14,498
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	9,000	10,636
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34		3,250	3,674
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25		5,575	6,638
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26		2,570	3,031
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31		6,000	6,884
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41		8,500	9,613
	New York Metropolitan Transportation Authority Revenue VRDO	0.070%	11/3/14	LOC	51,650	51,650
	New York State Dormitory Authority Revenue (Fordham University) VRDO	0.050%	11/7/14	LOC	13,490	13,490
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37		8,750	9,565
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	0.891%	5/1/18		19,440	19,387
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	(Prere.)	5,220	5,314
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	(Prere.)	280	285
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15		5,090	5,183
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		10,000	10,153
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37		6,400	7,178
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.030%	11/7/14		5,200	5,200
	New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40		5,000	5,638
	New York State Environmental Facilities Corp. Revenue
	(State Clean Water & Drinking Water Revolving Funds)	5.000%	10/15/35		5,815	6,257
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	0.050%	11/7/14	LOC	11,000	11,000
1	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40		15,500	15,861
1	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44		22,000	22,103
1	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	7.250%	11/15/44		4,000	4,290
	New York State Local Government Assistance Corp. Revenue VRDO	0.050%	11/7/14		16,500	16,500
3	New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.180%	11/7/14		10,760	10,760
	New York State Thruway Authority Revenue	5.000%	1/1/37		20,000	22,316
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.070%	11/7/14		8,500	8,500
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/25		2,000	2,332
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/26		3,750	4,263
[2,3]	Nuveen Dividend Advantage Municipal Fund 3 iMTP	0.800%	10/1/17		25,000	25,007
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/24		5,985	6,901
	Port Authority of New York & New Jersey Revenue	5.000%	9/15/25		5,835	6,621
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,695	1,978
	Port Authority of New York & New Jersey Revenue	5.000%	3/15/28		8,600	9,611
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/32		4,500	5,134
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/32		9,900	11,023
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/33		4,000	4,547
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/33		5,000	5,633
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/34		6,650	7,536
	Port Authority of New York & New Jersey Revenue	5.750%	3/15/35		25,000	28,049
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/35		3,740	4,222
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/36		2,665	2,996
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/37		4,665	5,240
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/44		10,000	11,136
3	Port Authority of New York & New Jersey Revenue TOB VRDO	0.100%	11/7/14		5,190	5,190
3	Port Authority of New York & New Jersey Revenue TOB VRDO	0.100%	11/7/14		3,400	3,400
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31		4,000	4,595
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		13,000	15,067
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30		2,315	2,624

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31		1,000	1,129
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27		3,485	3,721
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32		3,000	3,173
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38		4,000	4,189
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28		4,000	4,704
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29		2,000	2,337
Ulster County NY Capital Resource Corp. Revenue
(Health Alliance Senior Living Corp.–Woodland Pond at New Paltz Project)	0.000%	9/15/44		2,710	1,874
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp.–Woodland Pond at New Paltz Project)	6.000%	9/15/37		7,000	6,280
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp.–Woodland Pond at New Paltz Project)	6.000%	9/15/42		7,000	6,185
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		5,600	6,551
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		3,000	3,467
					1,046,042
North Carolina (0.8%)
North Carolina GO	5.500%	3/1/15		2,355	2,397
North Carolina GO	5.000%	6/1/15		3,000	3,085
North Carolina GO	5.000%	5/1/18		3,000	3,438
North Carolina GO	5.000%	6/1/20		5,000	5,998
North Carolina GO	5.000%	6/1/20		10,360	12,428
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38		335	339
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38		1,085	1,105
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23		1,850	1,877
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/23		9,785	11,173
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36		2,000	2,204
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/34		5,050	5,511
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35		4,500	4,862
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27		2,750	2,888
Wake County NC GO	5.000%	2/1/16		7,800	8,262
					65,567
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27		10,000	11,478
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC–State University Project)	5.750%	6/1/31		5,000	5,413
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34		14,195	11,178
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37		5,000	4,197
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42		5,350	4,215
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47		25,730	20,326
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47		15,365	13,161
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		3,750	4,405
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,557
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29		3,380	3,771
Columbus OH GO	5.000%	2/15/22		7,375	8,985
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44		440	479
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41		3,000	3,582
Ohio GO	4.500%	3/15/16	(Prere.)	2,030	2,148
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.070%	11/3/14		7,700	7,700
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		10,250	10,992
Penta Career Center Ohio COP	5.250%	4/1/26		3,505	4,034
Penta Career Center Ohio COP	5.250%	4/1/27		3,490	4,000
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32		3,000	3,190
					128,811
Oklahoma (0.6%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15	(Prere.)	4,250	4,387
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15	(Prere.)	4,510	4,655
Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.125%	4/1/42		10,260	8,408
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36		1,065	1,097
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37		1,365	1,433
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37		1,560	1,621
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37		3,000	3,222
1 Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38		3,500	3,965
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38		4,500	5,043
Tulsa OK Municipal Airport Trust Revenue PUT	7.750%	12/1/14		16,210	16,284
					50,115

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oregon (0.2%)
Oregon Health & Science University Revenue	5.750%	7/1/39		6,750	7,882
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		3,040	3,293
Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,000	1,147
Port of Portland OR International Airport Revenue	5.000%	7/1/33		3,485	3,978
Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,160	3,596
					19,896
Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/29		3,265	3,714
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30		500	543
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35		2,165	2,303
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.981%	2/1/37		10,425	9,281
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		2,800	3,056
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		4,500	4,801
3 Bristol Township PA School District GO TOB VRDO	0.100%	11/7/14		12,935	12,935
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,000	1,193
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41		4,000	4,094
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/39		1,625	1,708
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/46		3,175	3,318
Emmaus PA General Authority Revenue VRDO	0.050%	11/7/14	LOC	1,700	1,700
2 Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) PUT	1.175%	6/1/24		18,500	18,507
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.125%	12/15/20		1,000	1,002
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.300%	12/15/26		500	501
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		4,285	4,736
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32		2,710	2,772
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42		4,000	4,056
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30		4,000	4,522
Montgomery County PA GO VRDO	0.070%	11/3/14		5,185	5,185
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,530	3,843
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35		2,670	3,122
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40		2,500	2,897
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35		5,000	5,482
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40		6,500	7,085
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14	(2)	6,000	6,016
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18	(2)	10,500	10,776
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.400%	1/2/15		15,000	15,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14		7,250	7,250
Pennsylvania GO	5.000%	4/1/22		12,875	15,572
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41		2,275	2,416
3 Pennsylvania State University Revenue TOB VRDO	0.050%	11/7/14	LOC	7,500	7,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(12)	10,040	11,451
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	(12)	6,865	7,810
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		3,990	4,469
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33		4,000	4,790
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36		4,000	4,834
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39		8,000	5,434
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		13,000	14,648
Philadelphia PA Airport Revenue	5.000%	6/15/21		2,820	3,301
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36		5,850	6,183
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42		7,845	8,266
Philadelphia PA School District GO	6.000%	9/1/18	(Prere.)	190	226
Philadelphia PA School District GO	6.000%	9/1/38		12,810	14,516
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.170%	11/7/14	(4)	5,950	5,950
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.807%	12/1/17		20,150	20,001

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico (1.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37		4,905	3,358
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		13,965	9,428
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30	(14)	5,000	4,819
Puerto Rico GO	5.000%	7/1/28		1,845	1,329
Puerto Rico GO	5.125%	7/1/28		3,245	2,354
Puerto Rico GO	5.375%	7/1/30		3,665	2,640
Puerto Rico GO	5.125%	7/1/31		3,125	2,216
Puerto Rico GO	8.000%	7/1/35		12,000	10,499
Puerto Rico GO	5.250%	7/1/37		5,055	3,527
Puerto Rico GO	5.750%	7/1/38		4,320	3,105
Puerto Rico GO	5.500%	7/1/39		7,315	5,139
Puerto Rico GO	6.500%	7/1/40		4,000	2,990
Puerto Rico GO	6.500%	7/1/40		1,830	1,368
Puerto Rico GO	5.000%	7/1/41		14,295	9,652
Puerto Rico GO	5.750%	7/1/41		10,290	7,357
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38		38,370	5,429
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38		3,690	2,726
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39		3,000	2,205
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40		9,900	7,561
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40		8,225	6,498
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41		1,000	719
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43		7,000	4,836
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46		4,880	3,647
					103,402
South Carolina (1.5%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15	(Prere.)	5,000	5,272
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15	(Prere.)	14,650	15,446
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16	(Prere.)	10,120	11,078
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/28		4,000	4,831
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/31		2,500	2,990
Lancaster County SC Assessment Revenue	5.450%	12/1/37		1,270	1,284
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19		11,770	13,235
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	11,500
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21		1,500	1,563
South Carolina Public Service Authority Revenue	5.000%	12/1/34		7,430	8,451
South Carolina Public Service Authority Revenue	5.000%	12/1/35		7,940	9,031
South Carolina Public Service Authority Revenue	5.500%	1/1/38		15,000	17,082
South Carolina Public Service Authority Revenue	5.000%	12/1/38		15,335	17,123
South Carolina Public Service Authority Revenue	5.000%	12/1/39		5,000	5,597
					124,483
South Dakota (0.3%)
South Dakota Building Authority Revenue	5.000%	6/1/38		4,000	4,533
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,000	11,039
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/44		3,775	3,672
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44		5,000	5,544
					24,788
Tennessee (2.1%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45		6,500	7,336
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42		3,215	767
Metropolitan Government of Nashville & Davidson County TN Industrial Development
Board Revenue (Waste Management Inc. Tennessee Project) PUT	1.500%	8/1/17		7,500	7,507
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.060%	11/3/14	(4)	9,350	9,350
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.070%	11/3/14	(4)	27,700	27,700
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15		20,495	21,173
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19		22,820	25,388
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19		7,280	8,289
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		3,460	3,869
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		2,295	2,650
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		890	1,014
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		6,045	7,052

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		2,055	2,360
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		1,655	1,948
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24		5,780	6,642
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		2,500	2,946
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		2,460	2,905
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		16,215	18,655
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37		1,840	1,896
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37		2,490	2,564
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38		1,570	1,685
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		4,500	4,875
					168,571
Texas (8.7%)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32		4,090	1,889
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		3,000	1,299
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		6,590	7,069
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46		1,500	1,747
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/26		10,000	11,173
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32		7,200	7,792
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		3,760	4,046
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		7,000	7,532
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		7,085	7,580
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		21,275	22,981
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		16,785	18,013
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		10,000	10,732
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43		4,240	4,506
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34		19,500	14,571
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		8,000	8,929
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/31		8,000	9,018
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/38		2,500	2,678
Houston TX Airport System Revenue	5.000%	7/1/23		3,000	3,476
Houston TX Airport System Revenue	5.000%	7/1/32		5,000	5,511
Houston TX Airport System Revenue	5.500%	7/1/39		5,000	5,661
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24		7,500	8,025
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	6.125%	7/15/27		11,000	11,041
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29		23,150	24,438
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30		4,000	4,518
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/22		2,250	2,578
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/28		4,000	4,283
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	205	245
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		5,000	5,515
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35		2,940	3,279
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		10,000	11,027
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39		4,765	5,313
Lubbock TX Independent School District GO	5.750%	2/15/42	(12)	4,500	5,242
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.500%	2/15/25		2,100	2,137
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.625%	2/15/35		3,195	3,235
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.125%	2/15/42		2,750	2,791
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.450%	2/2/15		12,000	11,999
New Hope TX Cultural Education Facilities Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39		1,250	1,324
New Hope TX Cultural Education Facilities Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46		3,000	3,166
North Texas Tollway Authority System Revenue	6.250%	2/1/23		20,000	22,597
North Texas Tollway Authority System Revenue	6.000%	1/1/28		9,040	10,625
North Texas Tollway Authority System Revenue	5.000%	9/1/30		7,000	8,036
North Texas Tollway Authority System Revenue	6.125%	1/1/31		12,000	12,625

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/32		13,020	14,439
North Texas Tollway Authority System Revenue	5.625%	1/1/33		8,145	9,049
North Texas Tollway Authority System Revenue	5.750%	1/1/38		29,000	32,197
North Texas Tollway Authority System Revenue	6.250%	1/1/39		15,480	18,003
North Texas Tollway Authority System Revenue	6.000%	9/1/41		5,000	6,096
Round Rock TX Independent School District GO	5.000%	8/1/15		2,505	2,597
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		1,070	1,236
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24		7,650	9,163
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25		1,000	1,205
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16		3,825	3,797
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44		10,000	9,563
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39		595	612
Texas GO	5.750%	8/1/31		405	407
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.857%	9/15/17		16,165	16,170
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19		10,000	11,444
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		15,400	17,761
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		16,500	18,446
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		2,700	3,008
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		1,550	1,838
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26		12,710	15,656
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		3,395	3,745
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32		6,480	7,033
Texas Municipal Power Agency Revenue	0.000%	9/1/16	(ETM)	280	278
Texas Municipal Power Agency Revenue	0.000%	9/1/17	(14)	58,660	57,036
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		3,705	4,531
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		20,000	24,911
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		10,000	12,437
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38		12,500	15,493
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		8,525	10,093
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43		15,000	18,155
Texas TRAN	1.500%	8/31/15		30,000	30,339
University of Texas Permanent University Fund Revenue	5.000%	7/1/15		3,800	3,924
					700,940
Utah (0.3%)
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29		4,475	5,013
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30		3,700	4,125
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31		4,685	5,217
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32		3,500	3,892
Utah GO	5.000%	7/1/15		5,000	5,163
					23,410
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42		3,275	3,458
2 Vermont Student Assistance Corp. Education Loan Revenue	1.733%	6/1/22		7,391	7,405
2 Vermont Student Assistance Corp. Education Loan Revenue	3.233%	12/3/35		10,000	10,059
					20,922
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29		3,500	3,924
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33		2,250	2,474
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25		2,400	2,647
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39		2,000	2,131
					11,176
Virginia (1.5%)
3 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32	(ETM)	435	577
Charles City County VA Economic Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17		3,500	3,512
Chesapeake VA Toll Road Revenue	0.000%	7/15/40		7,800	5,049
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43		4,750	4,897
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29		1,425	1,581
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30		2,000	2,211
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31		1,155	1,273
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33		1,000	1,094

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Gloucester County VA Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17		4,000	4,014
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42		5,550	5,645
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15	(Prere.)	10,000	10,316
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46		9,500	6,740
Virginia GO	5.000%	6/1/17		7,480	8,338
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32		12,670	13,816
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37		18,000	20,438
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42		13,350	14,494
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34		11,500	12,136
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44		4,000	4,440
					120,571
Washington (0.9%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25		2,500	2,904
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26		4,000	4,621
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21		5,000	5,801
Port of Seattle WA Revenue	5.000%	8/1/23		2,810	3,273
Port of Seattle WA Revenue	5.000%	9/1/25		3,000	3,419
Port of Seattle WA Revenue	5.000%	6/1/30		9,000	10,227
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		9,060	9,830
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31		5,000	5,501
Washington GO	5.000%	7/1/15	(2)	2,425	2,504
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43	(12)	10,000	10,949
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38		10,000	10,963
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34		5,000	5,503
					75,495
West Virginia (0.3%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co.–Amos Project)	5.375%	12/1/38		2,500	2,753
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		6,000	6,587
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.375%	6/1/38		5,000	5,670
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/39		400	443
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44		5,000	5,716
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44		2,250	2,483
					23,652
Wisconsin (1.9%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42		3,000	3,128
Public Finance Authority of Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23		9,200	9,118
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17		6,100	6,719
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22		11,275	12,589
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		12,000	12,907
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		5,000	5,131
Public Finance Authority of Wisconsin CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46		14,500	17,037
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26		2,410	2,827
Wisconsin GO	6.000%	5/1/27		17,000	20,409
Wisconsin GO	6.250%	5/1/37		20,200	24,221
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40		5,675	6,220
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39		10,810	12,004
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37		5,000	5,590
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39		6,765	7,433
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32		5,500	6,125
					151,458
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (Exxonmobil Project) VRDO	0.060%	11/3/14		7,000	7,000
Total Tax-Exempt Municipal Bonds (Cost $7,411,253)					7,899,033

High-Yield Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management Fund (Cost $122,358)	0.047%	122,358,000	122,358
Total Investments (99.1%) (Cost $7,533,611)			8,021,391
Other Assets and Liabilities (0.9%)
Other Assets			226,282
Liabilities			(155,635)
			70,647
Net Assets (100%)			8,092,038

At October 31, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			7,719,709
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(115,451)
Unrealized Appreciation (Depreciation)			487,780
Net Assets			8,092,038

Investor Shares—Net Assets
Applicable to 132,130,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,484,331
Net Asset Value Per Share—Investor Shares			$11.23

Admiral Shares—Net Assets
Applicable to 588,197,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			6,607,707
Net Asset Value Per Share—Admiral Shares			$11.23

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $136,745,000, representing 1.7% of net assets.
4 Security made only partial interest payments during the year ended October 31, 2014.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover of report.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2014: $190,000
Fiscal Year Ended October 31, 2013: $166,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2014: $6,605,127
Fiscal Year Ended October 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2014: $2,176,479
Fiscal Year Ended October 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2014: $316,869
Fiscal Year Ended October 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2014: $198,163
Fiscal Year Ended October 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2014: $515,032
Fiscal Year Ended October 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 18, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.